UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: February 29, 2024

Item 1: Report(s) to Shareholders.

Annual Report | February 29, 2024
Schwab U.S. REIT ETF

    Ticker Symbol SCHH

No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Schwab U.S. REIT ETF | Annual Report1

Schwab U.S. REIT ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended February 29, 2024
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	3.95%
NAV Return[1]	4.06%
Dow Jones Equity All REIT Capped Index	4.12%
ETF Category: Morningstar Real Estate[2]	3.80%
Performance Details	pages 6-8
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
2Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
The Investment Environment

For the 12-month reporting period ended February 29, 2024, U.S. equities rose, posting strong gains despite inflation remaining elevated, the U.S. Federal Reserve (Fed) continuing to raise interest rates through July 2023, and three U.S. regional banks failing between early March and early May raising concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further interest rate increases, stocks staged a strong upsurge—particularly in the last four months of the reporting period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. For the reporting period, the Dow Jones Equity All REIT Capped Index, which represents U.S. real estate investment trusts (REITs), returned 4.12%. The FTSE EPRA Nareit Global Index (Net)*, which represents general trends in eligible real estate securities worldwide, returned 0.01%. Over the same period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 30.45%.
Early in the reporting period, as inflation continued to rise and the Fed continued raising interest rates, U.S. REITs exhibited weakness as demand remained constrained. The U.S. banking crisis, though short-lived, also dragged on REITs, as did continuing recession concerns. U.S. REITs hit a low for the reporting period in late October 2023 but rallied through December 2023 before weakening again during the final two months of the reporting period as expectations for interest rate cuts pushed further into 2024. Among REIT sub-industries in the Dow Jones Equity All REIT Capped Index, hotel & resort REITs were the strongest performer by a large margin, as consumers continued to spend on travel and leisure. In contrast, real estate development was the weakest sub-industry, as high mortgage rates constrained demand by homebuyers and investors alike, office vacancy rates remained high, and concerns about the health of the U.S. corporate real estate market remained.
The U.S. economy continued to show unexpected resilience over the reporting period. Surprisingly robust job growth and strong consumer spending helped propel U.S. gross domestic product (GDP) to a 4.9% annualized growth rate for the third quarter of 2023, up from roughly 2% for the prior two quarters, but GDP fell to 3.4% for the fourth quarter. Inflation remained above the Fed’s historical 2% target over the reporting period but generally declined as rents and wage growth eased, profit margins declined, and monetary policy remained restrictive. The unemployment rate remained low throughout the reporting period though ticked up slightly over the second half of the reporting period.
Asset Class Performance Comparison % returns during the 12 months ended February 29, 2024

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab U.S. REIT ETF | Annual Report3

Schwab U.S. REIT ETF
The Investment Environment (continued)

In its efforts to lower inflation, the Fed raised interest rates in March, May, and July 2023, increasing the federal funds rate from a range of 4.50% to 4.75% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December 2023, and January 2024, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period.
4Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS
Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the fund. Prior to joining Schwab in 2010, Mr. Juwono worked at
BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that,
Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab U.S. REIT ETF | Annual Report5

Schwab U.S. REIT ETF as of February 29, 2024

The Schwab U.S. REIT ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. real estate investment trusts (REITs) classified as equities. To pursue its goal, the fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index (the index). The index is a float-adjusted market capitalization weighted index that is subject to capping constraints at each quarterly rebalancing. The index generally includes all publicly traded equity REITs with a minimum float-adjusted market capitalization of $200 million and a three-month median daily value traded of at least $5 million. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 29, 2024, U.S. equities rose, posting strong gains despite inflation remaining elevated, the U.S. Federal Reserve (Fed) continuing to raise interest rates through July 2023, and three U.S. regional banks failing between early March and early May raising concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further interest rate increases, stocks staged a strong upsurge—particularly in the last four months of the reporting period. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. Early in the reporting period, as inflation continued to rise and the Fed continued raising interest rates, U.S. REITs exhibited weakness as demand remained constrained. The U.S. banking crisis, though short-lived, also dragged on REITs, as did continuing recession concerns. U.S. REITs hit a low for the reporting period in late October 2023 but rallied through December 2023 before weakening again during the final two months of the reporting period as expectations for interest rate cuts pushed further into 2024.
Performance. For the 12-month reporting period ended February 29, 2024, the fund’s market price return was 3.95% and its NAV return was 4.06% (for an explanation of the market price and NAV returns, please refer to footnote 3 on the following page). The index returned 4.12% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The diversified REITs sub-industry detracted the most from the total return of the fund. Diversified REITs represented an average weight of approximately 2% of the fund’s investments and returned approximately -18% for the reporting period. One example from this sub-industry is WP Carey, Inc., a global net-lease REIT that provides long-term sale-leaseback and build-to-suit financing solutions for companies worldwide. The fund’s holdings of WP Carey, Inc. represented an average weight of approximately 1% of the fund’s investments and returned approximately -25% for the reporting period.
The residential REITs sub-industry also detracted from the total return of the fund, representing an average weight of approximately 15% of the fund’s investments and returning approximately -2% for the reporting period.
The specialized REITs sub-industry contributed the most to the total return of the fund. Specialized REITs represented an average weight of approximately 39% of the fund’s investments and returned approximately 7% for the reporting period. One example from this sub-industry is Equinix, Inc., a real estate investment trust that invests in interconnected data centers. The fund’s holdings of Equinix, Inc. represented an average weight of approximately 6% of the fund’s investments and returned approximately 32% for the reporting period.
The industrial REITs sub-industry also contributed to the total return of the fund, representing an average weight of approximately 14% of the fund’s investments and returning approximately 8% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
6Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of February 29, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (February 28, 2014 – February 29, 2024)1,2

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[3]	3.95%	1.17%	4.73%
NAV Return[3]	4.06%	1.20%	4.74%
Dow Jones Equity All REIT Capped Index[2]	4.12%	N/A	N/A
REIT Spliced Index	4.12%	1.24%	4.81%
ETF Category: Morningstar Real Estate[4]	3.80%	3.76%	5.66%
Fund Expense Ratio[5]: 0.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
3
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
Schwab U.S. REIT ETF | Annual Report7

Schwab U.S. REIT ETF
Performance and Fund Facts as of February 29, 2024 (continued)

Statistics1
Number of Holdings	120
Weighted Average Market Cap (millions)	$42,646
Price/Earnings Ratio (P/E)	33.6
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	6% [2]
Industry Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Industry Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
8Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2023 and held through February 29, 2024.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/29/24	EXPENSES PAID DURING PERIOD 9/1/23-2/29/24 [2]
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$1,062.60	$0.36
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.52	$0.35

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

Schwab U.S. REIT ETF | Annual Report9

Schwab U.S. REIT ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 2/29/24	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]	3/1/19– 2/29/20[1]
Per-Share Data
Net asset value at beginning of period	$19.96	$23.30	$19.48	$21.15	$21.65
Income (loss) from investment operations:
Net investment income (loss)[2]	0.64	0.60	0.43	0.42	0.66
Net realized and unrealized gains (losses)	0.12	(3.45)	3.79	(1.54)	(0.50)
Total from investment operations	0.76	(2.85)	4.22	(1.12)	0.16
Less distributions:
Distributions from net investment income	(0.67)	(0.49)	(0.40)	(0.55)	(0.66)
Net asset value at end of period	$20.05	$19.96	$23.30	$19.48	$21.15
Total return	4.06%	(12.22%)	21.56%	(4.98%)	0.59%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%	0.07%[3]	0.07%	0.07%	0.07%
Net investment income (loss)	3.34%	2.82%[3]	1.81%	2.33%	2.88%
Portfolio turnover rate[4]	6%	6%	5%	59%	6%
Net assets, end of period (x 1,000,000)	$6,361	$5,780	$6,648	$4,892	$5,717

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022. (see financial note 12 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
10Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Portfolio Holdings  as of February 29, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Data Center REITs 9.3%
Digital Realty Trust, Inc.	1,569,809	230,463,659
Equinix, Inc.	408,930	363,465,163
		593,928,822

Diversified REITs 2.0%
Alexander & Baldwin, Inc.	375,502	6,105,662
American Assets Trust, Inc.	251,977	5,435,144
Armada Hoffler Properties, Inc.	349,653	3,559,468
Broadstone Net Lease, Inc.	970,456	14,469,499
Empire State Realty Trust, Inc., Class A	676,534	6,745,044
Essential Properties Realty Trust, Inc.	809,198	19,331,740
Global Net Lease, Inc.	1,015,535	7,322,007
WP Carey, Inc.	1,133,457	63,847,633
		126,816,197

Health Care REITs 8.6%
CareTrust REIT, Inc.	617,283	13,925,905
Global Medical REIT, Inc.	319,464	2,859,203
Healthcare Realty Trust, Inc.	1,975,012	27,215,666
Healthpeak Properties, Inc.	2,835,707	47,498,092
LTC Properties, Inc.	214,717	6,754,997
Medical Properties Trust, Inc. (a)	3,107,082	13,080,815
National Health Investors, Inc.	225,007	12,931,152
Omega Healthcare Investors, Inc.	1,269,936	39,520,408
Physicians Realty Trust	1,236,110	13,881,515
Sabra Health Care REIT, Inc.	1,198,308	16,632,515
Ventas, Inc.	2,085,703	88,204,380
Welltower, Inc.	2,868,881	264,396,073
		546,900,721

Hotel & Resort REITs 3.3%
Apple Hospitality REIT, Inc.	1,102,936	17,746,240
DiamondRock Hospitality Co.	1,087,593	10,223,374
Host Hotels & Resorts, Inc.	3,656,597	75,837,822
Park Hotels & Resorts, Inc.	1,087,893	18,059,024
Pebblebrook Hotel Trust	625,305	9,904,831
RLJ Lodging Trust	808,305	9,594,581
Ryman Hospitality Properties, Inc.	309,516	36,671,456
Service Properties Trust	859,434	5,844,151
Summit Hotel Properties, Inc.	556,629	3,573,558
Sunstone Hotel Investors, Inc.	1,064,131	11,907,626
Xenia Hotels & Resorts, Inc.	549,439	8,428,394
		207,791,057

Industrial REITs 14.0%
Americold Realty Trust, Inc.	1,381,482	34,951,495
EastGroup Properties, Inc.	240,120	42,186,683
First Industrial Realty Trust, Inc.	685,666	36,340,298
Innovative Industrial Properties, Inc.	145,317	14,239,613
SECURITY	NUMBER OF SHARES	VALUE ($)
LXP Industrial Trust	1,517,861	13,144,676
Plymouth Industrial REIT, Inc.	189,698	4,091,786
Prologis, Inc.	4,730,011	630,368,566
Rexford Industrial Realty, Inc.	1,094,198	55,672,794
STAG Industrial, Inc.	941,277	34,959,028
Terreno Realty Corp.	434,931	27,966,063
		893,921,002

Multi-Family Residential REITs 8.9%
Apartment Income REIT Corp.	761,598	23,091,651
Apartment Investment & Management Co., Class A *	695,090	5,129,764
AvalonBay Communities, Inc.	736,094	130,310,721
Camden Property Trust	553,436	52,288,633
Centerspace	77,907	4,330,850
Elme Communities	455,554	5,867,536
Equity Residential	1,791,135	107,844,238
Essex Property Trust, Inc.	332,686	76,983,541
Independence Realty Trust, Inc.	1,164,141	17,043,024
Mid-America Apartment Communities, Inc.	604,837	76,015,914
NexPoint Residential Trust, Inc.	118,682	3,466,701
UDR, Inc.	1,568,579	55,684,555
Veris Residential, Inc.	416,214	6,076,725
		564,133,853

Office REITs 4.9%
Alexandria Real Estate Equities, Inc.	810,654	101,112,873
Boston Properties, Inc.	748,380	48,435,154
Brandywine Realty Trust	889,763	3,825,981
COPT Defense Properties	582,810	14,121,486
Cousins Properties, Inc.	786,067	17,930,188
Douglas Emmett, Inc.	864,711	11,431,479
Easterly Government Properties, Inc.	493,016	5,817,589
Equity Commonwealth *	553,115	10,415,156
Highwoods Properties, Inc.	547,372	13,383,245
Hudson Pacific Properties, Inc.	656,988	4,165,304
JBG SMITH Properties	451,997	7,494,110
Kilroy Realty Corp.	553,248	20,962,567
NET Lease Office Properties	75,953	1,852,494
Office Properties Income Trust	253,675	677,312
Paramount Group, Inc.	857,393	3,798,251
Peakstone Realty Trust (a)	186,735	2,571,341
Piedmont Office Realty Trust, Inc., Class A	639,588	4,010,217
SL Green Realty Corp. (a)	333,975	16,191,108
Vornado Realty Trust	828,839	21,798,466
		309,994,321

Other Specialized REITs 7.0%
EPR Properties	390,194	16,029,170
Farmland Partners, Inc.	226,467	2,672,311
Four Corners Property Trust, Inc.	469,679	11,356,838
Gaming & Leisure Properties, Inc.	1,384,062	62,947,140
See financial notes
Schwab U.S. REIT ETF | Annual Report11

Schwab U.S. REIT ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Iron Mountain, Inc.	1,513,502	119,021,797
Lamar Advertising Co., Class A	453,939	50,182,956
Outfront Media, Inc.	753,484	10,827,565
Safehold, Inc.	232,106	4,669,973
Uniti Group, Inc.	1,237,506	7,251,785
VICI Properties, Inc.	5,362,455	160,498,278
		445,457,813

Retail REITs 13.8%
Acadia Realty Trust	493,449	8,087,629
Agree Realty Corp.	520,796	28,617,740
Brixmor Property Group, Inc.	1,558,315	35,233,502
Federal Realty Investment Trust	380,779	38,401,562
Getty Realty Corp.	248,876	6,560,371
InvenTrust Properties Corp.	349,504	8,824,976
Kimco Realty Corp.	3,447,018	68,113,076
Kite Realty Group Trust	1,137,175	24,346,917
Macerich Co.	1,116,069	18,314,692
NETSTREIT Corp.	356,737	5,996,749
NNN REIT, Inc.	945,706	38,480,777
Phillips Edison & Co., Inc.	620,108	22,150,258
Realty Income Corp.	4,310,650	224,627,972
Regency Centers Corp.	851,518	52,751,540
Retail Opportunity Investments Corp.	651,944	8,429,636
Simon Property Group, Inc.	1,691,031	250,509,332
SITE Centers Corp.	932,162	12,658,760
Tanger, Inc.	546,327	15,739,681
Urban Edge Properties	609,733	10,371,558
		878,216,728

Self Storage REITs 7.1%
CubeSmart	1,165,535	50,828,981
Extra Space Storage, Inc.	1,095,131	154,380,617
National Storage Affiliates Trust	400,572	14,344,483
Public Storage	820,286	232,854,587
		452,408,668

Single-Family Residential REITs 5.0%
American Homes 4 Rent, Class A	1,648,575	61,013,761
Equity LifeStyle Properties, Inc.	966,152	65,041,353
Invitation Homes, Inc.	2,981,707	101,586,757
Sun Communities, Inc.	645,033	86,279,614
UMH Properties, Inc.	323,922	4,988,399
		318,909,884

Telecom Tower REITs 13.2%
American Tower Corp.	2,386,405	474,560,498
Crown Castle, Inc.	2,249,605	247,321,574
SECURITY	NUMBER OF SHARES	VALUE ($)
SBA Communications Corp.	559,224	117,006,437
		838,888,509

Timber REITs 2.7%
PotlatchDeltic Corp.	411,328	18,596,139
Rayonier, Inc.	707,308	24,352,614
Weyerhaeuser Co.	3,783,921	130,091,205
		173,039,958
Total Common Stocks (Cost $6,460,904,760)		6,350,407,533

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (b)	3,724,027	3,724,027
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (b)(c)	18,130,960	18,130,960
		21,854,987
Total Short-Term Investments (Cost $21,854,987)		21,854,987
Total Investments in Securities (Cost $6,482,759,747)		6,372,262,520

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 03/15/24	305	10,437,100	102,466

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,496,702.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
12Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Portfolio Holdings  as of February 29, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$6,350,407,533	$—	$—	$6,350,407,533
Short-Term Investments[1]	21,854,987	—	—	21,854,987
Futures Contracts[2]	102,466	—	—	102,466
Total	$6,372,364,986	$—	$—	$6,372,364,986

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. REIT ETF | Annual Report13

Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of February 29, 2024
Assets
Investments in securities, at value - unaffiliated (cost $6,482,759,747) including securities on loan of $17,496,702		$6,372,262,520
Deposit with broker for futures contracts		556,500
Receivables:
Fund shares sold		19,000,986
Dividends		6,711,721
Variation margin on future contracts		88,375
Income from securities on loan	+	12,374
Total assets		6,398,632,476

Liabilities
Collateral held for securities on loan		18,130,960
Payables:
Fund shares redeemed		14,033,468
Investments bought		4,946,241
Management fees	+	346,544
Total liabilities		37,457,213
Net assets		$6,361,175,263

Net Assets by Source
Capital received from investors		$7,467,823,181
Total distributable loss	+	(1,106,647,918)
Net assets		$6,361,175,263

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,361,175,263		317,300,000		$20.05

See financial notes
14Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2023 through February 29, 2024
Investment Income
Dividends received from securities - unaffiliated		$199,434,012
Interest received from securities - unaffiliated		74,309
Securities on loan, net	+	174,986
Total investment income		199,683,307

Expenses
Management fees		4,101,201
Total expenses	–	4,101,201
Net investment income		195,582,106

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(99,988,265)
Net realized gains on sales of in-kind redemptions - unaffiliated		183,423,581
Net realized losses on futures contracts	+	(3,088,952)
Net realized gains		80,346,364
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(5,048,378)
Net change in unrealized appreciation (depreciation) on futures contracts	+	504,353
Net change in unrealized appreciation (depreciation)	+	(4,544,025)
Net realized and unrealized gains		75,802,339
Increase in net assets resulting from operations		$271,384,445
See financial notes
Schwab U.S. REIT ETF | Annual Report15

Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/23-2/29/24		3/1/22-2/28/23
Net investment income		$195,582,106	$170,738,808
Net realized gains		80,346,364	167,043,543
Net change in unrealized appreciation (depreciation)	+	(4,544,025)	(1,108,350,266)
Increase (decrease) in net assets resulting from operations		$271,384,445	($770,567,915 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($203,691,040 )	($139,086,455 )

TRANSACTIONS IN FUND SHARES[1]
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		78,200,000	$1,485,104,716	42,700,000	$901,472,496
Shares redeemed	+	(50,450,000)	(971,438,472)	(38,550,000)	(860,477,105)
Net transactions in fund shares		27,750,000	$513,666,244	4,150,000	$40,995,391

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		289,550,000	$5,779,815,614	285,400,000	$6,648,474,593
Total increase (decrease)	+	27,750,000	581,359,649	4,150,000	(868,658,979)
End of period		317,300,000	$6,361,175,263	289,550,000	$5,779,815,614

[1]
For the period ended February 28, 2023, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10,
2022. The retroactive adjustment of the share split does not change the transaction in fund share values (see financial note 12 for additional information).

See financial notes
16Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Financial Notes

1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. REIT ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. TIPS ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF	Schwab High Yield Bond ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain mutual funds which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Schwab U.S. REIT ETF | Annual Report17

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchage-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting  fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
18Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the fund’s investments as of February 29, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 29, 2024, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 29, 2024, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Schwab U.S. REIT ETF | Annual Report19

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly, and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date.  Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
20Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Financial Notes (continued)

3. Risk Factors (continued):
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other  types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk, market risk and operational risk are discussed elsewhere in this section. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility and could cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could
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Schwab U.S. REIT ETF
Financial Notes (continued)

3. Risk Factors (continued):
create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
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Schwab U.S. REIT ETF
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex  may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of February 29, 2024, as applicable:
Schwab MarketTrack All Equity Portfolio	0.7%
Schwab MarketTrack Balanced Portfolio	0.3%
Schwab MarketTrack Conservative Portfolio	0.1%
Schwab MarketTrack Growth Portfolio	0.6%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.3%
Schwab Target 2030 Index Fund	0.7%
Schwab Target 2035 Index Fund	0.6%
Schwab Target 2040 Index Fund	0.8%
Schwab Target 2045 Index Fund	0.6%
Schwab Target 2050 Index Fund	0.8%
Schwab Target 2055 Index Fund	0.5%
Schwab Target 2060 Index Fund	0.6%
Schwab Target 2065 Index Fund	0.1%
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.2%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $13,873,054 and $50,967,977, respectively, and includes realized losses of $25,314,557.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares. The transfer agent is also responsible for the order-taking function for the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.
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Schwab U.S. REIT ETF
Financial Notes (continued)

 6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser.  The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of February 29, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$102,466	$102,466

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended February 29, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	($3,088,952 )	($3,088,952 )
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$504,353	$504,353

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
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Schwab U.S. REIT ETF
Financial Notes (continued)

8. Derivatives (continued):
During the period ended February 29, 2024, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
Notional Amount	Number of Contracts
$14,172,162	427

9. Purchases and Sales of Investment Securities:
For the period ended February 29, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$423,861,339	$380,341,229

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended February 29, 2024, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$1,352,913,522	$843,340,165
For the period ended February 29, 2024, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 29, 2024, are disclosed in the fund’s Statement of Operations, if any.

11. Federal Income Taxes:
As of February 29, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$6,616,814,467	$630,032,276	($874,481,757 )	($244,449,481 )

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Schwab U.S. REIT ETF
Financial Notes (continued)

11. Federal Income Taxes (continued):
As of February 29, 2024, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$20,301,260	($244,449,481 )	($882,499,697 )	($1,106,647,918 )
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and realization for tax purposes of unrealized appreciation or depreciation on futures contracts. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 29, 2024, the fund had capital loss carryforwards of $882,499,697.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$203,691,040	$139,086,455
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of February 29, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the period ended February 29, 2024, the fund did not incur any interest or penalties.

12. Share Splits:
The Board authorized a 2-for-1 share split for the Schwab U.S. REIT ETF which applied to shareholders of record as of the close of markets on March 8, 2022, and paid after the close of  markets on March 10, 2022.  Shares began trading at their post-split price on March 11, 2022.  The share split increased the number of shares outstanding and decreased the NAV per share. The share split did not change the total value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the fund have been retroactively adjusted for the period ended February 28, 2023, to reflect the above share split.

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab U.S. REIT ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. REIT ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab U.S. REIT ETF (the “Fund”), one of the funds constituting Schwab Strategic Trust, as of February 29, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended February 29, 2020 were audited by other auditors, whose report, dated April 16, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab U.S. REIT ETF
Other Federal Tax Information (unaudited)

For the fiscal year ended February 29, 2024, the fund designates $3,786,874 of the dividend distributions as qualified dividends for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.  Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
For the fiscal year ended February 29, 2024, the fund designates $199,904,166 as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
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Schwab U.S. REIT ETF
Liquidity Risk Management Program  (unaudited)

The fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated the fund’s investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The fund’s Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing the fund’s liquidity risk.
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Schwab U.S. REIT ETF
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab U.S. REIT ETF
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Schwab U.S. REIT ETF
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
32Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Glossary

ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights greater than 5% exceeds 25%.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net) An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity The ability to convert a security or asset quickly into cash.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
Schwab U.S. REIT ETF | Annual Report33

Schwab U.S. REIT ETF
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market The market that deals with the issuance of new securities.
real estate investment trust (REIT) Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
REIT Spliced Index An internally calculated index, comprised of the Dow Jones U.S. Select REIT Index from the inception of the Schwab U.S. REIT ETF until the close of business on June 19, 2020, and the Dow Jones Equity All REIT Capped Index thereafter. The REIT Spliced Index is published with the permission of S&P Dow Jones Indices LLC, but is not calculated, sponsored or endorsed by S&P Dow Jones Indices LLC.
rights and warrants Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
34Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Schwab High Yield Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2024 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab U.S. REIT ETF
Active semi-transparent (also referred to as non-transparent) ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR60994-13
00297770

Annual Report | February 29, 2024
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF	FNDB
Schwab Fundamental U.S. Large Company Index ETF	FNDX
Schwab Fundamental U.S. Small Company Index ETF	FNDA
Schwab Fundamental International Large Company Index ETF	FNDF
Schwab Fundamental International Small Company Index ETF	FNDC
Schwab Fundamental Emerging Markets Large Company Index ETF	FNDE
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
No Action Required – Notice Regarding Shareholder Report Delivery
Beginning on July 24, 2024, fund shareholder reports will be streamlined to highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will not appear in the streamlined shareholder reports but will available online and delivered free of charge upon request.

• If you already receive the full shareholder reports, you will receive the streamlined shareholder reports in the same way that you currently receive the full shareholder reports (either in paper or electronically).

• If you currently receive a notification when a shareholder report is available on a fund’s website, beginning July 24, 2024, you will begin to receive the streamlined shareholder report (in paper).

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Schwab Fundamental Index ETFs | Annual Report1

Schwab Fundamental Index ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Total Returns for the 12 Months Ended February 29, 2024
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	19.08%
NAV Return[1]	19.24%
Russell RAFITM US Index	19.48%
Russell 3000® Index	28.60%
ETF Category: Morningstar Large Value[2]	13.91%
Performance Details	pages 6-8

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	20.04%
NAV Return[1]	20.06%
Russell RAFITM US Large Company Index	20.31%
Russell 1000® Index	29.81%
ETF Category: Morningstar Large Value[2]	13.91%
Performance Details	pages 9-11

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	9.69%
NAV Return[1]	9.64% [3]
Russell RAFITM US Small Company Index	9.83%
Russell 2000® Index	10.05%
ETF Category: Morningstar Small Blend[2]	9.66%
Performance Details	pages 12-14
Total Returns for the 12 Months Ended February 29, 2024
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	14.43%
NAV Return[1]	14.06%
Russell RAFITM Developed ex US Large Company Index (Net)*	14.07%
MSCI EAFE® Index (Net)*	14.41%
ETF Category: Morningstar Foreign Large Value[2]	11.32%
Performance Details	pages 15-17

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	8.53%
NAV Return[1]	8.23%
Russell RAFITM Developed ex US Small Company Index (Net)*	8.46%
S&P Developed ex-U.S. Small Cap Index (Net)*	4.58%
ETF Category: Morningstar Foreign Small/Mid Value[2]	10.23%
Performance Details	pages 18-20

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	12.52%
NAV Return[1]	13.17%
Russell RAFITM Emerging Markets Large Company Index (Net)*	14.39%
MSCI Emerging Markets Index (Net)*	8.73%
ETF Category: Morningstar Diversified Emerging Markets[2]	10.99%
Performance Details	pages 21-23

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental Index ETFs are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
3
Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
2Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Index ETFs
The Investment Environment

For the 12-month reporting period ended February 29, 2024, U.S. and international equities rose. U.S. stocks posted strong gains despite inflation remaining elevated, the U.S. Federal Reserve (Fed) continuing to raise interest rates through July 2023, and three U.S. regional banks failing between early March and early May raising concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further interest rate increases, stocks staged a strong upsurge—particularly in the last four months of the reporting period. International stocks, despite exhibiting higher volatility, followed the same trajectory for the most part. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the reporting period close to where it began. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 30.45%. Among U.S. stocks, large-cap stocks outperformed small-cap stocks, with the Russell 1000® Index and the Russell RAFI™ US Large Company Index returning 29.81% and 20.31%, respectively, and the Russell 2000® Index and Russell RAFI™ US Small Company Index returning 10.05% and 9.83%, respectively. U.S. growth stocks outperformed U.S. value stocks. The performance of traditional market-cap indices was largely driven by a few stocks which contributed to the deviation in performance between traditional market-cap indices and fundamental indices. Among international markets, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, and the Russell RAFI™ Developed ex US Large Company Index (Net)* returned 14.41% and 14.07%, respectively, and the MSCI Emerging Markets Index (Net)* and the Russell RAFI™ Emerging Markets Large Company Index (Net)* returned 8.73% and 14.39%, respectively.
Economies around the world grew out of sync as they wrestled with record levels of government debt, rising geopolitical tensions, and weak productivity gains that stifled economic growth. The U.S. economy continued to show unexpected resilience over the reporting period. Surprisingly robust job growth and strong consumer spending helped propel U.S. gross domestic product (GDP) to a 4.9% annualized growth rate for the third quarter of 2023, up from roughly 2% for the prior two quarters, but GDP fell to 3.4% for the fourth quarter. Inflation remained above the Fed’s
Asset Class Performance Comparison % returns during the 12 months ended February 29, 2024

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental Index ETFs | Annual Report3

Schwab Fundamental Index ETFs
The Investment Environment (continued)

historical 2% target over the reporting period but generally declined as rents and wage growth eased, profit margins declined, and monetary policy remained restrictive. The unemployment rate remained low throughout the reporting period though ticked up slightly over the second half of the reporting period.
Oil prices were volatile during the reporting period but ended just slightly higher than where they began. Eurozone GDP expanded slightly for the first and second quarters of 2023 as inflationary pressures eased, contracted slightly for the third quarter of 2023 as financing conditions remained tight, and was flat for the fourth quarter of 2023. The United Kingdom posted a small gain in GDP growth for the first quarter of 2023, was flat for the second quarter of 2023, but contracted by small—but growing—percentages for the third and fourth quarters of 2023 amid a broad-based decline in services as well as a drop in household spending. In Japan, GDP rose for the first two quarters, primarily on rising exports and falling imports, contracted in the third quarter, and rose slightly for the fourth quarter amid elevated cost pressures and mounting global headwinds along with declines in private consumption. Among emerging markets, China’s GDP remained positive throughout 2023 as the government’s various policies seeking to help the economy have offset the impact of a prolonged property crisis and weak trade. India’s GDP also grew for all four quarters of 2023, driven primarily by robust performance in services, manufacturing, construction, finance and real estate, and utilities.
In its efforts to lower inflation, the Fed raised interest rates in March, May, and July 2023, increasing the federal funds rate from a range of 4.50% to 4.75% to a range of 5.25% to 5.50%. At its meetings in June, September, October, and December 2023, and January 2024, the Fed maintained the then current rates citing robust economic activity, strong—though moderating—job gains, and low unemployment while acknowledging tighter financial and credit conditions for households and businesses. The Fed also maintained its program to reduce the assets held on its balance sheet, though its balance sheet temporarily spiked in March when the Fed supported banks after the failure of two U.S. regional banks (a third U.S. regional bank failed in early May). Despite that spike, the Fed’s balance sheet assets declined over the reporting period. Central banks outside the United States also battled with persistently high, albeit waning, inflation. After raising rates five times between March and September, the European Central Bank held its rate steady since October as inflation and pricing pressures showed signs of continued easing. Similarly, the Bank of England raised its key interest rate four times between March and August, then held its rate steady through the remainder of the reporting period, leaving borrowing costs at a 15-year high. In contrast, despite inflationary pressures, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but maintained its pledge to ramp up stimulus “without hesitation” if needed. Monetary policy in emerging markets varied. Some central banks, including in Russia, raised their rates one or more times over the reporting period, some, including in India, held interest rates unchanged over the reporting period, and some, including in the People’s Bank of China, cut rates over the reporting period.
4Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Index ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays
Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies.
Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental
U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining
Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab
Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior
to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental
International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index
ETF. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining
Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by
State Street Corporation).

Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large
Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining Schwab in
2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.

Schwab Fundamental Index ETFs | Annual Report5

Schwab Fundamental U.S. Broad Market Index ETF as of February 29, 2024

The Schwab Fundamental U.S. Broad Market Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Index (the index). The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 29, 2024, U.S. and international equities rose. U.S. stocks posted strong gains despite inflation remaining elevated, the U.S. Federal Reserve (Fed) continuing to raise interest rates through July 2023, and three U.S. regional banks failing between early March and early May raising concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further interest rate increases, stocks staged a strong upsurge—particularly in the last four months of the reporting period. Among U.S. stocks, large-cap stocks outperformed small-cap stocks, and U.S. growth stocks outperformed U.S. value stocks.
Performance. For the 12-month reporting period ended February 29, 2024, the fund generally tracked the index. The fund’s market price return was 19.08% and its NAV return was 19.24% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 19.48% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, no sectors detracted from the total return of the fund. However, the utilities sector was the smallest contributor to the total return of the fund. Stocks in the utilities sector represented an average weight of approximately 3% of the fund’s investments and was nearly flat for the reporting period. One example from this sector is NextEra Energy, Inc., which provides sustainable energy generation and distribution services. The fund’s holdings of NextEra Energy, Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately -20% for the reporting period.
The real estate sector was another small contributor to the total return of the fund, representing an average weight of approximately 2% of the fund’s investments and returning approximately 8% for the reporting period.
The information technology sector contributed the most to the total return of the fund. Stocks in the information technology sector represented an average weight of approximately 18% of the fund’s investments and returned approximately 39% for the reporting period. One example from this sector is Microsoft Corp., which develops, manufactures, licenses, sells, and supports software products. The fund’s holdings of Microsoft Corp. represented an average weight of approximately 3% of the fund’s investments and returned approximately 67% for the reporting period.
The communication services sector also contributed to the total return of the fund, representing an average weight of approximately 9% of the fund’s investments and returning approximately 33% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
6Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of February 29, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (February 28, 2014 – February 29, 2024)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	19.08%	13.46%	11.11%
NAV Return[2]	19.24%	13.47%	11.11%
Russell RAFITM US Index	19.48%	13.73%	11.38%
Russell 3000® Index	28.60%	13.94%	12.03%
ETF Category: Morningstar Large Value[3]	13.91%	9.88%	8.74%
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Broad Market Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
Schwab Fundamental Index ETFs | Annual Report7

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of February 29, 2024 (continued)

Statistics1
Number of Holdings	1,681
Weighted Average Market Cap (millions)	$407,652
Price/Earnings Ratio (P/E)	17.8
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate	11% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Amount is less than 0.05%.
5
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
6
This list is not a recommendation of any security by the investment adviser.
8Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF as of February 29, 2024

The Schwab Fundamental U.S. Large Company Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as the index does. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 29, 2024, U.S. and international equities rose. U.S. stocks posted strong gains despite inflation remaining elevated, the U.S. Federal Reserve (Fed) continuing to raise interest rates through July 2023, and three U.S. regional banks failing between early March and early May raising concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further interest rate increases, stocks staged a strong upsurge—particularly in the last four months of the reporting period. Among U.S. stocks, large-cap stocks outperformed small-cap stocks, and U.S. growth stocks outperformed U.S. value stocks.
Performance. For the 12-month reporting period ended February 29, 2024, the fund generally tracked the index. The fund’s market price return was 20.04% and its NAV return was 20.06% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 20.31% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. Over the reporting period, no sectors detracted from the total return of the fund. However, the utilities sector was the smallest contributor to the total return of the fund. Stocks in the utilities sector represented an average weight of approximately 3% of the fund’s investments and returned approximately 1% for the reporting period. One example from this sector is NextEra Energy, Inc., which provides sustainable energy generation and distribution services. The fund’s holdings of NextEra Energy, Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately -20% for the reporting period.
The real estate sector was another small contributor to the total return of the fund, representing an average weight of approximately 2% of the fund’s investments and returning approximately 9% for the reporting period.
The information technology sector contributed the most to the total return of the fund. Stocks in the information technology sector represented an average weight of approximately 19% of the fund’s investments and returned approximately 40% for the reporting period. One example from this sector is Microsoft Corp., which develops, manufactures, licenses, sells, and supports software products. The fund’s holdings of Microsoft Corp. represented an average weight of approximately 3% of the fund’s investments and returned approximately 67% for the reporting period.
The communication services sector also contributed to the total return of the fund, representing an average weight of approximately 10% of the fund’s investments and returning approximately 35% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
Schwab Fundamental Index ETFs | Annual Report9

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of February 29, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (February 28, 2014 – February 29, 2024)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	20.04%	13.77%	11.32%
NAV Return[2]	20.06%	13.79%	11.33%
Russell RAFITM US Large Company Index	20.31%	14.05%	11.61%
Russell 1000® Index	29.81%	14.43%	12.39%
ETF Category: Morningstar Large Value[3]	13.91%	9.88%	8.74%
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
10Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of February 29, 2024 (continued)

Statistics1
Number of Holdings	728
Weighted Average Market Cap (millions)	$439,058
Price/Earnings Ratio (P/E)	17.9
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	10% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index ETFs | Annual Report11

Schwab Fundamental U.S. Small Company Index ETF as of February 29, 2024

The Schwab Fundamental U.S. Small Company Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Small Company Index (the index). The index measures the performance of the small company size segment by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as the index does. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 29, 2024, U.S. and international equities rose. U.S. stocks posted strong gains despite inflation remaining elevated, the U.S. Federal Reserve (Fed) continuing to raise interest rates through July 2023, and three U.S. regional banks failing between early March and early May raising concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further interest rate increases, stocks staged a strong upsurge—particularly in the last four months of the reporting period. Among U.S. stocks, large-cap stocks outperformed small-cap stocks, and U.S. growth stocks outperformed U.S. value stocks.
Performance. For the 12-month reporting period ended February 29, 2024, the fund generally tracked the index. The fund’s market price return was 9.69% and the fund’s NAV return was 9.64%1 (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 9.83% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The health care sector detracted the most from the total return of the fund. Stocks from the health care sector represented an average weight of approximately 6% of the fund’s investments and returned approximately -7% for the reporting period. One example from this sector is Community Health Systems, Inc., which owns and operates full-service, acute care hospitals in non-urban communities. The fund’s holdings of Community Health Systems, Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately -54% for the reporting period.
The utilities sector also detracted from the total return of the fund, representing an average weight of approximately 3% of the fund’s investments and returning approximately -19% for the reporting period.
The industrials sector contributed the most to the total return of the fund. Stocks from the industrials sector represented an average weight of approximately 21% of the fund’s investments and returned approximately 29% for the reporting period. One example from this sector is XPO, Inc., which provides logistics services. The fund’s holdings of XPO, Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately 278% for the reporting period.
The information technology sector also contributed to the total return of the fund, representing an average weight of approximately 12% of the fund’s investments and returning approximately 22% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
Total return for the report period above differs from the return in the Financial Highlights. The total return presented above is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
12Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of February 29, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (February 28, 2014 – February 29, 2024)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	9.69%	9.29%	8.33%
NAV Return[2]	9.64% [3]	9.30%	8.35%
Russell RAFITM US Small Company Index	9.83%	9.47%	8.56%
Russell 2000® Index	10.05%	6.89%	7.13%
ETF Category: Morningstar Small Blend[4]	9.66%	8.05%	7.29%
Fund Expense Ratio[5]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental U.S. Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
Schwab Fundamental Index ETFs | Annual Report13

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of February 29, 2024 (continued)

Statistics1
Number of Holdings	952
Weighted Average Market Cap (millions)	$6,368
Price/Earnings Ratio (P/E)	16.4
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate	21% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
5
This list is not a recommendation of any security by the investment adviser.
14Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF as of February 29, 2024

The Schwab Fundamental International Large Company Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Developed ex US Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the developed ex U.S. companies in the FTSE Total Global Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 29, 2024, U.S. and international equities rose. U.S. stocks posted strong gains despite inflation remaining elevated, the U.S. Federal Reserve (Fed) continuing to raise interest rates through July 2023, and three U.S. regional banks failing between early March and early May raising concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further interest rate increases, stocks staged a strong upsurge—particularly in the last four months of the reporting period. Among U.S. stocks, large-cap stocks outperformed small-cap stocks, and U.S. growth stocks outperformed U.S. value stocks. International stocks, despite exhibiting higher volatility, followed the same trajectory for the most part. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the reporting period close to where it began.
Performance. For the 12-month reporting period ended February 29, 2024, the fund generally tracked the index. The fund’s market price return was 14.43% and its NAV return was 14.06% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 14.07%1 during the same period.
Contributors and Detractors. Stocks from Japan contributed the most to the total return of the fund. Japanese stocks represented an average weight of approximately 27% of the fund’s investments and returned approximately 30% in U.S. dollar terms for the reporting period. One example from this market is Toyota Motor Corp., which manufactures, sells, leases, and repairs passenger cars, trucks, buses, and their related parts worldwide. The fund’s holdings of Toyota Motor Corp. represented an average weight of approximately 2% of the fund’s investments and returned approximately 82% in U.S. dollar terms for the reporting period.
Stocks from the Republic of Korea also contributed to the total return of the fund, representing an average weight of approximately 7% of the fund’s investments and returning approximately 23% in U.S. dollar terms for the reporting period.
Stocks from Hong Kong detracted the most from the total return of the fund. Stocks from Hong Kong represented an average weight of approximately 2% of the fund’s investments and returned approximately -12% in U.S. dollar terms for the reporting period. One example from this market is AIA Group Ltd., an insurance company. The fund’s holdings of AIA Group Ltd. represented an average weight of less than 1% of the fund’s investments and returned approximately -22% in U.S. dollar terms for the reporting period.
Stocks from Finland also detracted from the total return of the fund, representing an average weight of approximately 1% of the fund’s investments and returning approximately -6% in U.S. dollar terms for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental Index ETFs | Annual Report15

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of February 29, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (February 28, 2014 – February 29, 2024)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	14.43%	7.71%	4.70%
NAV Return[2]	14.06%	7.70%	4.75%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	14.07%	7.72%	4.83%
MSCI EAFE® Index (Net)[3]	14.41%	6.77%	4.39%
ETF Category: Morningstar Foreign Large Value[4]	11.32%	5.65%	3.23%
Fund Expense Ratio[5]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The Schwab Fundamental International Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
16Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of February 29, 2024 (continued)

Statistics1
Number of Holdings	925
Weighted Average Market Cap (millions)	$72,583
Price/Earnings Ratio (P/E)	11.0
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	11% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index ETFs | Annual Report17

Schwab Fundamental International Small Company Index ETF as of February 29, 2024

The Schwab Fundamental International Small Company Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Developed ex US Small Company Index (the index). The index measures the performance of the small company size segment by fundamental overall company scores, which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 29, 2024, U.S. and international equities rose. U.S. stocks posted strong gains despite inflation remaining elevated, the U.S. Federal Reserve (Fed) continuing to raise interest rates through July 2023, and three U.S. regional banks failing between early March and early May raising concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further interest rate increases, stocks staged a strong upsurge—particularly in the last four months of the reporting period. Among U.S. stocks, large-cap stocks outperformed small-cap stocks, and U.S. growth stocks outperformed U.S. value stocks. International stocks, despite exhibiting higher volatility, followed the same trajectory for the most part. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the reporting period close to where it began.
Performance. For the 12-month reporting period ended February 29, 2024, the fund generally tracked the index. The fund’s market price return was 8.53% and its NAV return was 8.23% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 8.46%1 during the same period.
Contributors and Detractors. Stocks from Japan contributed the most to the total return of the fund. Japanese stocks represented an average weight of approximately 35% of the fund’s investments and returned approximately 17% in U.S. dollar terms for the reporting period. One example from this market is Disco Corp., a legal technology company. The fund’s holdings of Disco Corp. represented an average weight of less than 1% of the fund’s investments and returned approximately 214% in U.S. dollar terms for the reporting period.
Stocks from the United Kingdom also contributed to the total return of the fund, representing an average weight of approximately 10% of the fund’s investments and returning approximately 6% in U.S. dollar terms for the reporting period.
Stocks from France detracted the most from the total return of the fund. French stocks represented an average weight of approximately 4% of the fund’s investments and returned approximately -13% in U.S. dollar terms for the reporting period. One example from this market is Worldline SA, which offers consulting services. The fund’s holdings of Worldline SA represented an average weight of less than 1% of the fund’s investments and returned approximately -73% in U.S. dollar terms for the reporting period.
Stocks from Hong Kong also detracted from the total return of the fund, representing an average weight of approximately 3% of the fund’s investments and returning approximately -8% in U.S. dollar terms for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
18Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of February 29, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (February 28, 2014 – February 29, 2024)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	8.53%	4.47%	4.29%
NAV Return[2]	8.23%	4.45%	4.39%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	8.46%	4.72%	4.69%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	4.58%	3.85%	3.77%
ETF Category: Morningstar Foreign Small/Mid Value[4]	10.23%	5.84%	4.21%
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental International Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
Schwab Fundamental Index ETFs | Annual Report19

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of February 29, 2024 (continued)

Statistics1
Number of Holdings	1,721
Weighted Average Market Cap (millions)	$3,966
Price/Earnings Ratio (P/E)	12.5
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	22% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
20Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF as of February 29, 2024

The Schwab Fundamental Emerging Markets Large Company Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Emerging Markets Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 29, 2024, U.S. and international equities rose. U.S. stocks posted strong gains despite inflation remaining elevated, the U.S. Federal Reserve (Fed) continuing to raise interest rates through July 2023, and three U.S. regional banks failing between early March and early May raising concerns about the stability of the banking sector. However, as the year wore on and inflation began to ease, as did the likelihood of further interest rate increases, stocks staged a strong upsurge—particularly in the last four months of the reporting period. Among U.S. stocks, large-cap stocks outperformed small-cap stocks, and U.S. growth stocks outperformed U.S. value stocks. International stocks, despite exhibiting higher volatility, followed the same trajectory for the most part. Outside the United States, the ongoing war between Russia and Ukraine and the Israel-Hamas war that broke out following Hamas’ attack on Israel in early October weighed on global activity. The U.S. dollar, as measured against a basket of international currencies, was volatile during the reporting period but ended the reporting period close to where it began.
Performance. For the 12-month reporting period ended February 29, 2024, the fund’s market price return was 12.52% and its NAV return was 13.17% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned 14.39%1 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. Stocks from China detracted the most from the total return of the fund. Chinese stocks represented an average weight of approximately 34% of the fund’s investments and returned approximately -5% in U.S. dollar terms for the reporting period. One example from this market is Ping An Insurance Group Co. of China Ltd., which writes property, casualty, and life insurance products. The fund’s Class H shares of Ping An Insurance Group Co. of China Ltd. represented an average weight of approximately 1% of the fund’s investments and returned approximately -30% in U.S. dollar terms for the reporting period.
Stocks from South Africa also detracted from the total return of the fund, representing an average weight of approximately 4% of the fund’s investments and returning approximately -11% in U.S. dollar terms for the reporting period.
Stocks from India contributed the most to the total return of the fund. Indian stocks represented an average weight of approximately 12% of the fund’s investments and returned approximately 57% in U.S. dollar terms for the reporting period. One example from this market is Indian Oil Corp. Ltd., which explores for and refines crude oil, in addition to manufacturing petroleum and petroleum products. The fund’s holdings of Indian Oil Corp. Ltd. represented an average weight of less than 1% of the fund’s investments and returned approximately 135% in U.S. dollar terms for the reporting period.
Stocks from Brazil also contributed to the total return of the fund, representing an average weight of approximately 12% of the fund’s investments and returning approximately 46% in U.S. dollar terms for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental Index ETFs | Annual Report21

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of February 29, 2024

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (February 28, 2014 – February 29, 2024)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	12.52%	3.51%	3.94%
NAV Return[2]	13.17%	3.62%	4.03%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	14.39%	3.96%	4.53%
MSCI Emerging Markets Index (Net)[3]	8.73%	1.89%	3.01%
ETF Category: Morningstar Diversified Emerging Markets[4]	10.99%	3.07%	2.98%
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The Schwab Fundamental Emerging Markets Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
22Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of February 29, 2024 (continued)

Statistics1
Number of Holdings	365
Weighted Average Market Cap (millions)	$88,047
Price/Earnings Ratio (P/E)	8.3
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	16% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index ETFs | Annual Report23

Schwab Fundamental Index ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2023 and held through February 29, 2024.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/29/24	EXPENSES PAID DURING PERIOD 9/1/23-2/29/24 [2]
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.25%	$1,000.00	$1,115.80	$1.32
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.62	$1.26
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,118.40	$1.32
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.62	$1.26
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.25%	$1,000.00	$1,085.70	$1.30
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.62	$1.26
Schwab Fundamental International Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,078.50	$1.29
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.62	$1.26
Schwab Fundamental International Small Company Index ETF
Actual Return	0.39%	$1,000.00	$1,045.60	$1.98
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.92	$1.96
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.39%	$1,000.00	$1,068.20	$2.01
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.92	$1.96

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days in the period, and divided by 366 days in the fiscal year.

24Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$54.33	$56.34	$48.26	$37.17	$37.60
Income (loss) from investment operations:
Net investment income (loss)[1]	1.15	1.08	0.98	0.92	0.94
Net realized and unrealized gains (losses)	9.13	(2.05)	8.04	11.13	(0.43)
Total from investment operations	10.28	(0.97)	9.02	12.05	0.51
Less distributions:
Distributions from net investment income	(1.10)	(1.04)	(0.94)	(0.96)	(0.94)
Net asset value at end of period	$63.51	$54.33	$56.34	$48.26	$37.17
Total return	19.24%	(1.63%)	18.80%	33.35%	1.25%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%[2]	0.25%	0.25%	0.25%
Net investment income (loss)	2.03%	2.02%	1.79%	2.36%	2.38%
Portfolio turnover rate[3]	11%	12%	13%	14%	13%
Net assets, end of period (x 1,000)	$705,005	$486,280	$425,341	$284,726	$262,018

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Report25

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	3,928	133,316
American Axle & Manufacturing Holdings, Inc. *	9,713	67,214
Aptiv PLC *	5,422	430,995
Autoliv, Inc.	2,520	292,396
BorgWarner, Inc.	8,716	271,329
Cooper-Standard Holdings, Inc. *	3,124	43,923
Dana, Inc.	9,819	122,737
Dorman Products, Inc. *	565	53,234
Ford Motor Co.	195,506	2,432,095
Fox Factory Holding Corp. *	369	18,668
General Motors Co.	105,057	4,305,236
Gentex Corp.	6,721	245,518
Gentherm, Inc. *	786	44,692
Goodyear Tire & Rubber Co. *	24,592	292,153
Harley-Davidson, Inc.	4,603	166,951
LCI Industries	754	94,989
Lear Corp.	3,414	468,913
Modine Manufacturing Co. *	1,163	104,333
Patrick Industries, Inc.	756	90,675
Phinia, Inc.	1,686	57,695
Standard Motor Products, Inc.	1,132	35,952
Stoneridge, Inc. *	1,347	23,667
Tesla, Inc. *	3,462	698,908
Thor Industries, Inc.	2,445	313,400
Visteon Corp. *	454	51,356
Winnebago Industries, Inc.	1,142	81,916
		10,942,261

Banks 7.4%
1st Source Corp.	308	15,332
Ameris Bancorp	1,000	46,330
Associated Banc-Corp.	4,624	96,364
Axos Financial, Inc. *	846	44,094
BancFirst Corp.	186	16,320
Bank of America Corp.	230,326	7,950,854
Bank of Hawaii Corp.	1,018	61,365
Bank of NT Butterfield & Son Ltd.	1,370	40,949
Bank OZK	2,038	89,264
BankUnited, Inc.	3,842	103,042
Banner Corp.	930	40,771
BOK Financial Corp.	569	48,371
Brookline Bancorp, Inc.	1,692	16,531
Cadence Bank	3,147	87,109
Capitol Federal Financial, Inc.	5,219	30,218
Cathay General Bancorp	1,669	65,174
Central Pacific Financial Corp.	952	17,764
Citigroup, Inc.	139,789	7,756,892
Citizens Financial Group, Inc.	16,980	533,002
City Holding Co.	225	22,608
Columbia Banking System, Inc.	4,683	84,762
Comerica, Inc.	6,995	345,413
SECURITY	NUMBER OF SHARES	VALUE ($)
Commerce Bancshares, Inc.	1,641	85,398
Community Bank System, Inc.	859	38,913
ConnectOne Bancorp, Inc.	811	16,050
Credicorp Ltd.	2,030	346,886
Cullen/Frost Bankers, Inc.	830	90,063
Customers Bancorp, Inc. *	756	41,058
CVB Financial Corp.	2,467	41,988
Eagle Bancorp, Inc.	1,177	28,036
East West Bancorp, Inc.	2,266	165,101
Eastern Bankshares, Inc.	1,853	23,941
Enterprise Financial Services Corp.	452	18,044
Fifth Third Bancorp	22,512	773,062
First BanCorp	2,813	47,765
First Bancorp/Southern Pines NC	499	17,026
First Busey Corp.	1,262	29,102
First Citizens BancShares, Inc., Class A	69	108,593
First Commonwealth Financial Corp.	1,917	24,979
First Financial Bancorp	2,127	46,156
First Financial Bankshares, Inc.	1,160	35,890
First Hawaiian, Inc.	4,140	86,774
First Horizon Corp.	11,028	155,495
First Interstate BancSystem, Inc., Class A	1,388	36,532
First Merchants Corp.	1,137	37,748
FNB Corp.	7,558	100,824
Fulton Financial Corp.	3,905	60,137
Glacier Bancorp, Inc.	1,650	61,743
Hancock Whitney Corp.	1,914	83,450
Hanmi Financial Corp.	984	14,868
Heartland Financial USA, Inc.	890	30,260
Heritage Financial Corp.	929	17,047
Hilltop Holdings, Inc.	1,756	54,225
HomeStreet, Inc.	2,460	34,317
Hope Bancorp, Inc.	4,325	47,445
Huntington Bancshares, Inc.	30,249	394,447
Independent Bank Corp.	507	26,450
Independent Bank Group, Inc.	728	31,835
International Bancshares Corp.	968	50,230
JPMorgan Chase & Co.	72,061	13,407,670
Kearny Financial Corp.	2,301	14,634
KeyCorp	40,777	581,888
Lakeland Bancorp, Inc.	1,061	12,392
Lakeland Financial Corp.	315	20,066
M&T Bank Corp.	4,312	602,559
NBT Bancorp, Inc.	808	27,787
New York Community Bancorp, Inc.	13,082	62,663
Northwest Bancshares, Inc.	2,850	32,661
OceanFirst Financial Corp.	1,174	17,845
OFG Bancorp	821	29,737
Old National Bancorp	4,174	68,579
Pacific Premier Bancorp, Inc.	1,805	41,262
Park National Corp.	278	35,726
Pathward Financial, Inc.	473	24,047
Pinnacle Financial Partners, Inc.	1,042	86,194
PNC Financial Services Group, Inc.	11,351	1,670,867
Popular, Inc.	2,588	216,564
Premier Financial Corp.	861	16,686
Prosperity Bancshares, Inc.	1,427	89,059
See financial notes
26Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Provident Financial Services, Inc.	1,671	25,199
Regions Financial Corp.	22,156	412,766
Renasant Corp.	1,148	36,288
S&T Bancorp, Inc.	847	26,418
Sandy Spring Bancorp, Inc.	1,239	27,233
Simmons First National Corp., Class A	3,307	63,494
Southside Bancshares, Inc.	688	19,718
SouthState Corp.	922	77,485
Synovus Financial Corp.	3,892	147,663
Texas Capital Bancshares, Inc. *	894	52,433
Tompkins Financial Corp.	329	15,845
Towne Bank	1,249	33,860
TriCo Bancshares	399	13,331
Truist Financial Corp.	35,020	1,225,000
Trustmark Corp.	1,818	48,831
U.S. Bancorp	47,152	1,978,498
UMB Financial Corp.	790	64,472
United Bankshares, Inc.	2,353	81,626
United Community Banks, Inc.	1,352	35,166
Valley National Bancorp	8,463	69,312
Veritex Holdings, Inc.	1,135	22,280
WaFd, Inc.	2,290	62,380
Washington Trust Bancorp, Inc.	514	13,230
Webster Financial Corp.	1,849	88,086
Wells Fargo & Co.	159,789	8,882,671
WesBanco, Inc.	1,624	47,064
Westamerica BanCorp	384	17,553
Western Alliance Bancorp	1,589	91,733
Wintrust Financial Corp.	989	95,290
WSFS Financial Corp.	761	32,259
Zions Bancorp NA	7,661	302,073
		51,982,550

Capital Goods 7.1%
3M Co.	20,407	1,879,893
A O Smith Corp.	2,271	188,266
AAON, Inc.	400	33,592
AAR Corp. *	1,015	67,782
Acuity Brands, Inc.	1,089	273,600
Advanced Drainage Systems, Inc.	418	68,234
AECOM	3,109	276,172
AerCap Holdings NV *	2,448	188,937
AGCO Corp.	1,821	199,764
Air Lease Corp.	2,962	118,776
Alamo Group, Inc.	199	40,256
Albany International Corp., Class A	549	51,535
Allegion PLC	1,272	162,651
Allison Transmission Holdings, Inc.	4,078	307,196
American Woodmark Corp. *	920	92,221
AMETEK, Inc.	1,870	336,937
API Group Corp. *	2,172	76,129
Apogee Enterprises, Inc.	1,056	60,414
Applied Industrial Technologies, Inc.	588	111,655
Arcosa, Inc.	1,040	86,320
Argan, Inc.	506	23,711
Armstrong World Industries, Inc.	987	119,042
Astec Industries, Inc.	1,038	42,143
Atkore, Inc.	488	82,667
AZEK Co., Inc. *	1,015	48,832
AZZ, Inc.	996	72,509
Barnes Group, Inc.	1,955	68,308
Beacon Roofing Supply, Inc. *	1,325	113,804
Boeing Co. *	6,874	1,400,371
Boise Cascade Co.	1,877	255,103
BWX Technologies, Inc.	1,305	131,583
Carlisle Cos., Inc.	890	311,500
Carrier Global Corp.	12,571	698,696
SECURITY	NUMBER OF SHARES	VALUE ($)
Caterpillar, Inc.	8,558	2,858,030
CNH Industrial NV	9,042	108,052
Columbus McKinnon Corp.	721	30,116
Comfort Systems USA, Inc.	412	125,961
Construction Partners, Inc., Class A *	612	29,425
Core & Main, Inc., Class A *	834	39,807
Crane Co.	700	85,092
CSW Industrials, Inc.	122	28,108
Cummins, Inc.	4,153	1,115,537
Curtiss-Wright Corp.	648	153,103
Deere & Co.	3,318	1,211,236
DNOW, Inc. *	6,252	88,466
Donaldson Co., Inc.	2,123	152,049
Douglas Dynamics, Inc.	543	13,629
Dover Corp.	2,290	378,720
Ducommun, Inc. *	358	17,084
DXP Enterprises, Inc. *	593	21,063
Dycom Industries, Inc. *	964	121,936
Eaton Corp. PLC	5,871	1,696,719
EMCOR Group, Inc.	1,204	377,478
Emerson Electric Co.	11,263	1,203,452
Encore Wire Corp.	432	104,112
Enerpac Tool Group Corp.	727	24,507
EnerSys	1,091	100,241
Enpro, Inc.	339	52,823
Esab Corp.	850	84,252
ESCO Technologies, Inc.	337	34,337
Fastenal Co.	6,733	491,576
Federal Signal Corp.	844	69,132
Flowserve Corp.	3,076	130,176
Fluor Corp. *	3,868	142,342
Fortive Corp.	3,054	259,987
Fortune Brands Innovations, Inc.	3,524	286,642
Franklin Electric Co., Inc.	637	66,223
FTAI Aviation Ltd.	1,350	75,991
Gates Industrial Corp. PLC *	3,525	51,888
GATX Corp.	922	116,946
Generac Holdings, Inc. *	824	92,708
General Dynamics Corp.	5,557	1,518,450
General Electric Co.	9,457	1,483,709
Gibraltar Industries, Inc. *	706	54,680
GMS, Inc. *	1,217	108,690
Gorman-Rupp Co.	721	26,915
Graco, Inc.	1,645	150,123
GrafTech International Ltd.	21,324	37,530
Granite Construction, Inc.	1,664	85,746
Great Lakes Dredge & Dock Corp. *	3,296	29,466
Greenbrier Cos., Inc.	2,146	111,055
Griffon Corp.	934	66,688
H&E Equipment Services, Inc.	1,044	58,976
HEICO Corp.	518	100,181
Herc Holdings, Inc.	588	93,304
Hexcel Corp.	1,518	113,030
Hillenbrand, Inc.	1,537	73,084
Hillman Solutions Corp. *	3,154	30,720
Honeywell International, Inc.	11,419	2,269,298
Howmet Aerospace, Inc.	5,429	361,300
Hubbell, Inc.	637	242,487
Huntington Ingalls Industries, Inc.	1,224	356,943
IDEX Corp.	734	173,151
Illinois Tool Works, Inc.	4,044	1,060,135
Ingersoll Rand, Inc.	2,192	200,195
ITT, Inc.	1,400	176,596
JELD-WEN Holding, Inc. *	6,411	116,680
John Bean Technologies Corp.	492	49,928
Johnson Controls International PLC	14,314	848,391
Kadant, Inc.	127	42,837
Kaman Corp.	1,663	76,182
See financial notes
Schwab Fundamental Index ETFs | Annual Report27

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kennametal, Inc.	3,071	77,512
Kratos Defense & Security Solutions, Inc. *	1,448	26,412
L3Harris Technologies, Inc.	4,653	984,854
Lennox International, Inc.	425	200,264
Lincoln Electric Holdings, Inc.	712	182,699
Lindsay Corp.	154	18,374
Lockheed Martin Corp.	4,291	1,837,578
Manitowoc Co., Inc. *	2,518	35,101
Masco Corp.	5,304	407,135
Masonite International Corp. *	848	110,444
MasTec, Inc. *	1,880	141,865
McGrath RentCorp	407	50,663
MDU Resources Group, Inc.	6,193	134,264
Mercury Systems, Inc. *	703	20,999
Middleby Corp. *	810	123,250
Moog, Inc., Class A	669	100,317
MRC Global, Inc. *	4,359	50,259
MSC Industrial Direct Co., Inc., Class A	1,219	123,046
Mueller Industries, Inc.	3,116	160,100
Mueller Water Products, Inc., Class A	3,418	53,150
MYR Group, Inc. *	388	63,034
National Presto Industries, Inc.	247	19,100
Nordson Corp.	550	146,107
Northrop Grumman Corp.	2,686	1,238,300
nVent Electric PLC	2,534	170,589
Oshkosh Corp.	2,619	290,342
Otis Worldwide Corp.	3,507	334,217
Owens Corning	2,620	392,424
PACCAR, Inc.	9,852	1,092,488
Parker-Hannifin Corp.	1,512	809,600
Pentair PLC	3,062	238,193
PGT Innovations, Inc. *	914	38,178
Primoris Services Corp.	2,419	95,575
Proto Labs, Inc. *	958	34,900
Quanex Building Products Corp.	1,337	46,233
Quanta Services, Inc.	1,856	448,243
RBC Bearings, Inc. *	147	40,106
Regal Rexnord Corp.	1,203	206,302
Resideo Technologies, Inc. *	6,645	148,383
REV Group, Inc.	2,117	43,695
Rockwell Automation, Inc.	1,306	372,314
RTX Corp.	19,990	1,792,503
Rush Enterprises, Inc., Class A	2,623	127,740
Sensata Technologies Holding PLC	3,783	130,211
Shyft Group, Inc.	1,419	14,630
Simpson Manufacturing Co., Inc.	565	117,904
SiteOne Landscape Supply, Inc. *	491	82,724
Snap-on, Inc.	1,072	295,508
Spirit AeroSystems Holdings, Inc., Class A *	4,475	127,985
SPX Technologies, Inc. *	393	46,056
Standex International Corp.	225	38,925
Stanley Black & Decker, Inc.	5,773	515,471
Sterling Infrastructure, Inc. *	481	51,294
Stratasys Ltd. *	1,367	16,882
Tennant Co.	451	51,049
Terex Corp.	1,737	99,617
Textainer Group Holdings Ltd.	1,020	50,898
Textron, Inc.	5,106	454,791
Timken Co.	1,557	130,772
Titan Machinery, Inc. *	916	23,111
Toro Co.	1,371	126,557
TPI Composites, Inc. *	3,898	10,875
Trane Technologies PLC	2,431	685,469
TransDigm Group, Inc.	473	557,071
Trex Co., Inc. *	956	87,723
Trinity Industries, Inc.	3,189	80,937
Tutor Perini Corp. *	8,885	100,667
UFP Industries, Inc.	1,897	217,453
SECURITY	NUMBER OF SHARES	VALUE ($)
United Rentals, Inc.	1,294	897,091
Valmont Industries, Inc.	349	73,964
Vertiv Holdings Co.	1,596	107,922
Wabash National Corp.	2,056	56,088
Watsco, Inc.	502	197,848
Watts Water Technologies, Inc., Class A	354	72,198
WESCO International, Inc.	1,182	176,697
Westinghouse Air Brake Technologies Corp.	2,518	355,768
WillScot Mobile Mini Holdings Corp. *	1,078	51,474
Woodward, Inc.	868	122,813
WW Grainger, Inc.	549	534,430
Xylem, Inc.	2,216	281,543
Zurn Elkay Water Solutions Corp.	769	24,416
		50,237,699

Commercial & Professional Services 1.5%
ABM Industries, Inc.	2,948	121,782
ACCO Brands Corp.	9,117	50,873
ASGN, Inc. *	1,434	142,425
Automatic Data Processing, Inc.	3,620	909,091
Barrett Business Services, Inc.	185	22,568
Booz Allen Hamilton Holding Corp., Class A	1,921	283,751
BrightView Holdings, Inc. *	4,566	39,770
Brink's Co.	927	76,783
Broadridge Financial Solutions, Inc.	1,248	254,068
CACI International, Inc., Class A *	514	192,673
Casella Waste Systems, Inc., Class A *	277	24,958
CBIZ, Inc. *	616	46,526
Cimpress PLC *	689	67,529
Cintas Corp.	819	514,832
Clarivate PLC *	4,415	31,700
Clean Harbors, Inc. *	632	115,087
Concentrix Corp.	1,146	83,028
Conduent, Inc. *	13,073	44,971
Copart, Inc. *	3,259	173,216
CoreCivic, Inc. *	8,591	130,841
CRA International, Inc.	134	17,760
CSG Systems International, Inc.	692	37,755
Dayforce, Inc. *	294	20,509
Deluxe Corp.	3,948	76,631
Dun & Bradstreet Holdings, Inc.	4,620	48,695
Ennis, Inc.	1,023	20,787
Enviri Corp. *	5,415	42,562
Equifax, Inc.	866	236,929
ExlService Holdings, Inc. *	1,504	46,804
Exponent, Inc.	321	25,966
FTI Consulting, Inc. *	556	115,025
Genpact Ltd.	3,747	127,398
GEO Group, Inc. *	10,559	129,559
Healthcare Services Group, Inc. *	5,350	68,266
Heidrick & Struggles International, Inc.	638	21,692
HNI Corp.	2,129	95,400
Huron Consulting Group, Inc. *	282	27,673
ICF International, Inc.	357	55,281
Insperity, Inc.	420	42,752
Interface, Inc.	3,491	54,878
Jacobs Solutions, Inc.	2,629	385,543
KBR, Inc.	2,041	122,521
Kelly Services, Inc., Class A	5,088	124,809
Kforce, Inc.	687	47,843
Korn Ferry	1,536	97,782
Leidos Holdings, Inc.	3,673	469,630
ManpowerGroup, Inc.	4,579	330,421
Matthews International Corp., Class A	1,058	30,619
Maximus, Inc.	1,419	118,714
MillerKnoll, Inc.	3,727	113,860
MSA Safety, Inc.	313	57,639
See financial notes
28Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NV5 Global, Inc. *	151	15,358
OPENLANE, Inc. *	4,752	72,563
Parsons Corp. *	614	49,495
Paychex, Inc.	3,088	378,651
Paycom Software, Inc.	152	27,723
Pitney Bowes, Inc.	14,496	58,419
Republic Services, Inc.	2,479	455,144
Resources Connection, Inc.	1,648	22,792
Robert Half, Inc.	3,193	256,717
Rollins, Inc.	1,435	63,240
Science Applications International Corp.	1,394	195,104
SP Plus Corp. *	399	20,513
SS&C Technologies Holdings, Inc.	3,370	214,871
Steelcase, Inc., Class A	7,916	108,766
Stericycle, Inc. *	1,636	88,982
Tetra Tech, Inc.	588	104,264
TransUnion	1,896	147,186
TriNet Group, Inc. *	542	69,381
TrueBlue, Inc. *	3,430	40,302
TTEC Holdings, Inc.	733	12,791
UniFirst Corp.	432	72,887
Veralto Corp.	1,337	115,544
Verisk Analytics, Inc.	1,072	259,317
Verra Mobility Corp. *	1,133	24,495
Vestis Corp.	2,865	53,747
Waste Management, Inc.	5,440	1,118,736
		10,585,163

Consumer Discretionary Distribution & Retail 4.8%
1-800-Flowers.com, Inc., Class A *	1,871	19,496
Aaron's Co., Inc.	4,094	31,729
Abercrombie & Fitch Co., Class A *	2,536	323,999
Academy Sports & Outdoors, Inc.	2,108	157,510
Advance Auto Parts, Inc.	3,648	246,386
Amazon.com, Inc. *	57,355	10,138,070
American Eagle Outfitters, Inc.	6,749	160,289
America's Car-Mart, Inc. *	235	15,825
Arko Corp.	2,642	17,252
Asbury Automotive Group, Inc. *	587	122,583
AutoNation, Inc. *	2,078	311,284
AutoZone, Inc. *	128	384,771
Bath & Body Works, Inc.	6,180	282,426
Best Buy Co., Inc.	12,987	1,050,389
Beyond, Inc. *	2,362	79,198
Big 5 Sporting Goods Corp.	3,271	15,701
Big Lots, Inc.	22,478	121,831
Boot Barn Holdings, Inc. *	384	35,520
Buckle, Inc.	1,089	44,584
Burlington Stores, Inc. *	754	154,645
Caleres, Inc.	1,145	44,208
Camping World Holdings, Inc., Class A	972	25,943
CarMax, Inc. *	5,684	449,036
Children's Place, Inc. *	1,127	21,683
Citi Trends, Inc. *	1,072	33,232
Conn's, Inc. *	5,052	20,309
Container Store Group, Inc. *	6,206	8,564
ContextLogic, Inc., Class A *	4,288	27,872
Designer Brands, Inc., Class A	3,738	39,473
Dick's Sporting Goods, Inc.	1,604	285,336
Dillard's, Inc., Class A	154	63,868
eBay, Inc.	21,542	1,018,506
Etsy, Inc. *	852	61,080
Five Below, Inc. *	323	64,820
Floor & Decor Holdings, Inc., Class A *	618	74,852
Foot Locker, Inc.	7,709	265,421
GameStop Corp., Class A *(a)	5,651	80,640
Gap, Inc.	15,853	300,256
SECURITY	NUMBER OF SHARES	VALUE ($)
Genesco, Inc. *	1,276	40,730
Genuine Parts Co.	2,481	370,314
Group 1 Automotive, Inc.	861	233,030
Guess?, Inc.	1,834	46,547
Haverty Furniture Cos., Inc.	1,028	35,260
Hibbett, Inc.	954	78,180
Home Depot, Inc.	14,740	5,610,191
Kohl's Corp.	23,674	659,794
Leslie's, Inc. *	1,966	15,531
Lithia Motors, Inc.	1,174	351,096
LKQ Corp.	7,239	378,527
LL Flooring Holdings, Inc. *	5,029	10,762
Lowe's Cos., Inc.	10,860	2,613,676
Macy's, Inc.	23,584	411,305
MarineMax, Inc. *	1,515	50,298
MercadoLibre, Inc. *	32	51,050
Monro, Inc.	1,139	38,236
Murphy USA, Inc.	681	283,984
National Vision Holdings, Inc. *	1,882	44,039
Nordstrom, Inc.	7,848	164,573
ODP Corp. *	3,377	190,733
Ollie's Bargain Outlet Holdings, Inc. *	1,053	84,419
O'Reilly Automotive, Inc. *	630	685,075
Penske Automotive Group, Inc.	951	145,979
Petco Health & Wellness Co., Inc. *	4,139	10,761
PetMed Express, Inc.	1,600	8,096
Pool Corp.	369	146,906
Qurate Retail, Inc. *	374,572	528,147
RH *	222	60,917
Ross Stores, Inc.	3,752	558,898
Sally Beauty Holdings, Inc. *	7,380	93,209
Shoe Carnival, Inc.	1,022	33,491
Signet Jewelers Ltd.	1,295	131,779
Sleep Number Corp. *	3,390	56,003
Sonic Automotive, Inc., Class A	1,417	74,393
Stitch Fix, Inc., Class A *	7,279	23,511
TJX Cos., Inc.	14,202	1,407,986
Tractor Supply Co.	1,464	372,325
Ulta Beauty, Inc. *	463	253,983
Upbound Group, Inc.	2,244	75,757
Urban Outfitters, Inc. *	2,812	116,839
Valvoline, Inc. *	2,235	95,300
Victoria's Secret & Co. *	3,825	109,242
Vroom, Inc. *	453	5,300
Wayfair, Inc., Class A *	588	35,045
Williams-Sonoma, Inc.	1,619	381,323
Zumiez, Inc. *	1,815	31,980
		33,803,107

Consumer Durables & Apparel 1.9%
Acushnet Holdings Corp.	681	43,870
Beazer Homes USA, Inc. *	1,599	50,097
Brunswick Corp.	2,178	190,357
Capri Holdings Ltd. *	3,731	172,111
Carter's, Inc.	1,867	151,134
Cavco Industries, Inc. *	169	62,964
Century Communities, Inc.	1,081	93,280
Columbia Sportswear Co.	1,080	89,305
Crocs, Inc. *	785	95,966
Deckers Outdoor Corp. *	288	257,930
DR Horton, Inc.	7,422	1,109,144
Ethan Allen Interiors, Inc.	979	32,728
Fossil Group, Inc. *	13,824	14,653
Garmin Ltd.	2,374	326,069
G-III Apparel Group Ltd. *	4,094	136,207
GoPro, Inc., Class A *	3,756	8,789
Hanesbrands, Inc. *	36,069	194,773
See financial notes
Schwab Fundamental Index ETFs | Annual Report29

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hasbro, Inc.	3,505	176,266
Helen of Troy Ltd. *	810	101,250
Installed Building Products, Inc.	270	64,511
iRobot Corp. *	1,454	16,590
KB Home	2,931	194,706
Kontoor Brands, Inc.	1,027	60,706
La-Z-Boy, Inc.	2,079	78,981
Leggett & Platt, Inc.	5,738	117,170
Lennar Corp., Class A	7,860	1,245,889
LGI Homes, Inc. *	666	75,984
Lululemon Athletica, Inc. *	655	305,944
M/I Homes, Inc. *	1,052	133,593
Mattel, Inc. *	4,517	88,985
MDC Holdings, Inc.	2,566	160,888
Meritage Homes Corp.	1,292	203,697
Mohawk Industries, Inc. *	3,480	412,798
Movado Group, Inc.	562	16,135
Newell Brands, Inc.	21,928	164,460
NIKE, Inc., Class B	13,760	1,430,077
NVR, Inc. *	62	472,785
Oxford Industries, Inc.	332	33,661
Peloton Interactive, Inc., Class A *	2,777	12,552
Polaris, Inc.	1,687	156,402
PulteGroup, Inc.	7,600	823,688
PVH Corp.	3,227	441,034
Ralph Lauren Corp.	1,272	236,490
SharkNinja, Inc.	1,308	70,632
Skechers USA, Inc., Class A *	2,692	166,393
Skyline Champion Corp. *	756	63,345
Smith & Wesson Brands, Inc.	3,552	48,769
Sonos, Inc. *	1,897	35,967
Steven Madden Ltd.	2,323	99,471
Sturm Ruger & Co., Inc.	798	34,569
Tapestry, Inc.	5,756	273,583
Taylor Morrison Home Corp. *	3,969	224,685
Tempur Sealy International, Inc.	2,754	150,010
Toll Brothers, Inc.	3,080	353,091
TopBuild Corp. *	390	156,928
Topgolf Callaway Brands Corp. *	2,299	32,738
Tri Pointe Homes, Inc. *	5,441	192,503
Tupperware Brands Corp. *(a)	22,960	30,307
Under Armour, Inc., Class A *	10,711	95,971
VF Corp.	20,178	329,709
Vista Outdoor, Inc. *	1,873	58,438
Whirlpool Corp.	4,229	454,152
Wolverine World Wide, Inc.	6,015	61,173
Worthington Enterprises, Inc.	1,310	81,377
YETI Holdings, Inc. *	875	35,910
		13,304,340

Consumer Services 1.8%
ADT, Inc.	11,176	81,138
Adtalem Global Education, Inc. *	1,466	72,567
Airbnb, Inc., Class A *	253	39,840
Aramark	5,778	175,247
Arcos Dorados Holdings, Inc., Class A	2,306	27,349
BJ's Restaurants, Inc. *	729	25,530
Bloomin' Brands, Inc.	2,074	56,371
Booking Holdings, Inc. *	407	1,411,814
Boyd Gaming Corp.	1,194	78,959
Bright Horizons Family Solutions, Inc. *	716	82,240
Brinker International, Inc. *	1,257	58,249
Caesars Entertainment, Inc. *	2,051	89,157
Carnival Corp. *	24,833	393,851
Carriage Services, Inc.	549	13,626
Cheesecake Factory, Inc.	935	33,080
Chipotle Mexican Grill, Inc. *	99	266,188
SECURITY	NUMBER OF SHARES	VALUE ($)
Choice Hotels International, Inc.	226	25,298
Churchill Downs, Inc.	595	72,513
Cracker Barrel Old Country Store, Inc.	999	66,064
Darden Restaurants, Inc.	1,905	325,203
Dave & Buster's Entertainment, Inc. *	921	56,862
Denny's Corp. *	2,245	20,721
Dine Brands Global, Inc.	268	13,001
Domino's Pizza, Inc.	716	321,019
DoorDash, Inc., Class A *	573	71,379
Everi Holdings, Inc. *	1,663	19,723
Expedia Group, Inc. *	1,412	193,190
Frontdoor, Inc. *	969	30,388
Graham Holdings Co., Class B	143	100,433
Grand Canyon Education, Inc. *	815	109,862
H&R Block, Inc.	3,178	155,563
Hilton Grand Vacations, Inc. *	1,141	51,208
Hilton Worldwide Holdings, Inc.	2,029	414,565
Hyatt Hotels Corp., Class A	579	88,929
International Game Technology PLC	2,377	64,583
Jack in the Box, Inc.	983	71,759
Las Vegas Sands Corp.	5,948	324,285
Laureate Education, Inc.	4,901	65,722
Light & Wonder, Inc. *	1,267	127,346
Marriott International, Inc., Class A	2,649	661,906
Marriott Vacations Worldwide Corp.	939	87,505
McDonald's Corp.	8,112	2,370,975
MGM Resorts International *	9,035	391,035
Norwegian Cruise Line Holdings Ltd. *	2,813	54,544
Papa John's International, Inc.	310	22,286
Penn Entertainment, Inc. *	4,620	84,546
Perdoceo Education Corp.	2,205	39,271
Planet Fitness, Inc., Class A *	694	43,063
Red Rock Resorts, Inc., Class A	912	52,887
Royal Caribbean Cruises Ltd. *	1,825	225,114
Sabre Corp. *	11,361	30,107
Service Corp. International	2,244	164,238
Six Flags Entertainment Corp. *	3,127	79,238
Starbucks Corp.	16,679	1,582,837
Strategic Education, Inc.	522	57,832
Stride, Inc. *	787	47,023
Texas Roadhouse, Inc.	905	135,180
Travel & Leisure Co.	2,927	130,808
United Parks & Resorts, Inc. *	449	23,056
Vail Resorts, Inc.	488	112,391
Wendy's Co.	3,465	62,751
Wingstop, Inc.	96	33,701
WW International, Inc. *	3,791	11,828
Wyndham Hotels & Resorts, Inc.	1,083	82,904
Wynn Resorts Ltd.	1,129	118,771
Yum! Brands, Inc.	4,252	588,562
		12,989,181

Consumer Staples Distribution & Retail 3.3%
Andersons, Inc.	1,797	99,338
BJ's Wholesale Club Holdings, Inc. *	1,606	117,302
Casey's General Stores, Inc.	1,041	316,974
Chefs' Warehouse, Inc. *	727	27,633
Costco Wholesale Corp.	6,164	4,585,338
Dollar General Corp.	5,681	825,506
Dollar Tree, Inc. *	4,073	597,428
Grocery Outlet Holding Corp. *	1,735	44,746
Ingles Markets, Inc., Class A	1,047	80,630
Kroger Co.	37,974	1,883,890
Performance Food Group Co. *	4,538	348,382
PriceSmart, Inc.	1,039	87,422
SpartanNash Co.	5,646	118,961
Sprouts Farmers Market, Inc. *	3,838	239,645
See financial notes
30Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sysco Corp.	9,406	761,604
Target Corp.	17,260	2,639,399
U.S. Foods Holding Corp. *	8,756	444,717
United Natural Foods, Inc. *	7,237	112,970
Walgreens Boots Alliance, Inc.	85,063	1,808,439
Walmart, Inc.	135,656	7,950,798
Weis Markets, Inc.	1,118	72,603
		23,163,725

Energy 6.2%
Antero Midstream Corp.	3,253	43,590
Antero Resources Corp. *	5,055	129,913
APA Corp.	6,645	197,954
Archrock, Inc.	4,118	75,236
Baker Hughes Co.	31,805	941,110
Berry Corp.	3,558	25,084
Cactus, Inc., Class A	461	21,160
California Resources Corp.	1,575	82,168
Callon Petroleum Co. *	514	16,016
ChampionX Corp.	1,512	46,963
Cheniere Energy, Inc.	1,620	251,424
Chevron Corp.	49,102	7,463,995
Chord Energy Corp.	195	31,678
Civitas Resources, Inc.	421	28,914
CNX Resources Corp. *	6,093	127,648
Comstock Resources, Inc.	1,473	12,594
ConocoPhillips	23,944	2,694,658
CONSOL Energy, Inc.	686	58,872
Core Laboratories, Inc.	1,133	16,961
CVR Energy, Inc.	1,224	40,612
Delek U.S. Holdings, Inc.	4,157	106,045
Devon Energy Corp.	9,795	431,568
DHT Holdings, Inc.	4,095	44,308
Diamond Offshore Drilling, Inc. *	1,352	14,994
Diamondback Energy, Inc.	1,367	249,505
Dorian LPG Ltd.	829	29,968
Dril-Quip, Inc. *	1,008	22,781
DT Midstream, Inc.	1,322	76,187
EOG Resources, Inc.	10,091	1,155,016
EQT Corp.	2,640	98,076
Equitrans Midstream Corp.	14,588	155,946
Exxon Mobil Corp.	101,999	10,660,935
Geopark Ltd.	1,466	12,608
Golar LNG Ltd.	1,129	22,907
Green Plains, Inc. *	1,627	34,655
Halliburton Co.	13,909	487,789
Helix Energy Solutions Group, Inc. *	4,376	39,384
Helmerich & Payne, Inc.	3,199	122,810
Hess Corp.	1,915	279,111
HF Sinclair Corp.	6,328	351,204
International Seaways, Inc.	371	19,637
Kinder Morgan, Inc.	61,723	1,073,363
Kosmos Energy Ltd. *	7,778	47,757
Liberty Energy, Inc.	3,271	69,934
Magnolia Oil & Gas Corp., Class A	1,194	27,080
Marathon Oil Corp.	17,776	431,068
Marathon Petroleum Corp.	16,186	2,739,157
Matador Resources Co.	1,149	72,559
Murphy Oil Corp.	3,534	140,194
Nabors Industries Ltd. *	572	44,828
NOV, Inc.	9,050	152,945
Occidental Petroleum Corp.	13,752	833,509
Oceaneering International, Inc. *	1,748	34,540
Oil States International, Inc. *	2,505	13,502
ONEOK, Inc.	9,605	721,528
Ovintiv, Inc.	6,796	335,790
Par Pacific Holdings, Inc. *	797	28,788
SECURITY	NUMBER OF SHARES	VALUE ($)
Patterson-UTI Energy, Inc.	9,419	108,978
PBF Energy, Inc., Class A	3,830	178,861
Peabody Energy Corp.	5,441	134,774
Permian Resources Corp.	1,939	30,171
Phillips 66	20,866	2,973,614
Pioneer Natural Resources Co.	2,755	647,948
ProPetro Holding Corp. *	5,150	38,110
Range Resources Corp.	1,636	51,730
RPC, Inc.	2,382	17,603
Schlumberger NV	18,526	895,362
Scorpio Tankers, Inc.	572	38,398
Select Water Solutions, Inc.	2,414	20,616
SFL Corp. Ltd.	4,337	57,942
SM Energy Co.	2,856	125,007
Southwestern Energy Co. *	19,484	135,803
Talos Energy, Inc. *	2,729	35,995
Targa Resources Corp.	3,007	295,408
TechnipFMC PLC	6,712	145,583
Teekay Tankers Ltd., Class A	563	30,864
Texas Pacific Land Corp.	23	36,235
Transocean Ltd. *	8,971	42,074
Tsakos Energy Navigation Ltd.	984	23,390
Valaris Ltd. *	326	20,554
Valero Energy Corp.	18,444	2,609,088
Weatherford International PLC *	346	35,503
Williams Cos., Inc.	22,717	816,449
World Kinect Corp.	22,148	539,525
		43,574,111

Equity Real Estate Investment Trusts (REITs) 2.2%
Acadia Realty Trust	2,059	33,747
Agree Realty Corp.	421	23,134
Alexander & Baldwin, Inc.	2,543	41,349
Alexandria Real Estate Equities, Inc.	1,559	194,454
American Assets Trust, Inc.	1,433	30,910
American Homes 4 Rent, Class A	2,469	91,378
American Tower Corp.	3,811	757,855
Americold Realty Trust, Inc.	3,167	80,125
Apartment Income REIT Corp.	2,615	79,287
Apple Hospitality REIT, Inc.	5,459	87,835
Ashford Hospitality Trust, Inc. *	9,386	18,115
AvalonBay Communities, Inc.	1,665	294,755
Boston Properties, Inc.	4,691	303,602
Brandywine Realty Trust	14,376	61,817
Brixmor Property Group, Inc.	6,263	141,606
Broadstone Net Lease, Inc.	1,453	21,664
Camden Property Trust	1,210	114,321
CBL & Associates Properties, Inc.	1,276	29,425
Centerspace	317	17,622
Chatham Lodging Trust	1,930	19,686
COPT Defense Properties	2,548	61,738
Cousins Properties, Inc.	3,417	77,942
Crown Castle, Inc.	5,620	617,863
CubeSmart	1,920	83,731
DiamondRock Hospitality Co.	7,504	70,538
Digital Realty Trust, Inc.	3,599	528,369
Diversified Healthcare Trust	65,983	216,424
Douglas Emmett, Inc.	6,628	87,622
Easterly Government Properties, Inc.	1,850	21,830
EastGroup Properties, Inc.	252	44,274
Elme Communities	2,170	27,950
Empire State Realty Trust, Inc., Class A	5,735	57,178
EPR Properties	1,557	63,962
Equinix, Inc.	648	575,955
Equity Commonwealth *	997	18,774
Equity LifeStyle Properties, Inc.	1,476	99,364
Equity Residential	5,197	312,911
See financial notes
Schwab Fundamental Index ETFs | Annual Report31

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Properties Realty Trust, Inc.	693	16,556
Essex Property Trust, Inc.	801	185,351
Extra Space Storage, Inc.	1,652	232,882
Federal Realty Investment Trust	1,083	109,221
First Industrial Realty Trust, Inc.	1,030	54,590
Four Corners Property Trust, Inc.	736	17,796
Gaming & Leisure Properties, Inc.	2,612	118,794
Getty Realty Corp.	495	13,048
Global Net Lease, Inc.	5,820	41,962
Healthcare Realty Trust, Inc.	5,013	69,079
Healthpeak Properties, Inc.	9,626	161,236
Highwoods Properties, Inc.	3,877	94,793
Host Hotels & Resorts, Inc.	16,218	336,361
Hudson Pacific Properties, Inc.	12,472	79,073
Independence Realty Trust, Inc.	1,557	22,794
Industrial Logistics Properties Trust	8,182	31,337
Invitation Homes, Inc.	5,142	175,188
Iron Mountain, Inc.	4,920	386,909
JBG SMITH Properties	3,856	63,933
Kilroy Realty Corp.	2,804	106,244
Kimco Realty Corp.	9,157	180,942
Kite Realty Group Trust	1,861	39,844
Lamar Advertising Co., Class A	1,351	149,353
LTC Properties, Inc.	563	17,712
LXP Industrial Trust	4,766	41,274
Macerich Co.	9,574	157,109
Medical Properties Trust, Inc. (a)	17,467	73,536
Mid-America Apartment Communities, Inc.	1,383	173,815
National Health Investors, Inc.	690	39,654
National Storage Affiliates Trust	765	27,395
NET Lease Office Properties	113	2,756
NNN REIT, Inc.	1,969	80,119
Office Properties Income Trust	7,143	19,072
Omega Healthcare Investors, Inc.	3,857	120,030
Outfront Media, Inc.	4,785	68,760
Paramount Group, Inc.	13,489	59,756
Park Hotels & Resorts, Inc.	12,542	208,197
Pebblebrook Hotel Trust	3,239	51,306
Phillips Edison & Co., Inc.	1,521	54,330
Physicians Realty Trust	3,996	44,875
Piedmont Office Realty Trust, Inc., Class A	9,608	60,242
PotlatchDeltic Corp.	1,743	78,801
Prologis, Inc.	3,882	517,354
Public Storage	1,120	317,934
Rayonier, Inc.	2,269	78,122
Realty Income Corp.	4,561	237,674
Regency Centers Corp.	2,262	140,131
Retail Opportunity Investments Corp.	2,339	30,243
Rexford Industrial Realty, Inc.	651	33,123
RLJ Lodging Trust	6,954	82,544
Ryman Hospitality Properties, Inc.	483	57,226
Sabra Health Care REIT, Inc.	6,060	84,113
SBA Communications Corp.	500	104,615
Service Properties Trust	15,707	106,808
Simon Property Group, Inc.	5,008	741,885
SITE Centers Corp.	4,643	63,052
SL Green Realty Corp. (a)	4,305	208,706
STAG Industrial, Inc.	1,502	55,784
Sun Communities, Inc.	1,088	145,531
Sunstone Hotel Investors, Inc.	6,190	69,266
Tanger, Inc.	2,091	60,242
Terreno Realty Corp.	367	23,598
UDR, Inc.	3,491	123,931
Uniti Group, Inc.	18,971	111,170
Urban Edge Properties	2,780	47,288
Ventas, Inc.	9,518	402,516
Veris Residential, Inc.	1,918	28,003
VICI Properties, Inc.	3,712	111,100
SECURITY	NUMBER OF SHARES	VALUE ($)
Vornado Realty Trust	9,713	255,452
Welltower, Inc.	6,327	583,096
Weyerhaeuser Co.	18,377	631,801
WP Carey, Inc.	2,030	114,350
Xenia Hotels & Resorts, Inc.	4,351	66,744
		15,108,539

Financial Services 8.4%
Affiliated Managers Group, Inc.	1,371	214,301
AGNC Investment Corp. (a)	13,914	133,018
Ally Financial, Inc.	23,079	853,692
A-Mark Precious Metals, Inc.	1,627	41,798
American Express Co.	11,191	2,455,529
Ameriprise Financial, Inc.	2,062	839,976
Annaly Capital Management, Inc.	8,823	168,431
Apollo Commercial Real Estate Finance, Inc.	4,356	48,831
Apollo Global Management, Inc.	2,941	328,804
Arbor Realty Trust, Inc. (a)	2,815	37,721
ARES Management Corp., Class A	513	68,039
Artisan Partners Asset Management, Inc., Class A	1,718	73,994
B Riley Financial, Inc. (a)	1,007	18,458
Bank of New York Mellon Corp.	27,592	1,547,635
Berkshire Hathaway, Inc., Class B *	38,558	15,785,645
BGC Group, Inc., Class A	7,880	54,766
BlackRock, Inc.	2,029	1,646,209
Blackstone Mortgage Trust, Inc., Class A (a)	3,537	72,049
Blackstone, Inc.	5,742	733,942
Block, Inc. *	1,251	99,417
Bread Financial Holdings, Inc.	7,714	295,292
Brightsphere Investment Group, Inc.	2,563	58,078
BrightSpire Capital, Inc.	2,324	16,059
Cannae Holdings, Inc. *	1,404	30,635
Capital One Financial Corp.	20,490	2,819,629
Carlyle Group, Inc.	4,489	205,821
Cboe Global Markets, Inc.	791	151,872
Charles Schwab Corp. (b)	10,510	701,858
Chimera Investment Corp.	20,126	87,749
CME Group, Inc.	2,575	567,401
Cohen & Steers, Inc.	454	33,392
Coinbase Global, Inc., Class A *	1,543	314,093
Compass Diversified Holdings	2,523	58,029
Corebridge Financial, Inc.	3,476	86,309
Credit Acceptance Corp. *	198	109,613
Diamond Hill Investment Group, Inc.	98	14,179
Discover Financial Services	11,560	1,395,292
Donnelley Financial Solutions, Inc. *	551	35,573
Encore Capital Group, Inc. *	1,201	57,648
Enova International, Inc. *	1,150	72,737
Equitable Holdings, Inc.	8,006	274,125
Essent Group Ltd.	1,604	85,926
Euronet Worldwide, Inc. *	908	99,371
Evercore, Inc., Class A	1,286	240,585
EVERTEC, Inc.	900	32,517
FactSet Research Systems, Inc.	220	101,768
Fidelity National Information Services, Inc.	12,975	897,740
FirstCash Holdings, Inc.	781	89,424
Fiserv, Inc. *	4,296	641,264
FleetCor Technologies, Inc. *	1,209	337,637
Franklin Resources, Inc.	12,997	356,768
Global Payments, Inc.	4,325	560,952
Goldman Sachs Group, Inc.	8,591	3,342,328
Granite Point Mortgage Trust, Inc.	3,297	15,628
Green Dot Corp., Class A *	2,197	18,037
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	601	15,127
See financial notes
32Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Houlihan Lokey, Inc.	617	79,383
Interactive Brokers Group, Inc., Class A	382	41,531
Intercontinental Exchange, Inc.	5,878	813,633
Invesco Ltd.	16,824	259,258
Jack Henry & Associates, Inc.	892	155,003
Jackson Financial, Inc., Class A	2,471	136,029
Janus Henderson Group PLC	5,507	171,598
Jefferies Financial Group, Inc.	6,832	285,714
KKR & Co., Inc.	7,681	754,735
KKR Real Estate Finance Trust, Inc.	1,685	16,429
Ladder Capital Corp.	3,650	39,456
Lazard, Inc., Class A	3,533	136,162
LendingTree, Inc. *	787	31,142
LPL Financial Holdings, Inc.	851	227,974
MarketAxess Holdings, Inc.	222	47,377
Mastercard, Inc., Class A	4,143	1,966,931
MFA Financial, Inc.	5,053	56,695
MGIC Investment Corp.	7,509	149,354
Moelis & Co., Class A	1,520	82,141
Moody's Corp.	1,149	435,954
Morgan Stanley	23,099	1,987,438
Morningstar, Inc.	178	53,149
Mr Cooper Group, Inc. *	1,254	89,385
MSCI, Inc.	317	177,827
Nasdaq, Inc.	3,057	171,803
Navient Corp.	9,239	150,226
NCR Atleos Corp. *	2,563	55,771
Nelnet, Inc., Class A	325	27,908
New York Mortgage Trust, Inc.	4,151	29,929
NMI Holdings, Inc., Class A *	1,023	30,772
Northern Trust Corp.	5,197	426,830
OneMain Holdings, Inc.	7,685	362,962
Pagseguro Digital Ltd., Class A *	3,923	54,608
PayPal Holdings, Inc. *	16,212	978,232
Paysafe Ltd. *	1,700	24,480
PennyMac Financial Services, Inc.	961	81,618
PennyMac Mortgage Investment Trust	3,530	49,879
Piper Sandler Cos.	306	57,611
PJT Partners, Inc., Class A	232	24,453
PRA Group, Inc. *	1,865	47,669
PROG Holdings, Inc. *	3,570	110,206
Radian Group, Inc.	4,305	125,448
Raymond James Financial, Inc.	2,323	279,503
Redwood Trust, Inc.	4,195	25,715
Rithm Capital Corp.	16,568	179,597
S&P Global, Inc.	1,733	742,382
SEI Investments Co.	2,381	160,122
SLM Corp.	12,845	267,561
Starwood Property Trust, Inc.	7,070	144,157
State Street Corp.	7,522	554,597
StepStone Group, Inc., Class A	590	20,491
Stifel Financial Corp.	1,484	112,576
StoneCo Ltd., Class A *	2,757	47,448
Synchrony Financial	43,776	1,807,949
T Rowe Price Group, Inc.	7,219	818,274
TPG RE Finance Trust, Inc.	4,006	29,965
TPG, Inc.	1,695	75,173
Tradeweb Markets, Inc., Class A	444	46,984
Two Harbors Investment Corp.	2,528	32,030
Virtu Financial, Inc., Class A	3,172	57,255
Virtus Investment Partners, Inc.	140	32,525
Visa, Inc., Class A	8,637	2,441,162
Voya Financial, Inc.	2,560	175,002
Walker & Dunlop, Inc.	773	73,729
Western Union Co.	21,214	284,480
WEX, Inc. *	346	76,027
World Acceptance Corp. *	258	30,898
SECURITY	NUMBER OF SHARES	VALUE ($)
XP, Inc., Class A	2,017	47,682
		59,010,698

Food, Beverage & Tobacco 3.0%
Adecoagro SA	4,203	42,198
Altria Group, Inc.	48,855	1,998,658
Archer-Daniels-Midland Co.	20,601	1,094,119
B&G Foods, Inc.	6,084	70,270
Boston Beer Co., Inc., Class A *	144	44,372
Brown-Forman Corp., Class B	1,654	99,620
Bunge Global SA	6,271	591,794
Calavo Growers, Inc.	1,116	32,208
Cal-Maine Foods, Inc.	978	56,225
Campbell Soup Co.	4,565	194,652
Coca-Cola Co.	41,130	2,468,623
Coca-Cola Consolidated, Inc.	62	52,130
Coca-Cola Europacific Partners PLC	3,807	261,274
Conagra Brands, Inc.	12,882	361,727
Constellation Brands, Inc., Class A	2,030	504,496
Darling Ingredients, Inc. *	2,835	119,949
Dole PLC	5,671	66,974
Flowers Foods, Inc.	5,137	115,172
Fresh Del Monte Produce, Inc.	3,014	72,125
General Mills, Inc.	11,114	713,297
Hain Celestial Group, Inc. *	5,959	59,590
Hershey Co.	1,266	237,907
Hormel Foods Corp.	6,385	225,518
Ingredion, Inc.	2,458	289,135
J & J Snack Foods Corp.	273	39,607
J M Smucker Co.	3,181	382,261
John B Sanfilippo & Son, Inc.	297	30,404
Kellanova	5,795	319,594
Keurig Dr Pepper, Inc.	14,090	421,432
Kraft Heinz Co.	19,340	682,315
Lamb Weston Holdings, Inc.	1,214	124,083
Lancaster Colony Corp.	289	59,800
McCormick & Co., Inc. - Non Voting Shares	2,909	200,314
Mission Produce, Inc. *	1,841	19,423
Molson Coors Beverage Co., Class B	6,127	382,447
Mondelez International, Inc., Class A	21,145	1,545,065
Monster Beverage Corp. *	5,128	303,065
National Beverage Corp. *	396	20,845
Nomad Foods Ltd.	4,808	88,611
PepsiCo, Inc.	16,959	2,804,001
Philip Morris International, Inc.	27,352	2,460,586
Pilgrim's Pride Corp. *	2,079	66,195
Post Holdings, Inc. *	1,408	146,657
Seneca Foods Corp., Class A *	558	28,268
Simply Good Foods Co. *	582	20,649
TreeHouse Foods, Inc. *	1,935	69,254
Tyson Foods, Inc., Class A	21,356	1,158,349
Universal Corp.	1,588	76,240
Vector Group Ltd.	3,728	41,604
WK Kellogg Co.	1,353	19,808
		21,282,910

Health Care Equipment & Services 5.6%
Abbott Laboratories	18,393	2,182,145
Acadia Healthcare Co., Inc. *	1,178	98,304
AdaptHealth Corp. *	1,691	17,299
Addus HomeCare Corp. *	194	17,902
Align Technology, Inc. *	590	178,428
Amedisys, Inc. *	712	66,230
AMN Healthcare Services, Inc. *	869	48,899
Avanos Medical, Inc. *	980	18,199
Baxter International, Inc.	15,204	622,148
See financial notes
Schwab Fundamental Index ETFs | Annual Report33

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Becton Dickinson & Co.	3,018	710,890
Boston Scientific Corp. *	8,450	559,474
Brookdale Senior Living, Inc. *	9,265	52,996
Cardinal Health, Inc.	5,255	588,455
Cencora, Inc.	781	184,004
Centene Corp. *	22,255	1,745,460
Chemed Corp.	213	133,366
Cigna Group	10,032	3,372,156
Community Health Systems, Inc. *	24,429	68,157
CONMED Corp.	307	24,658
Cooper Cos., Inc.	1,689	158,090
Cross Country Healthcare, Inc. *	746	13,629
CVS Health Corp.	69,308	5,154,436
DaVita, Inc. *	3,493	443,506
DENTSPLY SIRONA, Inc.	4,571	149,380
Dexcom, Inc. *	389	44,762
Edwards Lifesciences Corp. *	3,119	264,710
Elevance Health, Inc.	6,295	3,155,369
Embecta Corp.	4,307	61,504
Encompass Health Corp.	1,958	145,675
Enhabit, Inc. *	4,322	38,898
Enovis Corp. *	1,002	59,930
Ensign Group, Inc.	521	65,083
Envista Holdings Corp. *	3,211	66,307
Fulgent Genetics, Inc. *	553	12,476
Globus Medical, Inc., Class A *	1,606	86,708
Haemonetics Corp. *	557	40,650
HCA Healthcare, Inc.	4,456	1,388,935
HealthEquity, Inc. *	381	31,474
Henry Schein, Inc. *	3,863	295,404
Hologic, Inc. *	3,302	243,688
Humana, Inc.	3,550	1,243,636
ICU Medical, Inc. *	392	42,818
IDEXX Laboratories, Inc. *	333	191,552
Insulet Corp. *	74	12,136
Integer Holdings Corp. *	575	63,417
Integra LifeSciences Holdings Corp. *	924	34,105
Intuitive Surgical, Inc. *	1,333	514,005
Laboratory Corp. of America Holdings	2,511	541,949
LivaNova PLC *	466	25,541
Masimo Corp. *	469	60,285
McKesson Corp.	1,398	728,931
Medtronic PLC	28,182	2,349,251
Merit Medical Systems, Inc. *	473	36,043
ModivCare, Inc. *	451	12,646
Molina Healthcare, Inc. *	956	376,578
Multiplan Corp. *	31,446	35,219
National HealthCare Corp.	499	49,231
Neogen Corp. *	1,438	24,719
OmniAb, Inc., Class A *(c)	52	0
OmniAb, Inc., Class B *(c)	52	0
Omnicell, Inc. *	603	15,823
OPKO Health, Inc. *(a)	13,720	13,720
Option Care Health, Inc. *	1,485	47,921
Orthofix Medical, Inc. *	1,050	13,713
Owens & Minor, Inc. *	5,851	142,355
Patterson Cos., Inc.	3,686	99,854
Pediatrix Medical Group, Inc. *	5,206	47,635
Penumbra, Inc. *	62	14,565
Premier, Inc., Class A	3,791	79,080
Quest Diagnostics, Inc.	3,047	380,540
QuidelOrtho Corp. *	748	34,109
RadNet, Inc. *	674	25,518
ResMed, Inc.	977	169,724
Select Medical Holdings Corp.	3,330	90,676
STERIS PLC	892	207,756
Stryker Corp.	2,514	877,562
Teladoc Health, Inc. *	1,347	20,313
SECURITY	NUMBER OF SHARES	VALUE ($)
Teleflex, Inc.	566	126,099
Tenet Healthcare Corp. *	4,012	373,116
U.S. Physical Therapy, Inc.	183	19,447
UnitedHealth Group, Inc.	13,871	6,846,726
Universal Health Services, Inc., Class B	3,282	548,291
Varex Imaging Corp. *	1,122	19,298
Veeva Systems, Inc., Class A *	360	81,184
Zimmer Biomet Holdings, Inc.	2,898	360,395
Zimvie, Inc. *	2,421	41,036
		39,648,302

Household & Personal Products 1.2%
BellRing Brands, Inc. *	466	26,539
Central Garden & Pet Co., Class A *	1,407	53,030
Church & Dwight Co., Inc.	2,994	299,759
Clorox Co.	1,568	240,390
Colgate-Palmolive Co.	11,347	981,742
Coty, Inc., Class A *	4,517	56,734
Edgewell Personal Care Co.	1,529	58,393
Energizer Holdings, Inc.	1,473	42,054
Estee Lauder Cos., Inc., Class A	2,385	354,363
Herbalife Ltd. *	5,941	52,459
Inter Parfums, Inc.	138	20,247
Kimberly-Clark Corp.	5,630	682,187
Medifast, Inc.	457	18,321
Nu Skin Enterprises, Inc., Class A	4,005	50,063
Procter & Gamble Co.	33,919	5,391,086
Reynolds Consumer Products, Inc.	1,144	33,748
Spectrum Brands Holdings, Inc.	1,515	121,836
USANA Health Sciences, Inc. *	697	33,637
WD-40 Co.	127	34,086
		8,550,674

Insurance 3.5%
Aflac, Inc.	15,007	1,211,665
Allstate Corp.	12,216	1,948,696
Ambac Financial Group, Inc. *	1,628	26,634
American Equity Investment Life Holding Co. *	2,236	124,187
American Financial Group, Inc.	2,145	273,852
American International Group, Inc.	27,782	2,025,030
Aon PLC, Class A	2,353	743,524
Arch Capital Group Ltd. *	4,010	351,236
Arthur J Gallagher & Co.	1,251	305,156
Assurant, Inc.	1,086	197,055
Assured Guaranty Ltd.	2,243	205,459
Axis Capital Holdings Ltd.	1,581	98,923
Brighthouse Financial, Inc. *	368	17,130
Brown & Brown, Inc.	1,937	163,115
Chubb Ltd.	7,478	1,881,988
Cincinnati Financial Corp.	3,632	414,048
CNA Financial Corp.	963	42,324
CNO Financial Group, Inc.	8,707	232,390
Employers Holdings, Inc.	1,029	47,036
Enstar Group Ltd. *	230	70,826
Everest Group Ltd.	635	234,239
Fidelity National Financial, Inc.	8,172	413,340
First American Financial Corp.	4,354	254,317
Genworth Financial, Inc., Class A *	31,586	194,254
Globe Life, Inc.	1,908	242,182
Hanover Insurance Group, Inc.	1,195	157,107
Hartford Financial Services Group, Inc.	9,940	952,650
Horace Mann Educators Corp.	1,060	38,361
James River Group Holdings Ltd.	1,597	15,954
Kemper Corp.	2,569	147,281
Lincoln National Corp.	14,407	396,769
See financial notes
34Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Loews Corp.	4,847	364,155
Markel Group, Inc. *	207	308,943
Marsh & McLennan Cos., Inc.	4,467	903,540
MBIA, Inc.	2,113	13,798
Mercury General Corp.	1,577	76,784
MetLife, Inc.	24,436	1,704,167
Old Republic International Corp.	9,700	280,912
Primerica, Inc.	666	163,343
Principal Financial Group, Inc.	6,250	505,375
ProAssurance Corp.	2,713	33,451
Progressive Corp.	8,162	1,547,189
Prudential Financial, Inc.	15,442	1,683,024
Reinsurance Group of America, Inc.	1,590	281,191
RenaissanceRe Holdings Ltd.	591	132,869
RLI Corp.	314	45,985
Safety Insurance Group, Inc.	501	41,162
Selective Insurance Group, Inc.	774	80,868
SiriusPoint Ltd. *	2,232	27,387
Stewart Information Services Corp.	1,590	100,138
Travelers Cos., Inc.	9,334	2,062,441
United Fire Group, Inc.	968	22,545
Universal Insurance Holdings, Inc.	1,632	32,950
Unum Group	6,694	331,018
W R Berkley Corp.	2,995	250,382
White Mountains Insurance Group Ltd.	54	95,334
Willis Towers Watson PLC	1,638	446,535
		24,962,214

Materials 3.7%
AdvanSix, Inc.	1,178	32,960
Air Products & Chemicals, Inc.	2,495	583,930
Albemarle Corp.	1,001	137,988
Alcoa Corp.	8,806	239,611
Alpha Metallurgical Resources, Inc.	226	85,258
Alto Ingredients, Inc. *	13,069	28,752
American Vanguard Corp.	1,084	11,620
AptarGroup, Inc.	1,038	145,797
Arcadium Lithium PLC *	2,922	16,042
Arch Resources, Inc.	507	83,802
Ashland, Inc.	1,138	106,562
ATI, Inc. *	639	31,426
Avery Dennison Corp.	1,347	291,666
Avient Corp.	2,510	101,605
Axalta Coating Systems Ltd. *	4,571	149,609
Balchem Corp.	313	49,200
Ball Corp.	6,907	442,186
Berry Global Group, Inc.	3,757	218,695
Cabot Corp.	1,205	102,365
Carpenter Technology Corp.	1,114	72,020
Celanese Corp.	3,716	564,721
Century Aluminum Co. *	2,512	26,301
CF Industries Holdings, Inc.	4,016	324,172
Chemours Co.	6,394	125,770
Clearwater Paper Corp. *	1,024	40,233
Cleveland-Cliffs, Inc. *	12,027	250,162
Coeur Mining, Inc. *	8,302	21,502
Commercial Metals Co.	3,275	176,850
Compass Minerals International, Inc.	1,475	33,630
Constellium SE *	4,105	79,596
Corteva, Inc.	9,584	512,936
Crown Holdings, Inc.	2,597	198,982
Dow, Inc.	23,575	1,317,371
DuPont de Nemours, Inc.	14,220	983,882
Eagle Materials, Inc.	702	177,992
Eastman Chemical Co.	5,606	491,870
Ecolab, Inc.	2,812	632,250
Ecovyst, Inc. *	2,373	22,899
SECURITY	NUMBER OF SHARES	VALUE ($)
Element Solutions, Inc.	4,343	102,060
FMC Corp.	2,260	127,441
Freeport-McMoRan, Inc.	21,591	816,356
Glatfelter Corp. *	10,928	24,369
Graphic Packaging Holding Co.	7,581	196,727
Greif, Inc., Class A	954	61,495
Hawkins, Inc.	414	29,084
HB Fuller Co.	1,188	94,482
Hecla Mining Co.	7,640	27,046
Huntsman Corp.	9,167	234,675
Ingevity Corp. *	1,069	48,832
Innospec, Inc.	558	69,343
International Flavors & Fragrances, Inc.	3,819	288,334
International Paper Co.	21,361	755,325
Kaiser Aluminum Corp.	738	53,520
Knife River Corp. *	1,290	95,576
Koppers Holdings, Inc.	1,033	58,488
Linde PLC	5,238	2,350,919
Louisiana-Pacific Corp.	2,684	198,535
LyondellBasell Industries NV, Class A	10,610	1,063,971
Martin Marietta Materials, Inc.	616	355,869
Materion Corp.	355	47,684
Mativ Holdings, Inc.	2,787	48,410
Mercer International, Inc.	3,476	31,910
Metallus, Inc. *	1,910	41,543
Minerals Technologies, Inc.	1,082	78,294
Mosaic Co.	9,567	298,108
Myers Industries, Inc.	912	17,538
NewMarket Corp.	148	94,967
Newmont Corp.	26,719	834,969
Nucor Corp.	7,890	1,517,247
O-I Glass, Inc. *	7,136	120,741
Olin Corp.	3,579	192,550
Olympic Steel, Inc.	697	47,410
Orion SA	1,730	38,994
Packaging Corp. of America	2,340	423,985
Pactiv Evergreen, Inc.	3,774	55,666
PPG Industries, Inc.	4,546	643,714
Quaker Chemical Corp.	153	30,677
Radius Recycling, Inc., Class A	2,201	43,492
Reliance, Inc.	1,890	607,106
Royal Gold, Inc.	511	52,444
RPM International, Inc.	2,084	240,389
Ryerson Holding Corp.	972	30,696
Scotts Miracle-Gro Co.	1,672	109,850
Sealed Air Corp.	4,992	174,071
Sensient Technologies Corp.	1,075	71,896
Sherwin-Williams Co.	1,765	586,033
Sonoco Products Co.	3,215	182,226
Southern Copper Corp.	1,182	95,577
Steel Dynamics, Inc.	5,041	674,587
Stepan Co.	776	69,219
Summit Materials, Inc., Class A *	2,469	105,451
SunCoke Energy, Inc.	4,933	52,832
Sylvamo Corp.	2,299	138,883
TriMas Corp.	1,172	27,542
Trinseo PLC	7,442	33,489
Tronox Holdings PLC	5,565	81,805
U.S. Steel Corp.	15,111	715,355
Vulcan Materials Co.	1,284	341,351
Warrior Met Coal, Inc.	2,887	164,472
Westlake Corp.	806	111,800
Westrock Co.	18,462	836,144
Worthington Steel, Inc. *	297	9,403
		26,085,180

See financial notes
Schwab Fundamental Index ETFs | Annual Report35

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 6.8%
Alphabet, Inc., Class A *	56,419	7,811,775
Alphabet, Inc., Class C *	50,253	7,024,364
AMC Entertainment Holdings, Inc., Class A *	909	3,927
AMC Networks, Inc., Class A *	5,973	77,291
Bumble, Inc., Class A *	1,139	13,042
Cable One, Inc.	127	57,912
Cargurus, Inc. *	1,024	22,671
Cars.com, Inc. *	1,045	19,165
Charter Communications, Inc., Class A *	5,760	1,693,037
Cinemark Holdings, Inc. *	3,700	64,417
Clear Channel Outdoor Holdings, Inc. *	36,065	62,032
Comcast Corp., Class A	126,734	5,430,552
EchoStar Corp., Class A *	16,810	220,379
Electronic Arts, Inc.	3,961	552,480
EW Scripps Co., Class A *	3,454	13,920
Fox Corp., Class A	14,105	420,188
Gannett Co., Inc. *	12,936	27,554
Gray Television, Inc.	7,706	45,003
IAC, Inc. *	1,123	63,786
iHeartMedia, Inc., Class A *	17,098	47,361
Interpublic Group of Cos., Inc.	7,689	241,435
John Wiley & Sons, Inc., Class A	1,608	53,627
Liberty Broadband Corp., Class C *	229	13,781
Liberty Media Corp.-Liberty Formula One, Class C *	1,047	76,180
Liberty Media Corp.-Liberty Live, Class C *	3,526	140,405
Liberty Media Corp.-Liberty SiriusXM, Class C *	13,076	378,943
Lions Gate Entertainment Corp., Class A *	6,709	65,144
Madison Square Garden Entertainment Corp. *	367	14,126
Match Group, Inc. *	1,882	67,827
Meta Platforms, Inc., Class A	32,040	15,703,765
Netflix, Inc. *	1,544	930,909
New York Times Co., Class A	1,936	85,726
News Corp., Class A	11,143	299,524
Nexstar Media Group, Inc.	1,155	191,926
Omnicom Group, Inc.	5,529	488,708
Paramount Global, Class B	52,545	580,097
Pinterest, Inc., Class A *	1,566	57,472
Roku, Inc. *	487	30,769
Scholastic Corp.	1,126	44,409
Shutterstock, Inc.	348	16,968
Sinclair, Inc.	1,849	27,458
Sirius XM Holdings, Inc. (a)	15,586	68,890
Sphere Entertainment Co. *	280	12,124
Spotify Technology SA *	603	154,615
Taboola.com Ltd. *	4,764	20,771
Take-Two Interactive Software, Inc. *	1,120	164,562
TEGNA, Inc.	7,694	107,793
Thryv Holdings, Inc. *	1,979	41,440
Trade Desk, Inc., Class A *	327	27,936
TripAdvisor, Inc. *	2,405	64,502
Walt Disney Co.	29,276	3,266,616
Warner Bros Discovery, Inc. *	41,838	367,756
WideOpenWest, Inc. *	3,281	13,124
Yelp, Inc. *	1,920	73,805
Ziff Davis, Inc. *	1,083	74,467
ZoomInfo Technologies, Inc. *	1,057	17,715
		47,656,171

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	20,686	3,641,770
Agilent Technologies, Inc.	2,844	390,652
Alkermes PLC *	923	27,404
SECURITY	NUMBER OF SHARES	VALUE ($)
Amgen, Inc.	10,880	2,979,270
Avantor, Inc. *	5,472	134,830
Azenta, Inc. *	563	36,680
Biogen, Inc. *	3,288	713,463
BioMarin Pharmaceutical, Inc. *	547	47,195
Bio-Rad Laboratories, Inc., Class A *	225	73,323
Bio-Techne Corp.	717	52,750
Bristol-Myers Squibb Co.	38,243	1,940,832
Bruker Corp.	928	80,309
Catalent, Inc. *	2,442	140,024
Charles River Laboratories International, Inc. *	486	123,536
Corcept Therapeutics, Inc. *	920	21,620
Danaher Corp.	4,027	1,019,395
Elanco Animal Health, Inc. *	7,805	124,022
Eli Lilly & Co.	2,441	1,839,733
Emergent BioSolutions, Inc. *	13,108	42,339
Exact Sciences Corp. *	285	16,396
Exelixis, Inc. *	3,165	69,314
Fortrea Holdings, Inc. *	2,359	88,557
Gilead Sciences, Inc.	26,824	1,934,010
Halozyme Therapeutics, Inc. *	496	19,746
ICON PLC, ADR *	532	170,570
Illumina, Inc. *	1,406	196,601
Incyte Corp. *	1,134	66,180
Innoviva, Inc. *	2,369	36,198
IQVIA Holdings, Inc. *	2,486	614,440
Jazz Pharmaceuticals PLC *	1,013	120,446
Johnson & Johnson	40,063	6,465,367
Medpace Holdings, Inc. *	123	48,895
Merck & Co., Inc.	31,089	3,952,966
Mettler-Toledo International, Inc. *	166	207,039
Moderna, Inc. *	2,205	203,389
Mural Oncology PLC *	84	444
Myriad Genetics, Inc. *	1,226	25,660
Neurocrine Biosciences, Inc. *	241	31,426
Organon & Co.	23,340	406,349
Perrigo Co. PLC	6,155	161,630
Pfizer, Inc.	140,493	3,731,494
Prestige Consumer Healthcare, Inc. *	828	57,612
Regeneron Pharmaceuticals, Inc. *	947	914,887
Repligen Corp. *	108	20,951
Revvity, Inc.	1,463	160,330
Royalty Pharma PLC, Class A	3,146	95,450
Supernus Pharmaceuticals, Inc. *	697	20,701
Thermo Fisher Scientific, Inc.	3,033	1,729,356
United Therapeutics Corp. *	479	108,082
Vertex Pharmaceuticals, Inc. *	1,065	448,088
Viatris, Inc.	54,520	674,412
Waters Corp. *	818	276,010
West Pharmaceutical Services, Inc.	349	125,068
Zoetis, Inc.	2,766	548,581
		37,175,792

Real Estate Management & Development 0.3%
Anywhere Real Estate, Inc. *	22,775	142,799
CBRE Group, Inc., Class A *	6,894	633,490
CoStar Group, Inc. *	1,089	94,776
Cushman & Wakefield PLC *	6,993	69,860
DigitalBridge Group, Inc.	9,473	174,019
Douglas Elliman, Inc.	7,433	13,677
eXp World Holdings, Inc.	1,338	17,528
Howard Hughes Holdings, Inc. *	451	34,456
Jones Lang LaSalle, Inc. *	2,446	465,327
Kennedy-Wilson Holdings, Inc.	3,524	30,941
Marcus & Millichap, Inc.	732	26,857
Newmark Group, Inc., Class A	5,340	57,619
See financial notes
36Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Opendoor Technologies, Inc. *	14,418	44,407
RMR Group, Inc., Class A	631	15,440
Star Holdings *	1,278	15,783
Zillow Group, Inc., Class C *	1,591	89,335
		1,926,314

Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc. *	4,265	821,140
Amkor Technology, Inc.	3,367	104,444
Analog Devices, Inc.	3,608	692,086
Applied Materials, Inc.	10,719	2,161,165
Axcelis Technologies, Inc. *	172	19,379
Broadcom, Inc.	3,451	4,487,991
Cirrus Logic, Inc. *	1,245	114,316
Cohu, Inc. *	615	19,760
Diodes, Inc. *	770	52,345
Enphase Energy, Inc. *	178	22,608
Entegris, Inc.	974	130,867
First Solar, Inc. *	736	113,263
FormFactor, Inc. *	931	40,061
GLOBALFOUNDRIES, Inc. *	468	25,585
Ichor Holdings Ltd. *	800	34,240
Intel Corp.	225,286	9,698,562
KLA Corp.	962	656,373
Kulicke & Soffa Industries, Inc.	1,075	51,191
Lam Research Corp.	1,637	1,535,915
Lattice Semiconductor Corp. *	283	21,681
Magnachip Semiconductor Corp. *	2,844	16,211
Marvell Technology, Inc.	3,651	261,631
Microchip Technology, Inc.	4,235	356,333
Micron Technology, Inc.	31,483	2,852,675
MKS Instruments, Inc.	1,238	151,977
Monolithic Power Systems, Inc.	104	74,884
NVIDIA Corp.	3,093	2,446,934
NXP Semiconductors NV	3,183	794,890
ON Semiconductor Corp. *	3,012	237,707
Onto Innovation, Inc. *	289	53,222
Photronics, Inc. *	1,669	48,050
Power Integrations, Inc.	507	36,230
Qorvo, Inc. *	3,125	357,969
QUALCOMM, Inc.	20,235	3,192,881
Semtech Corp. *	1,818	38,542
Silicon Laboratories, Inc. *	606	83,349
Skyworks Solutions, Inc.	3,091	324,308
SMART Global Holdings, Inc. *	1,365	29,033
SolarEdge Technologies, Inc. *	263	17,666
Synaptics, Inc. *	510	51,051
Teradyne, Inc.	2,458	254,624
Texas Instruments, Inc.	11,775	1,970,311
Ultra Clean Holdings, Inc. *	1,198	51,754
Universal Display Corp.	230	40,117
Wolfspeed, Inc. *	488	12,698
		34,558,019

Software & Services 5.3%
Accenture PLC, Class A	6,525	2,445,439
ACI Worldwide, Inc. *	2,041	67,169
Adobe, Inc. *	2,526	1,415,267
Akamai Technologies, Inc. *	2,456	272,420
Alarm.com Holdings, Inc. *	341	25,810
Amdocs Ltd.	2,929	267,125
ANSYS, Inc. *	403	134,671
AppLovin Corp., Class A *	1,025	61,213
Autodesk, Inc. *	759	195,951
Bentley Systems, Inc., Class B	741	38,065
Blackbaud, Inc. *	359	24,836
SECURITY	NUMBER OF SHARES	VALUE ($)
Cadence Design Systems, Inc. *	785	238,938
Cerence, Inc. *	1,011	15,064
Check Point Software Technologies Ltd. *	1,508	241,913
Cognizant Technology Solutions Corp., Class A	16,387	1,294,901
CommVault Systems, Inc. *	635	60,776
Consensus Cloud Solutions, Inc. *	651	10,364
Dolby Laboratories, Inc., Class A	849	68,769
Dropbox, Inc., Class A *	3,730	89,334
DXC Technology Co. *	14,857	324,774
Envestnet, Inc. *	544	28,032
EPAM Systems, Inc. *	395	120,238
Fair Isaac Corp. *	120	152,389
Fortinet, Inc. *	2,055	142,021
Gartner, Inc. *	444	206,709
Gen Digital, Inc.	9,744	209,399
Globant SA *	183	40,840
GoDaddy, Inc., Class A *	1,198	136,752
Guidewire Software, Inc. *	237	28,284
InterDigital, Inc.	514	55,008
International Business Machines Corp.	22,325	4,130,795
Intuit, Inc.	1,203	797,457
Kyndryl Holdings, Inc. *	18,315	402,381
LiveRamp Holdings, Inc. *	1,463	51,176
Manhattan Associates, Inc. *	266	67,386
Microsoft Corp.	43,996	18,198,505
NCR Voyix Corp. *	5,127	74,905
Oracle Corp.	21,016	2,347,067
Palantir Technologies, Inc., Class A *	1,794	44,994
Palo Alto Networks, Inc. *	765	237,571
Pegasystems, Inc.	480	31,219
Perficient, Inc. *	340	22,056
Progress Software Corp.	470	25,079
PTC, Inc. *	325	59,478
Qualys, Inc. *	209	35,919
Rackspace Technology, Inc. *	11,038	23,290
RingCentral, Inc., Class A *	1,383	46,220
Roper Technologies, Inc.	673	366,603
Salesforce, Inc. *	3,455	1,066,973
ServiceNow, Inc. *	160	123,414
Snowflake, Inc., Class A *	101	19,016
Splunk, Inc. *	723	112,947
SPS Commerce, Inc. *	102	18,886
Synopsys, Inc. *	426	244,409
Teradata Corp. *	1,981	74,525
Twilio, Inc., Class A *	712	42,428
Tyler Technologies, Inc. *	134	58,577
Unisys Corp. *	7,141	37,062
Verint Systems, Inc. *	656	20,736
VeriSign, Inc. *	547	106,824
Workday, Inc., Class A *	237	69,834
Zoom Video Communications, Inc., Class A *	1,073	75,893
		37,446,096

Technology Hardware & Equipment 6.2%
ADTRAN Holdings, Inc.	2,285	13,002
Advanced Energy Industries, Inc.	460	46,552
Amphenol Corp., Class A	5,121	559,418
Apple, Inc.	139,207	25,161,665
Arista Networks, Inc. *	802	222,587
Arrow Electronics, Inc. *	4,300	505,250
Avnet, Inc.	10,068	469,068
Badger Meter, Inc.	189	29,992
Belden, Inc.	752	64,055
Benchmark Electronics, Inc.	3,178	97,596
CDW Corp.	1,835	451,795
See financial notes
Schwab Fundamental Index ETFs | Annual Report37

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ciena Corp. *	3,236	184,387
Cisco Systems, Inc.	100,688	4,870,279
Cognex Corp.	1,720	67,854
Coherent Corp. *	1,477	87,852
CommScope Holding Co., Inc. *	21,844	25,448
Comtech Telecommunications Corp. *	1,720	11,627
Corning, Inc.	22,332	719,984
Crane NXT Co.	774	45,217
CTS Corp.	575	25,622
ePlus, Inc. *	825	67,972
F5, Inc. *	1,103	206,504
Fabrinet *	539	116,192
Flex Ltd. *	14,148	398,266
Hewlett Packard Enterprise Co.	73,643	1,121,583
HP, Inc.	40,539	1,148,470
Insight Enterprises, Inc. *	876	164,688
IPG Photonics Corp. *	687	59,322
Itron, Inc. *	771	71,456
Jabil, Inc.	3,498	504,027
Juniper Networks, Inc.	10,706	396,443
Keysight Technologies, Inc. *	1,218	187,937
Knowles Corp. *	2,394	39,118
Littelfuse, Inc.	325	77,428
Lumentum Holdings, Inc. *	1,304	63,205
Methode Electronics, Inc.	1,401	29,841
Motorola Solutions, Inc.	1,060	350,213
NetApp, Inc.	5,335	475,455
NETGEAR, Inc. *	2,713	40,668
NetScout Systems, Inc. *	2,181	47,219
Novanta, Inc. *	135	23,347
OSI Systems, Inc. *	376	49,324
PC Connection, Inc.	756	50,183
Plexus Corp. *	907	85,621
Pure Storage, Inc., Class A *	541	28,484
Rogers Corp. *	312	34,966
Sanmina Corp. *	3,349	211,657
ScanSource, Inc. *	2,205	95,322
Seagate Technology Holdings PLC	7,415	689,966
Super Micro Computer, Inc. *	453	392,352
TD SYNNEX Corp.	1,173	121,875
TE Connectivity Ltd.	4,978	714,642
Teledyne Technologies, Inc. *	338	144,417
Trimble, Inc. *	3,115	190,607
TTM Technologies, Inc. *	5,754	85,447
Viasat, Inc. *	2,476	48,455
Viavi Solutions, Inc. *	4,165	39,776
Vishay Intertechnology, Inc.	4,602	100,094
Vontier Corp.	2,586	111,198
Western Digital Corp. *	17,003	1,011,168
Xerox Holdings Corp.	16,370	305,301
Zebra Technologies Corp., Class A *	668	186,693
		43,946,152

Telecommunication Services 2.7%
AT&T, Inc.	445,976	7,550,374
ATN International, Inc.	482	16,166
Cogent Communications Holdings, Inc.	541	43,772
Consolidated Communications Holdings, Inc. *	9,200	39,652
Frontier Communications Parent, Inc. *	5,604	132,703
GCI Liberty, Inc. *(c)	188	0
Iridium Communications, Inc.	807	23,363
Liberty Global Ltd., Class C *	31,314	580,875
Liberty Latin America Ltd., Class C *	12,880	83,978
Lumen Technologies, Inc. *	522,562	846,550
Shenandoah Telecommunications Co.	1,861	34,726
Telephone & Data Systems, Inc.	14,529	222,294
SECURITY	NUMBER OF SHARES	VALUE ($)
T-Mobile U.S., Inc.	7,948	1,297,908
Verizon Communications, Inc.	211,422	8,461,108
		19,333,469

Transportation 2.1%
Air Transport Services Group, Inc. *	2,682	32,372
Alaska Air Group, Inc. *	1,070	40,007
American Airlines Group, Inc. *	4,048	63,473
ArcBest Corp.	871	124,431
Avis Budget Group, Inc.	1,062	114,738
CH Robinson Worldwide, Inc.	4,402	326,100
Costamare, Inc.	1,839	20,909
Covenant Logistics Group, Inc.	496	24,145
CSX Corp.	44,644	1,693,793
Danaos Corp.	328	23,600
Daseke, Inc. *	12,954	106,871
Delta Air Lines, Inc.	3,600	152,172
Expeditors International of Washington, Inc.	3,454	413,098
FedEx Corp.	7,854	1,955,410
Forward Air Corp.	716	26,585
Genco Shipping & Trading Ltd.	1,072	21,869
Golden Ocean Group Ltd.	4,575	58,880
GXO Logistics, Inc. *	2,261	117,029
Heartland Express, Inc.	1,856	23,720
Hub Group, Inc., Class A *	2,611	111,046
JB Hunt Transport Services, Inc.	1,561	322,050
JetBlue Airways Corp. *	6,523	42,269
Kirby Corp. *	935	82,018
Knight-Swift Transportation Holdings, Inc.	4,377	246,600
Landstar System, Inc.	850	161,670
Lyft, Inc., Class A *	3,052	48,466
Marten Transport Ltd.	1,759	33,157
Matson, Inc.	303	33,648
Norfolk Southern Corp.	5,592	1,416,901
Old Dominion Freight Line, Inc.	772	341,595
RXO, Inc. *	4,607	99,143
Ryder System, Inc.	3,225	367,973
Saia, Inc. *	240	138,096
Schneider National, Inc., Class B	2,426	57,132
SkyWest, Inc. *	941	60,431
Southwest Airlines Co.	5,477	187,697
Spirit Airlines, Inc.	1,136	7,327
Star Bulk Carriers Corp.	1,520	36,282
Uber Technologies, Inc. *	4,284	340,578
U-Haul Holding Co., Non Voting Shares	1,849	117,541
Union Pacific Corp.	11,782	2,988,976
United Airlines Holdings, Inc. *	2,488	113,179
United Parcel Service, Inc., Class B	10,760	1,595,278
Werner Enterprises, Inc.	2,897	116,286
XPO, Inc. *	1,706	205,266
ZIM Integrated Shipping Services Ltd. (a)	14,736	175,506
		14,785,313

Utilities 3.0%
AES Corp.	22,381	340,191
ALLETE, Inc.	1,429	80,939
Alliant Energy Corp.	4,724	225,571
Ameren Corp.	4,968	353,672
American Electric Power Co., Inc.	11,907	1,014,357
American States Water Co.	389	27,779
American Water Works Co., Inc.	2,058	243,955
Atlantica Sustainable Infrastructure PLC	2,129	38,237
Atmos Energy Corp.	1,883	212,610
Avangrid, Inc.	2,163	67,334
Avista Corp.	2,254	74,833
See financial notes
38Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Black Hills Corp.	1,907	99,221
California Water Service Group	706	32,398
CenterPoint Energy, Inc.	13,861	381,178
Chesapeake Utilities Corp.	252	25,712
Clearway Energy, Inc., Class C	1,375	29,975
CMS Energy Corp.	6,168	353,858
Consolidated Edison, Inc.	8,631	752,710
Constellation Energy Corp.	4,236	713,554
Dominion Energy, Inc.	22,055	1,054,891
DTE Energy Co.	4,536	491,476
Duke Energy Corp.	19,787	1,817,040
Edison International	8,566	582,659
Entergy Corp.	5,720	580,980
Essential Utilities, Inc.	2,609	90,741
Evergy, Inc.	7,716	382,251
Eversource Energy	7,973	468,015
Exelon Corp.	28,945	1,037,389
FirstEnergy Corp.	15,922	582,904
Hawaiian Electric Industries, Inc.	5,312	64,700
IDACORP, Inc.	920	81,061
MGE Energy, Inc.	497	31,405
National Fuel Gas Co.	2,140	104,304
New Jersey Resources Corp.	1,733	72,110
NextEra Energy, Inc.	22,373	1,234,766
NiSource, Inc.	8,981	234,045
Northwest Natural Holding Co.	933	34,278
Northwestern Energy Group, Inc.	1,557	74,611
NRG Energy, Inc.	10,476	579,532
OGE Energy Corp.	4,955	163,069
ONE Gas, Inc.	1,191	70,984
Ormat Technologies, Inc.	575	37,461
Otter Tail Corp.	643	58,166
PG&E Corp.	8,610	143,701
Pinnacle West Capital Corp.	3,331	227,607
PNM Resources, Inc.	1,974	72,071
Portland General Electric Co.	2,485	99,823
PPL Corp.	24,972	658,512
Public Service Enterprise Group, Inc.	9,682	604,157
ReNew Energy Global PLC, Class A *	3,484	22,646
Sempra	9,665	682,349
SJW Group	357	19,656
Southern Co.	22,099	1,486,158
Southwest Gas Holdings, Inc.	2,019	137,595
Spire, Inc.	1,413	83,819
UGI Corp.	11,213	274,494
Unitil Corp.	448	22,830
Vistra Corp.	13,286	724,618
WEC Energy Group, Inc.	5,715	448,570
Xcel Energy, Inc.	11,290	594,870
		21,300,398
Total Common Stocks (Cost $536,519,177)		703,358,378
SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 0.0% OF NET ASSETS

Equity Funds 0.0%
iShares Core S&P Total U.S. Stock Market ETF	3,000	336,000
Total Investment Companies (Cost $306,758)		336,000

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)	494,110	494,110
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)(e)	781,491	781,491
		1,275,601
Total Short-Term Investments (Cost $1,275,601)		1,275,601
Total Investments in Securities (Cost $538,101,536)		704,969,979

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/15/24	5	1,275,938	12,472

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $759,900.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 29, 2024:
SECURITY	VALUE AT 2/28/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/29/24	BALANCE OF SHARES HELD AT 2/29/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$446,326	$315,449	($23,890 )	($5,571 )	($30,456 )	$701,858	10,510	$7,972
See financial notes
Schwab Fundamental Index ETFs | Annual Report39

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$644,376,607	$—	$—	$644,376,607
Health Care Equipment & Services	39,648,302	—	0 *	39,648,302
Telecommunication Services	19,333,469	—	0 *	19,333,469
Investment Companies[1]	336,000	—	—	336,000
Short-Term Investments[1]	1,275,601	—	—	1,275,601
Futures Contracts[2]	12,472	—	—	12,472
Total	$704,982,451	$—	$0	$704,982,451

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
40Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Assets and Liabilities

As of February 29, 2024
Assets
Investments in securities, at value - affiliated (cost $576,499)		$701,858
Investments in securities, at value - unaffiliated (cost $537,525,037) including securities on loan of $759,900		704,268,121
Deposit with broker for futures contracts		70,800
Receivables:
Fund shares sold		3,160,302
Dividends		1,410,408
Investments sold		41,658
Variation margin on future contracts		4,748
Income from securities on loan		3,887
Foreign tax reclaims	+	820
Total assets		709,662,602

Liabilities
Collateral held for securities on loan		781,491
Payables:
Investments bought		3,740,517
Management fees	+	135,110
Total liabilities		4,657,118
Net assets		$705,005,484

Net Assets by Source
Capital received from investors		$561,898,592
Total distributable earnings	+	143,106,892
Net assets		$705,005,484

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$705,005,484		11,100,000		$63.51

See financial notes
Schwab Fundamental Index ETFs | Annual Report41

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Operations

For the period March 1, 2023 through February 29, 2024
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $5,650)		$12,463,364
Dividends received from securities - affiliated		7,972
Interest received from securities - unaffiliated		3,265
Securities on loan, net	+	36,326
Total investment income		12,510,927

Expenses
Management fees		1,371,738
Total expenses	–	1,371,738
Net investment income		11,139,189

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(7,642)
Net realized losses on sales of securities - unaffiliated		(3,217,942)
Net realized gains on sales of in-kind redemptions - affiliated		2,071
Net realized gains on sales of in-kind redemptions - unaffiliated		13,734,206
Net realized gains on futures contracts	+	129,801
Net realized gains		10,640,494
Net change in unrealized appreciation (depreciation) on securities - affiliated		(30,456)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		83,997,300
Net change in unrealized appreciation (depreciation) on futures contracts	+	24,234
Net change in unrealized appreciation (depreciation)	+	83,991,078
Net realized and unrealized gains		94,631,572
Increase in net assets resulting from operations		$105,770,761
See financial notes
42Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/23-2/29/24		3/1/22-2/28/23
Net investment income		$11,139,189	$9,113,094
Net realized gains		10,640,494	16,436,928
Net change in unrealized appreciation (depreciation)	+	83,991,078	(31,684,296)
Increase (decrease) in net assets resulting from operations		$105,770,761	($6,134,274 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,452,300 )	($8,668,580 )

TRANSACTIONS IN FUND SHARES
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,550,000	$145,817,434	2,300,000	$122,514,839
Shares redeemed	+	(400,000)	(22,410,331)	(900,000)	(46,772,595)
Net transactions in fund shares		2,150,000	$123,407,103	1,400,000	$75,742,244

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,950,000	$486,279,920	7,550,000	$425,340,530
Total increase	+	2,150,000	218,725,564	1,400,000	60,939,390
End of period		11,100,000	$705,005,484	8,950,000	$486,279,920
See financial notes
Schwab Fundamental Index ETFs | Annual Report43

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$54.91	$56.98	$48.49	$37.67	$37.83
Income (loss) from investment operations:
Net investment income (loss)[1]	1.18	1.12	1.02	0.98	0.99
Net realized and unrealized gains (losses)	9.66	(2.09)	8.43	10.88	(0.20)
Total from investment operations	10.84	(0.97)	9.45	11.86	0.79
Less distributions:
Distributions from net investment income	(1.13)	(1.10)	(0.96)	(1.04)	(0.95)
Net asset value at end of period	$64.62	$54.91	$56.98	$48.49	$37.67
Total return	20.06%	(1.61%)	19.61%	32.40%	1.98%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%[2]	0.25%	0.25%	0.25%
Net investment income (loss)	2.05%	2.07%	1.84%	2.49%	2.47%
Portfolio turnover rate[3]	10%	12%	11%	13%	12%
Net assets, end of period (x 1,000,000)	$14,508	$10,373	$9,889	$5,863	$5,558

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
44Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 29, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	86,953	2,951,185
Aptiv PLC *	120,218	9,556,129
Autoliv, Inc.	56,515	6,557,435
BorgWarner, Inc.	193,362	6,019,359
Dana, Inc.	216,995	2,712,437
Ford Motor Co.	4,342,673	54,022,852
General Motors Co.	2,333,269	95,617,364
Gentex Corp.	149,164	5,448,961
Goodyear Tire & Rubber Co. *	545,786	6,483,938
Harley-Davidson, Inc.	101,632	3,686,193
Lear Corp.	76,660	10,529,251
Phinia, Inc.	38,123	1,304,569
Tesla, Inc. *	76,915	15,527,600
Thor Industries, Inc.	54,822	7,027,084
		227,444,357

Banks 7.3%
Bank of America Corp.	5,115,392	176,583,332
Citigroup, Inc.	3,104,623	172,275,530
Citizens Financial Group, Inc.	378,139	11,869,783
Comerica, Inc.	154,859	7,646,937
Credicorp Ltd.	44,934	7,678,322
East West Bancorp, Inc.	50,342	3,667,918
Fifth Third Bancorp	500,695	17,193,866
First Horizon Corp.	244,172	3,442,825
Huntington Bancshares, Inc.	667,663	8,706,326
JPMorgan Chase & Co.	1,600,442	297,778,239
KeyCorp	906,663	12,938,081
M&T Bank Corp.	95,984	13,412,804
New York Community Bancorp, Inc. (a)	289,479	1,386,604
PNC Financial Services Group, Inc.	251,866	37,074,675
Popular, Inc.	57,524	4,813,608
Regions Financial Corp.	490,188	9,132,203
Synovus Financial Corp.	85,835	3,256,580
Truist Financial Corp.	780,454	27,300,281
U.S. Bancorp	1,048,613	43,999,802
Wells Fargo & Co.	3,548,808	197,278,237
Zions Bancorp NA	171,014	6,743,082
		1,064,179,035

Capital Goods 6.7%
3M Co.	453,380	41,765,366
A O Smith Corp.	50,062	4,150,140
Acuity Brands, Inc.	24,318	6,109,654
AECOM	67,998	6,040,262
AerCap Holdings NV *	54,374	4,196,585
AGCO Corp.	40,603	4,454,149
Air Lease Corp.	64,890	2,602,089
Allegion PLC	28,355	3,625,754
Allison Transmission Holdings, Inc.	90,872	6,845,388
SECURITY	NUMBER OF SHARES	VALUE ($)
AMETEK, Inc.	41,466	7,471,344
Boeing Co. *	152,568	31,081,153
Boise Cascade Co.	43,025	5,847,528
Carlisle Cos., Inc.	19,803	6,931,050
Carrier Global Corp.	279,788	15,550,617
Caterpillar, Inc.	190,084	63,480,453
CNH Industrial NV	199,391	2,382,722
Cummins, Inc.	92,089	24,736,026
Curtiss-Wright Corp.	14,883	3,516,406
Deere & Co.	73,793	26,938,135
Donaldson Co., Inc.	46,239	3,311,637
Dover Corp.	50,838	8,407,588
Eaton Corp. PLC	130,539	37,725,771
EMCOR Group, Inc.	26,705	8,372,552
Emerson Electric Co.	250,103	26,723,506
Fastenal Co.	149,847	10,940,329
Flowserve Corp.	67,546	2,858,547
Fluor Corp. *	86,776	3,193,357
Fortive Corp.	67,522	5,748,148
Fortune Brands Innovations, Inc.	77,757	6,324,754
General Dynamics Corp.	123,438	33,729,434
General Electric Co.	210,068	32,957,569
Graco, Inc.	36,349	3,317,210
Hexcel Corp.	33,575	2,499,995
Honeywell International, Inc.	253,836	50,444,828
Howmet Aerospace, Inc.	119,836	7,975,086
Hubbell, Inc.	14,351	5,462,995
Huntington Ingalls Industries, Inc.	27,492	8,017,217
IDEX Corp.	16,419	3,873,242
Illinois Tool Works, Inc.	89,821	23,546,575
Ingersoll Rand, Inc.	49,043	4,479,097
ITT, Inc.	31,199	3,935,442
Johnson Controls International PLC	318,114	18,854,617
L3Harris Technologies, Inc.	103,640	21,936,442
Lennox International, Inc.	9,548	4,499,113
Lincoln Electric Holdings, Inc.	15,937	4,089,434
Lockheed Martin Corp.	95,290	40,806,990
Masco Corp.	118,229	9,075,258
MasTec, Inc. *	41,805	3,154,605
MDU Resources Group, Inc.	137,850	2,988,588
Middleby Corp. *	18,149	2,761,552
MSC Industrial Direct Co., Inc., Class A	27,232	2,748,798
Mueller Industries, Inc.	68,571	3,523,178
Nordson Corp.	12,089	3,211,443
Northrop Grumman Corp.	59,656	27,502,609
nVent Electric PLC	56,332	3,792,270
Oshkosh Corp.	58,779	6,516,240
Otis Worldwide Corp.	78,554	7,486,196
Owens Corning	58,157	8,710,755
PACCAR, Inc.	218,727	24,254,637
Parker-Hannifin Corp.	33,645	18,015,215
Pentair PLC	68,470	5,326,281
Quanta Services, Inc.	41,319	9,978,952
Regal Rexnord Corp.	27,083	4,644,464
Resideo Technologies, Inc. *	147,526	3,294,256
Rockwell Automation, Inc.	29,337	8,363,392
See financial notes
Schwab Fundamental Index ETFs | Annual Report45

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RTX Corp.	444,217	39,832,938
Sensata Technologies Holding PLC	83,593	2,877,271
Snap-on, Inc.	24,032	6,624,661
Spirit AeroSystems Holdings, Inc., Class A *	99,252	2,838,607
Stanley Black & Decker, Inc.	128,286	11,454,657
Textron, Inc.	113,262	10,088,246
Timken Co.	34,506	2,898,159
Toro Co.	30,447	2,810,563
Trane Technologies PLC	53,999	15,226,098
TransDigm Group, Inc.	10,484	12,347,426
UFP Industries, Inc.	42,410	4,861,458
United Rentals, Inc.	28,730	19,917,647
Watsco, Inc.	11,121	4,383,009
WESCO International, Inc.	26,231	3,921,272
Westinghouse Air Brake Technologies Corp.	56,095	7,925,663
WW Grainger, Inc.	12,238	11,913,204
Xylem, Inc.	48,828	6,203,597
		973,229,461

Commercial & Professional Services 1.2%
ABM Industries, Inc.	65,313	2,698,080
ASGN, Inc. *	31,926	3,170,890
Automatic Data Processing, Inc.	80,519	20,220,737
Booz Allen Hamilton Holding Corp., Class A	42,654	6,300,422
Broadridge Financial Solutions, Inc.	27,762	5,651,788
CACI International, Inc., Class A *	11,306	4,238,054
Cintas Corp.	18,198	11,439,445
Concentrix Corp.	25,324	1,834,724
Copart, Inc. *	72,842	3,871,552
Equifax, Inc.	19,561	5,351,694
Genpact Ltd.	83,052	2,823,768
Jacobs Solutions, Inc.	58,502	8,579,318
KBR, Inc.	45,246	2,716,117
Leidos Holdings, Inc.	81,043	10,362,158
ManpowerGroup, Inc.	102,205	7,375,113
Maximus, Inc.	32,584	2,725,977
Paychex, Inc.	68,681	8,421,664
Republic Services, Inc.	55,065	10,109,934
Robert Half, Inc.	70,905	5,700,762
Science Applications International Corp.	31,163	4,361,574
SS&C Technologies Holdings, Inc.	74,773	4,767,527
TransUnion	41,856	3,249,281
Veralto Corp.	29,599	2,557,946
Verisk Analytics, Inc.	24,006	5,807,051
Vestis Corp.	64,386	1,207,881
Waste Management, Inc.	120,718	24,825,657
		170,369,114

Consumer Discretionary Distribution & Retail 4.7%
Academy Sports & Outdoors, Inc.	46,633	3,484,418
Advance Auto Parts, Inc.	80,960	5,468,038
Amazon.com, Inc. *	1,273,815	225,159,539
Asbury Automotive Group, Inc. *	12,944	2,703,096
AutoNation, Inc. *	46,055	6,899,039
AutoZone, Inc. *	2,844	8,549,121
Bath & Body Works, Inc.	137,132	6,266,932
Best Buy Co., Inc.	287,906	23,285,837
Big Lots, Inc.	497,796	2,698,054
Burlington Stores, Inc. *	17,030	3,492,853
CarMax, Inc. *	126,419	9,987,101
Dick's Sporting Goods, Inc.	35,578	6,328,970
eBay, Inc.	478,052	22,602,299
SECURITY	NUMBER OF SHARES	VALUE ($)
Foot Locker, Inc.	171,122	5,891,731
Gap, Inc.	351,797	6,663,035
Genuine Parts Co.	55,026	8,213,181
Group 1 Automotive, Inc.	19,460	5,266,849
Home Depot, Inc.	327,358	124,595,728
Kohl's Corp.	524,985	14,631,332
Lithia Motors, Inc.	25,917	7,750,738
LKQ Corp.	161,967	8,469,254
Lowe's Cos., Inc.	241,189	58,046,957
Macy's, Inc.	526,700	9,185,648
Murphy USA, Inc.	15,201	6,338,969
Nordstrom, Inc.	176,430	3,699,737
ODP Corp. *	76,078	4,296,886
O'Reilly Automotive, Inc. *	14,046	15,273,901
Penske Automotive Group, Inc.	20,798	3,192,493
Pool Corp.	8,262	3,289,268
Qurate Retail, Inc. *	8,361,340	11,789,489
Ross Stores, Inc.	83,320	12,411,347
TJX Cos., Inc.	315,222	31,251,109
Tractor Supply Co.	32,527	8,272,267
Ulta Beauty, Inc. *	10,385	5,696,796
Williams-Sonoma, Inc.	36,351	8,561,751
		689,713,763

Consumer Durables & Apparel 1.7%
Brunswick Corp.	49,142	4,295,011
Capri Holdings Ltd. *	83,045	3,830,866
Carter's, Inc.	41,115	3,328,259
Deckers Outdoor Corp. *	6,487	5,809,692
DR Horton, Inc.	164,772	24,623,528
Garmin Ltd.	52,664	7,233,400
Hanesbrands, Inc. *	799,385	4,316,679
Hasbro, Inc.	77,911	3,918,144
KB Home	66,867	4,441,975
Leggett & Platt, Inc.	126,554	2,584,233
Lennar Corp., Class A	174,223	27,616,088
Lululemon Athletica, Inc. *	14,612	6,825,119
MDC Holdings, Inc.	57,565	3,609,326
Meritage Homes Corp.	28,909	4,557,793
Mohawk Industries, Inc. *	77,274	9,166,242
Newell Brands, Inc.	487,210	3,654,075
NIKE, Inc., Class B	305,581	31,759,033
NVR, Inc. *	1,367	10,424,154
Polaris, Inc.	37,478	3,474,585
PulteGroup, Inc.	168,075	18,215,968
PVH Corp.	71,334	9,749,218
Ralph Lauren Corp.	28,245	5,251,310
Skechers USA, Inc., Class A *	58,633	3,624,106
Tapestry, Inc.	128,508	6,107,985
Taylor Morrison Home Corp. *	87,589	4,958,413
Tempur Sealy International, Inc.	64,160	3,494,795
Toll Brothers, Inc.	68,929	7,902,021
Tri Pointe Homes, Inc. *	121,939	4,314,202
VF Corp.	447,152	7,306,464
Whirlpool Corp.	93,538	10,045,046
		246,437,730

Consumer Services 1.6%
Aramark	128,996	3,912,449
Booking Holdings, Inc. *	9,045	31,375,567
Carnival Corp. *	551,566	8,747,837
Chipotle Mexican Grill, Inc. *	2,210	5,942,182
Darden Restaurants, Inc.	42,391	7,236,568
Domino's Pizza, Inc.	15,836	7,100,071
Expedia Group, Inc. *	31,458	4,304,083
H&R Block, Inc.	70,537	3,452,786
See financial notes
46Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hilton Worldwide Holdings, Inc.	45,414	9,278,988
Las Vegas Sands Corp.	130,896	7,136,450
Marriott International, Inc., Class A	58,618	14,646,880
McDonald's Corp.	180,119	52,645,181
MGM Resorts International *	200,407	8,673,615
Penn Entertainment, Inc. *	102,410	1,874,103
Royal Caribbean Cruises Ltd. *	40,587	5,006,406
Service Corp. International	49,951	3,655,914
Starbucks Corp.	370,604	35,170,320
Travel & Leisure Co.	68,884	3,078,426
Vail Resorts, Inc.	11,089	2,553,907
Wynn Resorts Ltd.	25,008	2,630,842
Yum! Brands, Inc.	94,348	13,059,650
		231,482,225

Consumer Staples Distribution & Retail 3.5%
BJ's Wholesale Club Holdings, Inc. *	35,555	2,596,937
Casey's General Stores, Inc.	23,270	7,085,482
Costco Wholesale Corp.	136,909	101,845,236
Dollar General Corp.	126,048	18,316,035
Dollar Tree, Inc. *	90,385	13,257,672
Kroger Co.	842,870	41,814,781
Performance Food Group Co. *	101,198	7,768,970
SpartanNash Co.	124,932	2,632,317
Sprouts Farmers Market, Inc. *	85,366	5,330,253
Sysco Corp.	208,614	16,891,476
Target Corp.	383,192	58,597,721
U.S. Foods Holding Corp. *	196,111	9,960,478
United Natural Foods, Inc. *	160,302	2,502,314
Walgreens Boots Alliance, Inc.	1,890,373	40,189,330
Walmart, Inc.	3,012,826	176,581,732
		505,370,734

Energy 6.4%
Antero Resources Corp. *	111,917	2,876,267
APA Corp.	146,925	4,376,896
Baker Hughes Co.	707,946	20,948,122
Cheniere Energy, Inc.	35,998	5,586,890
Chevron Corp.	1,090,525	165,770,705
CNX Resources Corp. *	135,477	2,838,243
ConocoPhillips	531,543	59,819,849
Delek U.S. Holdings, Inc.	92,762	2,366,359
Devon Energy Corp.	216,409	9,534,981
Diamondback Energy, Inc.	30,315	5,533,094
EOG Resources, Inc.	224,178	25,659,414
Equitrans Midstream Corp.	323,863	3,462,095
Exxon Mobil Corp.	2,265,338	236,773,128
Halliburton Co.	310,382	10,885,097
Helmerich & Payne, Inc.	70,895	2,721,659
Hess Corp.	42,436	6,185,047
HF Sinclair Corp.	141,660	7,862,130
Kinder Morgan, Inc.	1,369,987	23,824,074
Marathon Oil Corp.	396,238	9,608,771
Marathon Petroleum Corp.	359,733	60,877,616
Murphy Oil Corp.	78,682	3,121,315
NOV, Inc.	201,057	3,397,863
Occidental Petroleum Corp.	304,866	18,477,928
ONEOK, Inc.	213,347	16,026,627
Ovintiv, Inc.	152,072	7,513,878
PBF Energy, Inc., Class A	84,865	3,963,195
Peabody Energy Corp.	120,631	2,988,030
Phillips 66	463,441	66,044,977
Pioneer Natural Resources Co.	60,985	14,343,062
Schlumberger NV	411,051	19,866,095
Southwestern Energy Co. *	429,975	2,996,926
Targa Resources Corp.	68,193	6,699,280
SECURITY	NUMBER OF SHARES	VALUE ($)
TechnipFMC PLC	156,705	3,398,931
Valero Energy Corp.	409,745	57,962,528
Williams Cos., Inc.	504,446	18,129,789
World Kinect Corp.	494,465	12,045,167
		924,486,028

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	34,385	4,288,841
American Tower Corp.	84,407	16,785,176
AvalonBay Communities, Inc.	36,746	6,505,144
Boston Properties, Inc.	104,035	6,733,145
Brixmor Property Group, Inc.	140,516	3,177,067
Camden Property Trust	27,073	2,557,857
Crown Castle, Inc.	125,314	13,777,021
Digital Realty Trust, Inc.	79,686	11,698,702
Equinix, Inc.	14,375	12,776,787
Equity Residential	115,698	6,966,177
Essex Property Trust, Inc.	18,109	4,190,423
Extra Space Storage, Inc.	36,724	5,176,982
Gaming & Leisure Properties, Inc.	58,791	2,673,815
Healthpeak Properties, Inc.	272,831	4,569,919
Host Hotels & Resorts, Inc.	357,261	7,409,593
Invitation Homes, Inc.	112,595	3,836,112
Iron Mountain, Inc.	110,250	8,670,060
Kimco Realty Corp.	200,551	3,962,888
Lamar Advertising Co., Class A	29,675	3,280,571
Medical Properties Trust, Inc. (a)	385,619	1,623,456
Mid-America Apartment Communities, Inc.	30,679	3,855,737
NET Lease Office Properties	2,561	62,463
Omega Healthcare Investors, Inc.	87,051	2,709,027
Park Hotels & Resorts, Inc.	279,080	4,632,728
Prologis, Inc.	86,224	11,491,072
Public Storage	25,047	7,110,092
Realty Income Corp.	101,309	5,279,212
Regency Centers Corp.	50,490	3,127,856
SBA Communications Corp.	11,086	2,319,524
Service Properties Trust	348,957	2,372,908
Simon Property Group, Inc.	111,153	16,466,205
SL Green Realty Corp. (a)	96,101	4,658,976
Sun Communities, Inc.	24,362	3,258,661
UDR, Inc.	77,717	2,758,954
Ventas, Inc.	211,450	8,942,220
VICI Properties, Inc.	82,857	2,479,910
Vornado Realty Trust	217,836	5,729,087
Welltower, Inc.	140,688	12,965,806
Weyerhaeuser Co.	405,988	13,957,867
WP Carey, Inc.	45,048	2,537,554
		247,375,595

Financial Services 8.5%
Affiliated Managers Group, Inc.	30,706	4,799,655
AGNC Investment Corp. (a)	309,086	2,954,862
Ally Financial, Inc.	511,735	18,929,078
American Express Co.	248,721	54,574,362
Ameriprise Financial, Inc.	45,763	18,642,016
Annaly Capital Management, Inc.	195,563	3,733,298
Apollo Global Management, Inc.	65,100	7,278,180
Bank of New York Mellon Corp.	611,907	34,321,864
Berkshire Hathaway, Inc., Class B *	856,344	350,587,233
BlackRock, Inc.	45,024	36,529,772
Blackstone, Inc.	127,435	16,288,742
Bread Financial Holdings, Inc.	171,213	6,554,034
Capital One Financial Corp.	455,257	62,647,916
Carlyle Group, Inc.	99,119	4,544,606
Cboe Global Markets, Inc.	17,658	3,390,336
See financial notes
Schwab Fundamental Index ETFs | Annual Report47

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Charles Schwab Corp. (b)	233,605	15,600,142
Chimera Investment Corp.	447,453	1,950,895
CME Group, Inc.	57,160	12,595,206
Coinbase Global, Inc., Class A *	34,268	6,975,594
Discover Financial Services	257,111	31,033,298
Equitable Holdings, Inc.	179,051	6,130,706
Evercore, Inc., Class A	29,134	5,450,389
Fidelity National Information Services, Inc.	287,874	19,918,002
Fiserv, Inc. *	95,403	14,240,806
FleetCor Technologies, Inc. *	26,738	7,467,121
Franklin Resources, Inc.	289,731	7,953,116
Global Payments, Inc.	95,989	12,449,773
Goldman Sachs Group, Inc.	190,734	74,205,063
Intercontinental Exchange, Inc.	130,341	18,041,801
Invesco Ltd.	372,077	5,733,706
Jack Henry & Associates, Inc.	19,660	3,416,318
Janus Henderson Group PLC	123,644	3,852,747
Jefferies Financial Group, Inc.	152,960	6,396,787
KKR & Co., Inc.	170,295	16,733,187
Lazard, Inc., Class A	79,159	3,050,788
LPL Financial Holdings, Inc.	18,866	5,054,013
Mastercard, Inc., Class A	92,003	43,679,344
MGIC Investment Corp.	168,561	3,352,678
Moody's Corp.	25,540	9,690,387
Morgan Stanley	513,174	44,153,491
MSCI, Inc.	7,066	3,963,814
Nasdaq, Inc.	67,842	3,812,720
Navient Corp.	204,460	3,324,520
NCR Atleos Corp. *	56,803	1,236,033
Northern Trust Corp.	115,977	9,525,191
OneMain Holdings, Inc.	171,660	8,107,502
PayPal Holdings, Inc. *	359,618	21,699,350
Radian Group, Inc.	95,413	2,780,335
Raymond James Financial, Inc.	52,026	6,259,768
Rithm Capital Corp.	367,623	3,985,033
S&P Global, Inc.	38,473	16,481,064
SEI Investments Co.	52,864	3,555,104
SLM Corp.	285,074	5,938,091
Starwood Property Trust, Inc.	154,101	3,142,119
State Street Corp.	168,011	12,387,451
Synchrony Financial	971,091	40,106,058
T Rowe Price Group, Inc.	160,502	18,192,902
Visa, Inc., Class A	192,056	54,282,708
Voya Financial, Inc.	57,699	3,944,304
Western Union Co.	470,731	6,312,503
		1,233,937,882

Food, Beverage & Tobacco 3.1%
Altria Group, Inc.	1,085,835	44,421,510
Archer-Daniels-Midland Co.	458,329	24,341,853
Bunge Global SA	138,980	13,115,543
Campbell Soup Co.	101,246	4,317,129
Coca-Cola Co.	913,304	54,816,506
Coca-Cola Europacific Partners PLC	85,057	5,837,462
Conagra Brands, Inc.	285,394	8,013,863
Constellation Brands, Inc., Class A	45,010	11,185,885
Darling Ingredients, Inc. *	63,048	2,667,561
Flowers Foods, Inc.	113,455	2,543,661
General Mills, Inc.	246,555	15,823,900
Hershey Co.	27,853	5,234,136
Hormel Foods Corp.	141,731	5,005,939
Ingredion, Inc.	54,695	6,433,773
J M Smucker Co.	71,086	8,542,405
Kellanova	128,415	7,082,087
Keurig Dr Pepper, Inc.	315,112	9,425,000
Kraft Heinz Co.	429,696	15,159,675
SECURITY	NUMBER OF SHARES	VALUE ($)
Lamb Weston Holdings, Inc.	27,390	2,799,532
McCormick & Co., Inc. - Non Voting Shares	64,485	4,440,437
Molson Coors Beverage Co., Class B	135,906	8,483,252
Mondelez International, Inc., Class A	469,266	34,289,267
Monster Beverage Corp. *	114,058	6,740,828
PepsiCo, Inc.	376,604	62,267,705
Philip Morris International, Inc.	607,507	54,651,330
Post Holdings, Inc. *	31,115	3,240,938
Tyson Foods, Inc., Class A	473,836	25,700,865
WK Kellogg Co.	34,914	511,141
		447,093,183

Health Care Equipment & Services 5.8%
Abbott Laboratories	408,578	48,473,694
Align Technology, Inc. *	13,092	3,959,283
Baxter International, Inc.	338,922	13,868,688
Becton Dickinson & Co.	66,970	15,774,783
Boston Scientific Corp. *	187,448	12,410,932
Cardinal Health, Inc.	116,619	13,058,996
Cencora, Inc.	17,366	4,091,430
Centene Corp. *	493,736	38,723,714
Chemed Corp.	4,805	3,008,555
Cigna Group	222,937	74,938,043
Cooper Cos., Inc.	37,220	3,483,792
CVS Health Corp.	1,539,296	114,477,443
DaVita, Inc. *	77,641	9,858,078
DENTSPLY SIRONA, Inc.	101,422	3,314,471
Edwards Lifesciences Corp. *	69,040	5,859,425
Elevance Health, Inc.	139,812	70,080,765
Encompass Health Corp.	43,574	3,241,906
HCA Healthcare, Inc.	98,849	30,811,233
Henry Schein, Inc. *	85,929	6,570,991
Hologic, Inc. *	73,540	5,427,252
Humana, Inc.	78,830	27,615,726
IDEXX Laboratories, Inc. *	7,441	4,280,286
Intuitive Surgical, Inc. *	29,601	11,414,146
Laboratory Corp. of America Holdings	55,770	12,036,839
McKesson Corp.	30,923	16,123,561
Medtronic PLC	625,885	52,173,774
Molina Healthcare, Inc. *	21,333	8,403,282
Owens & Minor, Inc. *	129,594	3,153,022
Patterson Cos., Inc.	82,566	2,236,713
Quest Diagnostics, Inc.	67,618	8,444,812
ResMed, Inc.	21,947	3,812,633
STERIS PLC	19,751	4,600,205
Stryker Corp.	55,979	19,540,589
Teleflex, Inc.	12,601	2,807,377
Tenet Healthcare Corp. *	89,112	8,287,416
UnitedHealth Group, Inc.	308,069	152,062,858
Universal Health Services, Inc., Class B	72,978	12,191,705
Zimmer Biomet Holdings, Inc.	64,505	8,021,842
		838,640,260

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	66,498	6,657,780
Clorox Co.	35,113	5,383,174
Colgate-Palmolive Co.	251,987	21,801,915
Estee Lauder Cos., Inc., Class A	53,442	7,940,412
Kimberly-Clark Corp.	124,783	15,119,956
Procter & Gamble Co.	753,333	119,734,747
		176,637,984

See financial notes
48Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 3.7%
Aflac, Inc.	333,220	26,904,183
Allstate Corp.	271,144	43,252,891
American Financial Group, Inc.	48,092	6,139,906
American International Group, Inc.	616,608	44,944,557
Aon PLC, Class A	52,464	16,578,099
Arch Capital Group Ltd. *	88,911	7,787,715
Arthur J Gallagher & Co.	27,858	6,795,402
Assurant, Inc.	23,852	4,327,945
Assured Guaranty Ltd.	49,737	4,555,909
Brown & Brown, Inc.	43,035	3,623,977
Chubb Ltd.	166,265	41,843,913
Cincinnati Financial Corp.	81,155	9,251,670
CNO Financial Group, Inc.	193,096	5,153,732
Everest Group Ltd.	13,900	5,127,432
Fidelity National Financial, Inc.	182,524	9,232,064
First American Financial Corp.	96,532	5,638,434
Genworth Financial, Inc., Class A *	700,103	4,305,633
Globe Life, Inc.	42,419	5,384,244
Hanover Insurance Group, Inc.	26,380	3,468,179
Hartford Financial Services Group, Inc.	220,863	21,167,510
Kemper Corp.	56,987	3,267,065
Lincoln National Corp.	319,560	8,800,682
Loews Corp.	109,390	8,218,471
Markel Group, Inc. *	4,608	6,877,348
Marsh & McLennan Cos., Inc.	99,433	20,112,313
MetLife, Inc.	542,214	37,814,004
Old Republic International Corp.	217,535	6,299,814
Primerica, Inc.	14,891	3,652,167
Principal Financial Group, Inc.	139,148	11,251,507
Progressive Corp.	181,271	34,361,731
Prudential Financial, Inc.	342,599	37,339,865
Reinsurance Group of America, Inc.	35,050	6,198,593
RenaissanceRe Holdings Ltd.	13,231	2,974,593
Travelers Cos., Inc.	207,440	45,835,942
Unum Group	148,600	7,348,270
W R Berkley Corp.	67,454	5,639,154
Willis Towers Watson PLC	36,166	9,859,213
		531,334,127

Materials 3.5%
Air Products & Chemicals, Inc.	55,387	12,962,773
Albemarle Corp.	22,147	3,052,964
Alcoa Corp.	195,658	5,323,854
AptarGroup, Inc.	23,252	3,265,976
Avery Dennison Corp.	29,883	6,470,566
Axalta Coating Systems Ltd. *	102,769	3,363,629
Ball Corp.	154,293	9,877,838
Berry Global Group, Inc.	84,217	4,902,272
Celanese Corp.	82,612	12,554,546
CF Industries Holdings, Inc.	89,961	7,261,652
Chemours Co.	142,083	2,794,773
Cleveland-Cliffs, Inc. *	266,968	5,552,934
Commercial Metals Co.	73,015	3,942,810
Corteva, Inc.	214,235	11,465,857
Crown Holdings, Inc.	57,506	4,406,110
Dow, Inc.	524,835	29,327,780
DuPont de Nemours, Inc.	315,759	21,847,365
Eagle Materials, Inc.	15,546	3,941,688
Eastman Chemical Co.	124,608	10,933,106
Ecolab, Inc.	62,801	14,120,177
FMC Corp.	50,104	2,825,365
Freeport-McMoRan, Inc.	479,997	18,148,687
Graphic Packaging Holding Co.	169,034	4,386,432
Huntsman Corp.	203,999	5,222,374
SECURITY	NUMBER OF SHARES	VALUE ($)
International Flavors & Fragrances, Inc.	85,578	6,461,139
International Paper Co.	473,885	16,756,574
Knife River Corp. *	28,809	2,134,459
Linde PLC	116,350	52,220,207
Louisiana-Pacific Corp.	59,501	4,401,289
LyondellBasell Industries NV, Class A	236,438	23,710,003
Martin Marietta Materials, Inc.	13,906	8,033,635
Mosaic Co.	212,370	6,617,449
Newmont Corp.	591,781	18,493,156
Nucor Corp.	175,120	33,675,576
O-I Glass, Inc. *	159,819	2,704,137
Olin Corp.	80,636	4,338,217
Packaging Corp. of America	51,951	9,413,002
PPG Industries, Inc.	100,972	14,297,635
Reliance, Inc.	41,836	13,438,560
RPM International, Inc.	46,718	5,388,921
Sealed Air Corp.	110,558	3,855,157
Sherwin-Williams Co.	39,064	12,970,420
Sonoco Products Co.	71,294	4,040,944
Steel Dynamics, Inc.	111,926	14,977,937
U.S. Steel Corp.	335,239	15,870,214
Vulcan Materials Co.	28,668	7,621,388
Warrior Met Coal, Inc.	65,133	3,710,627
Westrock Co.	409,926	18,565,549
		511,647,723

Media & Entertainment 7.0%
Alphabet, Inc., Class A *	1,253,050	173,497,303
Alphabet, Inc., Class C *	1,116,086	156,006,501
Charter Communications, Inc., Class A *	127,948	37,607,756
Comcast Corp., Class A	2,814,673	120,608,738
Electronic Arts, Inc.	88,031	12,278,564
Fox Corp., Class A	312,329	9,304,281
Interpublic Group of Cos., Inc.	170,360	5,349,304
Liberty Media Corp.-Liberty Live, Class C *	78,310	3,118,304
Liberty Media Corp.-Liberty SiriusXM, Class C *	290,095	8,406,953
Meta Platforms, Inc., Class A	711,590	348,771,607
Netflix, Inc. *	34,400	20,740,448
News Corp., Class A	249,513	6,706,909
Nexstar Media Group, Inc.	25,662	4,264,254
Omnicom Group, Inc.	123,602	10,925,181
Paramount Global, Class B	1,170,455	12,921,823
Take-Two Interactive Software, Inc. *	25,092	3,686,768
TEGNA, Inc.	169,681	2,377,231
Walt Disney Co.	650,322	72,562,929
Warner Bros Discovery, Inc. *	935,922	8,226,754
		1,017,361,608

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	459,089	80,822,618
Agilent Technologies, Inc.	63,055	8,661,235
Amgen, Inc.	241,650	66,171,019
Avantor, Inc. *	121,587	2,995,904
Biogen, Inc. *	73,127	15,867,828
Bristol-Myers Squibb Co.	848,223	43,047,317
Catalent, Inc. *	54,163	3,105,706
Danaher Corp.	89,493	22,654,258
Eli Lilly & Co.	54,258	40,893,169
Fortrea Holdings, Inc. *	52,652	1,976,556
Gilead Sciences, Inc.	596,285	42,992,149
ICON PLC, ADR *	11,718	3,757,025
Illumina, Inc. *	31,588	4,416,950
See financial notes
Schwab Fundamental Index ETFs | Annual Report49

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
IQVIA Holdings, Inc. *	55,378	13,687,226
Jazz Pharmaceuticals PLC *	22,802	2,711,158
Johnson & Johnson	889,749	143,587,694
Merck & Co., Inc.	690,696	87,821,996
Mettler-Toledo International, Inc. *	3,702	4,617,208
Moderna, Inc. *	48,949	4,515,056
Organon & Co.	521,192	9,073,953
Perrigo Co. PLC	136,692	3,589,532
Pfizer, Inc.	3,121,552	82,908,421
Regeneron Pharmaceuticals, Inc. *	21,010	20,297,551
Revvity, Inc.	32,556	3,567,812
Thermo Fisher Scientific, Inc.	67,362	38,408,465
United Therapeutics Corp. *	10,254	2,313,713
Vertex Pharmaceuticals, Inc. *	23,609	9,933,251
Viatris, Inc.	1,214,945	15,028,870
Waters Corp. *	18,085	6,102,241
West Pharmaceutical Services, Inc.	7,750	2,777,290
Zoetis, Inc.	61,306	12,158,819
		800,461,990

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	505,782	3,171,253
CBRE Group, Inc., Class A *	153,226	14,079,937
DigitalBridge Group, Inc.	210,567	3,868,116
Jones Lang LaSalle, Inc. *	54,576	10,382,538
		31,501,844

Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc. *	94,698	18,232,206
Analog Devices, Inc.	79,968	15,339,462
Applied Materials, Inc.	238,236	48,033,142
Broadcom, Inc.	76,660	99,695,563
First Solar, Inc. *	16,310	2,509,946
Intel Corp.	5,003,439	215,398,049
KLA Corp.	21,260	14,505,698
Lam Research Corp.	36,303	34,061,290
Marvell Technology, Inc.	81,189	5,818,004
Microchip Technology, Inc.	94,829	7,978,912
Micron Technology, Inc.	699,543	63,385,591
MKS Instruments, Inc.	27,821	3,415,306
NVIDIA Corp.	68,699	54,349,153
NXP Semiconductors NV	70,814	17,684,380
ON Semiconductor Corp. *	67,795	5,350,381
Qorvo, Inc. *	69,987	8,017,011
QUALCOMM, Inc.	449,179	70,875,955
Skyworks Solutions, Inc.	68,051	7,139,911
Teradyne, Inc.	54,673	5,663,576
Texas Instruments, Inc.	261,497	43,756,293
		741,209,829

Software & Services 5.4%
Accenture PLC, Class A	144,851	54,287,258
Adobe, Inc. *	56,116	31,440,672
Akamai Technologies, Inc. *	54,065	5,996,890
Amdocs Ltd.	65,055	5,933,016
ANSYS, Inc. *	9,054	3,025,575
Autodesk, Inc. *	16,718	4,316,086
Cadence Design Systems, Inc. *	17,720	5,393,614
Check Point Software Technologies Ltd. *	33,536	5,379,845
Cognizant Technology Solutions Corp., Class A	364,607	28,811,245
DXC Technology Co. *	329,822	7,209,909
Fortinet, Inc. *	45,629	3,153,420
Gartner, Inc. *	9,964	4,638,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Gen Digital, Inc.	216,147	4,644,999
International Business Machines Corp.	495,586	91,698,277
Intuit, Inc.	26,694	17,695,186
Kyndryl Holdings, Inc. *	410,032	9,008,403
Microsoft Corp.	977,123	404,177,158
NCR Voyix Corp. *	113,613	1,659,886
Oracle Corp.	467,129	52,168,967
Palo Alto Networks, Inc. *	17,107	5,312,579
Roper Technologies, Inc.	14,855	8,091,964
Salesforce, Inc. *	76,721	23,692,979
Synopsys, Inc. *	9,650	5,536,494
VeriSign, Inc. *	12,331	2,408,121
		785,681,383

Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	113,893	12,441,671
Apple, Inc.	3,091,701	558,824,956
Arista Networks, Inc. *	17,706	4,914,123
Arrow Electronics, Inc. *	95,510	11,222,425
Avnet, Inc.	223,197	10,398,748
CDW Corp.	40,771	10,038,228
Ciena Corp. *	71,641	4,082,104
Cisco Systems, Inc.	2,236,300	108,169,831
Corning, Inc.	496,456	16,005,741
F5, Inc. *	24,210	4,532,596
Flex Ltd. *	313,392	8,821,985
Hewlett Packard Enterprise Co.	1,639,624	24,971,474
HP, Inc.	899,438	25,481,079
Insight Enterprises, Inc. *	19,660	3,696,080
Jabil, Inc.	77,798	11,209,914
Juniper Networks, Inc.	238,569	8,834,210
Keysight Technologies, Inc. *	27,166	4,191,714
Motorola Solutions, Inc.	23,716	7,835,529
NetApp, Inc.	119,147	10,618,381
Sanmina Corp. *	74,261	4,693,295
Seagate Technology Holdings PLC	164,489	15,305,701
TD SYNNEX Corp.	25,943	2,695,478
TE Connectivity Ltd.	110,569	15,873,286
Teledyne Technologies, Inc. *	7,520	3,213,070
Trimble, Inc. *	69,044	4,224,802
Vishay Intertechnology, Inc.	102,409	2,227,396
Western Digital Corp. *	377,727	22,463,425
Xerox Holdings Corp.	366,939	6,843,412
Zebra Technologies Corp., Class A *	14,756	4,124,007
		927,954,661

Telecommunication Services 2.9%
AT&T, Inc.	9,904,816	167,688,535
Liberty Global Ltd., Class C *	698,426	12,955,802
Lumen Technologies, Inc. *	11,595,307	18,784,397
Telephone & Data Systems, Inc.	322,406	4,932,812
T-Mobile U.S., Inc.	176,511	28,824,246
Verizon Communications, Inc.	4,695,545	187,915,711
		421,101,503

Transportation 2.0%
Avis Budget Group, Inc.	23,782	2,569,407
CH Robinson Worldwide, Inc.	97,979	7,258,284
CSX Corp.	991,665	37,623,770
Delta Air Lines, Inc.	79,886	3,376,781
Expeditors International of Washington, Inc.	77,027	9,212,429
FedEx Corp.	174,600	43,470,162
GXO Logistics, Inc. *	50,511	2,614,450
See financial notes
50Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
JB Hunt Transport Services, Inc.	34,646	7,147,816
Knight-Swift Transportation Holdings, Inc.	97,431	5,489,263
Landstar System, Inc.	18,855	3,586,221
Norfolk Southern Corp.	124,372	31,513,378
Old Dominion Freight Line, Inc.	17,113	7,572,160
Ryder System, Inc.	71,575	8,166,708
Southwest Airlines Co.	121,267	4,155,820
Uber Technologies, Inc. *	94,802	7,536,759
Union Pacific Corp.	261,928	66,448,515
United Airlines Holdings, Inc. *	55,268	2,514,141
United Parcel Service, Inc., Class B	238,912	35,421,093
Werner Enterprises, Inc.	64,238	2,578,513
ZIM Integrated Shipping Services Ltd. (a)	327,286	3,897,976
		292,153,646

Utilities 3.1%
AES Corp.	496,533	7,547,302
Alliant Energy Corp.	104,634	4,996,273
Ameren Corp.	110,251	7,848,769
American Electric Power Co., Inc.	264,952	22,571,261
American Water Works Co., Inc.	45,654	5,411,825
Atmos Energy Corp.	41,917	4,732,848
Black Hills Corp.	41,930	2,181,618
CenterPoint Energy, Inc.	307,759	8,463,372
CMS Energy Corp.	137,744	7,902,373
Consolidated Edison, Inc.	191,365	16,688,942
Constellation Energy Corp.	93,974	15,829,920
Dominion Energy, Inc.	488,955	23,386,718
DTE Energy Co.	101,222	10,967,404
Duke Energy Corp.	439,038	40,316,860
Edison International	189,850	12,913,597
Entergy Corp.	127,716	12,972,114
Evergy, Inc.	171,766	8,509,288
Eversource Energy	176,610	10,367,007
Exelon Corp.	642,765	23,036,698
FirstEnergy Corp.	353,391	12,937,644
National Fuel Gas Co.	47,604	2,320,219
NextEra Energy, Inc.	497,759	27,471,319
NiSource, Inc.	199,842	5,207,882
NRG Energy, Inc.	232,525	12,863,283
OGE Energy Corp.	110,658	3,641,755
PG&E Corp.	199,094	3,322,879
Pinnacle West Capital Corp.	74,642	5,100,288
Portland General Electric Co.	54,229	2,178,379
PPL Corp.	554,394	14,619,370
Public Service Enterprise Group, Inc.	214,947	13,412,693
SECURITY	NUMBER OF SHARES	VALUE ($)
Sempra	214,519	15,145,041
Southern Co.	490,222	32,967,429
Southwest Gas Holdings, Inc.	45,011	3,067,500
UGI Corp.	248,539	6,084,235
Vistra Corp.	294,961	16,087,173
WEC Energy Group, Inc.	126,933	9,962,971
Xcel Energy, Inc.	250,631	13,205,747
		446,239,996
Total Common Stocks (Cost $11,925,897,803)		14,483,045,661

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	9,580,629	9,580,629
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	10,209,655	10,209,655
		19,790,284
Total Short-Term Investments (Cost $19,790,284)		19,790,284
Total Investments in Securities (Cost $11,945,688,087)		14,502,835,945

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/15/24	103	26,284,313	436,213

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,009,307.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 29, 2024:
SECURITY	VALUE AT 2/28/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/29/24	BALANCE OF SHARES HELD AT 2/29/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$10,378,944	$6,549,850	($403,612 )	($149,577 )	($775,463 )	$15,600,142	233,605	$183,498
See financial notes
Schwab Fundamental Index ETFs | Annual Report51

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$14,483,045,661	$—	$—	$14,483,045,661
Short-Term Investments[1]	19,790,284	—	—	19,790,284
Futures Contracts[2]	436,213	—	—	436,213
Total	$14,503,272,158	$—	$—	$14,503,272,158

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
52Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Statement of Assets and Liabilities

As of February 29, 2024
Assets
Investments in securities, at value - affiliated (cost $13,805,146)		$15,600,142
Investments in securities, at value - unaffiliated (cost $11,931,882,941) including securities on loan of $10,009,307		14,487,235,803
Deposit with broker for futures contracts		1,534,000
Receivables:
Dividends		30,171,961
Fund shares sold		22,561,774
Variation margin on future contracts		114,283
Income from securities on loan		27,277
Foreign tax reclaims	+	18,319
Total assets		14,557,263,559

Liabilities
Collateral held for securities on loan		10,209,655
Payables:
Investments bought		36,039,043
Management fees	+	2,802,253
Total liabilities		49,050,951
Net assets		$14,508,212,608

Net Assets by Source
Capital received from investors		$12,535,836,749
Total distributable earnings	+	1,972,375,859
Net assets		$14,508,212,608

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,508,212,608		224,500,000		$64.62

See financial notes
Schwab Fundamental Index ETFs | Annual Report53

Schwab Fundamental U.S. Large Company Index ETF
Statement of Operations

For the period March 1, 2023 through February 29, 2024
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $124,657)		$271,188,522
Dividends received from securities - affiliated		183,498
Interest received from securities - unaffiliated		76,882
Securities on loan, net	+	298,381
Total investment income		271,747,283

Expenses
Management fees		29,590,435
Total expenses	–	29,590,435
Net investment income		242,156,848

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(168,871)
Net realized losses on sales of securities - unaffiliated		(135,745,765)
Net realized gains on sales of in-kind redemptions - affiliated		19,294
Net realized gains on sales of in-kind redemptions - unaffiliated		305,093,589
Net realized gains on futures contracts	+	3,820,430
Net realized gains		173,018,677
Net change in unrealized appreciation (depreciation) on securities - affiliated		(775,463)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		1,881,199,360
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,108,702
Net change in unrealized appreciation (depreciation)	+	1,881,532,599
Net realized and unrealized gains		2,054,551,276
Increase in net assets resulting from operations		$2,296,708,124
See financial notes
54Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/23-2/29/24		3/1/22-2/28/23
Net investment income		$242,156,848	$203,631,425
Net realized gains		173,018,677	644,351,654
Net change in unrealized appreciation (depreciation)	+	1,881,532,599	(1,075,988,071)
Increase (decrease) in net assets resulting from operations		$2,296,708,124	($228,004,992 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($228,247,615 )	($197,038,665 )

TRANSACTIONS IN FUND SHARES
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		45,650,000	$2,651,107,570	62,950,000	$3,448,739,625
Shares redeemed	+	(10,050,000)	(584,267,432)	(47,600,000)	(2,540,233,753)
Net transactions in fund shares		35,600,000	$2,066,840,138	15,350,000	$908,505,872

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		188,900,000	$10,372,911,961	173,550,000	$9,889,449,746
Total increase	+	35,600,000	4,135,300,647	15,350,000	483,462,215
End of period		224,500,000	$14,508,212,608	188,900,000	$10,372,911,961
See financial notes
Schwab Fundamental Index ETFs | Annual Report55

Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$51.18	$53.02	$48.75	$34.73	$38.08
Income (loss) from investment operations:
Net investment income (loss)[1]	0.74	0.75	0.65	0.49	0.55
Net realized and unrealized gains (losses)	4.11	(1.95)	4.26	14.09	(3.34)
Total from investment operations	4.85	(1.20)	4.91	14.58	(2.79)
Less distributions:
Distributions from net investment income	(0.76)	(0.64)	(0.64)	(0.56)	(0.56)
Net asset value at end of period	$55.27	$51.18	$53.02	$48.75	$34.73
Total return	9.66%	(2.13%)	10.06%	42.73%	(7.46%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%[2]	0.25%	0.25%	0.25%
Net investment income (loss)	1.48%	1.54%	1.21%	1.40%	1.43%
Portfolio turnover rate[3]	21%	24%	25%	24%	26%
Net assets, end of period (x 1,000,000)	$7,958	$6,433	$4,843	$4,086	$3,425

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
56Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 29, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	1,511,282	10,458,071
Cooper-Standard Holdings, Inc. *	465,302	6,542,146
Dorman Products, Inc. *	85,514	8,057,129
Fox Factory Holding Corp. *	57,857	2,926,986
Gentherm, Inc. *	123,147	7,002,138
LCI Industries	115,348	14,531,541
Modine Manufacturing Co. *	182,538	16,375,484
Patrick Industries, Inc.	116,138	13,929,592
Standard Motor Products, Inc.	169,981	5,398,597
Stoneridge, Inc. *	188,975	3,320,291
Visteon Corp. *	70,500	7,974,960
Winnebago Industries, Inc.	174,880	12,544,142
		109,061,077

Banks 7.9%
1st Source Corp.	55,058	2,740,787
Ameris Bancorp	155,986	7,226,831
Associated Banc-Corp.	704,460	14,680,946
Axos Financial, Inc. *	131,027	6,829,127
BancFirst Corp.	29,799	2,614,564
Bank of Hawaii Corp.	156,973	9,462,332
Bank of NT Butterfield & Son Ltd.	206,246	6,164,693
Bank OZK	325,814	14,270,653
BankUnited, Inc.	594,925	15,955,889
Banner Corp.	137,263	6,017,610
BOK Financial Corp.	88,841	7,552,373
Brookline Bancorp, Inc.	301,769	2,948,283
Cadence Bank	484,536	13,411,957
Capitol Federal Financial, Inc.	747,550	4,328,315
Cathay General Bancorp	258,287	10,086,107
Central Pacific Financial Corp.	156,726	2,924,507
City Holding Co.	30,807	3,095,487
Columbia Banking System, Inc.	719,859	13,029,448
Commerce Bancshares, Inc.	248,100	12,911,124
Community Bank System, Inc.	130,773	5,924,017
ConnectOne Bancorp, Inc.	126,524	2,503,910
Cullen/Frost Bankers, Inc.	126,992	13,779,902
Customers Bancorp, Inc. *	113,091	6,141,972
CVB Financial Corp.	384,410	6,542,658
Eagle Bancorp, Inc.	179,805	4,282,955
Eastern Bankshares, Inc.	270,236	3,491,449
Enterprise Financial Services Corp.	72,338	2,887,733
First BanCorp	443,565	7,531,734
First Bancorp/Southern Pines NC	76,107	2,596,771
First Busey Corp.	188,997	4,358,271
First Citizens BancShares, Inc., Class A	11,057	17,401,617
First Commonwealth Financial Corp.	292,920	3,816,748
First Financial Bancorp	331,212	7,187,300
First Financial Bankshares, Inc.	171,261	5,298,815
First Hawaiian, Inc.	633,283	13,273,612
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	233,857	6,155,116
First Merchants Corp.	169,111	5,614,485
FNB Corp.	1,175,169	15,676,755
Fulton Financial Corp.	604,638	9,311,425
Glacier Bancorp, Inc.	254,776	9,533,718
Hancock Whitney Corp.	294,962	12,860,343
Hanmi Financial Corp.	142,654	2,155,502
Heartland Financial USA, Inc.	137,654	4,680,236
Heritage Financial Corp.	131,012	2,404,070
Hilltop Holdings, Inc.	269,826	8,332,227
HomeStreet, Inc.	372,758	5,199,974
Hope Bancorp, Inc.	719,667	7,894,747
Independent Bank Corp.	88,066	4,594,403
Independent Bank Group, Inc.	110,250	4,821,233
International Bancshares Corp.	143,393	7,440,663
Kearny Financial Corp.	334,738	2,128,934
Lakeland Bancorp, Inc.	164,769	1,924,502
Lakeland Financial Corp.	47,895	3,050,912
NBT Bancorp, Inc.	122,992	4,229,695
Northwest Bancshares, Inc.	441,877	5,063,910
OceanFirst Financial Corp.	182,128	2,768,346
OFG Bancorp	140,792	5,099,486
Old National Bancorp	593,730	9,754,984
Pacific Premier Bancorp, Inc.	274,031	6,264,349
Park National Corp.	40,083	5,151,066
Pathward Financial, Inc.	72,177	3,669,479
Pinnacle Financial Partners, Inc.	162,489	13,441,090
Premier Financial Corp.	130,930	2,537,423
Prosperity Bancshares, Inc.	222,312	13,874,492
Provident Financial Services, Inc.	278,307	4,196,870
Renasant Corp.	193,251	6,108,664
S&T Bancorp, Inc.	127,437	3,974,760
Sandy Spring Bancorp, Inc.	192,669	4,234,865
Simmons First National Corp., Class A	501,820	9,634,944
Southside Bancshares, Inc.	109,689	3,143,687
SouthState Corp.	140,026	11,767,785
Texas Capital Bancshares, Inc. *	134,300	7,876,695
Tompkins Financial Corp.	47,671	2,295,835
Towne Bank	199,266	5,402,101
TriCo Bancshares	72,176	2,411,400
Trustmark Corp.	283,115	7,604,469
UMB Financial Corp.	123,292	10,061,860
United Bankshares, Inc.	362,751	12,583,832
United Community Banks, Inc.	228,839	5,952,102
Valley National Bancorp	1,299,754	10,644,985
Veritex Holdings, Inc.	166,204	3,262,585
WaFd, Inc.	355,763	9,690,984
Washington Trust Bancorp, Inc.	85,848	2,209,728
Webster Financial Corp.	287,588	13,700,692
WesBanco, Inc.	247,355	7,168,348
Westamerica BanCorp	61,523	2,812,216
Western Alliance Bancorp	246,229	14,214,800
Wintrust Financial Corp.	150,936	14,542,684
WSFS Financial Corp.	118,973	5,043,266
		629,444,219

See financial notes
Schwab Fundamental Index ETFs | Annual Report57

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 12.5%
AAON, Inc.	63,619	5,342,724
AAR Corp. *	162,819	10,873,053
Advanced Drainage Systems, Inc.	65,147	10,634,596
Alamo Group, Inc.	30,431	6,155,887
Albany International Corp., Class A	83,579	7,845,561
American Woodmark Corp. *	134,720	13,504,333
API Group Corp. *	348,476	12,214,084
Apogee Enterprises, Inc.	166,545	9,528,039
Applied Industrial Technologies, Inc.	92,063	17,481,843
Arcosa, Inc.	165,439	13,731,437
Argan, Inc.	68,589	3,214,081
Armstrong World Industries, Inc.	151,852	18,314,870
Astec Industries, Inc.	155,423	6,310,174
Atkore, Inc.	76,707	12,994,166
AZEK Co., Inc. *	150,115	7,222,033
AZZ, Inc.	149,095	10,854,116
Barnes Group, Inc.	305,882	10,687,517
Beacon Roofing Supply, Inc. *	204,371	17,553,425
BWX Technologies, Inc.	201,052	20,272,073
Columbus McKinnon Corp.	111,357	4,651,382
Comfort Systems USA, Inc.	64,287	19,654,464
Construction Partners, Inc., Class A *	90,519	4,352,154
Core & Main, Inc., Class A *	122,513	5,847,545
Crane Co.	110,404	13,420,710
CSW Industrials, Inc.	18,700	4,308,293
DNOW, Inc. *	943,948	13,356,864
Douglas Dynamics, Inc.	89,070	2,235,657
Ducommun, Inc. *	56,400	2,691,408
DXP Enterprises, Inc. *	103,382	3,672,129
Dycom Industries, Inc. *	150,308	19,012,459
Encore Wire Corp.	67,913	16,367,033
Enerpac Tool Group Corp.	114,115	3,846,817
EnerSys	165,250	15,183,170
Enpro, Inc.	54,754	8,531,768
Esab Corp.	129,459	12,831,976
ESCO Technologies, Inc.	52,652	5,364,712
Federal Signal Corp.	125,291	10,262,586
Franklin Electric Co., Inc.	98,349	10,224,362
FTAI Aviation Ltd.	213,974	12,044,596
Gates Industrial Corp. PLC *	546,184	8,039,828
GATX Corp.	139,519	17,696,590
Generac Holdings, Inc. *	129,971	14,623,037
Gibraltar Industries, Inc. *	102,511	7,939,477
GMS, Inc. *	186,111	16,621,573
Gorman-Rupp Co.	107,224	4,002,672
GrafTech International Ltd.	3,285,861	5,783,115
Granite Construction, Inc.	262,121	13,507,095
Great Lakes Dredge & Dock Corp. *	472,922	4,227,923
Greenbrier Cos., Inc.	336,128	17,394,624
Griffon Corp.	149,181	10,651,523
H&E Equipment Services, Inc.	160,354	9,058,397
HEICO Corp.	81,263	15,716,264
Herc Holdings, Inc.	92,282	14,643,308
Hillenbrand, Inc.	240,209	11,421,938
Hillman Solutions Corp. *	489,831	4,770,954
JELD-WEN Holding, Inc. *	1,002,390	18,243,498
John Bean Technologies Corp.	74,395	7,549,605
Kadant, Inc.	19,363	6,531,140
Kaman Corp.	253,759	11,624,700
Kennametal, Inc.	475,705	12,006,794
Kratos Defense & Security Solutions, Inc. *	229,592	4,187,758
Lindsay Corp.	23,297	2,779,565
Manitowoc Co., Inc. *	352,045	4,907,507
Masonite International Corp. *	122,982	16,017,176
McGrath RentCorp	62,642	7,797,676
SECURITY	NUMBER OF SHARES	VALUE ($)
Mercury Systems, Inc. *	109,087	3,258,429
Moog, Inc., Class A	105,430	15,809,228
MRC Global, Inc. *	642,619	7,409,397
Mueller Water Products, Inc., Class A	497,081	7,729,610
MYR Group, Inc. *	59,725	9,702,923
National Presto Industries, Inc.	36,624	2,832,134
PGT Innovations, Inc. *	146,171	6,105,563
Primoris Services Corp.	384,506	15,191,832
Proto Labs, Inc. *	132,963	4,843,842
Quanex Building Products Corp.	190,343	6,582,061
RBC Bearings, Inc. *	23,284	6,352,574
REV Group, Inc.	319,373	6,591,859
Rush Enterprises, Inc., Class A	411,515	20,040,780
Shyft Group, Inc.	220,312	2,271,417
Simpson Manufacturing Co., Inc.	87,545	18,268,891
SiteOne Landscape Supply, Inc. *	76,640	12,912,307
SPX Technologies, Inc. *	61,802	7,242,576
Standex International Corp.	32,152	5,562,296
Sterling Infrastructure, Inc. *	67,620	7,210,997
Stratasys Ltd. *	222,992	2,753,951
Tennant Co.	63,237	7,157,796
Terex Corp.	275,376	15,792,814
Textainer Group Holdings Ltd.	156,228	7,795,777
Titan Machinery, Inc. *	136,871	3,453,255
TPI Composites, Inc. *(a)	538,903	1,503,539
Trex Co., Inc. *	141,927	13,023,222
Trinity Industries, Inc.	499,278	12,671,676
Tutor Perini Corp. *	1,373,335	15,559,886
Valmont Industries, Inc.	55,571	11,777,162
Vertiv Holdings Co.	249,990	16,904,324
Wabash National Corp.	312,281	8,519,026
Watts Water Technologies, Inc., Class A	52,994	10,808,126
WillScot Mobile Mini Holdings Corp. *	171,736	8,200,394
Woodward, Inc.	133,727	18,921,033
Zurn Elkay Water Solutions Corp.	127,319	4,042,378
		995,140,909

Commercial & Professional Services 5.7%
ACCO Brands Corp.	1,395,171	7,785,054
Barrett Business Services, Inc.	27,307	3,331,181
BrightView Holdings, Inc. *	655,819	5,712,184
Brink's Co.	139,412	11,547,496
Casella Waste Systems, Inc., Class A *	42,649	3,842,675
CBIZ, Inc. *	97,333	7,351,562
Cimpress PLC *	108,528	10,636,829
Clarivate PLC *	685,585	4,922,500
Clean Harbors, Inc. *	98,863	18,002,952
Conduent, Inc. *	2,028,677	6,978,649
CoreCivic, Inc. *	1,341,071	20,424,511
CRA International, Inc.	23,260	3,082,880
CSG Systems International, Inc.	112,331	6,128,779
Dayforce, Inc. *	39,206	2,735,011
Deluxe Corp.	594,186	11,533,150
Dun & Bradstreet Holdings, Inc.	702,106	7,400,197
Ennis, Inc.	170,675	3,468,116
Enviri Corp. *	845,012	6,641,794
ExlService Holdings, Inc. *	234,219	7,288,895
Exponent, Inc.	49,651	4,016,269
FTI Consulting, Inc. *	85,284	17,643,554
GEO Group, Inc. *	1,629,541	19,994,468
Healthcare Services Group, Inc. *	825,061	10,527,778
Heidrick & Struggles International, Inc.	94,128	3,200,352
HNI Corp.	335,582	15,037,430
Huron Consulting Group, Inc. *	38,345	3,762,795
ICF International, Inc.	54,537	8,445,055
Insperity, Inc.	65,672	6,684,753
Interface, Inc.	530,763	8,343,594
See financial notes
58Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kelly Services, Inc., Class A	799,161	19,603,419
Kforce, Inc.	101,416	7,062,610
Korn Ferry	241,759	15,390,378
Matthews International Corp., Class A	155,694	4,505,784
MillerKnoll, Inc.	561,288	17,147,349
MSA Safety, Inc.	47,338	8,717,293
NV5 Global, Inc. *	24,949	2,537,563
OPENLANE, Inc. *	695,833	10,625,370
Parsons Corp. *	98,635	7,950,967
Paycom Software, Inc.	25,082	4,574,706
Pitney Bowes, Inc.	2,260,336	9,109,154
Resources Connection, Inc.	252,317	3,489,544
Rollins, Inc.	220,731	9,727,615
SP Plus Corp. *	64,586	3,320,366
Steelcase, Inc., Class A	1,235,242	16,972,225
Stericycle, Inc. *	255,499	13,896,591
Tetra Tech, Inc.	90,733	16,088,776
TriNet Group, Inc. *	86,457	11,067,361
TrueBlue, Inc. *	532,193	6,253,268
TTEC Holdings, Inc.	106,711	1,862,107
UniFirst Corp.	67,245	11,345,577
Verra Mobility Corp. *	175,337	3,790,786
		451,509,272

Consumer Discretionary Distribution & Retail 5.4%
1-800-Flowers.com, Inc., Class A *	304,926	3,177,329
Aaron's Co., Inc.	631,650	4,895,288
Abercrombie & Fitch Co., Class A *	388,048	49,577,012
American Eagle Outfitters, Inc.	1,051,552	24,974,360
America's Car-Mart, Inc. *	31,488	2,120,402
Arko Corp.	381,634	2,492,070
Beyond, Inc. *	368,221	12,346,450
Big 5 Sporting Goods Corp. (a)	499,453	2,397,374
Boot Barn Holdings, Inc. *	62,987	5,826,298
Buckle, Inc.	170,143	6,965,654
Caleres, Inc.	166,710	6,436,673
Camping World Holdings, Inc., Class A	141,427	3,774,687
Children's Place, Inc. *(a)	174,383	3,355,129
Citi Trends, Inc. *	160,073	4,962,263
Conn's, Inc. *	745,105	2,995,322
Container Store Group, Inc. *	962,757	1,328,605
ContextLogic, Inc., Class A *	660,268	4,291,742
Designer Brands, Inc., Class A	581,722	6,142,984
Dillard's, Inc., Class A	24,379	10,110,703
Etsy, Inc. *	133,729	9,587,032
Five Below, Inc. *	48,993	9,831,915
Floor & Decor Holdings, Inc., Class A *	96,779	11,721,872
GameStop Corp., Class A *(a)	879,224	12,546,526
Genesco, Inc. *	199,151	6,356,900
Guess?, Inc.	269,860	6,849,047
Haverty Furniture Cos., Inc.	159,674	5,476,818
Hibbett, Inc.	148,640	12,181,048
Leslie's, Inc. *	306,029	2,417,629
LL Flooring Holdings, Inc. *	765,075	1,637,261
MarineMax, Inc. *	236,996	7,868,267
MercadoLibre, Inc. *	4,966	7,922,260
Monro, Inc.	176,664	5,930,610
National Vision Holdings, Inc. *	292,917	6,854,258
Ollie's Bargain Outlet Holdings, Inc. *	157,842	12,654,193
Petco Health & Wellness Co., Inc. *	677,738	1,762,119
PetMed Express, Inc.	218,615	1,106,192
RH *	33,790	9,271,976
Sally Beauty Holdings, Inc. *	1,130,861	14,282,774
Shoe Carnival, Inc.	151,818	4,975,076
Signet Jewelers Ltd.	203,403	20,698,289
Sleep Number Corp. *	526,369	8,695,616
Sonic Automotive, Inc., Class A	212,201	11,140,552
SECURITY	NUMBER OF SHARES	VALUE ($)
Stitch Fix, Inc., Class A *	1,089,792	3,520,028
Upbound Group, Inc.	350,052	11,817,756
Urban Outfitters, Inc. *	440,661	18,309,465
Valvoline, Inc. *	347,444	14,815,012
Victoria's Secret & Co. *	593,928	16,962,584
Vroom, Inc. *	70,077	819,901
Wayfair, Inc., Class A *	91,439	5,449,764
Zumiez, Inc. *	274,175	4,830,964
		426,464,049

Consumer Durables & Apparel 4.3%
Acushnet Holdings Corp.	102,166	6,581,534
Beazer Homes USA, Inc. *	252,264	7,903,431
Cavco Industries, Inc. *	26,143	9,740,097
Century Communities, Inc.	167,109	14,419,836
Columbia Sportswear Co.	169,038	13,977,752
Crocs, Inc. *	123,005	15,037,361
Ethan Allen Interiors, Inc.	148,810	4,974,718
Fossil Group, Inc. *	2,125,821	2,253,370
G-III Apparel Group Ltd. *	639,617	21,280,058
GoPro, Inc., Class A *	573,720	1,342,505
Helen of Troy Ltd. *	123,147	15,393,375
Installed Building Products, Inc.	42,880	10,245,318
iRobot Corp. *(a)	226,417	2,583,418
Kontoor Brands, Inc.	158,058	9,342,808
La-Z-Boy, Inc.	328,335	12,473,447
LGI Homes, Inc. *	103,434	11,800,785
M/I Homes, Inc. *	163,023	20,702,291
Mattel, Inc. *	673,535	13,268,639
Movado Group, Inc.	88,124	2,530,040
Oxford Industries, Inc.	53,771	5,451,842
Peloton Interactive, Inc., Class A *	465,775	2,105,303
SharkNinja, Inc.	199,474	10,771,596
Skyline Champion Corp. *	117,496	9,844,990
Smith & Wesson Brands, Inc.	523,873	7,192,776
Sonos, Inc. *	294,689	5,587,303
Steven Madden Ltd.	360,349	15,430,144
Sturm Ruger & Co., Inc.	122,850	5,321,862
TopBuild Corp. *	61,375	24,696,072
Topgolf Callaway Brands Corp. *	349,724	4,980,070
Tupperware Brands Corp. *(a)	3,544,771	4,679,098
Under Armour, Inc., Class A *	1,683,287	15,082,252
Vista Outdoor, Inc. *	292,260	9,118,512
Wolverine World Wide, Inc.	912,477	9,279,891
Worthington Enterprises, Inc.	198,248	12,315,166
YETI Holdings, Inc. *	131,513	5,397,294
		343,104,954

Consumer Services 5.0%
ADT, Inc.	1,731,179	12,568,360
Adtalem Global Education, Inc. *	231,073	11,438,114
Airbnb, Inc., Class A *	39,700	6,251,559
Arcos Dorados Holdings, Inc., Class A	372,523	4,418,123
BJ's Restaurants, Inc. *	112,168	3,928,123
Bloomin' Brands, Inc.	327,975	8,914,361
Boyd Gaming Corp.	184,270	12,185,775
Bright Horizons Family Solutions, Inc. *	106,935	12,282,554
Brinker International, Inc. *	184,203	8,535,967
Caesars Entertainment, Inc. *	319,953	13,908,357
Carriage Services, Inc.	86,708	2,152,093
Cheesecake Factory, Inc.	138,044	4,883,997
Choice Hotels International, Inc.	36,538	4,090,064
Churchill Downs, Inc.	93,189	11,356,943
Cracker Barrel Old Country Store, Inc.	156,188	10,328,712
Dave & Buster's Entertainment, Inc. *	145,385	8,976,070
Denny's Corp. *	311,671	2,876,723
See financial notes
Schwab Fundamental Index ETFs | Annual Report59

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dine Brands Global, Inc.	44,496	2,158,501
DoorDash, Inc., Class A *	90,849	11,317,060
Everi Holdings, Inc. *	249,191	2,955,405
Frontdoor, Inc. *	143,706	4,506,620
Graham Holdings Co., Class B	22,765	15,988,543
Grand Canyon Education, Inc. *	127,238	17,151,682
Hilton Grand Vacations, Inc. *	173,750	7,797,900
Hyatt Hotels Corp., Class A	89,409	13,732,328
International Game Technology PLC	377,003	10,243,172
Jack in the Box, Inc.	151,936	11,091,328
Laureate Education, Inc.	762,791	10,229,027
Light & Wonder, Inc. *	194,640	19,563,266
Marriott Vacations Worldwide Corp.	144,933	13,506,306
Norwegian Cruise Line Holdings Ltd. *	427,540	8,290,001
Papa John's International, Inc.	45,758	3,289,543
Perdoceo Education Corp.	341,052	6,074,136
Planet Fitness, Inc., Class A *	106,265	6,593,743
Red Rock Resorts, Inc., Class A	134,576	7,804,062
Sabre Corp. *	1,756,823	4,655,581
Six Flags Entertainment Corp. *	488,329	12,374,257
Strategic Education, Inc.	80,346	8,901,533
Stride, Inc. *	124,907	7,463,193
Texas Roadhouse, Inc.	136,415	20,376,309
United Parks & Resorts, Inc. *	69,783	3,583,357
Wendy's Co.	525,679	9,520,047
Wingstop, Inc.	14,140	4,963,847
WW International, Inc. *	591,558	1,845,661
Wyndham Hotels & Resorts, Inc.	168,546	12,902,196
		397,974,499

Consumer Staples Distribution & Retail 0.8%
Andersons, Inc.	282,177	15,598,745
Chefs' Warehouse, Inc. *	108,252	4,114,658
Grocery Outlet Holding Corp. *	261,152	6,735,110
Ingles Markets, Inc., Class A	164,123	12,639,112
PriceSmart, Inc.	157,650	13,264,671
Weis Markets, Inc.	174,018	11,300,729
		63,653,025

Energy 3.8%
Antero Midstream Corp.	504,233	6,756,722
Archrock, Inc.	649,055	11,858,235
Berry Corp.	550,453	3,880,694
Cactus, Inc., Class A	67,936	3,118,262
California Resources Corp.	246,761	12,873,521
Callon Petroleum Co. *	79,924	2,490,432
ChampionX Corp.	236,194	7,336,186
Chord Energy Corp.	29,777	4,837,274
Civitas Resources, Inc.	66,931	4,596,821
Comstock Resources, Inc.	228,658	1,955,026
CONSOL Energy, Inc.	108,046	9,272,508
Core Laboratories, Inc.	168,684	2,525,199
CVR Energy, Inc.	198,981	6,602,190
DHT Holdings, Inc.	632,723	6,846,063
Diamond Offshore Drilling, Inc. *	209,562	2,324,043
Dorian LPG Ltd.	121,482	4,391,574
Dril-Quip, Inc. *	142,585	3,222,421
DT Midstream, Inc.	202,495	11,669,787
EQT Corp.	411,738	15,296,067
Geopark Ltd.	231,279	1,988,999
Golar LNG Ltd.	188,006	3,814,642
Green Plains, Inc. *	259,936	5,536,637
Helix Energy Solutions Group, Inc. *	617,812	5,560,308
International Seaways, Inc.	54,070	2,861,925
Kosmos Energy Ltd. *	1,141,736	7,010,259
Liberty Energy, Inc.	509,534	10,893,837
SECURITY	NUMBER OF SHARES	VALUE ($)
Magnolia Oil & Gas Corp., Class A	176,090	3,993,721
Matador Resources Co.	178,907	11,297,977
Nabors Industries Ltd. *	90,024	7,055,181
Oceaneering International, Inc. *	276,534	5,464,312
Oil States International, Inc. *	417,847	2,252,195
Par Pacific Holdings, Inc. *	110,250	3,982,230
Patterson-UTI Energy, Inc.	1,461,213	16,906,234
Permian Resources Corp.	263,817	4,104,993
ProPetro Holding Corp. *	791,110	5,854,214
Range Resources Corp.	245,933	7,776,401
RPC, Inc.	409,946	3,029,501
Scorpio Tankers, Inc.	85,986	5,772,240
Select Water Solutions, Inc.	375,163	3,203,892
SFL Corp. Ltd.	651,407	8,702,798
SM Energy Co.	446,052	19,523,696
Talos Energy, Inc. *	418,091	5,514,620
Teekay Tankers Ltd., Class A	75,859	4,158,590
Texas Pacific Land Corp.	3,358	5,290,260
Transocean Ltd. *	1,374,309	6,445,509
Tsakos Energy Navigation Ltd.	158,461	3,766,618
Valaris Ltd. *	41,679	2,627,861
Weatherford International PLC *	56,834	5,831,737
		302,074,412

Equity Real Estate Investment Trusts (REITs) 7.7%
Acadia Realty Trust	331,591	5,434,777
Agree Realty Corp.	63,864	3,509,327
Alexander & Baldwin, Inc.	406,942	6,616,877
American Assets Trust, Inc.	206,548	4,455,240
American Homes 4 Rent, Class A	373,936	13,839,371
Americold Realty Trust, Inc.	492,140	12,451,142
Apartment Income REIT Corp.	404,286	12,257,952
Apple Hospitality REIT, Inc.	862,619	13,879,540
Ashford Hospitality Trust, Inc. *	1,444,138	2,787,186
Brandywine Realty Trust	2,221,963	9,554,441
Broadstone Net Lease, Inc.	199,918	2,980,777
CBL & Associates Properties, Inc.	204,267	4,710,397
Centerspace	44,417	2,469,141
Chatham Lodging Trust	292,551	2,984,020
COPT Defense Properties	387,538	9,390,046
Cousins Properties, Inc.	529,596	12,080,085
CubeSmart	294,729	12,853,132
DiamondRock Hospitality Co.	1,168,121	10,980,337
Diversified Healthcare Trust	10,265,203	33,669,866
Douglas Emmett, Inc.	1,025,004	13,550,553
Easterly Government Properties, Inc.	299,868	3,538,442
EastGroup Properties, Inc.	36,504	6,413,388
Elme Communities	330,550	4,257,484
Empire State Realty Trust, Inc., Class A	832,600	8,301,022
EPR Properties	245,359	10,079,348
Equity Commonwealth *	140,447	2,644,617
Equity LifeStyle Properties, Inc.	230,169	15,494,977
Essential Properties Realty Trust, Inc.	113,411	2,709,389
Federal Realty Investment Trust	170,169	17,161,544
First Industrial Realty Trust, Inc.	162,557	8,615,521
Four Corners Property Trust, Inc.	124,300	3,005,574
Getty Realty Corp.	78,089	2,058,426
Global Net Lease, Inc.	901,269	6,498,150
Healthcare Realty Trust, Inc.	774,131	10,667,525
Highwoods Properties, Inc.	597,285	14,603,618
Hudson Pacific Properties, Inc.	1,937,247	12,282,146
Independence Realty Trust, Inc.	235,572	3,448,774
Industrial Logistics Properties Trust	1,327,339	5,083,708
JBG SMITH Properties	597,711	9,910,048
Kilroy Realty Corp.	436,023	16,520,911
Kite Realty Group Trust	289,943	6,207,680
LTC Properties, Inc.	95,970	3,019,216
See financial notes
60Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LXP Industrial Trust	726,134	6,288,320
Macerich Co.	1,464,588	24,033,889
National Health Investors, Inc.	107,681	6,188,427
National Storage Affiliates Trust	114,808	4,111,274
NNN REIT, Inc.	306,181	12,458,505
Office Properties Income Trust	1,102,639	2,944,046
Outfront Media, Inc.	751,471	10,798,638
Paramount Group, Inc.	2,095,955	9,285,081
Pebblebrook Hotel Trust	510,074	8,079,572
Phillips Edison & Co., Inc.	231,845	8,281,503
Piedmont Office Realty Trust, Inc., Class A	1,479,563	9,276,860
PotlatchDeltic Corp.	275,599	12,459,831
Rayonier, Inc.	360,941	12,427,199
Retail Opportunity Investments Corp.	369,599	4,778,915
Rexford Industrial Realty, Inc.	101,854	5,182,332
RLJ Lodging Trust	1,096,802	13,019,040
Ryman Hospitality Properties, Inc.	77,596	9,193,574
Sabra Health Care REIT, Inc.	913,503	12,679,422
SITE Centers Corp.	707,275	9,604,795
STAG Industrial, Inc.	241,039	8,952,188
Sunstone Hotel Investors, Inc.	924,696	10,347,348
Tanger, Inc.	318,920	9,188,085
Terreno Realty Corp.	59,738	3,841,153
Uniti Group, Inc.	2,949,703	17,285,260
Urban Edge Properties	409,031	6,957,617
Veris Residential, Inc.	280,275	4,092,015
Xenia Hotels & Resorts, Inc.	659,932	10,123,357
		614,853,961

Financial Services 6.7%
A-Mark Precious Metals, Inc.	257,370	6,611,835
Apollo Commercial Real Estate Finance, Inc.	677,622	7,596,143
Arbor Realty Trust, Inc. (a)	437,084	5,856,926
ARES Management Corp., Class A	80,645	10,695,946
Artisan Partners Asset Management, Inc., Class A	270,035	11,630,408
B Riley Financial, Inc. (a)	155,668	2,853,394
BGC Group, Inc., Class A	1,240,159	8,619,105
Blackstone Mortgage Trust, Inc., Class A (a)	547,946	11,161,660
Block, Inc. *	195,213	15,513,577
Brightsphere Investment Group, Inc.	396,777	8,990,967
BrightSpire Capital, Inc.	399,057	2,757,484
Cannae Holdings, Inc. *	226,900	4,950,958
Cohen & Steers, Inc.	66,996	4,927,556
Compass Diversified Holdings	377,358	8,679,234
Corebridge Financial, Inc.	538,631	13,374,208
Credit Acceptance Corp. *	30,552	16,913,587
Diamond Hill Investment Group, Inc.	16,671	2,411,960
Donnelley Financial Solutions, Inc. *	83,960	5,420,458
Encore Capital Group, Inc. *	187,459	8,998,032
Enova International, Inc. *	174,381	11,029,598
Essent Group Ltd.	242,492	12,990,296
Euronet Worldwide, Inc. *	139,916	15,312,407
EVERTEC, Inc.	134,853	4,872,239
FactSet Research Systems, Inc.	33,909	15,685,625
FirstCash Holdings, Inc.	119,250	13,654,125
Granite Point Mortgage Trust, Inc.	512,909	2,431,189
Green Dot Corp., Class A *	321,307	2,637,931
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	94,121	2,369,026
Houlihan Lokey, Inc.	96,277	12,386,999
Interactive Brokers Group, Inc., Class A	55,007	5,980,361
Jackson Financial, Inc., Class A	384,746	21,180,267
SECURITY	NUMBER OF SHARES	VALUE ($)
KKR Real Estate Finance Trust, Inc.	263,139	2,565,605
Ladder Capital Corp.	542,793	5,867,592
LendingTree, Inc. *	119,058	4,711,125
MarketAxess Holdings, Inc.	34,196	7,297,768
MFA Financial, Inc.	765,425	8,588,069
Moelis & Co., Class A	230,445	12,453,248
Morningstar, Inc.	27,965	8,350,069
Mr Cooper Group, Inc. *	190,890	13,606,639
Nelnet, Inc., Class A	46,873	4,024,985
New York Mortgage Trust, Inc.	643,969	4,643,017
NMI Holdings, Inc., Class A *	156,882	4,719,011
Pagseguro Digital Ltd., Class A *	610,033	8,491,659
Paysafe Ltd. *	223,472	3,217,997
PennyMac Financial Services, Inc.	147,497	12,526,920
PennyMac Mortgage Investment Trust	539,839	7,627,925
Piper Sandler Cos.	48,209	9,076,308
PJT Partners, Inc., Class A	37,157	3,916,348
PRA Group, Inc. *	290,275	7,419,429
PROG Holdings, Inc. *	557,352	17,205,456
Redwood Trust, Inc.	656,115	4,021,985
StepStone Group, Inc., Class A	92,299	3,205,544
Stifel Financial Corp.	232,780	17,658,691
StoneCo Ltd., Class A *	418,919	7,209,596
TPG RE Finance Trust, Inc.	607,193	4,541,804
TPG, Inc.	265,992	11,796,745
Tradeweb Markets, Inc., Class A	66,911	7,080,522
Two Harbors Investment Corp.	408,672	5,177,874
Virtu Financial, Inc., Class A	490,498	8,853,489
Virtus Investment Partners, Inc.	22,817	5,300,845
Walker & Dunlop, Inc.	117,859	11,241,391
WEX, Inc. *	53,867	11,836,196
World Acceptance Corp. *	40,606	4,862,975
XP, Inc., Class A	322,124	7,615,011
		535,205,339

Food, Beverage & Tobacco 2.3%
Adecoagro SA	662,181	6,648,297
B&G Foods, Inc.	941,336	10,872,431
Boston Beer Co., Inc., Class A *	22,863	7,045,005
Brown-Forman Corp., Class B	257,459	15,506,756
Calavo Growers, Inc.	168,586	4,865,392
Cal-Maine Foods, Inc.	146,779	8,438,325
Coca-Cola Consolidated, Inc.	9,600	8,071,680
Dole PLC	887,982	10,487,067
Fresh Del Monte Produce, Inc.	476,331	11,398,601
Hain Celestial Group, Inc. *	924,786	9,247,860
J & J Snack Foods Corp.	41,249	5,984,405
John B Sanfilippo & Son, Inc.	46,931	4,804,326
Lancaster Colony Corp.	45,241	9,361,268
Mission Produce, Inc. *	259,520	2,737,936
National Beverage Corp. *	61,018	3,211,987
Nomad Foods Ltd.	735,126	13,548,372
Pilgrim's Pride Corp. *	305,824	9,737,436
Seneca Foods Corp., Class A *	87,806	4,448,252
Simply Good Foods Co. *	93,716	3,325,044
TreeHouse Foods, Inc. *	295,828	10,587,684
Universal Corp.	236,702	11,364,063
Vector Group Ltd.	564,933	6,304,652
		177,996,839

Health Care Equipment & Services 3.7%
Acadia Healthcare Co., Inc. *	185,186	15,453,772
AdaptHealth Corp. *	257,685	2,636,118
Addus HomeCare Corp. *	33,287	3,071,724
Amedisys, Inc. *	105,886	9,849,516
AMN Healthcare Services, Inc. *	136,155	7,661,442
See financial notes
Schwab Fundamental Index ETFs | Annual Report61

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Avanos Medical, Inc. *	151,523	2,813,782
Brookdale Senior Living, Inc. *	1,449,291	8,289,944
Community Health Systems, Inc. *	3,794,138	10,585,645
CONMED Corp.	46,481	3,733,354
Cross Country Healthcare, Inc. *	128,037	2,339,236
Dexcom, Inc. *	61,966	7,130,428
Embecta Corp.	666,999	9,524,746
Enhabit, Inc. *	674,294	6,068,646
Enovis Corp. *	156,571	9,364,511
Ensign Group, Inc.	79,360	9,913,651
Envista Holdings Corp. *	500,335	10,331,918
Fulgent Genetics, Inc. *	86,496	1,951,350
Globus Medical, Inc., Class A *	247,649	13,370,569
Haemonetics Corp. *	86,536	6,315,397
HealthEquity, Inc. *	54,917	4,536,693
ICU Medical, Inc. *	60,306	6,587,224
Insulet Corp. *	11,836	1,941,104
Integer Holdings Corp. *	91,325	10,072,234
Integra LifeSciences Holdings Corp. *	143,305	5,289,388
LivaNova PLC *	69,436	3,805,787
Masimo Corp. *	73,123	9,399,230
Merit Medical Systems, Inc. *	72,455	5,521,071
ModivCare, Inc. *	76,338	2,140,518
Multiplan Corp. *	5,077,946	5,687,299
National HealthCare Corp.	79,609	7,854,224
Neogen Corp. *	214,323	3,684,212
OmniAb, Inc., Class A *(b)	9,356	0
OmniAb, Inc., Class B *(b)	9,356	0
Omnicell, Inc. *	93,948	2,465,196
OPKO Health, Inc. *(a)	1,935,174	1,935,174
Option Care Health, Inc. *	223,377	7,208,376
Orthofix Medical, Inc. *	144,985	1,893,504
Pediatrix Medical Group, Inc. *	808,313	7,396,064
Penumbra, Inc. *	10,061	2,363,530
Premier, Inc., Class A	580,067	12,100,198
QuidelOrtho Corp. *	115,808	5,280,845
RadNet, Inc. *	90,017	3,408,044
Select Medical Holdings Corp.	509,666	13,878,205
Teladoc Health, Inc. *	217,682	3,282,645
U.S. Physical Therapy, Inc.	26,860	2,854,412
Varex Imaging Corp. *	160,155	2,754,666
Veeva Systems, Inc., Class A *	56,745	12,796,565
Zimvie, Inc. *	378,280	6,411,846
		292,954,003

Household & Personal Products 1.2%
BellRing Brands, Inc. *	67,937	3,869,012
Central Garden & Pet Co., Class A *	203,571	7,672,591
Coty, Inc., Class A *	680,526	8,547,407
Edgewell Personal Care Co.	238,823	9,120,650
Energizer Holdings, Inc.	233,823	6,675,647
Herbalife Ltd. *	926,355	8,179,715
Inter Parfums, Inc.	21,489	3,152,866
Medifast, Inc.	69,199	2,774,188
Nu Skin Enterprises, Inc., Class A	613,075	7,663,437
Reynolds Consumer Products, Inc.	177,377	5,232,622
Spectrum Brands Holdings, Inc.	238,401	19,172,208
USANA Health Sciences, Inc. *	109,730	5,295,570
WD-40 Co.	20,305	5,449,659
		92,805,572

Insurance 2.0%
Ambac Financial Group, Inc. *	238,197	3,896,903
American Equity Investment Life Holding Co. *	348,635	19,363,188
Axis Capital Holdings Ltd.	241,602	15,117,037
SECURITY	NUMBER OF SHARES	VALUE ($)
Brighthouse Financial, Inc. *	61,134	2,845,788
CNA Financial Corp.	146,216	6,426,193
Employers Holdings, Inc.	155,443	7,105,300
Enstar Group Ltd. *	32,469	9,998,504
Horace Mann Educators Corp.	155,580	5,630,440
James River Group Holdings Ltd.	234,271	2,340,367
MBIA, Inc.	337,586	2,204,437
Mercury General Corp.	238,201	11,598,007
ProAssurance Corp.	399,734	4,928,720
RLI Corp.	47,943	7,021,252
Safety Insurance Group, Inc.	80,967	6,652,249
Selective Insurance Group, Inc.	122,775	12,827,532
SiriusPoint Ltd. *	330,847	4,059,493
Stewart Information Services Corp.	248,041	15,621,622
United Fire Group, Inc.	157,048	3,657,648
Universal Insurance Holdings, Inc.	255,717	5,162,926
White Mountains Insurance Group Ltd.	8,478	14,967,400
		161,425,006

Materials 5.9%
AdvanSix, Inc.	182,921	5,118,130
Alpha Metallurgical Resources, Inc.	35,465	13,379,171
Alto Ingredients, Inc. *	2,026,998	4,459,396
American Vanguard Corp.	168,734	1,808,828
Arcadium Lithium PLC *	317,528	1,743,229
Arch Resources, Inc.	76,118	12,581,544
Ashland, Inc.	176,177	16,497,214
ATI, Inc. *	105,990	5,212,588
Avient Corp.	386,682	15,652,887
Balchem Corp.	47,292	7,433,830
Cabot Corp.	184,833	15,701,563
Carpenter Technology Corp.	176,163	11,388,938
Century Aluminum Co. *	333,473	3,491,462
Clearwater Paper Corp. *	157,775	6,198,980
Coeur Mining, Inc. *	1,361,069	3,525,169
Compass Minerals International, Inc.	226,983	5,175,212
Constellium SE *	588,624	11,413,419
Ecovyst, Inc. *	331,788	3,201,754
Element Solutions, Inc.	672,214	15,797,029
Glatfelter Corp. *	1,692,989	3,775,365
Greif, Inc., Class A	142,042	9,156,027
Hawkins, Inc.	61,774	4,339,624
HB Fuller Co.	184,208	14,650,062
Hecla Mining Co.	1,114,045	3,943,719
Ingevity Corp. *	166,593	7,609,968
Innospec, Inc.	86,924	10,802,046
Kaiser Aluminum Corp.	118,789	8,614,578
Koppers Holdings, Inc.	149,929	8,488,980
Materion Corp.	54,099	7,266,578
Mativ Holdings, Inc.	389,482	6,765,302
Mercer International, Inc.	531,498	4,879,152
Metallus, Inc. *	284,038	6,177,827
Minerals Technologies, Inc.	169,628	12,274,282
Myers Industries, Inc.	156,740	3,014,110
NewMarket Corp.	23,004	14,760,977
Olympic Steel, Inc.	100,859	6,860,429
Orion SA	272,895	6,151,053
Pactiv Evergreen, Inc.	564,954	8,333,072
Quaker Chemical Corp.	25,626	5,138,013
Radius Recycling, Inc., Class A	342,202	6,761,912
Royal Gold, Inc.	77,201	7,923,139
Ryerson Holding Corp.	152,113	4,803,729
Scotts Miracle-Gro Co.	254,243	16,703,765
Sensient Technologies Corp.	164,657	11,012,260
Southern Copper Corp.	182,072	14,722,342
Stepan Co.	121,458	10,834,054
Summit Materials, Inc., Class A *	379,896	16,225,358
See financial notes
62Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SunCoke Energy, Inc.	715,599	7,664,065
Sylvamo Corp.	359,307	21,705,736
TriMas Corp.	177,361	4,167,984
Trinseo PLC	1,152,092	5,184,414
Tronox Holdings PLC	863,694	12,696,302
Westlake Corp.	124,830	17,315,169
Worthington Steel, Inc. *	48,373	1,531,489
		472,033,225

Media & Entertainment 3.6%
AMC Entertainment Holdings, Inc., Class A *	139,165	601,193
AMC Networks, Inc., Class A *	927,955	12,007,738
Bumble, Inc., Class A *	166,878	1,910,753
Cable One, Inc.	19,839	9,046,584
Cargurus, Inc. *	160,967	3,563,809
Cars.com, Inc. *	139,505	2,558,522
Cinemark Holdings, Inc. *	578,310	10,068,377
Clear Channel Outdoor Holdings, Inc. *	5,622,153	9,670,103
EchoStar Corp., Class A *	2,610,305	34,221,099
EW Scripps Co., Class A *	535,699	2,158,867
Gannett Co., Inc. *	1,965,367	4,186,232
Gray Television, Inc.	1,191,315	6,957,280
IAC, Inc. *	179,405	10,190,204
iHeartMedia, Inc., Class A *	2,637,503	7,305,883
John Wiley & Sons, Inc., Class A	249,223	8,311,587
Liberty Broadband Corp., Class C *	35,469	2,134,524
Liberty Media Corp.-Liberty Formula One, Class C *	148,492	10,804,278
Lions Gate Entertainment Corp., Class A *	1,045,531	10,152,106
Madison Square Garden Entertainment Corp. *	51,669	1,988,740
Match Group, Inc. *	291,185	10,494,307
New York Times Co., Class A	288,510	12,775,223
Pinterest, Inc., Class A *	239,785	8,800,109
Roku, Inc. *	77,792	4,914,899
Scholastic Corp.	170,955	6,742,465
Shutterstock, Inc.	55,819	2,721,734
Sinclair, Inc.	302,402	4,490,670
Sirius XM Holdings, Inc. (a)	2,390,383	10,565,493
Sphere Entertainment Co. *	27,238	1,179,405
Spotify Technology SA *	93,440	23,958,950
Taboola.com Ltd. *	738,808	3,221,203
Thryv Holdings, Inc. *	309,332	6,477,412
Trade Desk, Inc., Class A *	52,577	4,491,653
TripAdvisor, Inc. *	375,888	10,081,316
WideOpenWest, Inc. *	478,698	1,914,792
Yelp, Inc. *	302,727	11,636,826
Ziff Davis, Inc. *	169,127	11,629,173
ZoomInfo Technologies, Inc. *	162,426	2,722,260
		286,655,769

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Alkermes PLC *	134,766	4,001,203
Azenta, Inc. *	88,310	5,753,396
BioMarin Pharmaceutical, Inc. *	84,345	7,277,287
Bio-Rad Laboratories, Inc., Class A *	34,917	11,378,752
Bio-Techne Corp.	109,807	8,078,501
Bruker Corp.	144,583	12,512,213
Charles River Laboratories International, Inc. *	75,667	19,233,795
Corcept Therapeutics, Inc. *	153,957	3,617,989
Elanco Animal Health, Inc. *	1,212,400	19,265,036
Emergent BioSolutions, Inc. *	2,024,028	6,537,610
SECURITY	NUMBER OF SHARES	VALUE ($)
Exact Sciences Corp. *	41,148	2,367,244
Exelixis, Inc. *	485,527	10,633,041
Halozyme Therapeutics, Inc. *	76,811	3,057,846
Incyte Corp. *	174,996	10,212,767
Innoviva, Inc. *	374,335	5,719,839
Medpace Holdings, Inc. *	19,716	7,837,504
Mural Oncology PLC *	14,002	74,071
Myriad Genetics, Inc. *	165,827	3,470,759
Neurocrine Biosciences, Inc. *	37,507	4,890,913
Prestige Consumer Healthcare, Inc. *	126,236	8,783,501
Repligen Corp. *	17,772	3,447,590
Royalty Pharma PLC, Class A	482,616	14,642,569
Supernus Pharmaceuticals, Inc. *	103,455	3,072,614
		175,866,040

Real Estate Management & Development 1.0%
CoStar Group, Inc. *	170,353	14,825,822
Cushman & Wakefield PLC *	1,080,160	10,790,798
Douglas Elliman, Inc.	1,127,902	2,075,340
eXp World Holdings, Inc.	206,488	2,704,993
Howard Hughes Holdings, Inc. *	64,869	4,955,992
Kennedy-Wilson Holdings, Inc.	541,505	4,754,414
Marcus & Millichap, Inc.	115,058	4,221,478
Newmark Group, Inc., Class A	800,470	8,637,071
Opendoor Technologies, Inc. *	2,238,567	6,894,786
RMR Group, Inc., Class A	98,963	2,421,625
Star Holdings *	198,823	2,455,464
Zillow Group, Inc., Class C *	247,528	13,898,697
		78,636,480

Semiconductors & Semiconductor Equipment 2.3%
Amkor Technology, Inc.	524,774	16,278,490
Axcelis Technologies, Inc. *	25,290	2,849,424
Cirrus Logic, Inc. *	193,314	17,750,092
Cohu, Inc. *	99,247	3,188,806
Diodes, Inc. *	120,609	8,199,000
Enphase Energy, Inc. *	29,002	3,683,544
Entegris, Inc.	149,574	20,096,763
FormFactor, Inc. *	148,594	6,394,000
GLOBALFOUNDRIES, Inc. *(a)	72,355	3,955,648
Ichor Holdings Ltd. *	120,255	5,146,914
Kulicke & Soffa Industries, Inc.	166,651	7,935,921
Lattice Semiconductor Corp. *	40,836	3,128,446
Magnachip Semiconductor Corp. *	441,384	2,515,889
Monolithic Power Systems, Inc.	16,459	11,851,138
Onto Innovation, Inc. *	42,046	7,743,191
Photronics, Inc. *	265,534	7,644,724
Power Integrations, Inc.	78,621	5,618,257
Semtech Corp. *	280,992	5,957,030
Silicon Laboratories, Inc. *	95,600	13,148,824
SMART Global Holdings, Inc. *	202,246	4,301,772
SolarEdge Technologies, Inc. *	40,754	2,737,446
Synaptics, Inc. *	80,269	8,034,927
Ultra Clean Holdings, Inc. *	186,692	8,065,094
Universal Display Corp.	33,052	5,764,930
Wolfspeed, Inc. *	78,820	2,050,896
		184,041,166

Software & Services 4.0%
ACI Worldwide, Inc. *	320,960	10,562,794
Alarm.com Holdings, Inc. *	50,956	3,856,860
AppLovin Corp., Class A *	161,562	9,648,483
Bentley Systems, Inc., Class B	102,914	5,286,692
Blackbaud, Inc. *	60,227	4,166,504
Cerence, Inc. *	151,023	2,250,243
See financial notes
Schwab Fundamental Index ETFs | Annual Report63

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CommVault Systems, Inc. *	98,736	9,450,023
Consensus Cloud Solutions, Inc. *	99,211	1,579,439
Dolby Laboratories, Inc., Class A	128,588	10,415,628
Dropbox, Inc., Class A *	581,319	13,922,590
Envestnet, Inc. *	83,665	4,311,257
EPAM Systems, Inc. *	60,843	18,520,609
Fair Isaac Corp. *	18,461	23,443,808
Globant SA *	28,199	6,293,171
GoDaddy, Inc., Class A *	185,654	21,192,404
Guidewire Software, Inc. *	38,092	4,545,899
InterDigital, Inc.	81,219	8,692,057
LiveRamp Holdings, Inc. *	232,029	8,116,374
Manhattan Associates, Inc. *	40,646	10,296,851
Palantir Technologies, Inc., Class A *	282,017	7,072,986
Pegasystems, Inc.	62,376	4,056,935
Perficient, Inc. *	50,949	3,305,062
Progress Software Corp.	63,907	3,410,078
PTC, Inc. *	49,862	9,125,245
Qualys, Inc. *	31,240	5,368,906
Rackspace Technology, Inc. *	1,695,150	3,576,766
RingCentral, Inc., Class A *	208,779	6,977,394
ServiceNow, Inc. *	25,302	19,516,445
Snowflake, Inc., Class A *	16,624	3,129,967
Splunk, Inc. *	113,316	17,702,225
SPS Commerce, Inc. *	14,829	2,745,738
Teradata Corp. *	311,797	11,729,803
Twilio, Inc., Class A *	113,988	6,792,545
Tyler Technologies, Inc. *	21,301	9,311,519
Unisys Corp. *	1,073,440	5,571,154
Verint Systems, Inc. *	98,323	3,107,990
Workday, Inc., Class A *	35,196	10,370,853
Zoom Video Communications, Inc., Class A *	166,731	11,792,884
		321,216,181

Technology Hardware & Equipment 4.2%
ADTRAN Holdings, Inc.	354,503	2,017,122
Advanced Energy Industries, Inc.	73,575	7,445,790
Badger Meter, Inc.	29,250	4,641,683
Belden, Inc.	111,901	9,531,727
Benchmark Electronics, Inc.	494,983	15,200,928
Cognex Corp.	267,211	10,541,474
Coherent Corp. *	233,231	13,872,580
CommScope Holding Co., Inc. *	3,384,971	3,943,491
Comtech Telecommunications Corp. *	244,315	1,651,569
Crane NXT Co.	121,295	7,086,054
CTS Corp.	83,272	3,710,600
ePlus, Inc. *	130,848	10,780,567
Fabrinet *	81,112	17,485,314
IPG Photonics Corp. *	104,824	9,051,553
Itron, Inc. *	116,859	10,830,492
Knowles Corp. *	373,654	6,105,506
Littelfuse, Inc.	50,522	12,036,361
Lumentum Holdings, Inc. *	204,157	9,895,490
Methode Electronics, Inc.	216,544	4,612,387
NETGEAR, Inc. *	407,649	6,110,659
NetScout Systems, Inc. *	338,079	7,319,410
Novanta, Inc. *	22,768	3,937,498
OSI Systems, Inc. *	55,646	7,299,642
PC Connection, Inc.	114,935	7,629,385
Plexus Corp. *	141,946	13,399,703
Pure Storage, Inc., Class A *	79,632	4,192,625
Rogers Corp. *	46,475	5,208,453
ScanSource, Inc. *	345,379	14,930,734
Super Micro Computer, Inc. *	69,800	60,455,176
TTM Technologies, Inc. *	903,398	13,415,460
Viasat, Inc. *	382,677	7,488,989
SECURITY	NUMBER OF SHARES	VALUE ($)
Viavi Solutions, Inc. *	645,930	6,168,632
Vontier Corp.	396,111	17,032,773
		335,029,827

Telecommunication Services 0.7%
ATN International, Inc.	71,336	2,392,610
Cogent Communications Holdings, Inc.	82,026	6,636,724
Consolidated Communications Holdings, Inc. *	1,433,752	6,179,471
Frontier Communications Parent, Inc. *	870,565	20,614,979
GCI Liberty, Inc. *(b)	31,423	0
Iridium Communications, Inc.	126,232	3,654,416
Liberty Latin America Ltd., Class C *	2,026,918	13,215,505
Shenandoah Telecommunications Co.	281,116	5,245,625
		57,939,330

Transportation 3.2%
Air Transport Services Group, Inc. *	412,655	4,980,746
Alaska Air Group, Inc. *	159,202	5,952,563
American Airlines Group, Inc. *	626,626	9,825,496
ArcBest Corp.	133,294	19,042,381
Costamare, Inc.	299,048	3,400,176
Covenant Logistics Group, Inc.	74,060	3,605,241
Danaos Corp.	50,464	3,630,885
Daseke, Inc. *	2,010,543	16,586,980
Forward Air Corp.	111,232	4,130,044
Genco Shipping & Trading Ltd.	169,093	3,449,497
Golden Ocean Group Ltd.	713,521	9,183,015
Heartland Express, Inc.	273,336	3,493,234
Hub Group, Inc., Class A *	407,436	17,328,253
JetBlue Airways Corp. *	973,491	6,308,222
Kirby Corp. *	147,927	12,976,156
Lyft, Inc., Class A *	460,590	7,314,169
Marten Transport Ltd.	264,292	4,981,904
Matson, Inc.	47,145	5,235,452
RXO, Inc. *	719,468	15,482,951
Saia, Inc. *	36,653	21,090,136
Schneider National, Inc., Class B	368,204	8,671,204
SkyWest, Inc. *	149,437	9,596,844
Spirit Airlines, Inc. (a)	168,439	1,086,432
Star Bulk Carriers Corp.	236,022	5,633,845
U-Haul Holding Co., Non Voting Shares	287,758	18,292,776
XPO, Inc. *	262,161	31,543,212
		252,821,814

Utilities 2.4%
ALLETE, Inc.	221,442	12,542,475
American States Water Co.	56,420	4,028,952
Atlantica Sustainable Infrastructure PLC	343,491	6,169,098
Avangrid, Inc.	321,341	10,003,345
Avista Corp.	343,777	11,413,396
California Water Service Group	112,727	5,173,042
Chesapeake Utilities Corp.	40,482	4,130,378
Clearway Energy, Inc., Class C	213,692	4,658,486
Essential Utilities, Inc.	396,511	13,790,653
Hawaiian Electric Industries, Inc.	823,548	10,030,815
IDACORP, Inc.	145,344	12,806,260
MGE Energy, Inc.	79,070	4,996,433
New Jersey Resources Corp.	270,736	11,265,325
Northwest Natural Holding Co.	139,979	5,142,829
Northwestern Energy Group, Inc.	238,497	11,428,776
ONE Gas, Inc.	185,799	11,073,620
Ormat Technologies, Inc.	89,954	5,860,503
Otter Tail Corp.	96,725	8,749,744
PNM Resources, Inc.	306,086	11,175,200
See financial notes
64Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ReNew Energy Global PLC, Class A *	541,861	3,522,097
SJW Group	54,912	3,023,455
Spire, Inc.	219,885	13,043,578
Unitil Corp.	64,519	3,287,888
		187,316,348
Total Common Stocks (Cost $7,053,103,206)		7,945,223,316

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	7,033,227	7,033,227
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	51,437,196	51,437,196
		58,470,423
Total Short-Term Investments (Cost $58,470,423)		58,470,423
Total Investments in Securities (Cost $7,111,573,629)		8,003,693,739

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/15/24	131	13,475,315	148,023

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $49,360,042.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$7,594,329,983	$—	$—	$7,594,329,983
Health Care Equipment & Services	292,954,003	—	0 *	292,954,003
Telecommunication Services	57,939,330	—	0 *	57,939,330
Short-Term Investments[1]	58,470,423	—	—	58,470,423
Futures Contracts[2]	148,023	—	—	148,023
Total	$8,003,841,762	$—	$0	$8,003,841,762

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Report65

Schwab Fundamental U.S. Small Company Index ETF
Statement of Assets and Liabilities

As of February 29, 2024
Assets
Investments in securities, at value - unaffiliated (cost $7,111,573,629) including securities on loan of $49,360,042		$8,003,693,739
Deposit with broker for futures contracts		1,332,500
Receivables:
Investments sold		13,444,195
Dividends		9,314,886
Fund shares sold		5,497,046
Income from securities on loan		433,622
Variation margin on future contracts	+	113,728
Total assets		8,033,829,716

Liabilities
Collateral held for securities on loan		51,437,196
Payables:
Investments bought		22,578,886
Management fees	+	1,535,876
Total liabilities		75,551,958
Net assets		$7,958,277,758

Net Assets by Source
Capital received from investors		$7,868,875,442
Total distributable earnings	+	89,402,316
Net assets		$7,958,277,758

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,958,277,758		144,000,000		$55.27

See financial notes
66Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Statement of Operations

For the period March 1, 2023 through February 29, 2024
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $55,514)		$110,323,462
Interest received from securities - unaffiliated		92,313
Securities on loan, net	+	4,943,518
Total investment income		115,359,293

Expenses
Management fees		16,715,314
Total expenses	–	16,715,314
Net investment income		98,643,979

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(209,078,126)
Net realized gains on sales of in-kind redemptions - unaffiliated		372,703,866
Net realized gains on futures contracts	+	1,511,467
Net realized gains		165,137,207
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		432,302,859
Net change in unrealized appreciation (depreciation) on futures contracts	+	155,790
Net change in unrealized appreciation (depreciation)	+	432,458,649
Net realized and unrealized gains		597,595,856
Increase in net assets resulting from operations		$696,239,835
See financial notes
Schwab Fundamental Index ETFs | Annual Report67

Schwab Fundamental U.S. Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/23-2/29/24		3/1/22-2/28/23
Net investment income		$98,643,979	$85,736,265
Net realized gains		165,137,207	196,878,392
Net change in unrealized appreciation (depreciation)	+	432,458,649	(327,802,100)
Increase (decrease) in net assets resulting from operations		$696,239,835	($45,187,443 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($100,406,860 )	($74,669,735 )

TRANSACTIONS IN FUND SHARES
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		33,950,000	$1,703,422,320	51,850,000	$2,567,816,882
Shares redeemed	+	(15,650,000)	(773,969,779)	(17,500,000)	(858,079,463)
Net transactions in fund shares		18,300,000	$929,452,541	34,350,000	$1,709,737,419

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		125,700,000	$6,432,992,242	91,350,000	$4,843,112,001
Total increase	+	18,300,000	1,525,285,516	34,350,000	1,589,880,241
End of period		144,000,000	$7,958,277,758	125,700,000	$6,432,992,242
See financial notes
68Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$30.98	$32.25	$30.94	$25.24	$27.54
Income (loss) from investment operations:
Net investment income (loss)[1]	1.06	1.03	1.04	0.70	0.91
Net realized and unrealized gains (losses)	3.22	(1.40)	1.42	5.64	(2.29)
Total from investment operations	4.28	(0.37)	2.46	6.34	(1.38)
Less distributions:
Distributions from net investment income	(1.15)	(0.90)	(1.15)	(0.64)	(0.92)
Net asset value at end of period	$34.11	$30.98	$32.25	$30.94	$25.24
Total return	14.06%	(0.91%)	7.95%	25.47%	(5.32%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%	0.25%[2]	0.25%	0.25%	0.25%
Net investment income (loss)	3.31%	3.50%	3.16%	2.74%	3.27%
Portfolio turnover rate[3]	11%	15%	15%	15%	20%
Net assets, end of period (x 1,000,000)	$12,251	$9,343	$7,382	$5,721	$4,417

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Report69

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 29, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.3% OF NET ASSETS

Australia 4.8%
AGL Energy Ltd.	1,473,018	8,152,826
Amcor PLC	912,481	8,122,197
AMP Ltd.	4,110,058	2,984,036
Ampol Ltd.	341,571	8,763,112
ANZ Group Holdings Ltd.	2,089,690	38,711,973
APA Group	694,601	3,550,473
Aristocrat Leisure Ltd.	145,028	4,403,505
Aurizon Holdings Ltd.	2,007,731	4,980,944
BHP Group Ltd.	3,045,076	87,104,484
BlueScope Steel Ltd.	645,692	9,602,906
Brambles Ltd.	834,924	8,192,970
Coles Group Ltd.	807,038	8,881,000
Commonwealth Bank of Australia	706,348	53,541,457
Computershare Ltd.	151,118	2,550,541
CSL Ltd.	76,241	14,210,196
Downer EDI Ltd.	1,418,634	4,600,244
Endeavour Group Ltd.	965,900	3,459,203
Fortescue Ltd.	1,210,537	20,439,099
Goodman Group	232,915	4,534,713
Incitec Pivot Ltd.	1,411,032	2,480,743
Insurance Australia Group Ltd.	1,371,489	5,536,881
James Hardie Industries PLC *	117,204	4,636,282
JB Hi-Fi Ltd.	108,144	4,334,931
Lendlease Corp. Ltd.	1,118,012	4,673,720
Macquarie Group Ltd.	127,162	16,130,572
Medibank Pvt Ltd.	2,119,404	4,954,381
Metcash Ltd.	1,475,728	3,565,015
Mineral Resources Ltd.	62,245	2,703,002
Mirvac Group	2,164,353	3,072,315
National Australia Bank Ltd.	1,718,268	37,861,902
Orica Ltd.	292,043	3,253,704
Origin Energy Ltd.	1,128,971	6,608,816
QBE Insurance Group Ltd.	576,956	6,495,594
Ramsay Health Care Ltd.	90,667	3,241,767
Rio Tinto Ltd.	383,756	30,930,492
Santos Ltd.	1,218,751	5,618,617
Scentre Group	2,787,232	5,644,360
Sims Ltd.	250,325	1,995,110
Sonic Healthcare Ltd.	272,300	5,292,650
South32 Ltd.	3,775,726	7,252,766
Stockland	1,632,517	4,772,932
Suncorp Group Ltd.	1,043,842	10,399,378
Telstra Group Ltd.	3,792,169	9,432,617
Transurban Group	660,396	5,822,430
Treasury Wine Estates Ltd.	322,615	2,594,375
Wesfarmers Ltd.	629,025	27,295,061
Westpac Banking Corp.	2,575,099	44,183,053
Woodside Energy Group Ltd.	501,925	9,922,515
Woolworths Group Ltd.	566,752	12,038,107
Worley Ltd.	260,477	2,837,569
		592,367,536

SECURITY	NUMBER OF SHARES	VALUE ($)
Austria 0.3%
BAWAG Group AG	64,276	3,634,316
Erste Group Bank AG	244,166	9,749,878
OMV AG	205,130	9,043,526
Raiffeisen Bank International AG	219,745	4,575,217
voestalpine AG	212,178	5,795,319
Wienerberger AG	118,130	4,129,052
		36,927,308

Belgium 0.7%
Ageas SA	189,551	8,040,809
Anheuser-Busch InBev SA	552,009	33,284,717
Colruyt Group NV	95,368	4,580,128
Groupe Bruxelles Lambert NV	114,359	8,581,077
KBC Group NV	163,270	11,466,707
Proximus SADP	442,835	3,705,283
Solvay SA	66,153	1,682,306
Syensqo SA *	65,487	5,854,305
UCB SA	59,580	6,866,536
Umicore SA	268,517	5,605,207
		89,667,075

Canada 7.0%
Agnico Eagle Mines Ltd.	146,480	7,029,442
Algonquin Power & Utilities Corp.	408,621	2,389,033
Alimentation Couche-Tard, Inc.	537,643	33,364,110
AltaGas Ltd.	174,408	3,740,575
ARC Resources Ltd.	204,006	3,478,939
Atco Ltd., Class I	121,395	3,326,761
B2Gold Corp.	742,222	1,789,410
Bank of Montreal	307,954	27,890,345
Bank of Nova Scotia	868,496	42,139,361
Barrick Gold Corp.	1,104,442	16,114,504
Bausch Health Cos., Inc. *	494,919	4,659,649
BCE, Inc.	252,718	9,383,182
Canadian Imperial Bank of Commerce	569,332	26,956,538
Canadian National Railway Co.	204,413	26,520,113
Canadian Natural Resources Ltd.	529,713	36,921,935
Canadian Pacific Kansas City Ltd.	169,759	14,422,037
Canadian Tire Corp. Ltd., Class A	58,334	5,939,415
Cenovus Energy, Inc.	462,309	8,061,052
CGI, Inc. *	101,101	11,614,670
CI Financial Corp.	339,728	4,237,990
Constellation Software, Inc.	1,523	4,242,628
Crescent Point Energy Corp.	481,622	3,511,809
Dollarama, Inc.	58,185	4,503,455
Emera, Inc.	171,396	6,015,003
Enbridge, Inc.	1,258,902	43,298,395
Fairfax Financial Holdings Ltd.	12,372	13,213,371
Finning International, Inc.	133,295	3,496,617
First Quantum Minerals Ltd.	292,435	2,770,516
Fortis, Inc.	282,577	10,902,241
Franco-Nevada Corp.	17,814	1,866,178
See financial notes
70Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
George Weston Ltd.	70,362	9,221,476
Gildan Activewear, Inc.	126,817	4,418,750
Great-West Lifeco, Inc.	142,064	4,378,129
Hydro One Ltd.	144,673	4,314,537
iA Financial Corp., Inc.	47,009	2,916,856
Imperial Oil Ltd.	134,453	8,417,996
Intact Financial Corp.	42,718	7,107,751
Keyera Corp.	153,589	3,780,983
Kinross Gold Corp.	1,268,283	6,208,869
Linamar Corp.	68,582	3,358,437
Loblaw Cos. Ltd.	123,523	13,172,387
Lundin Mining Corp.	504,409	3,990,348
Magna International, Inc.	487,450	26,874,709
Manulife Financial Corp.	1,152,815	27,376,541
Methanex Corp.	63,631	2,847,644
Metro, Inc.	163,383	8,851,242
National Bank of Canada	134,608	10,512,792
Northland Power, Inc.	140,165	2,376,816
Nutrien Ltd.	388,454	20,288,334
Onex Corp.	192,318	14,330,800
Open Text Corp.	113,379	4,362,628
Parkland Corp.	148,049	4,738,310
Pembina Pipeline Corp.	278,958	9,713,707
Power Corp. of Canada	351,820	10,170,577
Restaurant Brands International, Inc.	76,680	5,957,561
RioCan Real Estate Investment Trust	174,771	2,303,908
Royal Bank of Canada	599,194	58,225,214
Saputo, Inc.	183,697	3,739,355
SNC-Lavalin Group, Inc.	125,279	4,236,773
Sun Life Financial, Inc.	267,615	14,221,764
Suncor Energy, Inc.	1,321,619	45,435,982
TC Energy Corp.	612,362	24,235,332
Teck Resources Ltd., Class B	271,958	10,456,453
TELUS Corp.	274,433	4,789,198
TFI International, Inc.	26,598	3,932,194
Thomson Reuters Corp.	39,235	6,197,299
Toronto-Dominion Bank	807,172	48,495,186
Tourmaline Oil Corp.	69,355	3,140,623
Waste Connections, Inc.	51,153	8,516,512
West Fraser Timber Co. Ltd.	110,531	8,900,502
Wheaton Precious Metals Corp.	65,723	2,710,132
WSP Global, Inc.	34,091	5,414,445
		858,438,326

Denmark 1.0%
AP Moller - Maersk AS, Class A	4,583	6,220,846
AP Moller - Maersk AS, Class B	8,363	11,832,498
Carlsberg AS, Class B	41,807	5,832,575
Coloplast AS, Class B	28,356	3,769,109
Danske Bank AS	406,529	11,951,007
DSV AS	55,333	8,884,383
ISS AS	150,339	2,706,333
Novo Nordisk AS, Class B	322,322	38,355,958
Novozymes AS, Class B	107,472	6,066,100
Orsted AS	92,448	5,189,908
Pandora AS	42,895	6,930,902
Vestas Wind Systems AS *	364,228	10,149,082
		117,888,701

Finland 1.0%
Elisa OYJ	64,203	2,894,424
Fortum OYJ	464,108	5,800,810
Huhtamaki OYJ	70,955	2,788,026
Kesko OYJ, B Shares	283,893	5,426,952
Kone OYJ, B Shares	153,476	7,510,323
Mandatum OYJ *	236,517	1,039,017
SECURITY	NUMBER OF SHARES	VALUE ($)
Neste OYJ	237,219	6,512,647
Nokia OYJ	4,292,371	15,140,348
Nokian Renkaat OYJ	328,482	2,998,719
Nordea Bank Abp	2,130,389	25,912,710
Outokumpu OYJ	710,433	3,146,679
Sampo OYJ, A Shares	254,579	11,397,135
Stora Enso OYJ, R Shares	654,506	8,272,639
UPM-Kymmene OYJ	425,244	14,233,304
Valmet OYJ	85,074	2,228,842
Wartsila OYJ Abp	316,607	4,897,701
		120,200,276

France 8.2%
Accor SA	75,799	3,288,419
Air Liquide SA	177,089	36,008,578
Airbus SE	115,624	19,136,243
ALD SA	355,338	2,176,435
Alstom SA (a)	232,481	3,104,490
Amundi SA	41,093	2,705,927
Arkema SA	80,087	8,299,153
Atos SE *(a)	486,989	1,212,089
AXA SA	1,191,990	42,412,320
BNP Paribas SA	973,970	58,369,522
Bollore SE	654,164	4,488,110
Bouygues SA	374,265	14,811,252
Bureau Veritas SA	97,645	2,839,261
Capgemini SE	60,141	14,623,837
Carrefour SA	1,181,996	19,864,383
Casino Guichard Perrachon SA *(a)	1,192,197	587,012
Cie de Saint-Gobain SA	495,721	38,194,860
Cie Generale des Etablissements Michelin SCA	743,081	27,493,046
Credit Agricole SA	1,052,590	14,261,039
Danone SA	420,571	26,861,245
Dassault Systemes SE	75,007	3,505,277
Edenred SE	43,848	2,172,741
Eiffage SA	85,595	9,322,873
Elis SA	212,478	4,851,589
Engie SA	1,839,507	29,532,885
EssilorLuxottica SA	76,174	16,169,806
Eurazeo SE	50,316	4,252,504
Eurofins Scientific SE	41,723	2,494,117
Eutelsat Communications SACA *(a)	411,120	1,528,655
Forvia SE *	321,990	4,587,234
Hermes International SCA	2,267	5,674,332
Kering SA	27,602	12,696,037
Klepierre SA	116,398	2,957,544
Legrand SA	90,055	9,111,860
L'Oreal SA	58,955	28,179,654
LVMH Moet Hennessy Louis Vuitton SE	43,724	39,877,876
Orange SA	3,342,399	38,361,672
Pernod Ricard SA	52,654	8,806,189
Pluxee NV *	49,687	1,421,378
Publicis Groupe SA	126,196	13,353,135
Renault SA	485,489	20,242,587
Rexel SA	298,044	7,643,924
Rubis SCA	155,984	4,105,171
Safran SA	90,888	19,051,263
Sanofi SA	619,378	58,909,163
Schneider Electric SE	178,480	40,521,233
SCOR SE	172,178	5,250,568
SEB SA	24,877	2,945,120
SES SA, Class A	622,340	4,030,691
Societe Generale SA	1,206,148	29,276,387
Sodexo SA	49,934	3,982,460
STMicroelectronics NV	177,342	8,007,474
See financial notes
Schwab Fundamental Index ETFs | Annual Report71

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Teleperformance SE	32,966	4,086,476
Thales SA	33,212	4,925,629
TotalEnergies SE	2,281,970	145,671,951
Unibail-Rodamco-Westfield *	56,850	4,157,538
Valeo SE	553,328	6,412,978
Veolia Environnement SA	477,000	14,788,721
Vinci SA	279,343	35,791,270
Vivendi SE	411,951	4,605,041
Wendel SE	35,334	3,458,510
		1,007,458,734

Germany 7.3%
adidas AG	106,178	21,500,193
Allianz SE	268,995	73,893,967
Aurubis AG	82,072	5,202,738
BASF SE	1,359,462	69,254,024
Bayer AG	688,910	20,941,213
Bayerische Motoren Werke AG	426,841	50,449,389
Beiersdorf AG	27,428	3,934,246
Brenntag SE	101,280	9,248,064
Commerzbank AG	417,674	4,833,991
Continental AG	199,321	15,978,707
Covestro AG *	331,513	18,044,970
Daimler Truck Holding AG	307,867	12,586,724
Deutsche Bank AG	1,220,121	16,322,221
Deutsche Boerse AG	35,512	7,439,917
Deutsche Lufthansa AG *	502,322	3,907,310
Deutsche Post AG	887,127	41,193,806
Deutsche Telekom AG	3,368,396	80,137,764
E.ON SE	1,857,359	23,737,412
Evonik Industries AG	266,763	4,924,841
Freenet AG	135,414	3,654,665
Fresenius Medical Care AG	301,116	11,528,672
Fresenius SE & Co. KGaA	740,527	20,739,237
GEA Group AG	104,685	4,222,129
Hannover Rueck SE	25,981	6,671,772
Heidelberg Materials AG	188,156	18,264,094
Henkel AG & Co. KGaA	84,940	5,735,674
Infineon Technologies AG	308,154	11,036,155
K&S AG	232,873	3,250,846
KION Group AG	119,718	6,039,755
Kloeckner & Co. SE	320,346	2,248,107
Knorr-Bremse AG	46,431	3,249,868
Lanxess AG	162,854	4,115,029
Mercedes-Benz Group AG	939,009	74,829,207
Merck KGaA	40,347	6,889,788
METRO AG	377,688	2,111,014
MTU Aero Engines AG	16,584	3,989,481
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	55,499	25,849,076
ProSiebenSat.1 Media SE (a)	321,885	2,112,957
Puma SE	44,912	2,064,107
Rheinmetall AG	16,692	7,658,820
RWE AG	265,407	8,903,519
Salzgitter AG	83,482	2,141,060
SAP SE	316,591	59,228,526
Siemens AG	326,436	64,624,074
Siemens Energy AG *	520,729	8,004,618
Siemens Healthineers AG *	80,897	4,858,621
Symrise AG	35,255	3,607,579
thyssenkrupp AG	1,155,572	5,906,124
United Internet AG	196,200	4,755,921
Volkswagen AG	75,047	11,796,063
Vonovia SE	411,960	11,501,709
SECURITY	NUMBER OF SHARES	VALUE ($)
Zalando SE *	95,545	2,018,252
		897,138,016

Hong Kong 1.6%
AIA Group Ltd.	3,588,558	29,152,908
BOC Hong Kong Holdings Ltd.	2,430,829	6,411,790
CK Asset Holdings Ltd.	1,682,092	7,767,171
CK Hutchison Holdings Ltd.	4,999,200	25,382,971
CLP Holdings Ltd.	1,351,977	11,268,202
Galaxy Entertainment Group Ltd.	550,965	3,008,603
Hang Seng Bank Ltd.	437,261	4,993,247
Henderson Land Development Co. Ltd.	854,153	2,465,749
Hong Kong & China Gas Co. Ltd.	5,893,714	4,562,118
Hong Kong Exchanges & Clearing Ltd.	127,426	3,951,951
Hongkong Land Holdings Ltd.	837,425	2,830,496
Jardine Matheson Holdings Ltd.	427,208	17,904,287
Lenovo Group Ltd.	8,587,143	9,509,826
Link REIT	764,524	3,803,675
MTR Corp. Ltd.	749,868	2,490,365
New World Development Co. Ltd. (a)	2,871,829	3,620,600
Orient Overseas International Ltd.	180,036	2,798,690
PCCW Ltd.	5,720,981	2,849,968
Sands China Ltd. *	803,931	2,289,963
Sino Land Co. Ltd.	2,166,389	2,338,288
Sun Hung Kai Properties Ltd.	1,105,778	11,151,284
Swire Pacific Ltd., A Shares	800,314	6,634,526
Swire Pacific Ltd., B Shares	1,147,760	1,495,395
Techtronic Industries Co. Ltd.	453,126	4,905,276
WH Group Ltd.	20,260,283	12,214,967
Wharf Real Estate Investment Co. Ltd.	727,756	2,430,873
Xinyi Glass Holdings Ltd.	1,793,802	1,833,029
		190,066,218

Ireland 0.1%
Bank of Ireland Group PLC	346,158	3,016,988
Kerry Group PLC, Class A	67,161	5,897,117
Kingspan Group PLC	51,056	4,612,293
		13,526,398

Israel 0.2%
Bank Hapoalim BM	623,108	5,963,107
Bank Leumi Le-Israel BM	863,643	7,234,908
ICL Group Ltd.	575,695	3,044,820
Israel Discount Bank Ltd., A Shares	538,053	2,805,058
Teva Pharmaceutical Industries Ltd. *	410,747	5,404,021
		24,451,914

Italy 3.0%
A2A SpA	1,876,521	3,411,539
Assicurazioni Generali SpA	1,104,469	26,198,818
Banco BPM SpA	1,087,217	6,322,684
Enel SpA	8,508,477	54,167,437
Eni SpA	3,073,341	47,386,242
Ferrari NV	12,941	5,460,202
Hera SpA	938,848	3,247,055
Intesa Sanpaolo SpA	13,283,124	42,231,803
Iveco Group NV *	312,286	3,845,762
Leonardo SpA	366,567	7,836,425
Mediobanca Banca di Credito Finanziario SpA	361,951	4,933,278
Pirelli & C SpA	513,323	3,027,435
Poste Italiane SpA	314,647	3,690,970
See financial notes
72Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Prysmian SpA	128,036	6,380,421
Snam SpA	1,048,732	4,903,841
Stellantis NV	2,889,716	75,472,733
Telecom Italia SpA *	39,328,858	11,835,863
Tenaris SA	207,867	3,693,570
Terna - Rete Elettrica Nazionale	518,845	4,067,276
UniCredit SpA	1,223,237	40,916,382
Unipol Gruppo SpA	547,567	4,403,830
		363,433,566

Japan 28.3%
Advantest Corp.	151,147	6,978,190
Aeon Co. Ltd.	717,615	17,140,867
AGC, Inc.	299,578	10,714,512
Air Water, Inc.	283,312	4,089,634
Aisin Corp.	447,114	16,869,465
Ajinomoto Co., Inc.	196,003	7,206,551
Alfresa Holdings Corp.	538,601	8,048,247
Alps Alpine Co. Ltd.	576,953	4,240,317
Amada Co. Ltd.	360,270	4,001,796
Asahi Group Holdings Ltd.	382,659	13,123,463
Asahi Kasei Corp.	2,362,783	16,441,762
Astellas Pharma, Inc.	1,082,031	11,939,428
Bandai Namco Holdings, Inc.	320,483	6,194,677
Bridgestone Corp.	658,614	28,365,243
Brother Industries Ltd.	385,383	6,461,673
Canon, Inc.	1,028,165	30,068,004
Central Japan Railway Co.	693,111	17,453,968
Chubu Electric Power Co., Inc.	1,298,696	16,195,738
Chugai Pharmaceutical Co. Ltd.	184,331	7,389,497
Chugoku Electric Power Co., Inc.	662,836	4,475,151
Coca-Cola Bottlers Japan Holdings, Inc.	319,580	4,233,095
COMSYS Holdings Corp.	161,049	3,557,346
Concordia Financial Group Ltd.	614,328	3,111,249
Cosmo Energy Holdings Co. Ltd.	213,536	9,511,890
Dai Nippon Printing Co. Ltd.	326,047	9,513,244
Daicel Corp.	365,069	3,451,411
Daido Steel Co. Ltd.	317,368	3,752,139
Daifuku Co. Ltd.	169,959	4,026,689
Dai-ichi Life Holdings, Inc.	844,922	19,238,954
Daiichi Sankyo Co. Ltd.	320,344	10,646,028
Daikin Industries Ltd.	113,326	16,033,127
Daito Trust Construction Co. Ltd.	82,527	9,795,498
Daiwa House Industry Co. Ltd.	968,873	28,029,800
Daiwa Securities Group, Inc.	994,752	7,324,225
Daiwabo Holdings Co. Ltd.	181,876	3,186,810
Denka Co. Ltd.	175,744	2,883,860
Denso Corp.	1,628,043	29,956,774
Dentsu Group, Inc.	157,867	4,375,174
DIC Corp.	226,373	4,366,532
Dowa Holdings Co. Ltd.	91,304	3,189,875
East Japan Railway Co.	327,196	19,379,919
Ebara Corp.	77,503	6,532,374
EDION Corp.	316,791	3,253,209
Eisai Co. Ltd.	120,811	5,048,119
Electric Power Development Co. Ltd.	385,358	6,338,955
ENEOS Holdings, Inc.	9,988,520	43,132,094
EXEO Group, Inc.	159,666	3,358,245
FANUC Corp.	397,268	11,604,568
Fast Retailing Co. Ltd.	36,067	10,424,657
Fuji Electric Co. Ltd.	117,171	7,124,047
FUJIFILM Holdings Corp.	272,113	17,313,637
Fujikura Ltd.	421,598	5,149,203
Fujitsu Ltd.	179,147	27,990,597
Furukawa Electric Co. Ltd.	208,760	4,134,890
GS Yuasa Corp.	133,151	2,504,310
SECURITY	NUMBER OF SHARES	VALUE ($)
Hakuhodo DY Holdings, Inc.	380,844	3,540,753
Hankyu Hanshin Holdings, Inc.	141,453	4,079,993
Hanwa Co. Ltd.	113,340	4,308,843
Haseko Corp.	404,770	5,015,340
Hino Motors Ltd. *	1,088,745	3,622,603
Hitachi Construction Machinery Co. Ltd.	123,623	3,571,496
Hitachi Ltd.	784,222	66,360,471
Hokkaido Electric Power Co., Inc.	724,298	3,319,760
Honda Motor Co. Ltd.	9,091,056	108,239,873
Hoya Corp.	86,571	11,270,368
Idemitsu Kosan Co. Ltd.	3,573,074	22,631,617
IHI Corp.	189,995	4,184,028
Iida Group Holdings Co. Ltd.	302,859	3,908,413
INFRONEER Holdings, Inc.	251,332	2,578,475
Inpex Corp.	1,013,504	13,617,669
Isetan Mitsukoshi Holdings Ltd.	376,252	5,314,336
Isuzu Motors Ltd.	759,681	10,821,406
ITOCHU Corp.	1,140,951	49,672,190
Itoham Yonekyu Holdings, Inc.	97,337	2,672,914
Iwatani Corp.	70,515	3,507,611
J Front Retailing Co. Ltd.	232,647	2,309,061
Japan Exchange Group, Inc.	155,400	4,063,844
Japan Post Holdings Co. Ltd.	2,646,062	25,573,119
Japan Post Insurance Co. Ltd.	297,306	5,486,465
Japan Tobacco, Inc.	888,176	23,096,018
JFE Holdings, Inc.	1,198,167	19,653,237
JGC Holdings Corp.	239,736	2,182,403
JSR Corp.	120,662	3,242,484
JTEKT Corp.	617,909	5,755,096
Kajima Corp.	649,431	12,051,811
Kaneka Corp.	151,245	3,636,873
Kanematsu Corp.	181,895	2,900,938
Kansai Electric Power Co., Inc.	1,179,133	15,130,119
Kao Corp.	384,409	14,629,476
Kawasaki Heavy Industries Ltd.	217,659	6,010,454
Kawasaki Kisen Kaisha Ltd.	126,805	6,060,240
KDDI Corp.	1,515,293	46,105,728
Kewpie Corp.	203,156	3,787,712
Keyence Corp.	22,654	10,601,230
Kikkoman Corp.	76,250	4,993,160
Kinden Corp.	215,232	3,670,607
Kintetsu Group Holdings Co. Ltd.	110,217	3,391,859
Kirin Holdings Co. Ltd.	759,635	10,579,670
Kobe Steel Ltd.	775,882	10,632,284
Koito Manufacturing Co. Ltd.	302,944	3,834,619
Komatsu Ltd.	875,148	25,411,861
Konica Minolta, Inc. *	1,544,583	5,097,010
K's Holdings Corp.	399,256	3,461,179
Kubota Corp.	893,076	13,091,526
Kuraray Co. Ltd.	535,115	5,409,427
Kurita Water Industries Ltd.	64,684	2,631,529
Kyocera Corp.	1,056,830	15,566,124
Kyushu Electric Power Co., Inc. *	1,392,707	11,384,894
Kyushu Railway Co.	146,305	3,365,592
Lion Corp.	260,686	2,300,837
Lixil Corp.	540,278	6,930,806
LY Corp.	1,357,034	3,743,698
Makita Corp.	208,589	5,445,027
Marubeni Corp.	1,408,379	23,261,261
MatsukiyoCocokara & Co.	223,743	3,708,869
Mazda Motor Corp.	1,536,034	18,042,011
Medipal Holdings Corp.	401,943	6,084,064
MEIJI Holdings Co. Ltd.	374,261	8,444,440
MINEBEA MITSUMI, Inc.	394,259	8,152,814
MISUMI Group, Inc.	171,752	2,623,272
Mitsubishi Chemical Group Corp.	2,638,465	15,134,110
Mitsubishi Corp.	3,545,850	75,930,041
See financial notes
Schwab Fundamental Index ETFs | Annual Report73

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Electric Corp.	2,595,358	41,296,486
Mitsubishi Estate Co. Ltd.	877,702	13,490,703
Mitsubishi Gas Chemical Co., Inc.	315,631	5,145,585
Mitsubishi Heavy Industries Ltd.	333,304	26,333,399
Mitsubishi Materials Corp.	374,955	6,559,896
Mitsubishi Motors Corp.	915,192	2,823,783
Mitsubishi Shokuhin Co. Ltd.	92,500	3,324,982
Mitsubishi UFJ Financial Group, Inc.	6,321,078	65,123,955
Mitsui & Co. Ltd.	1,226,065	53,680,791
Mitsui Chemicals, Inc.	300,981	8,341,479
Mitsui Fudosan Co. Ltd.	686,678	18,631,652
Mitsui Mining & Smelting Co. Ltd.	121,063	3,568,718
Mitsui OSK Lines Ltd.	286,372	9,819,343
Mizuho Financial Group, Inc.	1,663,765	31,136,539
Morinaga Milk Industry Co. Ltd.	136,527	2,835,077
MS&AD Insurance Group Holdings, Inc.	409,987	20,298,013
Murata Manufacturing Co. Ltd.	993,800	20,072,542
Nagase & Co. Ltd.	230,421	3,836,501
Nagoya Railroad Co. Ltd.	205,020	2,929,346
NEC Corp.	331,258	22,331,751
NGK Insulators Ltd.	319,079	4,165,700
NH Foods Ltd.	235,583	8,257,289
NHK Spring Co. Ltd.	339,754	3,264,290
Nichirei Corp.	144,295	3,622,077
NIDEC Corp.	220,604	8,373,430
Nikon Corp.	373,397	3,693,554
Nintendo Co. Ltd.	453,757	25,466,418
Nippon Electric Glass Co. Ltd.	133,738	3,231,086
Nippon Light Metal Holdings Co. Ltd.	230,233	2,658,132
Nippon Paper Industries Co. Ltd. *	447,283	3,409,834
Nippon Steel Corp.	1,236,593	30,693,813
Nippon Telegraph & Telephone Corp.	31,356,353	38,192,444
Nippon Yusen KK	516,154	16,456,784
Nissan Chemical Corp.	65,210	2,724,381
Nissan Motor Co. Ltd.	5,484,803	21,577,150
Nisshin Seifun Group, Inc.	322,859	4,476,064
Nissin Foods Holdings Co. Ltd.	92,049	2,691,912
Nissui Corp.	542,170	3,450,733
Niterra Co. Ltd.	210,174	6,376,696
Nitori Holdings Co. Ltd.	42,225	6,201,012
Nitto Denko Corp.	146,150	13,426,622
NOK Corp.	275,519	3,903,508
Nomura Holdings, Inc.	2,157,225	12,262,758
Nomura Real Estate Holdings, Inc.	110,467	2,747,836
Nomura Research Institute Ltd.	157,181	4,414,972
NSK Ltd.	945,031	5,176,929
NTT Data Group Corp.	531,096	8,638,693
Obayashi Corp.	1,213,844	11,755,642
Oji Holdings Corp.	2,057,523	8,059,903
Olympus Corp.	417,727	5,950,384
Omron Corp.	143,564	5,325,498
Ono Pharmaceutical Co. Ltd.	217,742	3,619,577
Oriental Land Co. Ltd.	74,679	2,675,910
ORIX Corp.	833,356	17,466,679
Osaka Gas Co. Ltd.	599,965	12,001,705
Otsuka Corp.	83,385	3,665,887
Otsuka Holdings Co. Ltd.	321,094	13,047,997
PALTAC Corp.	85,540	2,393,543
Pan Pacific International Holdings Corp.	168,842	3,976,535
Panasonic Holdings Corp.	3,560,176	33,789,203
Penta-Ocean Construction Co. Ltd.	439,612	2,277,805
Persol Holdings Co. Ltd.	1,962,829	2,836,640
Recruit Holdings Co. Ltd.	545,535	22,029,889
Renesas Electronics Corp.	300,809	4,933,091
Rengo Co. Ltd.	471,240	3,145,063
Resona Holdings, Inc.	1,227,700	6,693,414
SECURITY	NUMBER OF SHARES	VALUE ($)
Resonac Holdings Corp.	345,770	8,351,430
Ricoh Co. Ltd.	1,262,080	10,498,360
Rohm Co. Ltd.	237,148	4,028,521
Ryohin Keikaku Co. Ltd.	257,374	4,065,158
San-Ai Obbli Co. Ltd.	235,008	3,080,682
Sankyu, Inc.	89,804	3,174,671
Santen Pharmaceutical Co. Ltd.	321,968	3,197,738
Sanwa Holdings Corp.	210,771	3,737,464
SBI Holdings, Inc.	204,580	5,501,667
Secom Co. Ltd.	138,646	10,115,683
Seiko Epson Corp.	364,222	5,891,504
Seino Holdings Co. Ltd.	254,407	3,600,147
Sekisui Chemical Co. Ltd.	486,300	6,852,453
Sekisui House Ltd.	738,212	16,473,763
Seven & i Holdings Co. Ltd. (a)	2,125,338	31,666,358
SG Holdings Co. Ltd.	391,217	4,908,836
Sharp Corp. *	395,950	2,157,394
Shikoku Electric Power Co., Inc.	374,551	2,725,236
Shimadzu Corp.	127,939	3,490,178
Shimamura Co. Ltd.	64,413	3,430,454
Shimano, Inc.	36,134	5,036,114
Shimizu Corp.	1,006,966	5,845,207
Shin-Etsu Chemical Co. Ltd.	851,846	36,351,576
Shionogi & Co. Ltd.	133,766	6,688,747
Shiseido Co. Ltd.	177,956	4,811,839
SMC Corp.	18,488	11,135,787
SoftBank Corp.	2,777,571	36,605,591
SoftBank Group Corp.	1,103,158	64,787,592
Sohgo Security Services Co. Ltd.	467,080	2,591,144
Sojitz Corp.	325,534	8,262,869
Sompo Holdings, Inc.	290,840	17,065,256
Sony Group Corp.	597,372	51,666,871
Stanley Electric Co. Ltd.	203,796	3,488,510
Subaru Corp.	1,136,823	25,855,185
SUMCO Corp.	268,815	4,209,944
Sumitomo Chemical Co. Ltd. (a)	4,009,773	8,139,033
Sumitomo Corp.	1,157,072	27,111,990
Sumitomo Electric Industries Ltd.	1,618,510	24,012,170
Sumitomo Forestry Co. Ltd.	167,457	4,787,523
Sumitomo Heavy Industries Ltd.	251,665	7,494,293
Sumitomo Metal Mining Co. Ltd.	257,669	6,721,051
Sumitomo Mitsui Financial Group, Inc.	828,098	46,165,896
Sumitomo Mitsui Trust Holdings, Inc.	457,121	9,281,691
Sumitomo Realty & Development Co. Ltd.	295,949	8,775,450
Sumitomo Rubber Industries Ltd.	473,610	5,518,647
Sundrug Co. Ltd.	93,458	2,917,948
Suntory Beverage & Food Ltd.	124,561	4,096,273
Suzuken Co. Ltd.	243,458	7,251,525
Suzuki Motor Corp.	602,717	26,485,399
Sysmex Corp.	65,421	3,680,396
T&D Holdings, Inc.	278,996	4,852,185
Taiheiyo Cement Corp.	322,441	6,771,110
Taisei Corp.	287,537	9,042,805
Taiyo Yuden Co. Ltd.	112,503	2,457,973
Takashimaya Co. Ltd.	172,878	2,603,508
Takeda Pharmaceutical Co. Ltd.	1,125,281	32,983,282
TDK Corp.	290,010	15,086,643
Teijin Ltd.	569,859	4,835,444
Terumo Corp.	231,714	9,035,097
TIS, Inc.	145,057	3,270,979
Tobu Railway Co. Ltd.	131,041	3,350,664
Toho Gas Co. Ltd.	182,204	3,655,767
Toho Holdings Co. Ltd.	148,532	3,138,950
Tohoku Electric Power Co., Inc.	1,625,931	11,026,391
Tokio Marine Holdings, Inc.	1,013,018	29,618,272
Tokuyama Corp.	156,848	2,544,444
See financial notes
74Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyo Electric Power Co. Holdings, Inc. *	5,812,660	31,457,571
Tokyo Electron Ltd.	154,279	38,005,390
Tokyo Gas Co. Ltd.	604,235	13,237,700
Tokyu Corp.	367,893	4,580,535
Tokyu Fudosan Holdings Corp.	682,795	4,482,624
TOPPAN Holdings, Inc.	385,220	9,170,434
Toray Industries, Inc.	2,407,564	11,107,256
Tosoh Corp.	577,492	7,867,349
TOTO Ltd.	146,482	3,962,756
Toyo Seikan Group Holdings Ltd.	282,369	4,750,485
Toyo Suisan Kaisha Ltd.	68,586	3,989,508
Toyoda Gosei Co. Ltd.	158,805	3,269,047
Toyota Industries Corp.	147,690	14,693,019
Toyota Motor Corp.	10,452,437	252,878,161
Toyota Tsusho Corp.	323,358	20,900,416
TS Tech Co. Ltd.	187,874	2,431,429
Tsuruha Holdings, Inc.	53,326	4,026,083
UBE Corp.	257,123	4,312,870
Unicharm Corp.	121,215	4,029,972
West Japan Railway Co.	188,843	7,861,834
Yakult Honsha Co. Ltd.	131,770	2,841,943
Yamada Holdings Co. Ltd.	2,042,174	5,878,055
Yamaha Corp.	117,412	2,566,010
Yamaha Motor Co. Ltd.	1,240,818	11,104,936
Yamato Holdings Co. Ltd.	545,256	8,287,949
Yamazaki Baking Co. Ltd.	198,777	4,681,559
Yaskawa Electric Corp.	93,698	3,830,681
Yokogawa Electric Corp.	165,586	3,500,462
Yokohama Rubber Co. Ltd.	208,629	5,546,434
		3,467,802,004

Netherlands 2.7%
Aalberts NV	68,418	3,072,600
ABN AMRO Bank NV, GDR	434,525	6,982,788
Aegon Ltd.	1,901,532	11,412,246
Akzo Nobel NV	232,414	16,936,474
Aperam SA	84,143	2,571,404
ArcelorMittal SA	1,172,765	30,610,887
ASML Holding NV	51,344	48,366,658
ASR Nederland NV	136,672	6,304,962
DSM-Firmenich AG	102,133	10,941,803
EXOR NV	219,284	23,682,366
Heineken Holding NV	83,014	6,414,121
Heineken NV	107,261	9,914,915
ING Groep NV, Series N	2,519,437	34,598,139
Koninklijke Ahold Delhaize NV	1,470,619	43,796,178
Koninklijke KPN NV	2,490,668	9,118,123
Koninklijke Philips NV	991,964	19,861,050
NN Group NV	403,344	18,009,118
Prosus NV	137,551	4,017,485
Randstad NV	190,470	10,499,609
SBM Offshore NV	201,749	2,868,761
Signify NV	162,563	4,359,238
Wolters Kluwer NV	55,040	8,687,053
		333,025,978

New Zealand 0.1%
Fletcher Building Ltd.	1,171,781	2,927,022
Spark New Zealand Ltd.	1,164,109	3,595,814
		6,522,836

Norway 0.6%
Aker BP ASA	130,437	3,171,320
DNB Bank ASA	640,657	12,832,180
SECURITY	NUMBER OF SHARES	VALUE ($)
Equinor ASA	836,197	20,642,116
Mowi ASA	314,308	6,076,063
Norsk Hydro ASA	1,421,228	7,313,138
Orkla ASA	602,439	4,323,090
Subsea 7 SA	257,261	3,760,888
Telenor ASA	920,678	10,093,429
Yara International ASA	208,337	6,486,422
		74,698,646

Poland 0.2%
KGHM Polska Miedz SA	149,860	4,050,981
ORLEN SA	699,375	10,869,696
PGE Polska Grupa Energetyczna SA *	1,435,868	2,870,368
Powszechna Kasa Oszczednosci Bank Polski SA	389,067	5,420,538
Powszechny Zaklad Ubezpieczen SA	539,134	6,639,302
		29,850,885

Portugal 0.2%
EDP - Energias de Portugal SA	2,454,220	9,770,817
Galp Energia SGPS SA	559,009	8,813,856
Jeronimo Martins SGPS SA	159,551	3,819,199
		22,403,872

Republic of Korea 6.5%
Amorepacific Corp.	28,966	2,601,632
BNK Financial Group, Inc.	694,620	3,912,323
CJ CheilJedang Corp.	19,283	4,337,082
CJ Corp. *	73,620	5,357,298
Coway Co. Ltd.	68,085	2,771,258
DB Insurance Co. Ltd. *	76,985	5,712,014
DL E&C Co. Ltd.	164,965	4,583,738
Doosan Enerbility Co. Ltd. *	225,778	2,753,556
E-MART, Inc. *	86,259	4,793,606
GS Engineering & Construction Corp. *	254,057	3,043,113
GS Holdings Corp.	206,524	7,452,297
Hana Financial Group, Inc.	413,758	17,586,890
Hankook Tire & Technology Co. Ltd.	141,387	5,754,863
Hanwha Corp.	217,394	4,799,777
Hanwha Galleria Corp. *	74,854	81,622
Hanwha Solutions Corp.	108,248	2,255,844
HD Hyundai Co. Ltd.	120,687	6,407,758
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	43,120	3,623,557
HMM Co. Ltd. *	290,321	3,983,302
Hyundai Engineering & Construction Co. Ltd. *	164,249	4,280,144
Hyundai Glovis Co. Ltd. *	34,940	4,998,551
Hyundai Marine & Fire Insurance Co. Ltd. *	141,297	3,342,487
Hyundai Mobis Co. Ltd.	112,957	20,570,796
Hyundai Motor Co.	196,602	36,984,681
Hyundai Steel Co. *	291,708	7,875,415
Industrial Bank of Korea *	409,507	4,305,420
KB Financial Group, Inc.	459,129	21,894,481
Kia Corp. *	366,089	34,228,057
Korea Electric Power Corp.	1,153,314	21,479,564
Korea Gas Corp. *	129,927	2,829,591
Korea Zinc Co. Ltd.	9,916	3,332,390
Korean Air Lines Co. Ltd.	181,853	3,141,048
KT&G Corp.	98,017	6,845,585
Kumho Petrochemical Co. Ltd. *	33,515	3,722,491
LG Chem Ltd.	30,693	10,441,521
LG Corp.	53,413	3,758,484
LG Display Co. Ltd.	591,344	5,053,691
See financial notes
Schwab Fundamental Index ETFs | Annual Report75

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
LG Electronics, Inc.	230,612	16,435,175
LG H&H Co. Ltd.	12,594	3,017,037
LG Innotek Co. Ltd.	15,193	2,304,736
LG Uplus Corp.	722,509	5,599,499
Lotte Chemical Corp.	49,405	4,541,283
Lotte Shopping Co. Ltd.	48,659	2,835,640
NAVER Corp.	29,998	4,392,918
POSCO Holdings, Inc.	140,003	45,367,448
Posco International Corp. *	90,031	3,792,985
Samsung C&T Corp.	103,178	12,141,779
Samsung Electro-Mechanics Co. Ltd.	53,132	5,586,122
Samsung Electronics Co. Ltd.	4,519,072	249,098,742
Samsung Fire & Marine Insurance Co. Ltd. *	43,685	9,776,307
Samsung Life Insurance Co. Ltd.	100,601	7,320,694
Samsung SDI Co. Ltd.	14,814	4,194,111
Samsung SDS Co. Ltd.	42,122	5,061,219
Shinhan Financial Group Co. Ltd.	615,601	20,133,241
SK Hynix, Inc.	531,321	62,325,278
SK Innovation Co. Ltd. *	92,336	8,119,965
SK, Inc.	131,494	18,940,034
S-Oil Corp.	59,225	3,398,010
Woori Financial Group, Inc.	938,587	10,502,363
		795,780,513

Singapore 0.6%
ComfortDelGro Corp. Ltd.	3,318,821	3,332,150
DBS Group Holdings Ltd.	737,475	18,280,560
Jardine Cycle & Carriage Ltd.	112,596	2,131,168
Keppel Ltd.	878,442	4,729,972
Oversea-Chinese Banking Corp. Ltd.	1,570,236	15,158,161
Singapore Airlines Ltd.	622,402	2,994,899
Singapore Telecommunications Ltd.	5,412,106	9,458,909
United Overseas Bank Ltd.	580,766	12,072,296
Venture Corp. Ltd.	264,602	2,755,041
Wilmar International Ltd.	3,065,872	7,570,054
		78,483,210

Spain 2.8%
Acciona SA	14,836	1,660,867
Acerinox SA	282,326	3,096,437
ACS Actividades de Construccion y Servicios SA	263,105	10,802,245
Aena SME SA	23,353	4,426,296
Amadeus IT Group SA	91,172	5,365,229
Banco Bilbao Vizcaya Argentaria SA	5,373,677	53,417,752
Banco de Sabadell SA	5,636,464	7,301,103
Banco Santander SA	20,551,489	85,523,156
CaixaBank SA	912,735	4,118,778
Enagas SA	171,362	2,474,690
Endesa SA	293,082	5,277,522
Ferrovial SE	114,251	4,284,014
Grifols SA *	249,635	2,048,762
Iberdrola SA	3,782,896	43,474,693
Industria de Diseno Textil SA	401,766	17,829,968
Mapfre SA	1,395,157	2,957,639
Naturgy Energy Group SA (a)	111,169	2,632,198
Redeia Corp. SA	242,834	3,862,909
Repsol SA	1,819,682	28,996,021
Telefonica SA	12,502,700	51,318,537
		340,868,816

Sweden 2.2%
Alfa Laval AB	113,107	4,259,774
Assa Abloy AB, B Shares	362,422	10,346,458
SECURITY	NUMBER OF SHARES	VALUE ($)
Atlas Copco AB, A Shares	672,497	11,682,234
Atlas Copco AB, B Shares	396,571	5,934,701
Boliden AB	279,923	7,097,188
Electrolux AB, B Shares *	336,108	2,877,923
Epiroc AB, A Shares	180,215	3,269,923
Epiroc AB, B Shares	115,612	1,908,347
Essity AB, B Shares	385,695	9,009,223
H & M Hennes & Mauritz AB, B Shares	577,045	7,833,016
Hexagon AB, B Shares	492,136	5,771,538
Husqvarna AB, B Shares	348,686	2,691,104
Industrivarden AB, A Shares	60,856	2,077,848
Industrivarden AB, C Shares	56,378	1,919,504
Investor AB, A Shares	267,343	6,634,841
Investor AB, B Shares	954,834	24,028,990
Sandvik AB	550,390	12,388,157
Securitas AB, B Shares	636,987	6,854,684
Skandinaviska Enskilda Banken AB, A Shares	727,047	10,806,511
Skanska AB, B Shares	513,795	9,483,964
SKF AB, B Shares	376,328	8,212,155
SSAB AB, A Shares	326,085	2,552,598
SSAB AB, B Shares	801,302	6,278,800
Svenska Cellulosa AB SCA, B Shares	245,329	3,476,943
Svenska Handelsbanken AB, A Shares	927,031	11,091,277
Swedbank AB, A Shares	643,703	14,146,293
Tele2 AB, B Shares	627,449	5,270,658
Telefonaktiebolaget LM Ericsson, B Shares	2,529,750	13,747,140
Telia Co. AB	4,532,701	10,806,695
Trelleborg AB, B Shares	128,263	4,661,991
Volvo AB, A Shares	189,236	5,281,626
Volvo AB, B Shares	1,267,144	34,913,216
Volvo Car AB, B Shares *	695,064	2,536,433
		269,851,753

Switzerland 4.9%
ABB Ltd.	564,210	26,091,228
Adecco Group AG	295,692	11,897,527
Alcon, Inc.	97,107	8,290,846
Baloise Holding AG	23,078	3,737,349
Barry Callebaut AG	1,887	2,661,580
Chocoladefabriken Lindt & Spruengli AG	18	2,170,916
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	228	2,801,613
Cie Financiere Richemont SA, Class A	127,932	20,427,278
DKSH Holding AG	41,378	3,052,071
Galenica AG	29,488	2,543,426
Geberit AG	10,503	6,121,333
Georg Fischer AG	43,670	3,248,407
Givaudan SA	1,999	8,415,528
Helvetia Holding AG	17,554	2,489,915
Holcim AG	403,486	33,037,693
Julius Baer Group Ltd.	75,934	4,077,178
Kuehne & Nagel International AG	18,367	6,207,506
Logitech International SA	56,711	5,022,229
Lonza Group AG	12,663	6,643,923
Nestle SA	942,854	98,252,550
Novartis AG	681,548	69,265,494
Partners Group Holding AG	4,550	6,557,209
Roche Holding AG	356,956	94,027,533
Roche Holding AG, Bearer Shares	14,895	4,151,079
Sandoz Group AG *	134,541	4,195,668
Schindler Holding AG	8,776	2,240,469
See financial notes
76Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Schindler Holding AG, Participation Certificates	16,040	4,242,480
SGS SA	55,749	5,368,821
Sika AG	24,619	7,143,438
Sonova Holding AG	14,415	4,457,674
Swatch Group AG	33,976	1,560,762
Swatch Group AG, Bearer Shares	20,170	4,778,220
Swiss Life Holding AG	15,090	10,995,110
Swiss Prime Site AG	32,424	3,111,496
Swiss Re AG	147,158	17,815,051
Swisscom AG	16,144	9,266,001
UBS Group AG	1,724,368	49,368,369
Zurich Insurance Group AG	71,704	38,272,534
		594,007,504

United Kingdom 14.0%
3i Group PLC	290,206	9,059,932
abrdn PLC	2,874,662	5,723,543
Admiral Group PLC	129,040	4,351,690
Anglo American PLC	1,391,019	29,930,280
Antofagasta PLC	206,193	4,740,474
Ashtead Group PLC	159,793	11,480,994
Associated British Foods PLC	307,410	8,838,750
AstraZeneca PLC	282,495	35,673,460
Aviva PLC	3,097,758	17,488,307
B&M European Value Retail SA	616,405	4,099,776
BAE Systems PLC	1,361,169	21,384,891
Balfour Beatty PLC	701,591	3,012,099
Barclays PLC	16,721,324	34,785,989
Barratt Developments PLC	1,411,510	8,329,310
Bellway PLC	188,826	6,444,321
Berkeley Group Holdings PLC	97,100	5,702,842
BP PLC	20,410,374	118,944,011
British American Tobacco PLC	2,131,383	63,223,386
BT Group PLC	14,575,958	19,258,345
Bunzl PLC	173,789	6,931,379
Burberry Group PLC	205,947	3,347,588
Centrica PLC	5,240,163	8,342,024
Coca-Cola HBC AG	125,438	3,911,285
Compass Group PLC	730,520	20,052,349
CRH PLC	479,076	39,838,916
Croda International PLC	39,855	2,402,759
Currys PLC *	7,733,643	6,456,564
DCC PLC	145,198	10,314,808
Diageo PLC	579,801	21,723,881
Direct Line Insurance Group PLC *	2,542,946	6,497,734
Dowlais Group PLC	860,117	987,473
DS Smith PLC	1,491,843	6,078,372
Entain PLC	266,084	3,073,003
Experian PLC	206,034	8,822,080
Ferguson PLC	92,495	19,287,707
Firstgroup PLC	2,030,414	4,063,165
Flutter Entertainment PLC *	21,663	4,687,217
Glencore PLC	16,870,606	80,058,793
GSK PLC	2,469,964	52,008,451
Haleon PLC	2,942,814	12,338,269
Hays PLC	2,701,494	3,215,637
HSBC Holdings PLC	10,882,121	84,588,017
IMI PLC	130,163	2,853,379
Imperial Brands PLC	1,009,823	21,772,869
Inchcape PLC	449,357	3,876,585
Informa PLC	418,209	4,286,068
International Distributions Services PLC *	2,737,179	8,385,920
Intertek Group PLC	74,989	4,384,306
ITV PLC	4,124,009	2,918,203
J Sainsbury PLC	3,842,706	12,132,635
SECURITY	NUMBER OF SHARES	VALUE ($)
John Wood Group PLC *	2,405,675	4,485,469
Johnson Matthey PLC	384,394	7,495,378
Kingfisher PLC	4,275,872	12,683,554
Land Securities Group PLC	315,865	2,475,633
Legal & General Group PLC	4,646,363	14,229,228
Lloyds Banking Group PLC	64,888,563	38,225,027
London Stock Exchange Group PLC	37,442	4,203,874
M&G PLC	4,333,563	12,317,472
Man Group PLC	922,248	2,840,665
Marks & Spencer Group PLC	3,029,523	9,074,639
Melrose Industries PLC	726,764	5,837,683
Mondi PLC	535,353	9,538,289
National Grid PLC	2,369,240	31,093,568
NatWest Group PLC	3,483,448	10,535,674
Next PLC	54,439	5,725,238
Pearson PLC	553,759	6,728,787
Persimmon PLC	673,450	11,615,393
Phoenix Group Holdings PLC	473,507	2,978,642
Prudential PLC	1,039,381	10,223,614
Reckitt Benckiser Group PLC	216,924	13,714,414
RELX PLC	439,623	19,246,661
Rentokil Initial PLC	497,691	2,759,336
Rio Tinto PLC	1,129,811	72,586,761
Sage Group PLC	320,833	5,050,651
Severn Trent PLC	127,265	4,024,597
Shell PLC	8,727,462	271,247,989
Smith & Nephew PLC	455,060	5,989,411
Smiths Group PLC	194,934	3,965,035
Smurfit Kappa Group PLC	235,982	10,083,514
Spectris PLC	61,505	2,726,917
SSE PLC	846,338	17,402,202
St. James's Place PLC	260,838	1,659,634
Standard Chartered PLC	1,416,922	11,965,633
Tate & Lyle PLC	335,495	2,548,429
Taylor Wimpey PLC	5,339,932	9,311,420
Tesco PLC	11,595,114	40,892,268
Travis Perkins PLC	445,106	4,150,708
Unilever PLC	1,221,721	59,753,515
United Utilities Group PLC	381,678	4,948,737
Vodafone Group PLC	66,955,282	58,541,248
Whitbread PLC	69,844	2,918,173
WPP PLC	911,937	8,157,940
		1,718,062,856
Total Common Stocks (Cost $9,914,248,152)		12,042,922,941

PREFERRED STOCKS 1.2% OF NET ASSETS

Germany 0.7%
Bayerische Motoren Werke AG	76,484	8,384,316
FUCHS SE	75,627	3,222,851
Henkel AG & Co. KGaA	134,096	10,093,993
Volkswagen AG	476,867	64,680,679
		86,381,839

Italy 0.1%
Telecom Italia SpA - RSP *	22,415,512	6,988,428

Republic of Korea 0.4%
Hyundai Motor Co.	32,816	3,930,724
Hyundai Motor Co. 2nd	49,782	6,007,786
LG Chem Ltd.	4,510	1,016,071
LG H&H Co. Ltd.	1,609	186,081
See financial notes
Schwab Fundamental Index ETFs | Annual Report77

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Electronics Co. Ltd.	858,873	41,021,570
		52,162,232

Spain 0.0%
Grifols SA, B Shares *	209,303	1,163,064
Total Preferred Stocks (Cost $134,755,084)		146,695,563

RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
LG Display Co. Ltd.
expires 03/07/24, strike KRW 9,090.00 *(b)	297,770	292,940
Total Rights (Cost $0)		292,940

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	1,396	7,143
Total Warrants (Cost $0)		7,143

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	15,667,201	15,667,201
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	38,950,279	38,950,279
		54,617,480
Total Short-Term Investments (Cost $54,617,480)		54,617,480
Total Investments in Securities (Cost $10,103,620,716)		12,244,536,067

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/15/24	499	57,083,105	1,710,897

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,927,975.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
KRW —	South Korean Won
See financial notes
78Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,042,922,941	$—	$—	$12,042,922,941
Preferred Stocks[1]	146,695,563	—	—	146,695,563
Rights
Republic of Korea	—	—	292,940	292,940
Warrants
Canada	—	—	7,143	7,143
Short-Term Investments[1]	54,617,480	—	—	54,617,480
Futures Contracts[2]	1,710,897	—	—	1,710,897
Total	$12,245,946,881	$—	$300,083	$12,246,246,964

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Report79

Schwab Fundamental International Large Company Index ETF
Statement of Assets and Liabilities

As of February 29, 2024
Assets
Investments in securities, at value - unaffiliated (cost $10,103,620,716) including securities on loan of $36,927,975		$12,244,536,067
Foreign currency, at value (cost $11,245,170)		11,243,369
Deposit with broker for futures contracts		2,708,510
Receivables:
Dividends		25,645,162
Foreign tax reclaims		8,492,689
Variation margin on future contracts		122,255
Income from securities on loan	+	67,680
Total assets		12,292,815,732

Liabilities
Collateral held for securities on loan		38,950,279
Payables:
Management fees		2,369,003
Due to custodian	+	1,788
Total liabilities		41,321,070
Net assets		$12,251,494,662

Net Assets by Source
Capital received from investors		$10,687,627,023
Total distributable earnings	+	1,563,867,639
Net assets		$12,251,494,662

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,251,494,662		359,200,000		$34.11

See financial notes
80Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Statement of Operations

For the period March 1, 2023 through February 29, 2024
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $35,217,308)		$376,956,872
Interest received from securities - unaffiliated		169,215
Securities on loan, net	+	1,541,577
Total investment income		378,667,664

Expenses
Management fees		26,617,863
Professional fees	+	41,495 [1]
Total expenses		26,659,358
Expense reduction	–	41,495 [1]
Net expenses	–	26,617,863
Net investment income		352,049,801

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(70,096,649)
Net realized gains on sales of in-kind redemptions - unaffiliated		5,390,870
Net realized gains on futures contracts		3,457,955
Net realized losses on foreign currency transactions	+	(984,150)
Net realized losses		(62,231,974)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		1,151,517,392
Net change in unrealized appreciation (depreciation) on futures contracts		2,370,400
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	470,394
Net change in unrealized appreciation (depreciation)	+	1,154,358,186
Net realized and unrealized gains		1,092,126,212
Increase in net assets resulting from operations		$1,444,176,013

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab Fundamental Index ETFs | Annual Report81

Schwab Fundamental International Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/23-2/29/24		3/1/22-2/28/23
Net investment income		$352,049,801	$272,176,986
Net realized losses		(62,231,974)	(182,975,945)
Net change in unrealized appreciation (depreciation)	+	1,154,358,186	(1,522,113)
Increase in net assets resulting from operations		$1,444,176,013	$87,678,928

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($385,557,540 )	($247,435,740 )

TRANSACTIONS IN FUND SHARES
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		58,100,000	$1,865,833,766	73,900,000	$2,154,871,070
Shares redeemed	+	(500,000)	(15,553,850)	(1,200,000)	(34,098,323)
Net transactions in fund shares		57,600,000	$1,850,279,916	72,700,000	$2,120,772,747

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		301,600,000	$9,342,596,273	228,900,000	$7,381,580,338
Total increase	+	57,600,000	2,908,898,389	72,700,000	1,961,015,935
End of period		359,200,000	$12,251,494,662	301,600,000	$9,342,596,273
See financial notes
82Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$32.72	$35.86	$36.11	$28.53	$31.23
Income (loss) from investment operations:
Net investment income (loss)[1]	0.85	0.80	0.73	0.53	0.80
Net realized and unrealized gains (losses)	1.80	(3.32)	(0.01)	7.66	(2.60)
Total from investment operations	2.65	(2.52)	0.72	8.19	(1.80)
Less distributions:
Distributions from net investment income	(1.00)	(0.62)	(0.97)	(0.61)	(0.90)
Net asset value at end of period	$34.37	$32.72	$35.86	$36.11	$28.53
Total return	8.23%	(6.91%)	1.86%	28.97%	(6.06%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%[2]	0.39%	0.39%	0.39%
Net investment income (loss)	2.56%	2.53%	1.90%	1.78%	2.54%
Portfolio turnover rate[3]	22%	30%	28%	24%	31%
Net assets, end of period (x 1,000,000)	$3,206	$2,850	$2,686	$2,293	$1,900

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Report83

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Australia 5.5%
Adbri Ltd. *	1,299,607	2,648,729
ALS Ltd.	311,574	2,420,376
Ansell Ltd.	217,768	3,379,086
Appen Ltd. *(a)	608,754	223,960
ARB Corp. Ltd.	39,977	1,078,726
ASX Ltd.	70,269	3,009,351
Austal Ltd.	1,079,104	1,440,450
Bank of Queensland Ltd.	809,161	3,092,817
Bapcor Ltd.	423,300	1,640,010
Beach Energy Ltd.	2,806,201	2,923,613
Bega Cheese Ltd.	653,268	1,790,831
Bendigo & Adelaide Bank Ltd.	682,179	4,299,865
Boral Ltd. *	626,925	2,445,252
Breville Group Ltd.	82,819	1,473,841
CAR Group Ltd.	82,621	1,977,639
Challenger Ltd.	510,566	2,237,423
Champion Iron Ltd.	375,326	1,889,162
Charter Hall Group	200,262	1,632,616
Charter Hall Retail REIT	293,372	674,333
Cleanaway Waste Management Ltd.	1,684,034	2,938,778
Cochlear Ltd.	16,181	3,689,483
Collins Foods Ltd.	138,225	990,058
Coronado Global Resources, Inc.	1,501,276	1,329,476
Credit Corp. Group Ltd.	59,731	746,373
Cromwell Property Group	1,917,273	499,373
CSR Ltd.	831,929	4,783,306
Dexus	678,297	3,250,715
Domino's Pizza Enterprises Ltd.	35,508	1,041,603
Eagers Automotive Ltd.	316,445	3,051,648
Elders Ltd.	311,460	1,845,546
Evolution Mining Ltd.	1,915,384	3,679,248
EVT Ltd.	112,823	849,987
FleetPartners Group Ltd. *	786,804	1,788,023
Flight Centre Travel Group Ltd.	87,810	1,224,170
G8 Education Ltd.	1,514,581	1,247,568
GPT Group	1,050,822	2,976,457
GrainCorp Ltd., Class A	543,511	2,753,399
GUD Holdings Ltd.	113,864	867,468
Harvey Norman Holdings Ltd.	1,133,913	3,654,821
Healius Ltd. *	1,002,355	724,479
Helia Group Ltd.	546,456	1,469,557
IGO Ltd.	191,918	992,241
Iluka Resources Ltd.	264,977	1,181,898
Inghams Group Ltd.	330,761	783,965
Insignia Financial Ltd.	948,121	1,463,165
IRESS Ltd. *	225,185	1,151,040
Link Administration Holdings Ltd.	870,814	1,247,468
Lottery Corp. Ltd.	672,441	2,224,329
Lynas Rare Earths Ltd. *	126,698	481,797
Magellan Financial Group Ltd.	301,201	1,590,591
McMillan Shakespeare Ltd.	93,938	1,339,574
Monadelphous Group Ltd.	156,663	1,441,417
National Storage REIT	396,577	583,602
SECURITY	NUMBER OF SHARES	VALUE ($)
nib holdings Ltd.	443,914	2,115,880
Nine Entertainment Co. Holdings Ltd.	1,365,805	1,529,672
Northern Star Resources Ltd.	433,000	3,637,130
NRW Holdings Ltd.	1,129,789	2,192,274
Nufarm Ltd.	719,189	2,697,408
oOh!media Ltd.	867,560	1,042,262
Orora Ltd.	1,887,031	3,293,025
Perenti Ltd. *	2,448,549	1,450,880
Perpetual Ltd.	92,118	1,440,783
Perseus Mining Ltd.	699,868	799,787
Platinum Asset Management Ltd.	1,167,040	782,716
Premier Investments Ltd.	70,435	1,384,627
Qantas Airways Ltd. *	823,952	2,752,330
Qube Holdings Ltd.	1,262,918	2,672,635
Ramelius Resources Ltd.	1,128,152	1,061,492
REA Group Ltd.	9,378	1,185,330
Reece Ltd.	120,562	2,109,402
Region RE Ltd.	649,800	935,089
Regis Resources Ltd. *	1,517,820	1,793,817
Reliance Worldwide Corp. Ltd.	683,386	2,438,528
Sandfire Resources Ltd. *	445,203	2,200,296
SEEK Ltd.	144,596	2,469,652
Service Stream Ltd.	1,658,345	1,214,811
Seven Group Holdings Ltd.	97,242	2,438,420
Sigma Healthcare Ltd.	3,888,769	2,899,338
Silver Lake Resources Ltd. *	1,184,381	832,907
Southern Cross Media Group Ltd.	1,338,766	801,999
St Barbara Ltd. *	7,215,594	704,765
Star Entertainment Group Ltd. *	5,392,774	1,825,983
Steadfast Group Ltd.	290,454	1,095,058
Super Retail Group Ltd.	269,106	2,857,976
Tabcorp Holdings Ltd.	1,451,036	708,632
TPG Telecom Ltd.	428,182	1,307,623
Vicinity Ltd.	3,244,293	4,098,293
Viva Energy Group Ltd.	2,030,915	4,853,321
Washington H Soul Pattinson & Co. Ltd.	91,569	2,059,453
Waypoint REIT Ltd.	414,791	634,714
Westgold Resources Ltd. *	648,478	827,623
Whitehaven Coal Ltd.	718,247	3,236,392
Yancoal Australia Ltd. (a)	281,494	1,090,604
		175,633,630

Austria 0.6%
ANDRITZ AG	76,567	4,813,992
AT&S Austria Technologie & Systemtechnik AG (a)	37,988	772,022
CA Immobilien Anlagen AG	24,194	777,592
EVN AG	46,305	1,202,615
Lenzing AG *(a)	33,210	1,040,411
Mayr Melnhof Karton AG	13,779	1,759,492
Oesterreichische Post AG (a)	45,796	1,484,267
Strabag SE	53,290	2,514,316
UNIQA Insurance Group AG	160,803	1,407,765
Verbund AG	23,426	1,698,481
See financial notes
84Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vienna Insurance Group AG Wiener Versicherung Gruppe	57,445	1,669,107
		19,140,060

Belgium 1.0%
Ackermans & van Haaren NV	22,557	3,790,883
Aedifica SA	11,841	674,644
Barco NV	64,243	1,141,528
Bekaert SA	75,598	3,743,553
bpost SA	538,227	2,021,076
Cofinimmo SA *	21,429	1,338,028
D'ieteren Group	15,580	3,001,063
Elia Group SA	23,030	2,559,481
Euronav NV	97,584	1,726,041
Fagron	42,297	822,518
Gimv NV	16,203	775,883
KBC Ancora	24,477	1,147,451
Lotus Bakeries NV	92	866,153
Melexis NV	12,122	1,017,943
Ontex Group NV *	315,570	2,527,057
Recticel SA	70,898	883,841
Sofina SA	13,036	2,970,916
Warehouses De Pauw CVA	38,184	1,019,798
		32,027,857

Canada 7.8%
ADENTRA, Inc.	39,047	1,065,743
Advantage Energy Ltd. *	111,212	823,216
Aecon Group, Inc.	230,439	2,417,626
Ag Growth International, Inc.	17,466	728,464
Air Canada *	129,584	1,731,162
Alamos Gold, Inc., Class A	172,466	2,035,743
Algoma Steel Group, Inc.	388,477	3,150,549
Allied Properties Real Estate Investment Trust	127,497	1,597,061
Altus Group Ltd.	21,524	794,881
Aritzia, Inc. *	37,828	1,000,956
Artis Real Estate Investment Trust	231,532	957,640
ATS Corp. *	24,823	935,930
AutoCanada, Inc. *	78,870	1,244,964
Badger Infrastructure Solution	37,271	1,279,417
Baytex Energy Corp.	485,664	1,550,430
Birchcliff Energy Ltd.	269,188	1,071,711
BlackBerry Ltd. *	179,776	503,667
Boardwalk Real Estate Investment Trust	19,733	1,106,130
Bombardier, Inc., Class B *	64,077	2,322,428
Boralex, Inc., Class A	41,300	908,305
Boyd Group Services, Inc.	10,353	2,431,182
Brookfield Business Corp., Class A	75,207	1,724,990
Brookfield Infrastructure Corp., Class A	120,405	3,997,373
Brookfield Reinsurance Ltd. *	32,029	1,305,388
Brookfield Renewable Corp., Class A	64,763	1,538,441
BRP, Inc.	27,858	1,839,879
CAE, Inc. *	164,359	3,070,636
Cameco Corp.	77,895	3,158,643
Canaccord Genuity Group, Inc.	178,097	1,057,014
Canada Goose Holdings, Inc. *(a)	42,028	572,933
Canadian Apartment Properties REIT	86,470	3,035,232
Canadian Western Bank	106,028	2,266,194
Canfor Corp. *	232,994	2,839,526
Capital Power Corp.	118,013	3,336,748
Cascades, Inc.	414,906	3,218,057
Celestica, Inc. *	234,017	9,951,783
Centerra Gold, Inc.	625,492	3,140,488
CES Energy Solutions Corp.	504,770	1,589,094
SECURITY	NUMBER OF SHARES	VALUE ($)
Chartwell Retirement Residences	218,397	1,957,981
Chemtrade Logistics Income Fund	228,297	1,360,003
Choice Properties Real Estate Investment Trust	145,518	1,436,566
Chorus Aviation, Inc. *	373,303	575,223
Cineplex, Inc. *	116,036	676,702
Cogeco Communications, Inc.	23,751	1,045,755
Cogeco, Inc.	31,316	1,325,969
Colliers International Group, Inc.	12,379	1,441,380
Crombie Real Estate Investment Trust	133,169	1,359,819
Definity Financial Corp.	29,011	981,542
Descartes Systems Group, Inc. *	11,818	1,024,921
Doman Building Materials Group Ltd.	214,408	1,282,006
Dorel Industries, Inc., Class B *	259,584	1,148,305
Dream Industrial Real Estate Investment Trust	76,015	712,317
Dream Office Real Estate Investment Trust	47,059	520,424
Dundee Precious Metals, Inc.	168,741	1,142,067
ECN Capital Corp.	341,934	703,355
Eldorado Gold Corp. *	155,773	1,620,494
Element Fleet Management Corp.	217,622	3,634,120
Enerflex Ltd.	329,894	1,921,453
Enerplus Corp.	130,976	2,322,389
Enghouse Systems Ltd.	29,670	776,121
Ensign Energy Services, Inc. *	598,380	922,044
EQB, Inc.	13,139	834,828
Equinox Gold Corp. *	192,381	782,942
ERO Copper Corp. *	44,400	756,831
Exchange Income Corp.	24,147	862,730
Extendicare, Inc.	138,262	689,093
Fiera Capital Corp.	142,678	870,995
First Capital Real Estate Investment Trust	236,275	2,707,055
FirstService Corp.	12,631	2,079,852
Fortuna Silver Mines, Inc. *	286,571	779,627
Frontera Energy Corp. *	221,395	1,286,241
GFL Environmental, Inc.	51,371	1,853,196
Gibson Energy, Inc.	249,394	4,127,913
goeasy Ltd.	8,450	1,037,225
Granite Real Estate Investment Trust	20,007	1,063,077
H&R Real Estate Investment Trust	425,084	2,786,152
Hudbay Minerals, Inc.	426,366	2,511,641
IAMGOLD Corp. *	947,004	2,471,629
IGM Financial, Inc.	93,321	2,452,828
Innergex Renewable Energy, Inc.	126,545	788,370
Interfor Corp. *	213,587	3,195,105
International Petroleum Corp. *	109,367	1,152,250
Kelt Exploration Ltd. *	145,026	625,504
Killam Apartment Real Estate Investment Trust	70,201	984,941
Laurentian Bank of Canada	65,369	1,271,378
Maple Leaf Foods, Inc.	121,194	2,063,162
Martinrea International, Inc.	303,002	3,105,192
Mattr Corp. *	102,494	1,141,803
MEG Energy Corp. *	221,102	4,735,513
Mullen Group Ltd.	154,348	1,706,949
NFI Group, Inc. *	273,417	2,443,185
North West Co., Inc.	78,792	2,341,656
NorthWest Healthcare Properties Real Estate Investment Trust	239,376	702,412
NuVista Energy Ltd. *	131,460	1,128,171
Obsidian Energy Ltd. *	115,230	817,276
OceanaGold Corp.	1,039,572	1,724,508
Pan American Silver Corp.	248,351	3,083,445
Paramount Resources Ltd., Class A	31,495	691,272
Parex Resources, Inc.	178,960	2,889,537
See financial notes
Schwab Fundamental Index ETFs | Annual Report85

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pason Systems, Inc.	76,407	779,646
Peyto Exploration & Development Corp.	183,838	1,909,741
PrairieSky Royalty Ltd.	57,958	1,035,369
Precision Drilling Corp. *	31,139	1,850,869
Premium Brands Holdings Corp.	36,948	2,444,313
Primaris Real Estate Investment Trust	63,421	630,773
Primo Water Corp.	177,445	2,883,391
Quebecor, Inc., Class B	78,408	1,834,829
RB Global, Inc.	70,281	5,305,468
Real Matters, Inc. *	149,903	668,642
Richelieu Hardware Ltd.	47,024	1,512,978
Rogers Sugar, Inc.	181,105	692,988
Russel Metals, Inc.	143,015	4,688,965
Secure Energy Services, Inc.	293,875	2,467,826
Shopify, Inc., Class A *	56,638	4,329,852
Sienna Senior Living, Inc.	96,810	949,293
Sleep Country Canada Holdings, Inc.	51,963	1,097,607
SmartCentres Real Estate Investment Trust	122,377	2,094,128
SSR Mining, Inc.	167,028	716,705
Stantec, Inc.	60,765	5,076,779
Stelco Holdings, Inc.	85,259	2,536,366
Stella-Jones, Inc.	67,210	3,780,826
Superior Plus Corp.	300,569	2,116,293
TMX Group Ltd.	103,049	2,704,718
Torex Gold Resources, Inc. *	177,515	1,858,453
Toromont Industries Ltd.	51,388	4,722,612
TransAlta Corp.	314,639	2,159,685
Transcontinental, Inc., Class A	295,971	3,129,151
Trican Well Service Ltd.	350,420	1,074,757
Tricon Residential, Inc.	122,788	1,366,071
Vermilion Energy, Inc.	318,784	3,544,264
Wajax Corp.	58,392	1,467,603
Western Forest Products, Inc.	2,201,530	1,006,340
Westshore Terminals Investment Corp.	43,391	813,211
Whitecap Resources, Inc.	183,474	1,274,247
Winpak Ltd.	33,531	996,029
		251,256,852

Denmark 1.5%
Alm Brand AS	570,660	1,076,983
D/S Norden AS	40,864	1,837,851
Demant AS *	55,610	2,786,030
Dfds AS	55,242	1,669,698
FLSmidth & Co. AS (a)	76,544	3,649,238
Genmab AS *	8,606	2,411,274
GN Store Nord AS *	130,235	3,046,814
H Lundbeck AS	403,837	1,956,953
Jyske Bank AS	42,709	3,454,764
Matas AS	60,396	1,036,367
NKT AS *	28,082	2,111,766
Per Aarsleff Holding AS	41,210	1,965,287
Ringkjoebing Landbobank AS	6,837	1,173,197
Rockwool AS, Class B	8,516	2,726,040
Royal Unibrew AS	35,967	2,337,127
Scandinavian Tobacco Group AS, A Shares	105,192	1,933,323
Schouw & Co. AS	27,013	2,317,652
Solar AS, B Shares	15,811	864,196
Spar Nord Bank AS	51,132	901,155
Sydbank AS	45,869	2,461,156
Topdanmark AS	34,598	1,557,043
Tryg AS	173,940	3,699,347
		46,973,261

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 0.9%
Cargotec OYJ, B Shares	65,148	4,406,246
Finnair OYJ *	8,450,202	281,647
Kamux Corp.	124,527	714,886
Kemira OYJ	151,751	2,734,220
Kojamo OYJ	140,779	1,561,526
Konecranes OYJ	109,999	5,666,088
Metsa Board OYJ, B Shares	243,864	1,832,768
Metso OYJ	255,075	2,724,963
Orion OYJ, B Shares	77,483	3,052,077
Terveystalo OYJ	115,411	906,716
TietoEVRY OYJ	120,588	2,813,458
Tokmanni Group Corp.	80,576	1,364,607
YIT OYJ	795,299	1,382,177
		29,441,379

France 3.3%
Aeroports de Paris SA	19,789	2,691,824
Air France-KLM *	201,426	2,272,589
Altarea SCA	5,855	427,679
Alten SA	22,000	3,230,652
Beneteau SACA	57,024	763,952
BioMerieux	24,923	2,726,711
Carmila SA	58,735	941,961
CGG SA *	3,716,066	1,576,366
Cie Plastic Omnium SE	197,930	2,362,516
Clariane SE (a)	566,465	1,216,806
Coface SA	126,425	1,814,112
Covivio SA	56,091	2,520,218
Dassault Aviation SA	12,331	2,440,617
Derichebourg SA	289,636	1,316,405
Elior Group SA *	953,667	2,371,562
Eramet SA	15,698	1,060,875
Esso SA Francaise	14,570	1,210,900
Euronext NV	30,745	2,836,328
Fnac Darty SA	110,781	3,291,952
Gaztransport Et Technigaz SA	12,847	1,988,041
Gecina SA (a)	29,869	2,886,422
Getlink SE	129,509	2,212,940
ICADE (a)	71,244	2,130,953
Imerys SA	99,030	3,133,515
Ipsen SA	21,803	2,401,882
IPSOS SA	51,829	3,614,792
JCDecaux SE *	116,230	2,402,366
La Francaise des Jeux SAEM	47,122	1,974,452
Maisons du Monde SA	217,620	1,006,988
Mercialys SA	166,700	1,812,964
Metropole Television SA	164,169	2,238,460
Nexans SA	39,678	4,079,068
Nexity SA	199,231	2,287,494
Quadient SA	104,287	2,198,400
Remy Cointreau SA	10,214	1,083,202
Sartorius Stedim Biotech	4,344	1,195,429
SMCP SA *(a)	142,737	397,742
Societe BIC SA	46,234	3,342,147
SOITEC *	5,687	831,739
Sopra Steria Group	17,327	4,440,099
SPIE SA	139,008	4,630,160
Television Francaise 1 SA	328,072	3,005,272
Trigano SA	11,497	1,861,246
Ubisoft Entertainment SA *	149,640	3,432,979
Vallourec SACA *	94,477	1,434,404
Verallia SA	72,264	2,674,458
Vicat SACA	55,157	2,112,961
Virbac SACA	3,092	1,110,875
See financial notes
86Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Worldline SA *	139,644	1,605,605
		106,601,080

Germany 3.5%
1&1 AG	158,767	2,934,511
ADLER Group SA *(a)	2,422,226	592,394
AIXTRON SE	23,187	644,358
Aroundtown SA *	1,410,746	2,486,895
Auto1 Group SE *	143,669	539,175
BayWa AG (a)	50,321	1,557,410
Bechtle AG	82,342	4,246,812
Befesa SA	35,853	1,144,551
Bilfinger SE	71,215	3,278,359
BRANICKS Group AG (a)	109,470	147,131
CANCOM SE	63,875	1,887,040
Carl Zeiss Meditec AG, Bearer Shares	13,709	1,687,504
Ceconomy AG *	886,421	1,917,522
CompuGroup Medical SE & Co. KGaA	16,192	514,451
CTS Eventim AG & Co. KGaA	14,781	1,162,856
Delivery Hero SE *	29,721	687,154
Deutsche Pfandbriefbank AG (a)	251,154	1,045,834
Deutsche Wohnen SE	37,065	764,896
Deutz AG	412,797	2,566,340
Duerr AG	83,520	1,847,392
DWS Group GmbH & Co. KGaA	48,714	1,997,932
ElringKlinger AG	135,135	758,967
Encavis AG *	45,356	542,111
Evotec SE *	38,868	573,712
Fielmann Group AG	23,951	1,134,716
Fraport AG Frankfurt Airport Services Worldwide *	38,136	2,121,221
Gerresheimer AG	26,407	3,097,676
Grand City Properties SA *	173,140	1,614,137
Grenke AG (a)	33,893	830,741
Hamburger Hafen und Logistik AG *	65,133	1,155,933
Heidelberger Druckmaschinen AG *	442,632	490,011
Hella GmbH & Co. KGaA	25,250	2,232,395
HelloFresh SE *	124,217	1,721,939
Hensoldt AG	18,845	687,248
HOCHTIEF AG	35,611	4,223,596
Hornbach Holding AG & Co. KGaA	39,207	2,925,402
Hugo Boss AG	53,246	3,623,157
Jenoptik AG	42,265	1,336,438
JOST Werke SE	18,970	992,548
Kontron AG (a)	44,331	1,022,780
Krones AG	17,593	2,176,074
LEG Immobilien SE *	52,115	3,836,074
Nemetschek SE	9,984	952,713
Nordex SE *	102,477	1,167,175
Norma Group SE	95,795	1,451,304
Qiagen NV *	73,172	3,138,422
Rational AG	1,724	1,417,877
RTL Group SA	95,761	3,537,853
SAF-Holland SE	97,014	1,840,365
Sartorius AG	157	46,892
Scout24 SE	32,264	2,346,254
Siltronic AG	33,092	3,094,029
Sixt SE	17,221	1,614,784
Stabilus SE	28,981	1,913,070
Stroeer SE & Co. KGaA	28,744	1,609,701
Suedzucker AG	131,304	1,858,546
Synlab AG	153,896	2,070,075
TAG Immobilien AG *	245,704	3,001,883
Takkt AG	83,174	1,224,092
Talanx AG	60,919	4,350,952
TeamViewer SE *	37,812	596,997
SECURITY	NUMBER OF SHARES	VALUE ($)
Vitesco Technologies Group AG, Class A *	18,510	1,492,280
Wacker Chemie AG	17,245	1,885,763
Wacker Neuson SE	55,399	997,569
		112,355,989

Hong Kong 2.6%
AAC Technologies Holdings, Inc.	1,758,761	4,371,741
ASMPT Ltd.	417,991	5,122,910
Bank of East Asia Ltd.	2,084,024	2,606,095
BOC Aviation Ltd.	225,174	1,659,583
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Budweiser Brewing Co. APAC Ltd. (a)	912,146	1,477,367
Cathay Pacific Airways Ltd. *(a)	1,536,866	1,664,703
Chow Tai Fook Jewellery Group Ltd.	1,566,258	2,344,745
CITIC Telecom International Holdings Ltd.	2,898,561	1,103,325
CK Infrastructure Holdings Ltd.	209,929	1,234,829
Cowell e Holdings, Inc. *	493,746	1,155,404
DFI Retail Group Holdings Ltd.	781,598	1,649,172
Esprit Holdings Ltd. *	17,029,419	543,807
Fortune Real Estate Investment Trust	1,269,744	731,472
Hang Lung Properties Ltd.	1,739,112	1,879,329
HKBN Ltd.	2,086,478	860,837
Huabao International Holdings Ltd. (a)	1,855,662	549,910
Hysan Development Co. Ltd.	616,471	1,009,498
IGG, Inc. *	4,240,363	1,987,806
Jinchuan Group International Resources Co. Ltd.	22,047,858	1,858,725
JS Global Lifestyle Co. Ltd.	1,462,315	267,105
Kerry Logistics Network Ltd.	1,438,672	1,617,146
Kerry Properties Ltd.	2,063,574	3,400,279
L'Occitane International SA	387,495	1,465,084
Luk Fook Holdings International Ltd.	745,298	1,994,430
Man Wah Holdings Ltd.	1,979,478	1,286,984
Melco International Development Ltd. *	1,925,585	1,261,784
MMG Ltd. *	7,335,085	1,967,566
Nexteer Automotive Group Ltd.	3,097,110	1,432,089
NWS Holdings Ltd. (a)	1,698,179	1,995,612
Pacific Basin Shipping Ltd.	11,476,166	3,356,890
PC Partner Group Ltd.	1,598,234	579,780
Power Assets Holdings Ltd.	125,571	755,466
Powerlong Real Estate Holdings Ltd. *(a)	23,813,287	1,977,140
PRADA SpA	241,551	1,706,235
Samsonite International SA *	581,902	2,032,881
Singamas Container Holdings Ltd.	22,390,281	1,658,794
SITC International Holdings Co. Ltd.	1,630,163	2,681,956
SJM Holdings Ltd. *	3,059,708	934,077
Swire Properties Ltd.	845,536	1,745,333
Texhong International Group Ltd. *	1,875,641	915,204
Truly International Holdings Ltd.	12,166,590	1,103,398
United Energy Group Ltd. (a)	8,518,052	522,259
United Laboratories International Holdings Ltd.	769,019	834,951
Value Partners Group Ltd.	2,567,916	560,895
Vitasoy International Holdings Ltd.	792,585	722,851
VSTECS Holdings Ltd.	3,614,910	1,893,155
VTech Holdings Ltd.	453,540	2,621,434
Wharf Holdings Ltd.	1,493,668	5,523,412
Wynn Macau Ltd. *	1,207,761	1,019,735
		83,645,183

See financial notes
Schwab Fundamental Index ETFs | Annual Report87

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ireland 0.4%
AIB Group PLC	706,732	3,277,891
Cairn Homes PLC	1,330,938	2,094,160
Dalata Hotel Group PLC	165,420	807,332
Glanbia PLC	248,347	4,498,855
Irish Continental Group PLC	144,201	705,333
		11,383,571

Israel 1.6%
Alony Hetz Properties & Investments Ltd.	90,510	663,950
Ashdod Refinery Ltd.	27,105	723,235
Ashtrom Group Ltd.	43,352	710,072
Azrieli Group Ltd.	15,267	1,106,255
Bezeq The Israeli Telecommunication Corp. Ltd.	2,368,352	3,198,164
Cellcom Israel Ltd. *	228,862	1,009,233
Clal Insurance Enterprises Holdings Ltd. *	82,737	1,583,345
Delek Automotive Systems Ltd.	135,848	874,819
Delek Group Ltd.	14,069	1,896,650
Elbit Systems Ltd.	12,670	2,816,659
Elco Ltd.	19,779	718,260
FIBI Holdings Ltd.	29,998	1,356,444
First International Bank Of Israel Ltd.	38,216	1,648,865
Formula Systems 1985 Ltd.	11,302	873,377
G City Ltd. *	310,038	973,102
Harel Insurance Investments & Financial Services Ltd. *	180,812	1,797,185
Isracard Ltd.	241,916	946,911
Israel Corp. Ltd. *	10,891	2,856,921
Mivne Real Estate KD Ltd.	309,432	830,327
Mizrahi Tefahot Bank Ltd.	87,737	3,471,060
Neto Malinda Trading Ltd. *	38,326	532,568
Nice Ltd. *	16,870	4,140,981
Oil Refineries Ltd.	7,548,047	3,106,627
Partner Communications Co. Ltd. *	174,226	849,276
Paz Oil Co. Ltd.	22,686	2,183,740
Phoenix Holdings Ltd.	150,443	1,622,961
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,591	651,188
Shikun & Binui Ltd. *	324,345	868,165
Shufersal Ltd. *	612,777	4,364,724
Strauss Group Ltd. *	41,187	816,567
Tower Semiconductor Ltd. *	91,146	2,998,559
		52,190,190

Italy 2.7%
ACEA SpA	100,672	1,496,866
Amplifon SpA	46,247	1,545,927
Anima Holding SpA	490,652	2,213,038
Azimut Holding SpA	120,172	3,448,772
Banca Generali SpA	48,280	1,784,731
Banca IFIS SpA	36,602	665,825
Banca Mediolanum SpA	223,424	2,406,662
Banca Monte dei Paschi di Siena SpA *	381,413	1,560,181
Banca Popolare di Sondrio SpA	454,299	3,399,551
BFF Bank SpA	128,879	1,504,843
BPER Banca	1,359,663	5,452,860
Brembo SpA	161,114	1,992,816
Buzzi SpA	125,478	4,241,957
Cementir Holding NV	83,842	845,600
Credito Emiliano SpA	84,178	805,264
Danieli & C Officine Meccaniche SpA	13,594	454,562
Davide Campari-Milano NV	151,980	1,541,368
SECURITY	NUMBER OF SHARES	VALUE ($)
De' Longhi SpA	79,953	2,462,392
DiaSorin SpA	11,336	1,145,516
doValue SpA	138,626	310,529
Enav SpA	291,703	1,023,391
ERG SpA	51,782	1,412,105
Esprinet SpA	228,198	1,266,826
Fincantieri SpA *(a)	1,167,684	614,746
FinecoBank Banca Fineco SpA	215,224	2,976,522
Infrastrutture Wireless Italiane SpA	94,693	1,048,802
Interpump Group SpA	47,117	2,236,320
Iren SpA	1,728,974	3,408,980
Italgas SpA	713,709	3,896,458
Maire Tecnimont SpA	221,876	1,272,547
MARR SpA	61,263	750,468
MFE-MediaForEurope NV, Class A	897,889	2,049,212
MFE-MediaForEurope NV, Class B	280,745	887,120
Moncler SpA	64,072	4,621,907
Nexi SpA *	157,093	1,151,568
OVS SpA	533,329	1,270,867
Piaggio & C SpA	233,446	782,123
Recordati Industria Chimica e Farmaceutica SpA	55,240	3,094,109
Reply SpA	11,031	1,530,349
Saipem SpA *	815,619	1,483,688
Salvatore Ferragamo SpA	65,829	858,404
Saras SpA	2,180,769	4,125,140
Technogym SpA	92,110	876,160
Unieuro SpA (a)	102,928	1,011,363
UnipolSai Assicurazioni SpA	682,138	1,965,024
Webuild SpA	544,737	1,155,395
		86,048,854

Japan 35.4%
77 Bank Ltd.	69,247	1,820,585
ABC-Mart, Inc.	101,627	1,741,993
Acom Co. Ltd.	734,907	1,828,061
Activia Properties, Inc.	422	1,098,209
Adastria Co. Ltd.	66,320	1,510,999
ADEKA Corp.	231,118	4,762,263
Advance Residence Investment Corp.	593	1,212,387
Aeon Delight Co. Ltd.	61,647	1,408,651
AEON Financial Service Co. Ltd. (a)	277,371	2,421,228
Aeon Hokkaido Corp. (a)	125,507	745,478
Aeon Mall Co. Ltd. (a)	233,095	2,723,880
AEON REIT Investment Corp.	1,205	1,058,713
Ai Holdings Corp.	42,489	672,239
Aica Kogyo Co. Ltd.	105,048	2,495,829
Aichi Steel Corp.	84,265	2,007,114
Aida Engineering Ltd.	149,465	858,822
Aiful Corp.	385,777	1,069,670
Ain Holdings, Inc.	75,058	2,376,059
Alconix Corp.	138,476	1,329,525
Alpen Co. Ltd.	69,467	918,986
Amano Corp.	113,511	2,777,292
ANA Holdings, Inc. *	175,036	3,817,181
Anritsu Corp.	259,987	2,235,607
AOKI Holdings, Inc.	148,310	1,106,850
Aoyama Trading Co. Ltd.	240,343	2,614,274
Aozora Bank Ltd. (a)	167,403	3,074,144
Arata Corp.	195,032	4,371,834
ARCLANDS Corp. (a)	79,556	894,055
Arcs Co. Ltd.	212,070	4,385,359
ARE Holdings, Inc.	133,063	1,722,075
Ariake Japan Co. Ltd.	21,428	755,929
Artience Co. Ltd.	141,472	2,689,168
As One Corp.	20,983	731,538
Asahi Diamond Industrial Co. Ltd.	111,178	676,710
See financial notes
88Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Asahi Intecc Co. Ltd.	54,673	1,136,418
Asanuma Corp.	41,339	1,213,903
Asics Corp.	108,553	4,618,598
ASKUL Corp.	76,012	1,068,546
Autobacs Seven Co. Ltd.	197,195	2,206,866
Avex, Inc.	103,497	901,026
Awa Bank Ltd.	51,981	940,152
Azbil Corp.	130,598	3,831,468
BayCurrent Consulting, Inc.	22,654	507,660
Belc Co. Ltd.	27,842	1,181,243
Bell System24 Holdings, Inc.	60,915	692,706
Belluna Co. Ltd.	211,266	875,158
Benesse Holdings, Inc.	176,751	3,061,582
Bic Camera, Inc.	503,960	4,333,511
BIPROGY, Inc.	92,012	2,848,825
BML, Inc.	53,472	1,004,632
Bunka Shutter Co. Ltd.	163,808	1,720,493
C Uyemura & Co. Ltd.	12,856	1,017,004
Calbee, Inc.	134,646	2,884,179
Canon Electronics, Inc.	55,608	838,188
Canon Marketing Japan, Inc.	121,129	3,604,654
Capcom Co. Ltd.	48,737	1,963,222
Casio Computer Co. Ltd.	465,545	3,752,790
Cawachi Ltd.	78,182	1,446,944
Central Glass Co. Ltd.	67,268	1,287,652
Chiba Bank Ltd.	445,924	3,628,886
Chudenko Corp.	77,052	1,503,253
Chugoku Marine Paints Ltd.	98,554	1,422,307
Citizen Watch Co. Ltd.	541,182	3,767,700
CKD Corp.	110,753	2,271,743
CMK Corp.	168,057	697,290
Colowide Co. Ltd.	54,177	810,827
Comforia Residential REIT, Inc.	294	563,171
Cosmos Pharmaceutical Corp.	28,834	2,818,477
Create SD Holdings Co. Ltd.	50,505	1,110,185
Credit Saison Co. Ltd.	266,801	5,190,917
CyberAgent, Inc.	578,678	4,061,610
Daihen Corp.	39,259	2,066,953
Daiho Corp.	25,650	539,838
Daiichikosho Co. Ltd.	106,144	1,372,986
Daiki Aluminium Industry Co. Ltd.	117,681	934,089
Daikokutenbussan Co. Ltd.	18,705	1,172,265
Daio Paper Corp.	314,655	2,333,581
Daiseki Co. Ltd.	37,950	1,005,357
Daishi Hokuetsu Financial Group, Inc.	51,874	1,493,799
Daito Pharmaceutical Co. Ltd.	43,248	600,739
Daiwa House REIT Investment Corp.	1,003	1,637,825
Daiwa Office Investment Corp.	150	584,285
Daiwa Securities Living Investments Corp.	899	605,460
DCM Holdings Co. Ltd.	363,874	3,505,755
DeNA Co. Ltd.	134,418	1,315,710
Descente Ltd.	31,309	704,960
Dexerials Corp.	44,169	1,778,328
Disco Corp.	29,428	9,488,844
DMG Mori Co. Ltd.	147,396	3,406,446
Doshisha Co. Ltd.	63,304	889,902
Doutor Nichires Holdings Co. Ltd.	72,622	999,541
DTS Corp.	56,371	1,515,957
Duskin Co. Ltd.	93,770	2,106,332
DyDo Group Holdings, Inc.	52,522	1,098,375
Eagle Industry Co. Ltd.	98,359	1,159,909
Earth Corp.	36,516	1,032,022
Eizo Corp.	39,540	1,363,175
Elecom Co. Ltd.	79,225	847,459
en Japan, Inc.	42,035	708,026
eRex Co. Ltd. (a)	90,087	434,575
Exedy Corp.	164,611	3,310,477
SECURITY	NUMBER OF SHARES	VALUE ($)
Ezaki Glico Co. Ltd.	137,581	4,107,115
Fancl Corp.	70,496	976,167
FCC Co. Ltd.	159,121	2,250,679
Ferrotec Holdings Corp.	64,688	1,291,858
Food & Life Cos. Ltd.	68,741	1,362,465
Foster Electric Co. Ltd.	149,116	1,195,558
FP Corp.	71,037	1,304,030
Frontier Real Estate Investment Corp.	247	708,803
Fuji Co. Ltd.	84,304	1,064,572
Fuji Corp.	172,963	2,976,900
Fuji Media Holdings, Inc.	151,733	1,817,207
Fuji Oil Co. Ltd.	476,443	1,098,235
Fuji Oil Holdings, Inc. (a)	137,674	2,302,845
Fuji Seal International, Inc.	149,597	2,026,011
Fuji Soft, Inc.	49,080	2,092,139
Fujicco Co. Ltd.	54,655	713,907
Fujimi, Inc.	38,483	965,482
Fujimori Kogyo Co. Ltd.	55,307	1,433,762
Fujitec Co. Ltd.	89,147	2,293,151
Fujitsu General Ltd.	70,479	910,477
Fukuoka Financial Group, Inc.	153,902	3,993,822
Fukuoka REIT Corp.	625	691,939
Fukuyama Transporting Co. Ltd.	98,265	2,675,418
Fuso Chemical Co. Ltd.	23,391	756,414
Fuyo General Lease Co. Ltd.	16,717	1,527,393
Gakken Holdings Co. Ltd.	104,993	686,064
Geo Holdings Corp.	127,646	1,651,970
GLOBERIDE, Inc.	54,688	728,954
Glory Ltd.	131,377	2,562,672
GLP J-Reit	1,640	1,302,840
GMO internet group, Inc.	62,502	1,128,978
Godo Steel Ltd.	30,000	1,194,628
Goldwin, Inc.	15,989	927,056
Gree, Inc.	139,685	463,843
G-Tekt Corp.	139,595	1,904,543
GungHo Online Entertainment, Inc.	53,517	776,992
Gunma Bank Ltd.	498,526	2,690,648
Gunze Ltd.	53,941	2,025,445
H.U. Group Holdings, Inc.	162,080	2,783,093
H2O Retailing Corp.	359,783	4,204,319
Hachijuni Bank Ltd.	419,599	2,571,645
Hakuto Co. Ltd.	20,142	795,345
Hamamatsu Photonics KK	60,217	2,161,326
Happinet Corp.	83,853	1,773,199
Harmonic Drive Systems, Inc.	20,825	544,731
Hazama Ando Corp.	481,220	3,970,780
Heiwa Corp.	83,692	1,155,819
Heiwa Real Estate Co. Ltd.	31,408	822,605
Heiwado Co. Ltd. (a)	164,637	2,262,700
Hikari Tsushin, Inc.	21,612	3,908,845
Hirata Corp.	16,520	896,254
Hirose Electric Co. Ltd.	28,626	3,043,915
HIS Co. Ltd. *	46,847	535,859
Hisamitsu Pharmaceutical Co., Inc. (a)	77,945	2,017,498
Hitachi Zosen Corp.	437,509	3,595,484
Hogy Medical Co. Ltd.	30,842	743,901
Hokuetsu Corp. (a)	365,641	3,627,827
Hokuhoku Financial Group, Inc.	239,103	2,755,747
Hokuriku Electric Power Co. *	765,292	3,703,488
Hokuto Corp.	50,273	604,942
Horiba Ltd.	54,765	5,344,042
Hoshizaki Corp.	103,328	3,525,040
Hosiden Corp.	218,261	2,833,441
Hosokawa Micron Corp.	26,355	834,654
House Foods Group, Inc.	145,921	3,064,273
Hulic Co. Ltd.	411,730	4,107,122
Hulic Reit, Inc. (a)	593	580,044
Hyakugo Bank Ltd.	252,551	1,115,362
See financial notes
Schwab Fundamental Index ETFs | Annual Report89

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyakujushi Bank Ltd.	44,895	843,187
Ibiden Co. Ltd.	93,859	4,327,661
Idec Corp.	33,601	638,255
IDOM, Inc.	168,680	1,021,074
Iino Kaiun Kaisha Ltd.	135,161	1,157,723
Inaba Denki Sangyo Co. Ltd.	153,675	3,629,593
Inabata & Co. Ltd.	178,099	3,801,873
Industrial & Infrastructure Fund Investment Corp.	926	779,555
Intage Holdings, Inc.	31,355	407,676
Integrated Design & Engineering Holdings Co. Ltd.	44,018	1,083,760
Internet Initiative Japan, Inc.	87,683	1,627,177
Invincible Investment Corp.	1,807	742,504
Iriso Electronics Co. Ltd.	29,476	596,728
Ishihara Sangyo Kaisha Ltd.	129,376	1,285,375
Ito En Ltd.	81,264	2,266,835
Itochu Enex Co. Ltd.	254,514	2,600,066
Izumi Co. Ltd.	173,679	4,023,152
Jaccs Co. Ltd.	46,901	1,710,961
JAFCO Group Co. Ltd.	99,025	1,189,597
Japan Airlines Co. Ltd.	199,235	3,721,929
Japan Airport Terminal Co. Ltd.	18,134	714,116
Japan Aviation Electronics Industry Ltd.	102,218	1,807,101
Japan Excellent, Inc.	1,016	801,694
Japan Hotel REIT Investment Corp.	1,841	893,009
Japan Lifeline Co. Ltd.	121,186	1,059,072
Japan Logistics Fund, Inc.	357	610,385
Japan Metropolitan Fund Invest (a)	4,007	2,363,988
Japan Petroleum Exploration Co. Ltd.	66,892	2,721,803
Japan Post Bank Co. Ltd.	395,719	4,223,700
Japan Prime Realty Investment Corp.	541	1,187,402
Japan Real Estate Investment Corp.	725	2,615,755
Japan Steel Works Ltd.	111,168	2,025,862
Japan Wool Textile Co. Ltd.	163,663	1,501,365
Jeol Ltd.	31,227	1,384,737
Joshin Denki Co. Ltd.	161,345	2,524,688
Joyful Honda Co. Ltd.	183,288	2,555,770
Juki Corp.	185,044	615,701
JVCKenwood Corp.	571,360	3,168,496
Kadokawa Corp.	71,430	1,363,026
Kaga Electronics Co. Ltd.	43,428	1,926,651
Kagome Co. Ltd.	85,692	1,970,681
Kakaku.com, Inc.	97,327	1,116,851
Kaken Pharmaceutical Co. Ltd.	70,836	1,680,622
Kameda Seika Co. Ltd.	26,801	785,210
Kamigumi Co. Ltd.	194,333	4,552,225
Kanamoto Co. Ltd.	131,263	2,515,282
Kandenko Co. Ltd.	430,742	4,918,408
Kansai Paint Co. Ltd.	229,883	3,332,973
Kanto Denka Kogyo Co. Ltd.	135,165	820,003
Katitas Co. Ltd.	44,106	592,913
Kato Sangyo Co. Ltd.	114,249	3,698,379
KDX Realty Investment Corp.	2,295	2,298,527
Keihan Holdings Co. Ltd.	105,597	2,443,963
Keikyu Corp.	312,943	2,781,925
Keio Corp.	123,264	3,461,473
Keisei Electric Railway Co. Ltd.	74,872	3,499,229
Keiyo Bank Ltd.	183,181	917,924
KFC Holdings Japan Ltd.	30,555	864,572
KH Neochem Co. Ltd.	78,435	1,180,167
Kissei Pharmaceutical Co. Ltd.	37,489	850,372
Kitz Corp.	221,822	1,862,967
Kiyo Bank Ltd.	91,654	1,140,853
Koa Corp.	54,724	556,125
Kobayashi Pharmaceutical Co. Ltd.	49,693	1,985,462
Kobe Bussan Co. Ltd.	61,962	1,668,383
SECURITY	NUMBER OF SHARES	VALUE ($)
Koei Tecmo Holdings Co. Ltd.	64,990	813,081
Kohnan Shoji Co. Ltd.	91,866	2,580,988
Kojima Co. Ltd. (a)	152,828	745,403
Kokuyo Co. Ltd.	195,253	3,089,190
Komeri Co. Ltd.	105,506	2,460,185
Konami Group Corp.	74,045	4,986,795
Konoike Transport Co. Ltd.	108,964	1,351,221
Kose Corp.	29,181	1,630,135
KPP Group Holdings Co. Ltd.	197,131	850,849
Kumagai Gumi Co. Ltd.	143,628	3,795,341
Kumiai Chemical Industry Co. Ltd.	143,260	789,667
Kura Sushi, Inc.	29,421	781,376
Kureha Corp.	125,450	2,245,477
Kusuri No. Aoki Holdings Co. Ltd.	65,366	1,370,472
KYB Corp.	62,376	2,142,130
Kyoei Steel Ltd.	103,480	1,679,381
Kyokuto Kaihatsu Kogyo Co. Ltd.	102,313	1,702,824
Kyorin Pharmaceutical Co. Ltd.	95,230	1,133,191
Kyoritsu Maintenance Co. Ltd.	18,604	786,074
Kyoto Financial Group, Inc.	139,992	2,446,376
Kyowa Kirin Co. Ltd.	201,811	4,006,691
Kyudenko Corp.	113,308	4,407,558
Kyushu Financial Group, Inc.	368,693	2,776,221
LaSalle Logiport REIT	586	551,663
Lasertec Corp.	4,823	1,287,358
Lawson, Inc.	73,065	5,006,224
Life Corp.	92,121	2,369,652
Lintec Corp.	159,415	3,232,609
M3, Inc.	122,920	1,762,864
Mabuchi Motor Co. Ltd.	177,600	3,244,193
Macnica Holdings, Inc.	113,347	6,253,889
Makino Milling Machine Co. Ltd.	47,063	1,836,359
Mandom Corp.	98,369	879,386
Marubun Corp.	85,341	859,853
Maruha Nichiro Corp.	198,285	3,918,139
Marui Group Co. Ltd.	195,260	3,181,276
Maruichi Steel Tube Ltd.	110,474	2,893,419
MARUKA FURUSATO Corp.	36,445	549,098
Maruwa Co. Ltd.	4,559	1,038,698
Matsuda Sangyo Co. Ltd.	72,632	1,136,528
Max Co. Ltd.	58,631	1,247,676
Maxell Ltd.	113,923	1,184,367
McDonald's Holdings Co. Japan Ltd.	78,100	3,637,048
MCJ Co. Ltd.	182,967	1,666,226
Mebuki Financial Group, Inc.	1,294,875	4,047,187
Megachips Corp.	37,549	1,047,418
Megmilk Snow Brand Co. Ltd.	248,768	3,738,085
Meidensha Corp.	131,340	2,326,334
Meiko Electronics Co. Ltd.	42,063	1,377,088
MEITEC Group Holdings, Inc.	85,632	1,731,292
Menicon Co. Ltd.	46,935	556,465
METAWATER Co. Ltd.	46,772	721,877
Mimasu Semiconductor Industry Co. Ltd.	35,544	755,194
Mirait One Corp.	317,429	3,958,584
Mirarth Holdings, Inc.	287,388	937,030
Mitsubishi HC Capital, Inc.	458,470	3,164,292
Mitsubishi Logisnext Co. Ltd.	188,374	2,084,234
Mitsubishi Logistics Corp.	109,035	3,347,470
Mitsubishi Pencil Co. Ltd.	70,999	1,126,629
Mitsuboshi Belting Ltd.	26,628	883,330
Mitsui E&S Co. Ltd.	293,418	3,615,038
Mitsui High-Tec, Inc.	12,950	725,847
Mitsui Matsushima Holdings Co. Ltd. (a)	35,546	746,924
Mitsui-Soko Holdings Co. Ltd.	62,512	1,965,116
Miura Co. Ltd.	88,350	1,883,053
MIXI, Inc.	104,100	1,717,264
See financial notes
90Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mizuho Leasing Co. Ltd.	35,181	1,292,814
Mizuno Corp.	59,200	2,080,524
Mochida Pharmaceutical Co. Ltd.	50,560	1,104,638
Modec, Inc.	97,089	1,978,496
Monex Group, Inc.	174,351	1,076,370
MonotaRO Co. Ltd.	83,951	803,500
Mori Hills REIT Investment Corp.	688	602,638
Morinaga & Co. Ltd.	147,954	2,658,664
MOS Food Services, Inc.	34,266	818,474
Musashi Seimitsu Industry Co. Ltd.	141,988	1,583,337
Musashino Bank Ltd.	45,964	890,290
Nabtesco Corp.	196,598	3,262,841
Nachi-Fujikoshi Corp.	73,074	1,674,643
Nakanishi, Inc.	40,040	640,982
Nankai Electric Railway Co. Ltd.	136,898	2,675,397
Nanto Bank Ltd.	49,100	939,222
NEC Networks & System Integration Corp.	115,978	1,897,709
NET One Systems Co. Ltd.	112,138	1,948,011
Nexon Co. Ltd.	181,378	2,939,955
Nextage Co. Ltd.	35,029	571,764
Nichias Corp.	139,393	3,660,149
Nichicon Corp.	121,333	993,071
Nichiha Corp.	79,348	1,842,282
Nifco, Inc.	130,465	3,144,166
Nihon Chouzai Co. Ltd.	81,926	790,413
Nihon Kohden Corp.	111,194	3,078,693
Nihon M&A Center Holdings, Inc.	158,620	1,062,978
Nihon Parkerizing Co. Ltd.	213,126	1,782,814
Nikkiso Co. Ltd.	180,450	1,510,683
Nikkon Holdings Co. Ltd.	127,985	2,630,332
Nippn Corp.	163,784	2,602,247
Nippon Accommodations Fund, Inc.	205	777,978
Nippon Building Fund, Inc.	792	3,053,277
Nippon Carbon Co. Ltd.	22,294	777,542
Nippon Chemi-Con Corp. *	88,980	811,503
Nippon Coke & Engineering Co. Ltd. *	903,566	742,558
Nippon Denko Co. Ltd.	345,083	691,688
Nippon Densetsu Kogyo Co. Ltd.	112,711	1,523,447
Nippon Gas Co. Ltd.	127,553	1,998,475
Nippon Kanzai Holdings Co. Ltd.	32,819	563,977
Nippon Kayaku Co. Ltd.	392,532	3,379,284
Nippon Paint Holdings Co. Ltd.	515,099	3,821,858
Nippon Prologis REIT, Inc.	808	1,352,875
NIPPON REIT Investment Corp.	295	646,489
Nippon Road Co. Ltd.	60,429	816,379
Nippon Sanso Holdings Corp.	155,767	4,514,714
Nippon Sheet Glass Co. Ltd. *	602,105	2,124,083
Nippon Shinyaku Co. Ltd.	51,029	1,626,300
Nippon Shokubai Co. Ltd.	108,365	4,062,511
Nippon Soda Co. Ltd.	57,004	2,338,508
Nippon Thompson Co. Ltd.	176,987	772,182
Nippon Yakin Kogyo Co. Ltd.	37,384	1,173,948
Nipro Corp.	360,005	2,980,198
Nishimatsu Construction Co. Ltd.	76,572	2,323,201
Nishimatsuya Chain Co. Ltd.	93,147	1,395,929
Nishi-Nippon Financial Holdings, Inc.	188,378	2,380,055
Nishi-Nippon Railroad Co. Ltd.	148,268	2,385,444
Nishio Holdings Co. Ltd.	60,627	1,573,701
Nissha Co. Ltd.	123,050	1,229,925
Nisshin Oillio Group Ltd.	89,364	3,116,724
Nisshinbo Holdings, Inc.	494,587	4,137,255
Nitta Corp.	38,669	967,565
Nittetsu Mining Co. Ltd.	42,169	1,408,733
Nitto Boseki Co. Ltd.	49,929	1,858,118
Nitto Kogyo Corp.	58,811	1,803,585
Noevir Holdings Co. Ltd.	17,708	617,597
NOF Corp.	69,822	3,139,121
SECURITY	NUMBER OF SHARES	VALUE ($)
Nohmi Bosai Ltd.	54,691	809,019
Nojima Corp.	337,926	3,804,405
Nomura Co. Ltd.	165,089	939,773
Nomura Real Estate Master Fund, Inc.	2,691	2,677,156
Noritake Co. Ltd.	41,667	2,324,577
Noritz Corp.	129,037	1,450,125
North Pacific Bank Ltd.	410,195	1,093,524
NS Solutions Corp.	50,682	1,696,511
NS United Kaiun Kaisha Ltd.	30,879	1,095,527
NSD Co. Ltd.	60,335	1,150,908
NTN Corp.	1,677,248	3,556,882
NTT UD REIT Investment Corp.	871	690,771
Obic Co. Ltd.	14,945	2,339,057
Odakyu Electric Railway Co. Ltd.	298,866	4,203,334
Ogaki Kyoritsu Bank Ltd.	63,391	902,137
Oiles Corp.	62,577	861,286
Okamura Corp.	179,041	2,618,566
Okasan Securities Group, Inc.	219,408	1,143,437
Oki Electric Industry Co. Ltd.	482,196	3,450,470
Okinawa Cellular Telephone Co.	38,799	934,525
Okinawa Electric Power Co., Inc.	256,014	1,893,549
OKUMA Corp.	60,300	2,841,155
Okumura Corp.	86,411	2,938,678
Onoken Co. Ltd.	134,329	1,621,785
Onward Holdings Co. Ltd.	329,194	1,128,326
Open House Group Co. Ltd.	102,224	3,225,107
Oracle Corp.	25,463	1,951,364
Organo Corp.	25,514	1,307,492
Orient Corp.	162,547	1,159,886
Orix JREIT, Inc.	1,569	1,657,372
Osaka Soda Co. Ltd.	33,875	2,611,863
OSG Corp.	147,972	2,075,681
Outsourcing, Inc. *	212,995	2,488,286
Oyo Corp.	42,924	644,132
Pacific Industrial Co. Ltd.	180,037	1,816,368
Pack Corp.	37,136	869,658
Paramount Bed Holdings Co. Ltd.	66,633	1,110,773
Park24 Co. Ltd. *	122,601	1,456,435
Pasona Group, Inc.	67,747	1,298,179
PHC Holdings Corp.	61,457	500,131
Pigeon Corp.	161,700	1,648,655
Pilot Corp.	54,669	1,455,210
Piolax, Inc.	52,581	982,622
Pola Orbis Holdings, Inc.	133,862	1,337,994
Press Kogyo Co. Ltd.	468,785	2,104,787
Prima Meat Packers Ltd.	151,282	2,291,416
Qol Holdings Co. Ltd.	80,143	881,375
Raito Kogyo Co. Ltd.	94,425	1,202,472
Rakuten Group, Inc. *	793,107	4,345,211
Relo Group, Inc.	83,313	670,757
Resorttrust, Inc.	72,957	1,257,871
Retail Partners Co. Ltd.	175,261	2,046,878
Rinnai Corp.	188,685	4,398,490
Rohto Pharmaceutical Co. Ltd.	123,078	2,500,703
Round One Corp.	193,438	902,116
Ryobi Ltd.	135,189	2,272,570
Ryosan Co. Ltd.	87,101	3,130,911
Ryoyo Electro Corp.	37,511	1,038,839
S Foods, Inc.	88,921	1,856,605
Saibu Gas Holdings Co. Ltd.	83,359	1,056,538
Saizeriya Co. Ltd.	32,386	1,058,111
Sakai Chemical Industry Co. Ltd.	75,132	1,002,463
Sakai Moving Service Co. Ltd.	40,556	704,792
Sakata Seed Corp.	31,890	773,440
SAMTY Co. Ltd.	42,601	702,759
San-A Co. Ltd.	50,393	1,550,476
Sangetsu Corp.	101,587	2,392,558
San-In Godo Bank Ltd.	177,248	1,359,529
See financial notes
Schwab Fundamental Index ETFs | Annual Report91

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sanken Electric Co. Ltd.	21,834	1,099,651
Sanki Engineering Co. Ltd.	180,910	2,410,199
Sankyo Co. Ltd.	178,555	2,040,015
Sanoh Industrial Co. Ltd.	132,079	932,769
Sanyo Chemical Industries Ltd.	39,849	1,131,544
Sanyo Denki Co. Ltd.	19,862	887,798
Sanyo Special Steel Co. Ltd.	61,870	932,990
Sapporo Holdings Ltd.	94,369	4,156,347
Sato Holdings Corp.	67,151	1,005,897
SBS Holdings, Inc.	30,882	493,551
SCREEN Holdings Co. Ltd.	78,118	9,778,451
Scroll Corp.	98,751	620,204
SCSK Corp.	154,260	2,844,642
Sega Sammy Holdings, Inc.	202,289	2,536,891
Seibu Holdings, Inc.	275,289	3,980,259
Seiko Group Corp.	74,427	1,733,000
Seiren Co. Ltd.	72,180	1,235,553
Sekisui House REIT, Inc.	1,869	925,322
Sekisui Jushi Corp.	51,240	876,424
Senko Group Holdings Co. Ltd.	409,592	2,919,988
Senshu Ikeda Holdings, Inc.	385,772	987,176
Seria Co. Ltd.	125,100	2,528,413
Seven Bank Ltd. (a)	880,262	1,759,701
Shibaura Machine Co. Ltd.	42,306	1,037,369
Shiga Bank Ltd.	44,983	1,241,263
Shindengen Electric Manufacturing Co. Ltd.	29,910	618,504
Shin-Etsu Polymer Co. Ltd.	72,034	761,394
Shinko Electric Industries Co. Ltd.	49,784	1,802,163
Shinmaywa Industries Ltd.	207,561	1,687,725
Ship Healthcare Holdings, Inc.	172,119	2,501,228
Shizuoka Gas Co. Ltd.	203,354	1,256,781
SHO-BOND Holdings Co. Ltd.	30,283	1,297,149
Shoei Foods Corp.	28,824	901,292
Siix Corp.	122,298	1,336,805
Sinfonia Technology Co. Ltd.	76,966	1,374,558
SKY Perfect JSAT Holdings, Inc.	324,643	1,928,293
Skylark Holdings Co. Ltd.	262,237	3,823,085
Sodick Co. Ltd.	148,048	735,937
Sotetsu Holdings, Inc.	105,381	1,911,602
Square Enix Holdings Co. Ltd.	90,256	3,825,644
Star Micronics Co. Ltd.	68,683	828,308
Starts Corp., Inc.	72,173	1,458,698
Sugi Holdings Co. Ltd.	266,046	4,176,355
Sumida Corp.	62,308	505,391
Sumitomo Bakelite Co. Ltd.	52,710	3,028,703
Sumitomo Mitsui Construction Co. Ltd.	897,422	2,596,270
Sumitomo Osaka Cement Co. Ltd.	130,191	3,096,679
Sumitomo Pharma Co. Ltd.	758,940	1,886,321
Sumitomo Seika Chemicals Co. Ltd.	33,917	1,121,729
Sumitomo Warehouse Co. Ltd.	104,168	1,794,944
Sun Frontier Fudousan Co. Ltd.	62,618	694,500
Suruga Bank Ltd.	329,722	1,780,019
SWCC Corp.	73,002	1,641,289
Systena Corp.	305,405	587,670
Tachi-S Co. Ltd.	158,514	2,169,016
Tadano Ltd.	234,128	1,980,397
Taikisha Ltd.	74,619	2,363,159
Taisho Pharmaceutical Holdings Co. Ltd.	37,434	2,145,946
Taiyo Holdings Co. Ltd.	46,236	1,000,900
Takamatsu Construction Group Co. Ltd.	69,868	1,326,684
Takaoka Toko Co. Ltd.	45,467	744,569
Takara Holdings, Inc.	388,927	3,259,898
Takara Standard Co. Ltd.	155,503	1,914,826
Takasago Thermal Engineering Co. Ltd.	139,466	4,067,409
Takeuchi Manufacturing Co. Ltd. (a)	54,982	1,932,287
SECURITY	NUMBER OF SHARES	VALUE ($)
Takuma Co. Ltd.	144,563	1,878,633
Tama Home Co. Ltd.	25,008	700,932
Tamura Corp.	188,661	695,803
Tanseisha Co. Ltd.	165,084	875,771
TBS Holdings, Inc.	70,013	1,839,788
TechnoPro Holdings, Inc.	76,451	1,530,603
T-Gaia Corp.	92,830	1,318,611
THK Co. Ltd.	200,781	4,418,872
TKC Corp.	31,621	782,761
Toa Corp.	49,438	1,687,901
Toagosei Co. Ltd.	305,801	3,150,566
Tocalo Co. Ltd.	81,640	940,385
Toda Corp.	640,659	3,964,578
Toei Co. Ltd.	7,361	1,010,189
Toho Co. Ltd.	86,201	2,800,222
Toho Zinc Co. Ltd.	81,982	551,586
Tokai Carbon Co. Ltd.	400,482	2,640,179
TOKAI Holdings Corp.	337,521	2,297,948
Tokai Rika Co. Ltd.	244,535	4,006,146
Tokai Tokyo Financial Holdings, Inc.	263,864	1,045,442
Token Corp.	35,318	2,244,098
Tokushu Tokai Paper Co. Ltd.	27,680	722,191
Tokyo Century Corp.	291,580	3,044,963
Tokyo Ohka Kogyo Co. Ltd.	100,691	3,099,375
Tokyo Seimitsu Co. Ltd.	45,925	3,137,457
Tokyo Steel Manufacturing Co. Ltd.	144,085	1,605,758
Tokyo Tatemono Co. Ltd.	315,308	4,572,566
Tokyu Construction Co. Ltd.	316,881	1,759,391
Tokyu REIT, Inc.	493	534,602
TOMONY Holdings, Inc.	266,969	733,108
Tomy Co. Ltd.	160,858	2,866,899
Topcon Corp.	154,930	1,838,933
Topre Corp.	228,089	3,742,811
Toshiba TEC Corp.	65,413	1,367,961
Totetsu Kogyo Co. Ltd.	85,114	1,734,467
Towa Pharmaceutical Co. Ltd.	67,559	1,258,917
Toyo Construction Co. Ltd.	175,460	1,674,062
Toyo Tire Corp.	287,331	5,202,559
Toyobo Co. Ltd.	503,165	3,734,992
Toyota Boshoku Corp.	241,862	3,830,653
TPR Co. Ltd.	166,802	2,406,130
Trancom Co. Ltd.	22,303	935,811
Transcosmos, Inc.	73,227	1,487,339
Trend Micro, Inc.	88,840	4,407,870
Trusco Nakayama Corp.	105,458	1,637,498
TSI Holdings Co. Ltd.	294,511	1,288,867
Tsubaki Nakashima Co. Ltd.	137,967	709,792
Tsubakimoto Chain Co.	123,386	4,023,009
Tsugami Corp.	92,592	732,471
Tsumura & Co.	116,889	2,155,500
TV Asahi Holdings Corp.	84,821	1,100,004
UACJ Corp.	139,865	3,840,751
Uchida Yoko Co. Ltd.	27,825	1,446,372
Ulvac, Inc.	80,998	4,984,243
Unipres Corp.	320,914	2,345,693
United Arrows Ltd.	88,552	1,044,259
United Super Markets Holdings, Inc. (a)	364,219	2,431,047
United Urban Investment Corp.	1,886	1,783,049
Ushio, Inc.	171,890	2,276,248
USS Co. Ltd.	164,790	2,868,713
UT Group Co. Ltd. *	38,665	906,756
V Technology Co. Ltd. (a)	46,881	809,384
Valor Holdings Co. Ltd.	240,828	3,893,925
Valqua Ltd.	28,713	920,842
VT Holdings Co. Ltd.	309,898	1,078,752
Wacoal Holdings Corp.	102,409	2,497,447
Wacom Co. Ltd.	254,318	1,067,092
Warabeya Nichiyo Holdings Co. Ltd.	88,821	1,621,293
See financial notes
92Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Welcia Holdings Co. Ltd. (a)	189,504	3,578,127
Workman Co. Ltd. (a)	32,182	870,830
World Co. Ltd.	81,862	1,056,707
Xebio Holdings Co. Ltd.	151,100	989,363
YAMABIKO Corp.	118,436	1,461,557
Yamaguchi Financial Group, Inc.	222,543	2,258,588
Yamato Kogyo Co. Ltd.	37,756	2,106,385
Yamazen Corp.	326,192	2,763,489
Yaoko Co. Ltd.	45,010	2,589,872
Yellow Hat Ltd.	100,660	1,314,155
Yodogawa Steel Works Ltd.	84,419	2,518,413
Yokogawa Bridge Holdings Corp.	77,735	1,479,183
Yokowo Co. Ltd.	68,304	718,317
Yondoshi Holdings, Inc. (a)	54,137	687,609
Yoshinoya Holdings Co. Ltd.	69,420	1,476,804
Yuasa Trading Co. Ltd.	75,685	2,538,509
Zenkoku Hosho Co. Ltd.	33,501	1,229,959
Zensho Holdings Co. Ltd.	60,702	2,657,715
Zeon Corp.	349,935	2,969,316
ZERIA Pharmaceutical Co. Ltd.	42,391	600,447
Zojirushi Corp.	68,283	638,257
ZOZO, Inc.	60,955	1,382,249
		1,135,028,551

Luxembourg 0.0%
Espirito Santo Financial Group SA *(b)	8,470	0

Netherlands 1.6%
Adyen NV *	2,594	4,098,363
Allfunds Group PLC	170,125	1,207,702
AMG Critical Materials NV	19,086	436,004
Arcadis NV	69,842	4,073,738
ASM International NV	9,504	5,797,518
Basic-Fit NV *(a)	21,804	587,521
BE Semiconductor Industries NV	26,876	4,861,369
Corbion NV	69,924	1,325,708
Eurocommercial Properties NV	54,075	1,159,227
ForFarmers NV	324,106	850,524
Fugro NV *	116,543	2,572,788
IMCD NV	26,510	4,042,112
JDE Peet's NV	78,560	1,797,190
Just Eat Takeaway.com NV *	108,886	1,793,388
Koninklijke BAM Groep NV	889,080	3,176,914
Koninklijke Heijmans NV	89,758	1,507,483
Koninklijke Vopak NV	78,193	2,909,118
OCI NV	94,504	2,490,215
PostNL NV	1,438,658	2,041,801
Sligro Food Group NV	102,900	1,467,636
TKH Group NV	58,297	2,433,863
Van Lanschot Kempen NV	29,827	1,015,121
Wereldhave NV	65,365	945,016
		52,590,319

New Zealand 0.9%
a2 Milk Co. Ltd. *	562,308	2,124,035
Auckland International Airport Ltd.	347,152	1,713,169
Chorus Ltd.	408,837	1,980,218
Contact Energy Ltd.	843,108	4,145,266
EBOS Group Ltd.	168,421	3,791,458
Fisher & Paykel Healthcare Corp. Ltd.	230,036	3,433,662
Freightways Group Ltd.	142,719	736,480
Infratil Ltd.	215,400	1,353,007
Mainfreight Ltd.	62,668	2,587,110
Mercury NZ Ltd.	481,374	1,959,091
Meridian Energy Ltd.	972,046	3,541,470
SECURITY	NUMBER OF SHARES	VALUE ($)
Ryman Healthcare Ltd. *	247,798	700,505
		28,065,471

Norway 1.6%
Aker ASA, A Shares	17,929	969,249
Aker Solutions ASA	279,680	941,480
Atea ASA	155,728	1,827,730
Austevoll Seafood ASA	232,550	1,766,189
Bakkafrost P	28,979	1,812,683
Borregaard ASA	75,472	1,310,173
BW LPG Ltd.	121,129	1,401,082
BW Offshore Ltd.	346,186	832,865
DNO ASA	1,562,086	1,331,551
Elkem ASA	859,382	1,707,534
Elmera Group ASA	475,932	1,480,882
Europris ASA	195,204	1,347,187
Gjensidige Forsikring ASA	159,263	2,518,337
Grieg Seafood ASA	90,071	548,112
Kongsberg Automotive ASA *	3,493,560	561,976
Kongsberg Gruppen ASA	35,663	2,276,201
Leroy Seafood Group ASA	473,121	2,093,485
Odfjell Drilling Ltd.	230,731	974,146
PGS ASA *	1,577,765	1,016,688
Salmar ASA	47,751	3,033,755
Schibsted ASA, A Shares	45,171	1,349,259
Schibsted ASA, B Shares	58,588	1,631,736
SpareBank 1 Nord Norge	144,677	1,386,814
SpareBank 1 SMN	165,414	2,253,535
SpareBank 1 SR-Bank ASA	159,082	1,927,130
Stolt-Nielsen Ltd.	45,468	1,707,315
Storebrand ASA	418,775	3,743,955
TGS ASA	143,559	1,415,375
TOMRA Systems ASA	124,063	1,653,900
Var Energi ASA	432,623	1,322,859
Veidekke ASA	193,294	2,009,670
Wallenius Wilhelmsen ASA	152,373	1,463,459
		51,616,312

Poland 1.5%
Alior Bank SA *	151,710	3,648,283
Allegro.eu SA *	116,122	938,929
Asseco Poland SA	134,900	2,535,358
Bank Millennium SA *	511,623	1,282,297
Bank Polska Kasa Opieki SA	158,115	6,859,223
CCC SA *	70,417	1,341,982
CD Projekt SA	21,684	596,488
Cyfrowy Polsat SA *	919,222	2,701,492
Dino Polska SA *	11,748	1,368,965
Enea SA *	1,288,243	3,157,696
Grupa Azoty SA *	230,515	1,300,581
Grupa Kety SA	13,108	2,317,295
Jastrzebska Spolka Weglowa SA *	177,231	1,831,907
Kernel Holding SA *	763,754	2,489,732
KRUK SA	9,025	951,406
LPP SA	613	2,757,647
mBank SA *	9,315	1,623,392
Orange Polska SA	1,758,995	3,602,766
Pepco Group NV *	108,330	543,837
Santander Bank Polska SA	22,821	3,144,547
Tauron Polska Energia SA *	4,835,166	4,387,890
		49,381,713

Portugal 0.3%
CTT-Correios de Portugal SA	187,190	736,334
EDP Renovaveis SA	77,960	1,062,570
See financial notes
Schwab Fundamental Index ETFs | Annual Report93

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Navigator Co. SA	451,702	1,836,946
NOS SGPS SA	497,027	1,729,751
REN - Redes Energeticas Nacionais SGPS SA	543,793	1,288,740
Sonae SGPS SA	2,877,287	2,648,165
		9,302,506

Republic of Korea 7.8%
AJ Networks Co. Ltd.	173,987	615,409
AMOREPACIFIC Group	94,430	1,889,876
Asia Paper Manufacturing Co. Ltd.	21,626	778,737
Asiana Airlines, Inc. *	170,925	1,494,118
BGF retail Co. Ltd.	13,489	1,338,162
BH Co. Ltd.	41,732	534,969
Celltrion, Inc.	33,837	4,566,318
Cheil Worldwide, Inc.	143,146	1,988,736
Chong Kun Dang Pharmaceutical Corp.	13,329	1,083,056
CJ ENM Co. Ltd. *	42,580	2,538,940
CJ Logistics Corp. *	42,292	3,950,980
Com2uSCorp	19,817	633,977
Cosmax, Inc.	9,461	764,497
Daeduck Electronics Co. Ltd. *	52,875	883,500
Daehan Flour Mill Co. Ltd.	6,771	704,253
Daesang Corp. *	110,982	1,637,726
Daesang Holdings Co. Ltd. *	127,412	1,086,006
Daewoo Engineering & Construction Co. Ltd. *	814,523	2,434,516
Daou Technology, Inc.	110,780	1,805,291
DB HiTek Co. Ltd.	41,166	1,434,442
DGB Financial Group, Inc.	549,107	3,653,566
DL Holdings Co. Ltd. *	38,511	1,376,632
Dongjin Semichem Co. Ltd.	22,973	641,781
Dongkuk CM Co. Ltd.	128,118	633,085
Dongkuk Holdings Co. Ltd.	67,348	423,327
Dongkuk Steel Mill Co. Ltd.	201,889	1,955,819
Doosan Bobcat, Inc.	40,852	1,440,374
Doosan Co. Ltd. *	31,301	2,139,074
Easy Holdings Co. Ltd.	321,964	718,108
Fila Holdings Corp.	100,948	2,911,087
Gradiant Corp.	70,596	735,331
Green Cross Corp.	7,570	670,249
Green Cross Holdings Corp.	61,095	757,035
GS Global Corp.	346,618	761,383
GS Retail Co. Ltd.	149,765	2,508,080
Handsome Co. Ltd.	66,553	955,612
Hanmi Pharm Co. Ltd.	3,280	822,710
Hanon Systems	291,121	1,348,916
Hansae Co. Ltd.	42,078	644,631
Hanshin Construction Co. Ltd. *	119,306	647,779
Hansol Chemical Co. Ltd. *	5,833	745,990
Hansol Paper Co. Ltd.	139,217	1,124,944
Hanssem Co. Ltd.	19,555	710,771
Hanwha Aerospace Co. Ltd.	29,881	4,207,485
Hanwha General Insurance Co. Ltd. *	628,553	2,265,736
Hanwha Life Insurance Co. Ltd. *	1,716,043	4,059,429
Hanwha Ocean Co. Ltd. *	92,935	1,647,091
Harim Holdings Co. Ltd.	278,070	1,616,298
HD Hyundai Construction Equipment Co. Ltd.	33,164	1,339,909
HD Hyundai Heavy Industries Co. Ltd.	8,153	721,867
HD Hyundai Infracore Co. Ltd.	218,588	1,321,443
HDC Hyundai Development Co-Engineering & Construction, Class E	302,946	4,520,529
Hite Jinro Co. Ltd.	57,731	865,792
SECURITY	NUMBER OF SHARES	VALUE ($)
HL Mando Co. Ltd.	98,787	2,459,289
Hotel Shilla Co. Ltd.	29,594	1,335,686
Hyosung Advanced Materials Corp.	3,998	1,001,301
Hyosung Chemical Corp. *	10,784	546,651
Hyosung Corp.	27,146	1,219,083
Hyosung Heavy Industries Corp.	12,877	1,860,570
Hyosung TNC Corp.	12,778	2,782,833
HYUNDAI Corp.	57,813	815,790
Hyundai Department Store Co. Ltd.	52,525	2,066,920
Hyundai Elevator Co. Ltd. *	37,787	1,132,248
Hyundai GF Holdings	225,297	716,531
Hyundai Green Food	113,453	998,550
Hyundai Mipo Dockyard Co. Ltd.	22,579	1,066,551
Hyundai Rotem Co. Ltd.	39,295	987,097
Hyundai Wia Corp. *	76,553	3,455,118
Innocean Worldwide, Inc.	48,106	791,170
INTOPS Co. Ltd.	31,278	681,182
IS Dongseo Co. Ltd.	33,344	692,371
JB Financial Group Co. Ltd.	325,436	3,216,234
Kakao Corp.	73,409	2,938,345
Kangwon Land, Inc. *	118,502	1,546,684
KCC Corp.	11,725	2,337,780
KCC Glass Corp.	35,012	1,079,335
KEPCO Plant Service & Engineering Co. Ltd. *	46,288	1,293,116
KG Chemical Corp.	153,184	731,639
KISWIRE Ltd. *	53,467	911,461
KIWOOM Securities Co. Ltd. *	19,792	1,868,320
Kolmar Korea Co. Ltd.	18,896	673,337
Kolon Corp.	76,593	986,460
Kolon Industries, Inc.	84,250	2,451,703
Korea Aerospace Industries Ltd. *	32,657	1,258,114
Korea Electric Terminal Co. Ltd.	19,271	918,976
Korea Investment Holdings Co. Ltd. *	80,910	4,314,066
Korea Line Corp. *	424,434	655,010
Korea Petrochemical Ind Co. Ltd.	16,156	1,728,920
Korean Reinsurance Co.	370,807	2,238,877
Krafton, Inc. *	13,320	2,270,682
Kukdo Chemical Co. Ltd.	21,199	630,430
Kumho Tire Co., Inc. *	238,709	1,131,161
KUMHOE&C Co. Ltd. *	197,875	745,969
Kwang Dong Pharmaceutical Co. Ltd.	154,295	841,230
Kyeryong Construction Industrial Co. Ltd.	51,394	571,602
LG Energy Solution Ltd. *	6,644	2,003,279
Lotte Chilsung Beverage Co. Ltd.	7,334	691,211
Lotte Corp.	73,343	1,663,381
LOTTE Fine Chemical Co. Ltd.	43,519	1,552,382
Lotte Rental Co. Ltd.	62,411	1,265,468
LS Corp.	59,745	3,943,816
LS Electric Co. Ltd.	31,355	1,509,354
LX Hausys Ltd.	50,421	1,548,677
LX International Corp.	148,760	3,066,583
LX Semicon Co. Ltd.	16,035	905,551
Mcnex Co. Ltd.	34,226	652,854
Meritz Financial Group, Inc.	132,112	8,244,598
Mirae Asset Securities Co. Ltd. *	453,889	3,074,556
NCSoft Corp.	16,977	2,473,369
Netmarble Corp. *	18,141	840,568
Nexen Tire Corp. *	136,762	955,157
NH Investment & Securities Co. Ltd. *	255,981	2,256,847
NHN Corp.	44,217	881,617
NongShim Co. Ltd.	5,763	1,506,101
OCI Co. Ltd.	10,408	660,466
OCI Holdings Co. Ltd.	25,419	1,794,372
Orion Corp.	23,184	1,617,448
Orion Holdings Corp.	75,529	811,103
Pan Ocean Co. Ltd.	406,948	1,486,784
See financial notes
94Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Partron Co. Ltd.	157,166	927,700
Poongsan Corp.	79,913	2,589,551
POSCO Future M Co. Ltd. *	2,858	680,374
S-1 Corp.	46,488	2,028,351
Samchully Co. Ltd. *	12,335	931,887
Samsung Card Co. Ltd. *	75,546	2,130,334
Samsung Engineering Co. Ltd. *	153,777	2,840,879
Samsung Heavy Industries Co. Ltd. *	426,961	2,533,037
Samsung Securities Co. Ltd.	95,195	2,970,376
SAMT Co. Ltd.	344,260	714,838
Samyang Corp.	21,105	765,524
Samyang Holdings Corp.	30,603	1,673,099
SD Biosensor, Inc. *	73,930	696,772
SeAH Besteel Holdings Corp.	64,043	1,240,845
SeAH Steel Corp.	5,695	575,659
SeAH Steel Holdings Corp.	5,224	839,543
Sebang Global Battery Co. Ltd.	24,985	1,493,546
Seegene, Inc.	52,042	973,149
Seohan Co. Ltd. *	873,081	570,427
Seohee Construction Co. Ltd.	908,767	870,822
Seoul Semiconductor Co. Ltd. *	110,914	828,773
Seoyon E-Hwa Co. Ltd. *	59,737	887,352
SFA Engineering Corp.	54,218	1,015,875
Shinsegae, Inc.	24,452	3,209,830
SIMMTECH Co. Ltd.	26,690	571,241
SK Chemicals Co. Ltd.	23,885	1,217,927
SK Discovery Co. Ltd.	68,455	2,246,533
SK Gas Ltd.	12,314	1,465,732
SK Networks Co. Ltd. *	969,930	4,770,983
SKC Co. Ltd. *	20,471	1,272,904
SL Corp.	34,646	878,118
SNT Motiv Co. Ltd.	21,353	712,782
Songwon Industrial Co. Ltd.	48,545	555,592
Soulbrain Co. Ltd.	5,699	1,164,109
SSANGYONG C&E Co. Ltd.	190,350	997,779
Sungwoo Hitech Co. Ltd.	209,409	1,545,878
TKG Huchems Co. Ltd.	48,419	729,048
Unid Co. Ltd.	14,131	825,617
WONIK IPS Co. Ltd. *	38,936	959,072
Young Poong Corp. *	2,454	928,819
Youngone Corp. *	63,033	2,082,797
Youngone Holdings Co. Ltd.	22,044	1,509,772
Yuhan Corp.	35,212	1,782,284
		250,614,836

Singapore 1.2%
CapitaLand Ascendas REIT	1,439,893	2,934,186
CapitaLand Ascott Trust	1,261,217	839,498
CapitaLand China Trust	833,016	458,450
CapitaLand Integrated Commercial Trust	1,699,492	2,477,320
CapitaLand Investment Ltd.	1,065,338	2,202,618
City Developments Ltd.	399,489	1,684,592
First Resources Ltd.	692,855	731,708
Frasers Logistics & Commercial Trust	905,973	694,000
Genting Singapore Ltd.	4,283,001	2,898,655
Hutchison Port Holdings Trust, Class U	16,682,561	2,202,098
Keppel Infrastructure Trust	4,365,193	1,590,766
Manulife U.S. Real Estate Investment Trust *	6,055,134	333,032
Mapletree Industrial Trust	684,798	1,166,285
Mapletree Logistics Trust	1,018,060	1,120,578
Mapletree Pan Asia Commercial Trust	756,426	759,464
Netlink NBN Trust	1,598,751	998,774
Olam Group Ltd.	2,760,486	2,011,956
SATS Ltd. *	608,195	1,185,089
Seatrium Ltd. *	8,270,544	553,584
SECURITY	NUMBER OF SHARES	VALUE ($)
Sembcorp Industries Ltd.	696,363	2,641,270
Singapore Exchange Ltd.	381,064	2,678,161
Singapore Technologies Engineering Ltd.	1,267,368	3,751,394
Suntec Real Estate Investment Trust	1,002,498	864,865
UOL Group Ltd.	472,981	2,071,886
		38,850,229

Spain 1.3%
Abengoa SA, B Shares *(b)	192,522,094	208
Almirall SA	73,807	632,573
Applus Services SA	207,733	2,562,701
Atresmedia Corp. de Medios de Comunicacion SA	163,074	667,412
Bankinter SA	499,836	3,173,988
Cellnex Telecom SA *	89,150	3,209,680
Cia de Distribucion Integral Logista Holdings SA	64,430	1,731,918
CIE Automotive SA	56,322	1,500,561
Construcciones y Auxiliar de Ferrocarriles SA	31,310	1,109,640
Corp. ACCIONA Energias Renovables SA (a)	24,820	513,006
Ebro Foods SA	147,659	2,329,727
Ence Energia y Celulosa SA	203,936	629,406
Faes Farma SA	307,795	999,241
Fluidra SA	80,367	1,875,055
Gestamp Automocion SA	474,700	1,505,132
Indra Sistemas SA	113,745	2,174,986
Inmobiliaria Colonial Socimi SA	191,069	1,037,962
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,075,885	1,066,471
Melia Hotels International SA *	112,898	805,118
Merlin Properties Socimi SA	355,919	3,372,057
Obrascon Huarte Lain SA *(a)	1,528,296	637,392
Prosegur Compania de Seguridad SA	984,202	1,887,277
Sacyr SA	691,492	2,268,840
Unicaja Banco SA	896,810	916,621
Vidrala SA	15,788	1,621,366
Viscofan SA	36,356	2,049,753
		40,278,091

Sweden 4.0%
AAK AB	142,353	3,142,168
AddLife AB, B Shares	71,560	692,263
AddTech AB, B Shares	58,814	1,301,616
AFRY AB	166,355	2,618,928
Ambea AB	212,680	1,258,924
Arjo AB, B Shares	329,715	1,561,354
Attendo AB *	290,621	1,042,000
Avanza Bank Holding AB	33,507	737,012
Axfood AB	110,165	3,081,122
Beijer Alma AB	38,621	650,934
Beijer Ref AB	90,388	1,271,859
Betsson AB, Class B	151,965	1,503,870
Bilia AB, A Shares	216,761	2,784,023
Billerud Aktiebolag	418,715	3,569,869
Bonava AB *	1,129,808	853,843
Bonava AB, B Shares *(a)	564,904	428,559
Bravida Holding AB	270,608	2,302,696
Byggmax Group AB *	294,325	965,965
Castellum AB *	225,307	2,702,173
Clas Ohlson AB, B Shares	104,478	1,782,117
Cloetta AB, B Shares	473,784	818,681
Coor Service Management Holding AB	236,492	1,022,080
See financial notes
Schwab Fundamental Index ETFs | Annual Report95

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dometic Group AB	469,338	3,755,629
Dustin Group AB *(a)	674,073	736,126
Electrolux Professional AB, B Shares	170,630	1,086,694
Elekta AB, B Shares (a)	339,218	2,456,740
EQT AB	59,013	1,728,053
Evolution AB	19,552	2,534,639
Fabege AB	143,486	1,173,686
Fastighets AB Balder, B Shares *	258,899	1,608,822
Getinge AB, B Shares	202,152	4,008,871
Granges AB	194,772	1,897,377
Hexpol AB	268,035	3,111,008
Holmen AB, B Shares	90,380	3,631,813
Indutrade AB	124,171	3,288,042
Instalco AB	158,241	576,537
Intrum AB (a)	379,115	1,257,067
Investment AB Latour, B Shares	43,358	1,100,349
Inwido AB	92,553	1,191,410
JM AB	194,034	3,020,926
Kinnevik AB, B Shares *	327,873	3,474,409
L E Lundbergforetagen AB, B Shares	52,314	2,846,381
Lagercrantz Group AB, B Shares	59,204	859,385
Lifco AB, B Shares	68,341	1,821,555
Lindab International AB	93,833	1,969,618
Loomis AB	117,769	3,184,530
MEKO AB	95,644	1,074,065
Mycronic AB	41,028	1,352,077
NCC AB, B Shares	299,366	4,056,179
New Wave Group AB, B Shares	97,474	1,192,208
Nibe Industrier AB, B Shares	399,326	2,229,830
Nobia AB *(a)	1,366,405	1,024,066
Nolato AB, B Shares	226,709	942,991
Pandox AB	67,500	1,017,642
Peab AB, B Shares	834,143	4,598,994
Ratos AB, B Shares	589,305	1,970,529
Resurs Holding AB	450,544	640,061
Saab AB, B Shares	62,107	4,900,159
Sagax AB, B Shares	28,882	683,570
Samhallsbyggnadsbolaget i Norden AB (a)	2,016,105	714,091
Samhallsbyggnadsbolaget i Norden AB, D Shares *(a)	23,884	10,311
Scandi Standard AB	163,482	1,074,349
Scandic Hotels Group AB *	215,516	1,087,635
Sinch AB *	308,974	775,462
Storskogen Group AB, B Shares	1,817,192	909,347
Sweco AB, B Shares	166,457	1,775,979
Swedish Orphan Biovitrum AB *	93,023	2,288,840
Tethys Oil AB	138,334	450,331
Thule Group AB	93,084	2,532,329
Viaplay Group AB, B Shares *(a)	1,611,217	165,210
Wihlborgs Fastigheter AB	159,288	1,283,854
		127,161,832

Switzerland 2.5%
Accelleron Industries AG	41,739	1,412,551
Allreal Holding AG	12,034	2,077,302
ALSO Holding AG	6,690	1,758,827
ams-OSRAM AG *	1,251,183	1,913,967
Arbonia AG	107,072	1,478,616
Aryzta AG *	570,810	1,013,851
Autoneum Holding AG *(a)	7,155	1,048,203
Avolta AG *	92,348	3,627,639
Banque Cantonale Vaudoise	14,056	1,690,455
Belimo Holding AG	3,284	1,564,893
BKW AG	10,355	1,458,202
Bucher Industries AG	7,327	3,113,694
Burckhardt Compression Holding AG	1,204	719,214
SECURITY	NUMBER OF SHARES	VALUE ($)
Bystronic AG	2,723	1,340,549
Cembra Money Bank AG	25,619	2,186,438
Clariant AG *	268,523	3,336,144
Comet Holding AG	2,646	940,546
Daetwyler Holding AG	4,683	966,861
dormakaba Holding AG	3,922	2,044,402
Emmi AG	1,765	1,803,986
EMS-Chemie Holding AG	3,638	2,547,075
Flughafen Zurich AG	10,086	2,136,209
Forbo Holding AG	1,177	1,358,051
Huber & Suhner AG	19,306	1,407,581
Implenia AG	20,949	736,326
Inficon Holding AG	864	1,344,251
Interroll Holding AG	271	855,579
Kardex Holding AG	3,306	882,301
Komax Holding AG	2,431	453,871
Landis & Gyr Group AG	23,060	1,805,675
Mobimo Holding AG	4,524	1,330,664
OC Oerlikon Corp. AG	465,122	2,223,796
PSP Swiss Property AG	15,130	1,933,025
Schweiter Technologies AG	2,111	1,057,238
SFS Group AG	16,419	2,058,552
Siegfried Holding AG	1,413	1,421,746
SIG Group AG	156,504	3,110,351
Softwareone Holding AG	87,078	1,631,693
St. Galler Kantonalbank AG	1,509	855,994
Stadler Rail AG	38,805	1,226,001
Straumann Holding AG	17,251	2,734,927
Sulzer AG	16,385	1,924,035
Tecan Group AG	4,005	1,568,252
Temenos AG	28,982	2,182,166
u-blox Holding AG	5,864	561,394
Valiant Holding AG	11,277	1,313,974
VAT Group AG	5,887	2,960,381
Vontobel Holding AG	23,627	1,448,933
Zehnder Group AG	13,315	816,546
		81,382,927

United Kingdom 9.8%
4imprint Group PLC	14,662	1,057,162
888 Holdings PLC *	721,880	789,868
AG Barr PLC	98,001	645,865
Airtel Africa PLC	2,028,952	2,434,347
Ashmore Group PLC	519,328	1,361,147
ASOS PLC *(a)	383,517	1,828,940
Assura PLC	1,332,273	700,731
Auto Trader Group PLC	261,464	2,448,791
Babcock International Group PLC	247,798	1,535,288
Bank of Georgia Group PLC	23,238	1,384,500
Beazley PLC	295,170	2,434,407
Big Yellow Group PLC	68,194	865,208
Bodycote PLC	280,068	2,191,173
British Land Co. PLC	791,994	3,485,377
Britvic PLC	245,432	2,638,904
C&C Group PLC	809,942	1,469,185
Capita PLC *	2,881,522	739,931
Card Factory PLC *	859,824	991,923
Carnival PLC *	113,332	1,604,908
Centamin PLC	2,751,036	3,142,371
Chemring Group PLC	268,258	1,177,485
Clarkson PLC	19,577	889,025
Close Brothers Group PLC	236,970	1,039,551
Coats Group PLC	1,872,987	1,611,080
Computacenter PLC	99,196	3,641,371
ConvaTec Group PLC	1,116,020	3,475,629
Cranswick PLC	90,723	4,413,672
Crest Nicholson Holdings PLC	826,848	2,217,354
See financial notes
96Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Deliveroo PLC *	527,409	732,526
Derwent London PLC	61,533	1,497,568
DFS Furniture PLC	649,070	1,001,670
Diploma PLC	41,959	1,834,308
DiscoverIE Group PLC	77,167	654,979
Diversified Energy Co. PLC	33,646	398,154
Domino's Pizza Group PLC	197,348	841,271
Dr Martens PLC	661,519	795,786
Drax Group PLC	593,487	3,496,156
Dunelm Group PLC	91,424	1,328,782
easyJet PLC	424,081	2,917,168
Elementis PLC *	841,785	1,505,650
Endeavour Mining PLC	102,517	1,653,406
EnQuest PLC *	7,565,007	1,244,016
Essentra PLC	869,802	1,833,027
FDM Group Holdings PLC	103,326	521,502
Ferrexpo PLC *	2,951,983	2,692,294
Forterra PLC	464,768	1,010,027
Frasers Group PLC *	138,931	1,421,743
Fresnillo PLC	259,645	1,495,707
Future PLC	55,573	430,570
Games Workshop Group PLC	13,762	1,637,245
Genuit Group PLC	316,527	1,617,579
Genus PLC	36,308	823,026
Grafton Group PLC	396,954	4,907,287
Grainger PLC	398,189	1,255,194
Great Portland Estates PLC	147,126	671,102
Greencore Group PLC *	1,514,153	1,957,465
Greggs PLC	73,603	2,510,087
Gulf Keystone Petroleum Ltd. *	403,445	482,780
Halfords Group PLC	841,771	1,618,493
Halma PLC	149,593	4,356,021
Hammerson PLC	2,765,985	888,704
Harbour Energy PLC	1,052,105	3,359,092
Hargreaves Lansdown PLC	260,436	2,399,630
Hikma Pharmaceuticals PLC	180,777	4,498,015
Hill & Smith PLC	71,932	1,650,566
Hilton Food Group PLC	163,084	1,646,219
Hiscox Ltd.	148,762	2,132,040
Hochschild Mining PLC *	1,138,569	1,335,096
Howden Joinery Group PLC	461,211	4,824,792
Hunting PLC	385,640	1,631,742
Ibstock PLC	609,330	1,244,797
IG Group Holdings PLC	482,327	4,264,736
Indivior PLC *	44,907	974,208
InterContinental Hotels Group PLC	58,547	6,206,147
Intermediate Capital Group PLC	189,218	4,608,710
International Consolidated Airlines Group SA *	1,340,972	2,497,747
Investec PLC	493,401	3,077,573
IWG PLC *	1,731,050	4,068,448
J D Wetherspoon PLC *	108,539	1,040,707
JD Sports Fashion PLC	1,855,475	2,767,211
Jupiter Fund Management PLC	1,642,258	1,682,673
Just Group PLC	2,326,867	2,469,488
Keller Group PLC	268,017	2,932,593
Kier Group PLC *	1,464,793	2,519,931
Lancashire Holdings Ltd.	105,721	870,594
LondonMetric Property PLC	336,483	767,844
Marshalls PLC	319,575	1,210,314
Marston's PLC *	1,785,022	660,454
Mitchells & Butlers PLC *	520,962	1,548,629
Mitie Group PLC	1,644,082	2,221,100
Mobico Group PLC	2,778,634	2,741,570
Molten Ventures PLC *	244,723	822,198
Moneysupermarket.com Group PLC	500,600	1,550,157
Morgan Advanced Materials PLC	475,612	1,588,291
Morgan Sindall Group PLC	103,572	3,072,265
SECURITY	NUMBER OF SHARES	VALUE ($)
NCC Group PLC	446,030	713,156
Ninety One PLC	292,446	606,685
Ocado Group PLC *	221,382	1,432,110
OSB Group PLC	411,386	2,164,792
Oxford Instruments PLC	27,145	750,265
Pagegroup PLC	535,350	3,063,612
Paragon Banking Group PLC	234,520	1,910,465
Pennon Group PLC	448,911	3,756,328
Petrofac Ltd. *(a)	2,259,535	751,135
Pets at Home Group PLC	605,131	2,114,202
Playtech PLC *	386,406	2,167,270
Plus500 Ltd.	175,273	3,769,097
Premier Foods PLC	906,310	1,579,790
Primary Health Properties PLC	568,595	642,645
QinetiQ Group PLC	577,282	2,706,243
Quilter PLC	2,083,047	2,541,410
Rathbones Group PLC	41,802	822,773
Reach PLC	1,050,049	785,001
Redde Northgate PLC	630,501	2,759,531
Redrow PLC	632,879	5,127,589
Renewi PLC *	130,212	904,267
Renishaw PLC	20,806	1,133,803
RHI Magnesita NV	38,086	1,779,654
Rightmove PLC	230,672	1,653,274
Rolls-Royce Holdings PLC *	1,861,538	8,691,392
Rotork PLC	650,926	2,539,331
RS Group PLC	416,628	3,971,575
Sabre Insurance Group PLC	492,054	979,695
Safestore Holdings PLC	89,174	862,361
Saga PLC *	666,658	1,030,499
Savills PLC	214,613	2,504,354
Schroders PLC	727,535	3,619,522
Segro PLC	306,696	3,279,773
Serco Group PLC	1,917,183	4,542,289
Sirius Real Estate Ltd.	740,680	810,439
Softcat PLC	60,781	1,128,671
Speedy Hire PLC	2,031,156	683,437
Spirax-Sarco Engineering PLC	30,179	3,941,561
Spire Healthcare Group PLC	355,938	1,015,300
Spirent Communications PLC	639,010	844,690
SSP Group PLC	707,234	1,959,208
SThree PLC	311,770	1,648,481
Synthomer PLC *	420,286	774,601
TBC Bank Group PLC	36,736	1,375,489
Telecom Plus PLC	62,903	1,163,301
THG PLC *	1,222,582	971,515
TI Fluid Systems PLC	1,402,056	2,695,767
TP ICAP Group PLC	1,581,689	3,581,356
Tritax Big Box REIT PLC	622,268	1,153,944
TT Electronics PLC	329,929	567,587
TUI AG *	427,704	2,983,749
Tullow Oil PLC *	2,480,194	882,842
Tyman PLC	421,033	1,587,106
UNITE Group PLC	85,568	1,039,097
Vanquis Banking Group PLC	719,050	1,102,390
Vesuvius PLC	490,231	3,005,091
Victrex PLC	99,641	1,550,303
Videndum PLC	118,611	491,371
Virgin Money U.K. PLC	802,126	1,571,185
Vistry Group PLC	354,307	4,710,379
Watches of Switzerland Group PLC *	136,853	699,720
Weir Group PLC	190,535	4,417,847
WH Smith PLC	63,188	987,931
Wickes Group PLC	784,761	1,577,374
Workspace Group PLC	118,236	729,267
See financial notes
Schwab Fundamental Index ETFs | Annual Report97

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
XP Power Ltd.	25,152	330,887
		314,769,837
Total Common Stocks (Cost $2,933,828,199)		3,185,740,530

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	41,757	2,175,771
Sartorius AG	3,808	1,441,466
Sixt SE	19,271	1,299,211
		4,916,448

Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	44,650	1,104,067
Total Preferred Stocks (Cost $5,152,374)		6,020,515

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	9,734	20,646
Total Warrants (Cost $0)		20,646

SHORT-TERM INVESTMENTS 1.9% OF NET ASSETS

Money Market Funds 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)	2,833,563	2,833,563
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (c)(d)	57,634,290	57,634,290
		60,467,853
Total Short-Term Investments (Cost $60,467,853)		60,467,853
Total Investments in Securities (Cost $2,999,448,426)		3,252,249,544

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/15/24	134	15,328,930	330,816

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $54,168,386.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
See financial notes
98Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,061,817,256	$—	$—	$3,061,817,256
Hong Kong	83,645,183	—	0 *	83,645,183
Luxembourg	—	—	0 *	0
Spain	40,277,883	—	208	40,278,091
Preferred Stocks[1]	6,020,515	—	—	6,020,515
Warrants
Italy	—	—	20,646	20,646
Short-Term Investments[1]	60,467,853	—	—	60,467,853
Futures Contracts[2]	330,816	—	—	330,816
Total	$3,252,559,506	$—	$20,854	$3,252,580,360

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Annual Report99

Schwab Fundamental International Small Company Index ETF
Statement of Assets and Liabilities

As of February 29, 2024
Assets
Investments in securities, at value - unaffiliated (cost $2,999,448,426) including securities on loan of $54,168,386		$3,252,249,544
Cash		499
Foreign currency, at value (cost $3,946,404)		3,940,855
Deposit with broker for futures contracts		874,143
Receivables:
Dividends		9,094,460
Foreign tax reclaims		1,938,354
Income from securities on loan		115,172
Variation margin on future contracts	+	42,393
Total assets		3,268,255,420

Liabilities
Collateral held for securities on loan		57,634,290
Payables:
Investments bought		3,164,959
Management fees	+	979,179
Total liabilities		61,778,428
Net assets		$3,206,476,992

Net Assets by Source
Capital received from investors		$3,266,408,993
Total distributable loss	+	(59,932,001)
Net assets		$3,206,476,992

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,206,476,992		93,300,000		$34.37

See financial notes
100Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Statement of Operations

For the period March 1, 2023 through February 29, 2024
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $11,065,930)		$85,418,593
Interest received from securities - unaffiliated		67,901
Securities on loan, net	+	2,204,157
Total investment income		87,690,651

Expenses
Management fees		11,592,679
Professional fees	+	19,517 [1]
Total expenses		11,612,196
Expense reduction	–	19,517 [1]
Net expenses	–	11,592,679
Net investment income		76,097,972

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(61,976,638)
Net realized gains on sales of in-kind redemptions - unaffiliated		36,025,559
Net realized gains on futures contracts		1,121,535
Net realized losses on foreign currency transactions	+	(989,913)
Net realized losses		(25,819,457)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		190,843,593
Net change in unrealized appreciation (depreciation) on futures contracts		521,650
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	61,683
Net change in unrealized appreciation (depreciation)	+	191,426,926
Net realized and unrealized gains		165,607,469
Increase in net assets resulting from operations		$241,705,441

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
Schwab Fundamental Index ETFs | Annual Report101

Schwab Fundamental International Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/23-2/29/24		3/1/22-2/28/23
Net investment income		$76,097,972	$65,034,540
Net realized losses		(25,819,457)	(36,950,204)
Net change in unrealized appreciation (depreciation)	+	191,426,926	(191,361,265)
Increase (decrease) in net assets resulting from operations		$241,705,441	($163,276,929 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($89,978,610 )	($51,473,080 )

TRANSACTIONS IN FUND SHARES
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,900,000	$291,994,920	14,100,000	$443,207,943
Shares redeemed	+	(2,700,000)	(86,913,462)	(1,900,000)	(64,742,920)
Net transactions in fund shares		6,200,000	$205,081,458	12,200,000	$378,465,023

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		87,100,000	$2,849,668,703	74,900,000	$2,685,953,689
Total increase	+	6,200,000	356,808,289	12,200,000	163,715,014
End of period		93,300,000	$3,206,476,992	87,100,000	$2,849,668,703
See financial notes
102Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20
Per-Share Data
Net asset value at beginning of period	$25.28	$29.25	$29.64	$25.54	$28.08
Income (loss) from investment operations:
Net investment income (loss)[1]	1.20	1.55	1.36	0.79	1.02
Net realized and unrealized gains (losses)	2.06	(4.14)	(0.41)	4.02	(2.53)
Total from investment operations	3.26	(2.59)	0.95	4.81	(1.51)
Less distributions:
Distributions from net investment income	(1.29)	(1.39)	(1.34)	(0.71)	(1.03)
Other capital[1,2]	—	0.01	—	—	—
Net asset value at end of period	$27.25	$25.28	$29.25	$29.64	$25.54
Total return	13.17%	(8.72%)	2.97%	19.12%	(5.74%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%	0.39%[3]	0.39%	0.39%	0.39%
Net investment income (loss)	4.55%	5.97%	4.29%	3.11%	3.61%
Portfolio turnover rate[4]	16%	28%	20%	25%	32%
Net assets, end of period (x 1,000,000)	$5,458	$4,529	$4,826	$3,806	$2,574

[1]	Calculated based on the average shares outstanding during the period.
[2]
Includes additional variable charges paid by the cash purchasers and redeemers of creation units to the fund to offset the transaction costs of the fund of buying or selling portfolio securities (see financial note 10 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Report103

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of February 29, 2024

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.7% OF NET ASSETS

Brazil 8.1%
Ambev SA	5,448,868	13,795,852
B3 SA - Brasil Bolsa Balcao	3,434,045	8,867,358
Banco Bradesco SA	3,065,097	7,587,713
Banco do Brasil SA	2,008,662	23,390,897
Banco Santander Brasil SA	979,931	5,640,572
BRF SA *	2,914,696	8,857,921
Centrais Eletricas Brasileiras SA	1,663,418	14,563,047
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	554,940	8,841,245
Cia Energetica de Minas Gerais	205,960	622,608
Cia Siderurgica Nacional SA	2,166,087	7,332,693
Equatorial Energia SA	895,838	6,162,588
Itau Unibanco Holding SA	725,144	4,277,615
JBS SA	8,270,548	38,384,438
Natura & Co. Holding SA *	1,831,705	6,012,721
Petroleo Brasileiro SA	11,550,997	95,827,256
Suzano SA	806,799	9,149,995
Telefonica Brasil SA	1,190,760	13,056,384
Ultrapar Participacoes SA	3,298,945	19,493,630
Vale SA	8,525,679	114,947,770
Vibra Energia SA	6,649,320	34,607,271
		441,419,574

Chile 0.5%
Banco de Chile	49,130,961	5,690,364
Cencosud SA	4,718,898	8,466,558
Empresas CMPC SA	3,298,023	5,849,040
Empresas Copec SA	1,520,625	9,749,461
		29,755,423

China 31.6%
Agile Group Holdings Ltd. *(a)	41,093,908	3,989,292
Agricultural Bank of China Ltd., A Shares	15,616,500	9,081,314
Agricultural Bank of China Ltd., H Shares	82,774,867	34,045,457
Alibaba Group Holding Ltd.	10,878,232	101,295,615
Aluminum Corp. of China Ltd., A Shares	2,303,700	1,934,337
Aluminum Corp. of China Ltd., H Shares	10,661,650	5,338,451
Anhui Conch Cement Co. Ltd., A Shares	1,176,700	3,909,677
Anhui Conch Cement Co. Ltd., H Shares	5,205,725	11,383,866
ANTA Sports Products Ltd.	512,450	5,023,827
BAIC Motor Corp. Ltd., H Shares	36,103,803	10,791,296
Baidu, Inc., A Shares *	1,746,416	22,207,198
Bank of China Ltd., A Shares	7,312,800	4,536,722
Bank of China Ltd., H Shares	209,789,297	82,535,131
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co. Ltd., A Shares	7,322,200	6,371,770
Bank of Communications Co. Ltd., H Shares	22,176,899	14,560,247
Baoshan Iron & Steel Co. Ltd., A Shares	6,054,300	5,604,550
Beijing Enterprises Holdings Ltd.	1,564,718	5,896,074
BYD Co. Ltd., A Shares	36,200	960,611
BYD Co. Ltd., H Shares	200,420	4,948,547
China Cinda Asset Management Co. Ltd., H Shares	50,214,138	4,810,521
China CITIC Bank Corp. Ltd., A Shares	2,114,600	1,887,079
China CITIC Bank Corp. Ltd., H Shares	31,418,247	16,734,888
China Communications Services Corp. Ltd., H Shares	14,181,926	6,032,318
China Construction Bank Corp., A Shares	1,898,900	1,844,808
China Construction Bank Corp., H Shares	304,712,213	189,939,148
China Everbright Bank Co. Ltd., A Shares	11,101,800	4,961,354
China Everbright Bank Co. Ltd., H Shares	11,423,120	3,574,832
China Everbright Environment Group Ltd. (a)	16,256,458	6,042,598
China Gas Holdings Ltd.	7,900,191	7,235,383
China Hongqiao Group Ltd.	8,251,834	6,419,077
China Jinmao Holdings Group Ltd.	39,768,699	3,251,069
China Life Insurance Co. Ltd., H Shares	5,211,329	6,423,631
China Mengniu Dairy Co. Ltd. *	2,961,025	7,443,410
China Merchants Bank Co. Ltd., A Shares	2,065,100	9,182,999
China Merchants Bank Co. Ltd., H Shares	6,069,841	23,686,088
China Minsheng Banking Corp. Ltd., A Shares	11,230,900	6,297,191
China Minsheng Banking Corp. Ltd., H Shares	31,377,299	11,061,893
China National Building Material Co. Ltd., H Shares	45,186,809	17,027,014
China Overseas Land & Investment Ltd.	11,998,053	17,838,920
China Pacific Insurance Group Co. Ltd., A Shares	678,100	2,411,148
China Pacific Insurance Group Co. Ltd., H Shares	4,257,849	8,125,417
China Petroleum & Chemical Corp., A Shares	12,950,500	11,233,562
China Petroleum & Chemical Corp., H Shares	157,265,030	86,981,093
China Railway Group Ltd., A Shares	5,218,400	4,598,985
China Railway Group Ltd., H Shares	15,571,325	7,597,903
China Resources Building Materials Technology Holdings Ltd.	15,458,075	2,685,339
China Resources Gas Group Ltd.	1,507,524	4,563,703
See financial notes
104Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Resources Land Ltd.	5,364,247	16,513,176
China Resources Power Holdings Co. Ltd.	4,250,325	9,175,160
China Shenhua Energy Co. Ltd., A Shares	961,300	5,149,881
China Shenhua Energy Co. Ltd., H Shares	6,477,651	25,029,244
China State Construction Engineering Corp. Ltd., A Shares	11,976,200	8,892,498
China Taiping Insurance Holdings Co. Ltd.	6,119,737	5,338,980
China Tower Corp. Ltd., H Shares	104,950,386	12,735,396
China United Network Communications Ltd., A Shares	7,700,900	5,130,193
China Vanke Co. Ltd., A Shares	2,892,000	4,029,795
China Vanke Co. Ltd., H Shares	9,098,337	7,042,704
CITIC Ltd.	18,483,052	18,674,757
COSCO SHIPPING Holdings Co. Ltd., A Shares	2,098,000	3,057,354
COSCO SHIPPING Holdings Co. Ltd., H Shares	6,396,353	6,895,721
Country Garden Holdings Co. Ltd. *(a)	184,885,728	15,114,304
CRRC Corp. Ltd., A Shares	3,437,100	3,043,433
CRRC Corp. Ltd., H Shares	8,077,104	4,168,136
CSPC Pharmaceutical Group Ltd.	7,874,095	6,155,408
Dongfeng Motor Group Co. Ltd., H Shares	14,067,626	6,019,639
ENN Energy Holdings Ltd.	980,320	8,057,888
Fosun International Ltd.	11,268,131	6,505,716
GCL Technology Holdings Ltd.	26,715,564	3,719,595
Geely Automobile Holdings Ltd.	11,213,675	12,261,018
Guangdong Investment Ltd.	5,997,799	3,570,118
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	50,304,442	6,554,074
Haier Smart Home Co. Ltd., A Shares	547,400	1,830,175
Haier Smart Home Co. Ltd., H Shares	2,686,896	8,202,638
Hengan International Group Co. Ltd.	1,466,660	4,533,667
Huaneng Power International, Inc., A Shares *	992,100	1,214,437
Huaneng Power International, Inc., H Shares *	9,629,225	5,411,888
Industrial & Commercial Bank of China Ltd., A Shares	13,251,800	9,802,865
Industrial & Commercial Bank of China Ltd., H Shares	220,004,036	113,531,615
Industrial Bank Co. Ltd., A Shares	3,490,900	8,066,824
JD.com, Inc., A Shares	3,586,841	40,799,125
Jiangxi Copper Co. Ltd., A Shares	863,000	2,346,368
Jiangxi Copper Co. Ltd., H Shares	6,294,320	9,374,588
Kingboard Holdings Ltd.	3,858,792	7,580,756
Kunlun Energy Co. Ltd.	15,390,765	13,151,980
Kweichow Moutai Co. Ltd., A Shares	21,300	5,010,721
Legend Holdings Corp., H Shares	6,109,599	5,103,819
Longfor Group Holdings Ltd.	6,265,675	7,907,325
Lufax Holding Ltd., ADR	964,367	3,008,825
Meituan, B Shares *	690,462	7,037,971
NetEase, Inc.	950,890	21,401,341
New China Life Insurance Co. Ltd., A Shares	246,000	1,119,850
New China Life Insurance Co. Ltd., H Shares	1,573,742	3,031,375
Nine Dragons Paper Holdings Ltd. *(a)	8,672,218	4,021,070
People's Insurance Co. Group of China Ltd., A Shares	920,100	670,417
People's Insurance Co. Group of China Ltd., H Shares	13,793,931	4,598,682
PetroChina Co. Ltd., A Shares	6,177,100	7,578,580
SECURITY	NUMBER OF SHARES	VALUE ($)
PetroChina Co. Ltd., H Shares	78,024,388	61,492,243
PICC Property & Casualty Co. Ltd., H Shares	16,757,148	22,945,614
Ping An Bank Co. Ltd., A Shares	3,092,300	4,544,944
Ping An Insurance Group Co. of China Ltd., A Shares	1,536,700	9,149,499
Ping An Insurance Group Co. of China Ltd., H Shares	13,600,159	60,975,575
Postal Savings Bank of China Co. Ltd., A Shares	2,490,700	1,676,541
Postal Savings Bank of China Co. Ltd., H Shares	20,644,599	10,890,838
SAIC Motor Corp. Ltd., A Shares	3,103,300	6,443,270
Seazen Group Ltd. *(a)	34,106,936	4,835,824
Shanghai Pudong Development Bank Co. Ltd., A Shares	8,090,500	8,028,462
Shenzhou International Group Holdings Ltd.	590,901	4,872,095
Sinopharm Group Co. Ltd., H Shares	5,351,286	15,003,670
Sunny Optical Technology Group Co. Ltd.	604,102	3,919,934
Tencent Holdings Ltd.	2,792,587	98,879,153
Tingyi Cayman Islands Holding Corp.	3,507,707	3,911,491
Trip.com Group Ltd. *	136,900	6,239,260
Vipshop Holdings Ltd., ADR *	711,134	13,689,330
Weichai Power Co. Ltd., A Shares	925,600	2,168,437
Weichai Power Co. Ltd., H Shares	4,112,733	8,090,140
Xiaomi Corp., B Shares *	15,120,744	25,533,445
Yankuang Energy Group Co. Ltd., A Shares	295,550	1,061,564
Yankuang Energy Group Co. Ltd., H Shares	4,490,381	10,370,183
Yum China Holdings, Inc.	313,933	13,714,118
Zhongsheng Group Holdings Ltd.	1,914,453	3,511,591
Zijin Mining Group Co. Ltd., A Shares	1,002,500	1,824,055
Zijin Mining Group Co. Ltd., H Shares	4,086,120	6,607,689
		1,723,855,408

Colombia 0.3%
Bancolombia SA	643,202	5,395,781
Ecopetrol SA	15,413,160	8,988,982
		14,384,763

Czech Republic 0.1%
CEZ AS	153,437	5,255,546

Greece 0.2%
Alpha Services & Holdings SA *	3,838,164	7,214,578
Hellenic Telecommunications Organization SA	426,268	6,439,554
		13,654,132

Hungary 0.5%
MOL Hungarian Oil & Gas PLC	1,801,237	14,325,673
OTP Bank Nyrt	292,911	14,038,008
		28,363,681

India 13.8%
Axis Bank Ltd.	1,061,135	13,758,777
Bharat Petroleum Corp. Ltd.	4,481,745	32,638,979
Bharti Airtel Ltd.	1,236,274	16,749,050
Bharti Airtel Ltd. - Partly Paid Shares	49,821	433,610
See financial notes
Schwab Fundamental Index ETFs | Annual Report105

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Coal India Ltd.	3,175,053	16,722,243
GAIL India Ltd.	6,861,317	15,081,182
Grasim Industries Ltd.	469,337	12,404,144
HCL Technologies Ltd.	696,167	13,969,728
Hero MotoCorp Ltd.	213,907	11,419,466
Hindalco Industries Ltd.	3,023,786	18,374,379
Hindustan Petroleum Corp. Ltd.	4,889,575	30,039,341
Hindustan Unilever Ltd.	280,260	8,153,663
ICICI Bank Ltd.	541,714	6,874,303
Indian Oil Corp. Ltd.	21,313,431	42,554,246
Infosys Ltd.	2,627,482	53,043,187
ITC Ltd.	1,637,069	8,021,843
Jio Financial Services Ltd. *	2,341,287	8,753,398
JSW Steel Ltd.	1,106,538	10,677,534
Larsen & Toubro Ltd.	417,233	17,498,966
Mahindra & Mahindra Ltd.	729,504	17,001,414
Maruti Suzuki India Ltd.	91,144	12,408,489
NTPC Ltd.	6,970,441	28,212,564
Oil & Natural Gas Corp. Ltd.	14,273,837	45,550,266
Petronet LNG Ltd.	2,049,864	6,760,259
Power Finance Corp. Ltd.	3,858,758	18,647,784
Power Grid Corp. of India Ltd.	4,393,267	14,986,635
Rajesh Exports Ltd. *	2,202,154	8,192,054
REC Ltd.	2,541,402	13,548,933
Reliance Industries Ltd.	2,370,310	83,519,186
State Bank of India	1,420,403	12,815,383
Steel Authority of India Ltd.	5,663,197	8,277,985
Sun Pharmaceutical Industries Ltd.	467,067	8,888,588
Tata Consultancy Services Ltd.	645,718	31,890,972
Tata Motors Ltd.	2,271,363	26,029,266
Tata Motors Ltd., A Shares, DVR	403,789	3,078,957
Tata Steel Ltd.	19,734,553	33,523,125
Tech Mahindra Ltd.	586,068	9,003,817
UltraTech Cement Ltd.	56,158	6,699,982
UPL Ltd.	712,428	4,035,728
Vedanta Ltd.	4,170,051	13,480,858
Wipro Ltd.	1,379,005	8,624,992
		752,345,276

Indonesia 1.5%
Astra International Tbk. PT	37,493,542	12,466,036
Bank Central Asia Tbk. PT	16,668,990	10,474,469
Bank Mandiri Persero Tbk. PT	33,381,972	14,869,475
Bank Rakyat Indonesia Persero Tbk. PT	44,347,482	17,284,653
Telkom Indonesia Persero Tbk. PT	76,296,846	19,420,133
United Tractors Tbk. PT	3,924,064	5,874,235
		80,389,001

Kuwait 0.6%
Kuwait Finance House KSCP	3,112,296	8,194,246
Mobile Telecommunications Co. KSCP	4,428,023	7,239,706
National Bank of Kuwait SAKP	4,799,252	15,287,720
		30,721,672

Malaysia 1.7%
Axiata Group Bhd.	12,537,972	7,344,971
CIMB Group Holdings Bhd.	8,712,924	11,860,813
Genting Bhd.	6,277,200	6,309,608
Malayan Banking Bhd.	9,301,758	18,679,961
Petronas Chemicals Group Bhd.	3,832,300	5,652,955
Public Bank Bhd.	11,884,200	11,018,961
Sime Darby Bhd.	12,094,500	6,906,774
SECURITY	NUMBER OF SHARES	VALUE ($)
Tenaga Nasional Bhd.	9,429,900	22,375,024
		90,149,067

Mexico 3.5%
Alfa SAB de CV, A Shares	14,984,545	11,159,498
America Movil SAB de CV, Series B	45,656,555	42,696,430
Cemex SAB de CV, ADR *	2,903,435	22,182,243
Cemex SAB de CV, Series CPO *	274,374	209,480
Controladora AXTEL SAB de CV *	14,136,365	191,340
Fomento Economico Mexicano SAB de CV	2,039,068	25,428,462
Grupo Bimbo SAB de CV, Series A	1,813,890	7,578,025
Grupo Financiero Banorte SAB de CV, O Shares	2,553,556	26,366,721
Grupo Mexico SAB de CV, Series B	4,296,228	20,828,518
Grupo Televisa SAB, Series CPO	13,263,603	7,919,381
Ollamani SAB *	663,180	1,117,961
Orbia Advance Corp. SAB de CV	2,923,319	5,399,057
Wal-Mart de Mexico SAB de CV	4,524,717	18,094,626
		189,171,742

Qatar 0.7%
Ooredoo QPSC	2,088,749	6,522,680
Qatar Fuel QSC	1,295,558	5,323,139
Qatar Islamic Bank SAQ	1,136,416	6,289,146
Qatar National Bank QPSC	4,240,437	17,737,395
		35,872,360

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co.-Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
MMC Norilsk Nickel PJSC *(b)(c)	544	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.3%
Al Rajhi Bank	668,945	15,875,025
Riyad Bank	891,014	7,388,885
Saudi Arabian Oil Co.	2,028,646	17,147,449
Saudi Basic Industries Corp.	1,499,952	31,516,470
Saudi Electricity Co.	1,954,842	10,424,990
Saudi National Bank	1,477,368	16,683,074
Saudi Telecom Co.	2,136,385	24,181,944
Yanbu National Petrochemical Co.	487,888	4,871,985
		128,089,822

South Africa 4.0%
Absa Group Ltd.	1,743,009	14,860,835
Anglo American Platinum Ltd.	137,518	5,282,512
Anglogold Ashanti PLC	568,428	10,696,980
Bid Corp. Ltd.	455,682	10,658,214
Bidvest Group Ltd.	497,077	6,054,448
See financial notes
106Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Exxaro Resources Ltd.	583,595	5,406,477
FirstRand Ltd.	6,448,784	21,776,359
Gold Fields Ltd.	937,307	12,302,803
Impala Platinum Holdings Ltd.	1,861,795	6,286,940
MTN Group Ltd.	4,667,971	20,318,008
MultiChoice Group *	1,072,694	5,838,274
Naspers Ltd., N Shares	55,572	9,139,894
Nedbank Group Ltd.	868,686	9,925,446
Old Mutual Ltd.	10,461,975	6,511,552
Sanlam Ltd.	2,484,599	9,525,888
Sappi Ltd.	2,863,150	6,890,813
Sasol Ltd.	1,070,292	8,074,717
Shoprite Holdings Ltd.	727,738	9,795,609
Sibanye Stillwater Ltd.	11,330,830	11,736,162
Standard Bank Group Ltd.	2,269,729	23,878,371
Vodacom Group Ltd.	1,231,345	6,034,850
		220,995,152

Taiwan 20.2%
Acer, Inc.	7,113,470	10,160,653
ASE Technology Holding Co. Ltd.	6,313,000	27,760,863
Asia Cement Corp.	4,518,000	5,781,588
Asustek Computer, Inc.	1,958,100	28,185,688
AUO Corp. *	33,251,496	18,409,060
Catcher Technology Co. Ltd.	1,732,000	10,794,350
Cathay Financial Holding Co. Ltd. *	11,839,994	16,874,412
Chailease Holding Co. Ltd.	922,534	5,092,842
China Development Financial Holding Corp. *	18,608,000	7,387,981
China Steel Corp.	24,166,088	18,807,187
Chunghwa Telecom Co. Ltd.	4,246,764	16,189,281
Compal Electronics, Inc.	19,778,000	22,837,976
CTBC Financial Holding Co. Ltd.	19,530,809	18,165,608
Delta Electronics, Inc.	1,462,696	13,627,674
E.Sun Financial Holding Co. Ltd.	8,064,724	6,442,186
Evergreen Marine Corp. Taiwan Ltd.	3,237,000	16,948,180
Far Eastern New Century Corp.	10,045,061	10,359,828
First Financial Holding Co. Ltd.	7,688,776	6,591,874
Formosa Chemicals & Fibre Corp.	8,197,882	14,834,744
Formosa Petrochemical Corp.	2,830,704	6,653,737
Formosa Plastics Corp.	5,657,476	12,832,883
Foxconn Technology Co. Ltd.	3,428,858	5,391,235
Fubon Financial Holding Co. Ltd.	10,323,406	22,208,248
Hon Hai Precision Industry Co. Ltd.	44,145,928	143,850,127
Hotai Motor Co. Ltd.	252,800	5,366,387
Innolux Corp. *	42,864,732	20,544,478
Inventec Corp.	8,183,646	14,239,407
Largan Precision Co. Ltd.	110,200	9,029,501
Lite-On Technology Corp., ADR	2,897,229	10,036,431
MediaTek, Inc.	1,082,046	39,024,105
Mega Financial Holding Co. Ltd.	8,220,348	10,064,299
Micro-Star International Co. Ltd.	1,191,000	7,196,602
Nan Ya Plastics Corp.	9,634,588	18,196,583
Novatek Microelectronics Corp.	662,000	12,586,786
Pegatron Corp.	9,477,234	25,634,809
Pou Chen Corp.	10,303,000	9,941,363
Powertech Technology, Inc.	2,080,000	10,265,268
President Chain Store Corp.	630,000	5,371,328
Quanta Computer, Inc.	4,165,058	30,569,717
Shin Kong Financial Holding Co. Ltd. *	19,196,000	5,034,399
Synnex Technology International Corp.	4,069,178	10,015,408
Taiwan Cement Corp.	9,389,760	9,535,465
Taiwan Cooperative Financial Holding Co. Ltd.	6,474,357	5,315,160
Taiwan Mobile Co. Ltd.	1,865,530	5,842,784
Taiwan Semiconductor Manufacturing Co. Ltd.	11,421,352	249,315,329
SECURITY	NUMBER OF SHARES	VALUE ($)
Uni-President Enterprises Corp.	7,612,796	18,472,341
United Microelectronics Corp.	13,735,931	21,227,803
Walsin Lihwa Corp.	5,706,925	6,680,151
Wistron Corp.	7,309,934	26,710,241
WPG Holdings Ltd.	6,394,880	18,774,257
Yageo Corp.	438,635	7,743,189
Yang Ming Marine Transport Corp.	6,016,000	9,487,578
Yuanta Financial Holding Co. Ltd.	11,928,938	10,359,207
Zhen Ding Technology Holding Ltd.	1,645,000	5,230,152
		1,103,998,733

Thailand 2.6%
Advanced Info Service PCL NVDR	1,256,500	7,041,865
Bangkok Bank PCL NVDR	1,044,400	4,164,205
Charoen Pokphand Foods PCL NVDR	17,627,100	9,289,062
CP ALL PCL NVDR	5,207,800	8,349,324
Kasikornbank PCL NVDR	3,231,300	11,081,832
Krung Thai Bank PCL NVDR	11,505,400	5,164,839
PTT Exploration & Production PCL NVDR	1,883,300	7,929,131
PTT Global Chemical PCL NVDR	9,075,900	9,616,177
PTT PCL NVDR	52,492,700	50,128,955
SCB X PCL NVDR	3,170,500	9,945,107
Siam Cement PCL NVDR	1,819,300	13,645,384
Thai Oil PCL NVDR	3,917,787	6,117,275
		142,473,156

Turkey 1.4%
Akbank TAS	9,827,462	13,088,698
BIM Birlesik Magazalar AS	749,077	9,315,550
Eregli Demir ve Celik Fabrikalari TAS *	4,709,067	6,866,062
Haci Omer Sabanci Holding AS	2,700,267	6,876,135
KOC Holding AS	1,491,039	8,033,144
Turk Hava Yollari AO *	815,693	7,361,414
Turkcell Iletisim Hizmetleri AS	3,904,254	8,372,578
Turkiye Is Bankasi AS, Class C	22,467,728	7,988,270
Turkiye Petrol Rafinerileri AS	1,373,654	7,119,122
		75,020,973

United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC	2,974,598	6,940,648
Dubai Islamic Bank PJSC	3,512,943	6,159,534
Emaar Properties PJSC	7,088,257	15,670,627
Emirates Telecommunications Group Co. PJSC	3,529,377	17,392,721
First Abu Dhabi Bank PJSC	4,112,323	15,271,879
		61,435,409
Total Common Stocks (Cost $4,552,219,930)		5,167,350,890

PREFERRED STOCKS 4.8% OF NET ASSETS

Brazil 4.7%
Banco Bradesco SA	10,074,855	27,880,663
Centrais Eletricas Brasileiras SA, B Shares	360,191	3,473,127
Cia Energetica de Minas Gerais	2,404,911	5,793,683
Companhia Paranaense de Energia, B Shares	3,806,256	7,829,075
Gerdau SA	3,130,695	13,546,928
Itau Unibanco Holding SA	7,320,537	50,005,339
Metalurgica Gerdau SA	4,188,342	8,522,262
See financial notes
Schwab Fundamental Index ETFs | Annual Report107

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of February 29, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Petroleo Brasileiro SA	17,066,575	137,874,940
		254,926,017

Colombia 0.1%
Bancolombia SA	1,069,015	8,733,765

Russia 0.0%
Surgutneftegas PJSC *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	11,600	0
		0
Total Preferred Stocks (Cost $179,691,996)		263,659,782

SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)	38,811,574	38,811,574
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28% (d)(e)	16,803,070	16,803,070
		55,614,644
Total Short-Term Investments (Cost $55,614,644)		55,614,644
Total Investments in Securities (Cost $4,787,526,570)		5,486,625,316

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/15/24	491	24,962,440	213,859

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,933,613.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,167,350,890	$—	$—	$5,167,350,890
Russia	—	—	0 *	0
Preferred Stocks[1]	263,659,782	—	—	263,659,782
Russia	—	—	0 *	0
Short-Term Investments[1]	55,614,644	—	—	55,614,644
Futures Contracts[2]	213,859	—	—	213,859
Total	$5,486,839,175	$—	$0	$5,486,839,175

*	Level 3 amount shown includes securities determined to have no value at February 29, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
108Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Assets and Liabilities

As of February 29, 2024
Assets
Investments in securities, at value - unaffiliated (cost $4,787,526,570) including securities on loan of $14,933,613		$5,486,625,316
Foreign currency, at value (cost $9,130,965)		9,073,097
Deposit with broker for futures contracts		2,904,020
Receivables:
Dividends		13,563,896
Income from securities on loan		59,655
Variation margin on future contracts	+	4,737
Total assets		5,512,230,721

Liabilities
Collateral held for securities on loan		16,803,070
Payables:
Foreign capital gains tax		35,419,509
Management fees	+	1,675,578
Total liabilities		53,898,157
Net assets		$5,458,332,564

Net Assets by Source
Capital received from investors		$5,615,299,589
Total distributable loss	+	(156,967,025)
Net assets		$5,458,332,564

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,458,332,564		200,300,000		$27.25

See financial notes
Schwab Fundamental Index ETFs | Annual Report109

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Operations

For the period March 1, 2023 through February 29, 2024
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $30,114,343)		$245,191,117
Interest received from securities - unaffiliated		195,397
Securities on loan, net	+	1,400,124
Total investment income		246,786,638

Expenses
Management fees		19,501,955
Professional fees	+	4,587 [1]
Total expenses		19,506,542
Expense reduction by investment adviser	–	4,587 [1]
Net expenses	–	19,501,955
Net investment income		227,284,683

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated (net of foreign capital gains tax paid of $6,062,075)		3,182,075
Net realized gains on sales of in-kind redemptions - unaffiliated		4,090,043
Net realized losses on futures contracts		(436,518)
Net realized losses on foreign currency transactions	+	(1,445,457)
Net realized gains		5,390,143
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of ($26,920,796))		389,403,696
Net change in unrealized appreciation (depreciation) on futures contracts		833,218
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(130,932)
Net change in unrealized appreciation (depreciation)	+	390,105,982
Net realized and unrealized gains		395,496,125
Increase in net assets resulting from operations		$622,780,808

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 4 for additional information).

See financial notes
110Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/23-2/29/24		3/1/22-2/28/23
Net investment income		$227,284,683	$265,272,788
Net realized gains (losses)		5,390,143	(545,871,571)
Net change in unrealized appreciation (depreciation)	+	390,105,982	(153,773,482)
Increase (decrease) in net assets resulting from operations		$622,780,808	($434,372,265 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($245,342,700 )	($239,783,490 )

TRANSACTIONS IN FUND SHARES
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,300,000	$635,220,521	35,600,000	$943,221,611
Other capital		—	—	—	1,902,000
Shares redeemed	+	(3,200,000)	(83,731,930)	(21,400,000)	(567,127,546)
Net transactions in fund shares		21,100,000	$551,488,591	14,200,000	$377,996,065

SHARES OUTSTANDING AND NET ASSETS
	3/1/23-2/29/24			3/1/22-2/28/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		179,200,000	$4,529,405,865	165,000,000	$4,825,565,555
Total increase (decrease)	+	21,100,000	928,926,699	14,200,000	(296,159,690)
End of period		200,300,000	$5,458,332,564	179,200,000	$4,529,405,865
See financial notes
Schwab Fundamental Index ETFs | Annual Report111

Schwab Fundamental Index ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab International Dividend Equity ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab International Equity ETF
Schwab Fundamental International Large Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental International Small Company Index ETF	Schwab Emerging Markets Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Dividend Equity ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF	Schwab High Yield Bond ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
112Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Index ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Schwab Fundamental Index ETFs | Annual Report113

Schwab Fundamental Index ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of February 29, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 29, 2024, Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the related collateral as of February 29, 2024 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in each fund’s Statement of Operations, if any. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 4 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended February 29, 2024, the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF make distributions from net investment income, if any, semiannually. All funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of February 29, 2024, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
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Financial Notes (continued)

3. Risk Factors (continued):
Investment Style Risk. The funds are index funds. Therefore, each fund follows their respective securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to an index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach, they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
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Financial Notes (continued)

3. Risk Factors (continued):
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
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Financial Notes (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. BROAD MARKET INDEX ETF	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX ETF	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY INDEX ETF	SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX ETF	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL COMPANY INDEX ETF	SCHWAB FUNDAMENTAL EMERGING MARKETS LARGE COMPANY INDEX ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
For the period ended February 29, 2024, the professional fees incurred by the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF and paid by the investment adviser were $41,495, $19,517 and $4,587, respectively, as shown as Professional fees in each fund’s Statement of Operations.
During the period ended February 29, 2024, Schwab Fundamental Emerging Markets Large Company Index ETF recovered interest on previously withheld foreign taxes from Poland. The payments received by Schwab Fundamental Emerging Markets Large Company Index ETF amounted to $102,911, and are recorded within Dividends received from securities — unaffiliated in the fund’s Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amount of $4,587, which has  been reimbursed to the investment adviser by the Schwab Fundamental Emerging Markets Large Company Index ETF and is recorded within Dividends received from securities — unaffiliated in the fund’s Statement of Operations. During the period ended February 29, 2024, Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of February 29, 2024, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF to the investment adviser were $57,758 and $21,504, respectively. Schwab Fundamental Emerging Markets Large Company Index ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional foreign withholding tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers.  For the period ended February 29, 2024, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Broad Market Index ETF	$17,326,258	$14,445,862	$87,951
Schwab Fundamental U.S. Large Company Index ETF	363,434,529	315,670,986	(40,399,639)
Schwab Fundamental U.S. Small Company Index ETF	214,289,281	197,780,995	(25,078,704)
Schwab Fundamental International Large Company Index ETF	195,454,692	215,037,390	(10,211,840)
Schwab Fundamental International Small Company Index ETF	123,802,008	71,086,526	(3,260,250)
Schwab Fundamental Emerging Markets Large Company Index ETF	69,110,808	17,730,297	(743,424)

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex . All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit  amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Financial Notes (continued)

7. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit  amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of February 29, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Fundamental U.S. Broad Market Index ETF
Futures Contracts[1]	$12,472	$12,472
Schwab Fundamental U.S. Large Company Index ETF
Futures Contracts[1]	436,213	436,213
Schwab Fundamental U.S. Small Company Index ETF
Futures Contracts[1]	148,023	148,023
Schwab Fundamental International Large Company Index ETF
Futures Contracts[1]	1,710,897	1,710,897
Schwab Fundamental International Small Company Index ETF
Futures Contracts[1]	330,816	330,816
Schwab Fundamental Emerging Markets Large Company Index ETF
Futures Contracts[1]	213,859	213,859

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

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Financial Notes (continued)

8. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended February 29, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market Index ETF
Futures Contracts[1]	$129,801	$129,801
Schwab Fundamental U.S. Large Company Index ETF
Futures Contracts[1]	3,820,430	3,820,430
Schwab Fundamental U.S. Small Company Index ETF
Futures Contracts[1]	1,511,467	1,511,467
Schwab Fundamental International Large Company Index ETF
Futures Contracts[1]	3,457,955	3,457,955
Schwab Fundamental International Small Company Index ETF
Futures Contracts[1]	1,121,535	1,121,535
Schwab Fundamental Emerging Markets Large Company Index ETF
Futures Contracts[1]	(436,518)	(436,518)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab Fundamental U.S. Broad Market Index ETF
Futures Contracts[1]	$24,234	$24,234
Schwab Fundamental U.S. Large Company Index ETF
Futures Contracts[1]	1,108,702	1,108,702
Schwab Fundamental U.S. Small Company Index ETF
Futures Contracts[1]	155,790	155,790
Schwab Fundamental International Large Company Index ETF
Futures Contracts[1]	2,370,400	2,370,400
Schwab Fundamental International Small Company Index ETF
Futures Contracts	521,650	521,650
Schwab Fundamental Emerging Markets Large Company Index ETF
Futures Contracts[1]	833,218	833,218

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended February 29, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Broad Market Index ETF	$912,737	6
Schwab Fundamental U.S. Large Company Index ETF	18,974,148	85
Schwab Fundamental U.S. Small Company Index ETF	11,766,107	126
Schwab Fundamental International Large Company Index ETF	53,225,969	502
Schwab Fundamental International Small Company Index ETF	17,839,927	168
Schwab Fundamental Emerging Markets Large Company Index ETF	30,582,023	612
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Financial Notes (continued)

 9. Purchases and Sales of Investment Securities:
For the period ended February 29, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market Index ETF	$68,682,127	$61,075,667
Schwab Fundamental U.S. Large Company Index ETF	1,265,274,200	1,166,268,419
Schwab Fundamental U.S. Small Company Index ETF	1,579,719,893	1,390,055,993
Schwab Fundamental International Large Company Index ETF	1,479,871,587	1,148,941,181
Schwab Fundamental International Small Company Index ETF	719,271,828	638,610,615
Schwab Fundamental Emerging Markets Large Company Index ETF	1,227,592,330	796,706,692

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the funds, except for Schwab Fundamental Emerging Markets Large Company Index ETF,  generally have no effect on net asset value per share. Variable charges for the Schwab Fundamental Emerging Markets Large Company Index ETF generally had no effect on the net asset value in the current period, but variable charges in the prior period were larger than other funds and are disclosed in Other Capital in the Financial Highlights and in the fund’s Statement of Changes in Net Assets. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 29, 2024, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market Index ETF	$141,262,456	$22,628,061
Schwab Fundamental U.S. Large Company Index ETF	2,584,436,852	568,460,170
Schwab Fundamental U.S. Small Company Index ETF	1,670,267,298	761,023,228
Schwab Fundamental International Large Company Index ETF	1,468,090,360	14,252,854
Schwab Fundamental International Small Company Index ETF	200,107,051	81,399,458
Schwab Fundamental Emerging Markets Large Company Index ETF	65,403,875	12,163,787
For the period ended February 29, 2024, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 29, 2024 are disclosed in the funds’ Statements of Operations, if any.
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Schwab Fundamental Index ETFs
Financial Notes (continued)

 11. Federal Income Taxes:
As of February 29, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Broad Market Index ETF	$543,491,874	$186,727,007	($25,236,430 )	$161,490,577
Schwab Fundamental U.S. Large Company Index ETF	12,066,756,498	3,037,624,757	(601,109,097)	2,436,515,660
Schwab Fundamental U.S. Small Company Index ETF	7,228,515,736	1,545,631,822	(770,305,796)	775,326,026
Schwab Fundamental International Large Company Index ETF	10,456,571,730	2,603,241,327	(813,566,093)	1,789,675,234
Schwab Fundamental International Small Company Index ETF	3,119,452,341	590,124,040	(456,996,021)	133,128,019
Schwab Fundamental Emerging Markets Large Company Index ETF	5,061,834,814	1,281,302,604	(856,298,243)	425,004,361

As of February 29, 2024, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Fundamental U.S. Broad Market Index ETF	$2,346,173	$161,490,577	$—	($20,729,858 )	$143,106,892
Schwab Fundamental U.S. Large Company Index ETF	49,787,694	2,436,515,660	—	(513,927,495)	1,972,375,859
Schwab Fundamental U.S. Small Company Index ETF	15,919,593	775,326,026	—	(701,843,303)	89,402,316
Schwab Fundamental International Large Company Index ETF	110,215,668	1,789,675,234	(103,094)	(335,920,169)	1,563,867,639
Schwab Fundamental International Small Company Index ETF	24,473,131	133,128,019	(195,613)	(217,337,538)	(59,932,001)
Schwab Fundamental Emerging Markets Large Company Index ETF	30,003,705	425,004,361	(35,612,077)	(576,363,014)	(156,967,025)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation (depreciation) on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 29, 2024, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Broad Market Index ETF	$20,729,858
Schwab Fundamental U.S. Large Company Index ETF	513,927,495
Schwab Fundamental U.S. Small Company Index ETF	701,843,303
Schwab Fundamental International Large Company Index ETF	335,920,169
Schwab Fundamental International Small Company Index ETF	217,337,538
Schwab Fundamental Emerging Markets Large Company Index ETF	576,363,014
For the fiscal year ended February 29, 2024, the Schwab Fundamental Emerging Markets Large Company Index ETF had capital loss carryforwards utilized of $5,945,669.
124Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Index ETFs
Financial Notes (continued)

11. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab Fundamental U.S. Broad Market Index ETF	$10,452,300	$8,668,580
Schwab Fundamental U.S. Large Company Index ETF	228,247,615	197,038,665
Schwab Fundamental U.S. Small Company Index ETF	100,406,860	74,669,735
Schwab Fundamental International Large Company Index ETF	385,557,540	247,435,740
Schwab Fundamental International Small Company Index ETF	89,978,610	51,473,080
Schwab Fundamental Emerging Markets Large Company Index ETF	245,342,700	239,783,490
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of February 29, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended February 29, 2024, the funds did not incur any interest or penalties.

12. Subsequent Events:
At a meeting held on February 28, 2024, the Board approved changes to each fund’s comparative index from a Russell RAFI Index to a RAFI Fundamental High Liquidity Index as well as changes to each fund’s investment objective, which is nonfundamental, and each fund’s name. These changes are scheduled to be effective on or about June 21, 2024. For more information please visit schwabassetmanagement.com/schwabetfs_prospectus.
Other than the planned changes discussed above, management has determined there are no other subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Fundamental Index ETFs | Annual Report125

Schwab Fundamental Index ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (the “Funds”), six of the funds constituting Schwab Strategic Trust, as of February 29, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Schwab Strategic Trust as of February 29, 2024, and the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended February 29, 2020 were audited by other auditors, whose report, dated April 16, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinions
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 16, 2024
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Fundamental Index ETFs
Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to their shareholders for the fiscal year ended February 29, 2024. The foreign tax credit and the foreign source income amounts are as follows:
	FOREIGN TAX CREDIT	FOREIGN SOURCE INCOME
Schwab Fundamental U.S. Broad Market Index ETF	$—	$—
Schwab Fundamental U.S. Large Company Index ETF	—	—
Schwab Fundamental U.S. Small Company Index ETF	—	—
Schwab Fundamental International Large Company Index ETF	30,284,855	411,506,657
Schwab Fundamental International Small Company Index ETF	9,282,644	94,916,963
Schwab Fundamental Emerging Markets Large Company Index ETF	34,752,341	274,295,451
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended February 29, 2024, qualify for the corporate dividends received deduction:

Schwab Fundamental U.S. Broad Market Index ETF	100.00%
Schwab Fundamental U.S. Large Company Index ETF	100.00%
Schwab Fundamental U.S. Small Company Index ETF	79.35%
Schwab Fundamental International Large Company Index ETF	— %
Schwab Fundamental International Small Company Index ETF	— %
Schwab Fundamental Emerging Markets Large Company Index ETF	— %
For the fiscal year ended February 29, 2024, the funds designate the following amounts of the dividend distributions as qualified dividends for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.  Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Schwab Fundamental U.S. Broad Market Index ETF	$10,452,300
Schwab Fundamental U.S. Large Company Index ETF	228,247,615
Schwab Fundamental U.S. Small Company Index ETF	82,003,463
Schwab Fundamental International Large Company Index ETF	322,551,926
Schwab Fundamental International Small Company Index ETF	74,085,180
Schwab Fundamental Emerging Markets Large Company Index ETF	117,940,039
For the fiscal year ended February 29, 2024, the funds designate the following amounts as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Schwab Fundamental U.S. Broad Market Index ETF	$—
Schwab Fundamental U.S. Large Company Index ETF	—
Schwab Fundamental U.S. Small Company Index ETF	16,307,455
Schwab Fundamental International Large Company Index ETF	—
Schwab Fundamental International Small Company Index ETF	—
Schwab Fundamental Emerging Markets Large Company Index ETF	—
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Schwab Fundamental Index ETFs
Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity risk metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
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Schwab Fundamental Index ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Fundamental Index ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

130Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Index ETFs
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Fundamental Index ETFs
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR) A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR) A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity The ability to convert a security or asset quickly into cash.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
132Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Index ETFs
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market The market that deals with the issuance of new securities.
rights and warrants Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net) An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging markets globally.
Russell RAFI US Index An index that selects, ranks, and weights securities by fundamental measures of company size rather than market capitalization. The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing company score and each company receives a weight based on its percentage of the total scores of the companies. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Large Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net) An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
Schwab Fundamental Index ETFs | Annual Report133

Notes

Schwab Fundamental Index ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Schwab High Yield Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2024 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Fundamental Index ETFs
Active semi-transparent (also referred to as non-transparent) ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR79815-10
00297771

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of thirty operational series. Seven series have a fiscal year-end of the last day of February, whose annual financial statements are reported in Item 1, two series have a fiscal year-end of March 31, thirteen series have a fiscal year-end of August 31, and eight series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty operational series during 2023/2024 and the twenty-nine operational series during 2022/2023, based on their respective 2023/2024 and 2022/2023 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees[1]		(b) Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023	Fiscal Year 2023/2024	Fiscal Year 2022/2023
$558,674	$505,650	$0	$0	$98,550	$89,900	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2023/2024: $4,105,914	2022/2023: $	2,859,315

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are J. Derek Penn, Michael J. Beer and Kimberly S. Patmore.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements and financial highlights are included as part of the report to shareholders filed under Item 1 of this Form.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 1 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	April 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	April 16, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer

Date:	April 16, 2024